MAXIM SERIES FUND, INC.
                               8515 EAST ORCHARD ROAD
                             ENGLEWOOD, COLORADO  80111




TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.:

The bull market in stocks continued for the second consecutive year in 1996. The two-year gain ranks as the eighth best ever. Once again, the large capitalization sector of the stock market provided most of the fireworks. Along the way, the Dow Jones Industrial Average posted over 40 record daily closing all-time highs. As was the case in 1995, the small-capitalization sector of the stock market lagged behind. There were, however, some sectors of the small-cap market that performed extremely well.

The stock market's strong advance over the course of 1996 occurred in the face of a bond market which basically sat out the year. The total return on most bond indexes was in the mid-to-single digit range for the year, with all of the gains coming from the coupon component. The bond market did not sit around with nothing to do all year - far from it.
Periodic signs of strong growth and inflation scares kept bond analysts and portfolio managers busy trading all year long.

Looking ahead into 1997, there is nothing that can be seen at this time that will upset the delicate balance of relatively slow economic growth accompanied by low inflation and strong corporate profitability. However, given the fact that current stock market valuation levels discount the "best of all worlds" outlook, it is difficult to maintain expectations of another year of substantial gains in stocks. A more likely scenario for the stock market in 1997 is a return to more average gains in the neighborhood of 10%. The bond market is likely to experience another range-bound year, with the yield on the 30-year U.S. Treasury periodically moving between 6-7% depending on market reaction to economic developments as they occur throughout the year.

Maxim Series Fund offers a wide variety of investment options.
Following is a review of the
Portfolios.

The investment adviser for Maxim Series Fund, Inc. is GW Capital
Management, Inc.

Yours truly,




James D. Motz
Chairman and President

Maxim Bond Portfolio
1996 was a difficult one for bond market investors following 1995's spectacular returns. Bond yields rose 125 basis points by mid-year, although they ended only 69 basis points higher after rallying through the fall. However, 1996 was a superb year for spread product. For the second year in a row, corporates were the best performing sector besting benchmark Treasuries by 152 basis points for the year.

The Maxim Bond Portfolio came into 1996 slightly longer than its index's duration. During the first quarter, the fund moved its duration back to that of the index, all the while favoring the bonds in the lower credit ratings. As the market rallied in the fall, the fund's duration was increased to about 110% of the index.

By overweighting the weaker credit sectors and by not straying far from the index's duration, the Bond Portfolio outperformed the index in 1996.

25
                                   $21,406.90  Lehman Intermed.
                                        Govt/Corp Bond Index
                                   $20,579.92  Maxim Bond Portfolio
                                        as of 12/31/96
20

15

10
1987 1988  1989  1990  1991  1992  1993  1994  1995  1996

Bond Portfolio Total Return -One Year -4.26%
                                 Five Year -  6.23%
                                 Ten Year -   7.48%
Portfolio inception 2/25/82
Past performance is not predictive of future results

Maxim Total Return Portfolio

During 1996, the U.S. equity market advanced to record highs with its second consecutive year of returns in excess of 20%.
The stock markets seemingly unstoppable advance is being spurred by continuing moderate economic growth, strong corporate profitability and favorable supply/demand conditions for U.S. stocks. In the fixed income market, the year was marked by increased volatility with interest rates finishing modestly higher than when the year commenced, reflective of prospects for continuing domestic economic growth.

In light of our favorable outlook for U.S. equities, we maintained full exposure to stocks within the Portfolio throughout 1996.
With regard to sector emphasis, the Portfolio remained well weighted in technology, energy and financial stocks. However, performance was hindered by our exposure to the more economically sensitive sectors of the market. This emphasis was premised on our expectation for a return to synchronized global growth in 1996, an element that was slow to materialize. Our exposure to small capitalized stocks was also a drag on performance given the domination of the blue chip stocks within the market, particularly in the final quarter of the year.

The Portfolio's exposure to the fixed income market was below average entering 1996 based on our view that a return to global growth would contain any further decline in interest rates. As global growth appeared to stall mid-year and rates around the world declined precipitously, we increased our exposure to this asset class. Within the Portfolio, we initiated a position in Canadian bonds reflecting our expectation for a narrowing of the Canada/U.S. spread. During the latter half of 1996, the spread did, in fact, narrow substantially, favorably impacting the portfolio's performance.

For 1997, the fundamental underpinnings of the U.S. equity market remain positive. However, we anticipate more modest returns that those experienced over the past two years as well as increased volatility. Our expectation for synchronized global growth has not dimmed, and is likely to unfold in 1997. This should translate into out-performance by the more economically sensitive sectors of the equity market while serving to hamper any significant decline in U.S. rates at this juncture.

25
                                   $23,660.26  Lipper Balanced
                                        Fund Index
                                   $23,242.53  Maxim Total Return
                                        Portfolio as of 12/31/96
20

15

10
1987 1988  1989  1990  1991  1992  1993  1994  1995  1996

Total Return Portfolio Total Return -One Year -     11.76%
                                 Five Year -        9.56%
                                 Since Inception-   9.37%
Portfolio inception 7/29/87
Past performance is not predictive of future results


Maxim U.S. Government Securities Portfolio
Mortgage-backed security (MBS) performance made a comeback in 1996, outperforming comparable duration corporates as well as governments. A fairly consistent upward move in interest rates for much of the year allayed prepayment concerns and resulted in increased demand for assets in the MBS sector. Spreads narrowed versus Treasuries with the increase in demand.
However, achievable yields in the sector were greater than could be achieved in alternative asset classes.

Tiering by production year was the main theme in the pass-through market in 1996. This has occurred as a result of important changes in the methodologies used for constructing MBS indices that were implemented in 1996 for all major indices. This effectively makes "seasoning" or "production year" a significant issue when developing portfolio strategies. The impact of this tiering is higher prices being required for increased seasoning.

Supply/demand technicals were favorable, especially given the tightness of spreads in competing asset classes. The Agencies played a significant role in the MBS market, buying mortgages for their own portfolios. Their accumulation of mortgage originations in 1996 provided support for the MBS market and resulted in much lower spread volatility.

The Maxim U.S. Government Securities portfolio was underweighted in MBS coming into 1996 and through the first quarter.
Interest rates turned sharply upward in February and as a result the portfolio underperformed its benchmark index for the first quarter. Portfolio rebalancing was effected by the end of the second quarter which brought returns more in line with the Index. The second half of 1996 was good from a performance standpoint as the Maxim U.S. Government Securities Portfolio outperformed its index for this period. This performance was not strong enough to offset the first half of 1996 and consequently, on a one year basis, Portfolio returns lagged the benchmark.

25
                                   $23,235.69  Merrill Lynch
                                        Mortgage Index
                                   $23,186.14  Lehman
                                        Mortgage-Backed
                                        Secs. Index
                                   $21,907.82  Maxim U.S.
                                        Government
                                        Securities Portfolio
                                        as of 12/31/96
20

15

10
1987 1988  1989  1990  1991  1992  1993  1994  1995  1996

U.S. Government Securities Portfolio Total Return -One Year -
3.92%
                                                    Five Year -
     6.83%
                                                    Ten Year-
     8.16%
Portfolio inception 4/8/85
Past performance is not predictive of future results

Maxim Stock Index Portfolio
The stock market continued to defy gravity in 1996. Two weeks after Federal Reserve Chairman Greenspan gave his "irrational exuberance" speech, the S&P 500 index went up 14.22 points. Favorable earnings reports continued to have a positive influence on the market. During the month of December there were signs of money shifting from large cap stocks toward medium and small cap stocks. The S&P 500 started the year at the 675 and broke the 700 level to end up at 740. Accordingly, the Stock
Index Portfolio had another good year.

50

                                   $41,432.53  S&P 500 Index
                                   $33,912.35  Maxim Stock Index
                                        Portfolio as of 12/31/96
40

30

20

10
1987 1988  1989  1990  1991  1992  1993  1994  1995  1996

Stock Index Portfolio Total Return -One Year -      21.81%
                                       Five Year -         13.98%
                                       Ten Year-           12.99%
Portfolio inception 2/25/82
Past performance is not predictive of future results

Maxim Small-Cap Index Portfolio
The Russell 2000 Index continued to lag the larger stock indices for 1996. However, in December investors started shifting money out of large caps into the small cap market. The Russell 2000 was the best performing index in December, gaining 2.4%.
Continued improvement in earnings as well as a high level of merger activity supported the market. The index ended at a record high of 364.61.

15
                                   $14,860.58  Russell 2000 Index
                                   $14,040.68  Maxim Small-Cap
                                        Index Portfolio
                                        as of 12/31/96
12

9
1993  1994  1995  1996

Small-Cap Index Portfolio Total Return -One Year -         15.30%
                                              Since Inception -
11.64%
Portfolio inception 12/1/93
Past performance is not predictive of future results

Maxim T. Rowe Price Equity/Income Portfolio
While the last 12 months were a strong period for the broad equity market, it was challenging for income-oriented investors.
Bond and money market returns were generally in the mid-to-single digit range in 1996, with shorter-maturity securities returning more than those with longer maturities. Two traditional high-yield sectors of the equity market, electric utilities and telephone companies, were about flat on average for the year. These sectors suffered due to their interest rate sensitivity and concern about the impact of a newly deregulated environment.

Despite poor returns from many traditional yield vehicles, the Portfolio performed reasonably well due to the continued strength of companies in the financial, health care, and energy sectors. Many of these holdings were purchased when they were, for various reasons, out of favor and inexpensive on a relative valuation basis. Investment decisions are often based on the tendency of a company's fundamentals and stock price to regress within historical ranges and for investor perceptions about the relative values of these stocks to improve over the intermediate term.

During the second half of the year, despite a market that had advanced sharply, we were able to find opportunities in companies with higher-than-average dividend yields, limited risk, and attractive return potential. In many cases, investments that interest us often involve stocks that have suffered relative to the broad market for various reasons. Controversy and underperformance often create opportunities that we hope to exploit profitably on the portfolio's behalf.

Over the last few years, stock prices have appreciated at a much faster rate than the earnings and dividends of the underlying companies. Because of this "delinkage," we expect more subdued equity performance in 1997. We are not at the point of yelling fire in a crowded theater but simply want to raise the possibility that the year ahead may not live up to many investors' high expectations for a continuation of recent trends. Notwithstanding this cautionary tone, we continue to believe we will find interesting investment opportunities during the year.

20
                                   $16,542.97  S&P 500 Index
                                   $15,715.57  Lipper Equity/Income
                                        Fund Index
                                   $14,769.12  Maxim T. Rowe Price
                                        Equity/Income Portfolio
                                        as of 12/31/96
15

10

5
1994    1995      1996

Maxim T. Rowe Price Equity/Income Portfolio Total Return -One Year
-    19.39%
                                                           Since
Inception -  23.20%
Portfolio inception 11/1/94
Past performance is not predictive of future results

Maxim Mid-Cap Portfolio
The markets produced substantial gains in 1996, despite a considerable amount of volatility. While small capitalization issues made dramatic gains early in the year, they eventually encountered tremendous volatility. In some market areas, such as technology and other high P/E stocks, the action was brutal in the third quarter, marked in many cases by indiscriminate selling. However, equities proved resilient, and stocks produced very respectable gains in the last half of the year, as a number of indices ended the year at or near record levels.

The Portfolio lagged its benchmark index due in part to several individual disappointments, especially in the wireless communications area, but also because broad market advances had an unusually narrow focus during the last three months.
Almost across the board, the fourth quarter rally was a flight to liquidity - that is, investors put money almost exclusively into companies with larger market capitalizations. Not only did large stocks continue to outperform smaller stocks, but the largest stocks in each capitalization category, small, mid and large-cap, performed better than their smaller siblings. In terms of individual holdings, some of the portfolio's positions came under profit-taking, or were out of sync with market psychology, even though their long-term fundamentals have not changed or have even improved. Though the setbacks were real, they should prove temporary because the long-term outlook for these companies continues to be very positive.

Although recent performance was disappointing, the low valuations in the mid-cap sector provided a number of attractive buying opportunities. If the economic backdrop remains favorable, it is expected that stocks will continue to perform well in 1997, though market history tells us it will be hard to match the numbers of the past two years.

20
                                   $15,050.43  S&P Mid-Cap 400
                                        Index
                                   $14,859.61  Maxim MidCap
                                        Portfolio
                                        as of 12/31/96
15

10

5
1994    1995      1996

Maxim MidCap Portfolio Total Return -  One Year -          5.96%
                                              Since Inception -
14.11%
Portfolio inception 1/1/94
Past performance is not predictive of future results

Maxim INVESCO Small-Cap Growth Portfolio
During 1996, the market averages performed well compared to historical averages. The small capitalization index underperformed the large capitalization index (Russell 2000 Index +14.7% versus the S&P 500 Index +20.2%). The majority of small-cap underperformance occurred in the fourth quarter as investors placed an increasing premium on stocks with a high degree of liquidity. The performance of the Portfolio was boosted by high growth technology issues in the software and business services area. High growth healthcare issues primarily in services and outsourcing also aided the portfolio's performance. The earnings growth rate of the Portfolio was about 25% versus approximately 14% for the Russell 2000.

The investment philosophy of the Portfolio is that earnings and earnings growth determines equity valuations long-term. A corollary of this is that a diversified portfolio of companies with significantly higher earnings growth should result in above-average gains long-term. The investment strategy implemented by portfolio management assumes that small company valuations do not always reflect all relevant information. Therefore, fundamental analysis adds value. The focus of the portfolio manager and research department is the generation of investment ideas through fundamental analysis. The Portfolio looks for above average earnings growth and seeks companies where earnings growth is driven by revenue. The Portfolio also looks for minimum long-term debt and high returns on equity. Industry leading positions and competitive advantages that can be maintained or increased are also important screening criteria. Conservative accounting principles and a high percentage of recurring revenue are other sought-after characteristics. The Portfolio will use these qualities as well as other tools in the implementation of investment philosophy.

20
                                   $16,842.04  Russell 2000 Index
                                   $14,742,54  Maxim INVESCO
                                        Small-Cap Growth Portfolio
                                        as of 12/31/96
15

10

5
1994    1995      1996

Maxim INVESCO Small-Cap Growth Portfolio Total Return -One Year -
     26.74%
                                                           Since
Inception -  27.20%
Portfolio inception 11/1/94
Past performance is not predictive of future results

Maxim INVESCO ADR Portfolio
International equity markets in general ended 1996 on a strong note. One notable exception, however, was Japan which was particularly weak towards the end of the year on fears of a significant tightening of fiscal policy. The Japanese market fell by
15.5% for the year and had a major negative impact on the return for the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) index. The index increased by 6.0% for the 12-month period, but ex-Japan was 20.4% higher.
European markets were bolstered by strong bond markets which rallied on optimistic expectations for the implementation of the European Monetary Union before the end of the decade. Spain gave the best performance, rising by 40.1%. The Pacific
Rim markets were a mixed picture with Hong Kong and Malaysia outperforming the local index while both Korea and Thailand fell by over 35%. The emerging markets had, as always, widely diverging returns with Eastern Europe leading the way.

In the Maxim INVESCO ADR Portfolio, we adopt a bottom-up investment approach placing our primary emphasis on finding attractively priced stocks in the foreign markets, rather than using country selection as our starting point. The Portfolio substantially outperformed the index over the year as we focused on European stocks, particularly in the UK, the Netherlands and Spain. We could find only limited value in Japan, and our exposure in the Far East was concentrated on Australia and Hong Kong. The best performing stocks in the Portfolio were in the consumer staples, financial and utility sectors. By the end of the year, we were invested in 14 different markets.

15
                                   $13,830.40  Maxim INVESCO ADR
                                        Portfolio
                                   $11,334.59  MSCI EAFE Index
                                        as of 12/31/96
12

9
1994    1995      1996

Maxim INVESCO ADR Portfolio Total Return -    One Year -
21.17%
                                                    Since Inception
-   16.15%
Portfolio inception 11/1/94
Past performance is not predictive of future results

Maxim Small-Cap Value Portfolio
We are pleased to report that the Small Cap Value Portfolio posted solid gains for the year ending December 31, 1996. Over this same period, the small stocks that make up the Russell 2500 Index fared slightly worse with a 19% gain. However, in keeping with the market domination that has existed over much of the last two years, the large company stocks that make up the Standard & Poor's 500 Index rose 23% for the twelve months. It is important to note that the Portfolio's year-end results culminated with a very strong fourth quarter return of 9.7%. Over the same three month period, the S&P 500 Index posted a +8.3% gain while the Russell 2500 Index earned +5.6%.

In some ways, strong results for 1996 mask a very volatile year. The first quarter was a period during which the portfolio's conservative stance was overshadowed by the bigger gains of the most expensive, volatile and aggressive issues. However, by the end of the June, the tables began to turn. Specifically, the expensive issues that appeared to effortlessly soar higher in the first quarter and into April and May finally started to come down to earth. Our lack of ownership of these characteristically volatile securities permitted the Portfolio to avoid the mid-summer free fall. Moreover, the Portfolio was further aided during the period by a good number of the portfolio's undervalued securities that finally began to reap the rewards of their fundamental strength and predictability.

As the year came to a close, no one significant event impacted the Portfolio during the last three months of 1996. And although our analysis may sound overly simplistic, we solely attribute the Portfolio's good fourth quarter results to sound fundamentals among the small and medium-sized companies that make up the Portfolio. For our holdings, the dominant theme was business as usual. After Wall Street's lengthy infatuation with newer companies hyping "breakthrough," "cutting edge,"
"next generation" and "leading" technology, we were pleased that long-standing business franchises were finally rewarded for their focus, their consistency, their predictable earnings, their strong cash flows and their healthy balance sheets.

20
                                   $17.347.53  S&P 500 Index

15
                                   $13,697.49 Maxim Small-Cap Value
                                        Portfolio as of 12/31/96
10
1993    1994    1995      1996

Maxim Small-Cap Value Portfolio Total Return -One Year -
17.95%
                                                    Since Inception
-   10.74%
Portfolio inception 12/1/93
Past performance is not predictive of future results

Maxim Corporate Bond Portfolio
Calendar year 1996 proved to be a disappointing year for the general bond market, but several less interest-rate sensitive segments had solid, if not outstanding, years. These include the high-yield sector, emerging-market debt and other select foreign markets. The Corporate Bond Portfolio's exposure to these non-market related sectors was most beneficial to relative performance. Issue selection was also beneficial as was the foreign component in general.

Yields on long, investment-grade domestic bonds soared during the first quarter and spent most of 1996 trading in a range until breaking through, on the down side in October, as market
participants perceived inflation pressures abating.   The
high-yield
and emerging-market debt segments avoided the early year sell off in interest sensitive issues on the way to a very solid 1996.
The Portfolio held approximately 30% in below investment-grade securities throughout the year. In 1996, the Portfolio also maintained a significant position in emerging-market debt, primarily in the form of Latin American Brady's. We continue to maintain exposure to these sectors.

Similar to 1995, the Portfolio's convertible bond positions performed well on the heels of another strong domestic equity market. Strong performing areas also included positions in Canadian and New Zealand bonds.

Structurally, the Portfolio remains well diversified by quality and sector. As of year end, approximately 31.8% was invested in below investment-grade issues with the remainder in investment-grade bonds. We continue to maintain much of the foreign diversification described above, and our focus remains at the individual security level. We manage the "inventory" of bonds by continually reviewing relative value and swapping from fully valued issues to those more attractively priced relative to credit fundamentals. If an appropriate investment opportunity is not immediately found, we may temporarily hold assets in Treasury issues. There is good credit upgrade potential built into the Portfolio, yield advantage is high, and call protection remains excellent.

15
                                   $14,156.56  Maxim Corporate Bond
                                        Portfolio
12
                                   $12,306.02  Merrill Lynch
                                        Govt/Corp Bond Index
                                        as of 12/31/96
9
1994    1995      1996

Maxim Corporate Bond Portfolio Total Return -One Year -    10.37%
                                              Since Inception -
17.39%
Portfolio inception 11/1/94
Past performance is not predictive of future results

Maxim International Equity Portfolio
Financial companies worldwide performed well in 1996. Solid economic growth and low levels of provisions for bad debts drove banks to post record returns on assets. Favorable interest rate structures also allowed banks to re-capitalize themselves and mergers and acquisitions increased. The Portfolio had strong exposure to European banks, particularly in Spain and Sweden, as well as banks in Australia and Hong Kong. Since we attempt to normalize earnings power into the future, taking into account more realistic loan provisions and return on assets, many banks have now been trimmed from the Portfolio, despite the positive short-term outlook.

Emerging markets presented a mixed bag of performance for 1996. Among the top performing markets worldwide were China and Hungary which rose 41% and 103% respectively. Closing out the worst performers for the year were Korea and Thailand, down 38% and 40%. Emerging markets exposure, built-up during the uncertainties of the Peso crisis, performed well. Of the more established and liquid emerging markets in Latin America, Brazil rose 34% and Mexico continued its steady progress toward reforming its economy, rewarding patient investors along the way. Hong Kong, one of our largest emerging markets weightings, rose over 33% according to the MSCI index, despite the uncertainty surrounding Chinese control in 1997. We do not pretend to know the outcome of the change in control in Hong Kong, but we feel that despite the recent increase in prices, the uncertainty of the event and the genuine concern of investors is already reflected in the price of the shares.

Europe continued down the road of restructuring, eliminating costs, reducing head count and debating new legislation which would allow companies to create greater shareholder value. The fact that restructuring was a reality and an inevitable part of Europe's ability to compete on a global basis finally became apparent to money managers who pushed up stock prices late in 1996. Among the better performing markets in Europe were the Nordic countries where we have built up strong positions over the years.

We continued to struggle to find value in Japan during the year. Our lack of success and substantial under-weighting in this market was amply rewarded by its poor performance. According to the MSCI index, Japan's market closed down 15% in U.S.
dollars for the 12 months ending December 1996. Average stock market valuations in Japan support our under-weight stance. Price-to-earnings ratios currently at 95-100x are excessive. Even adjusting for differences in accounting and the possibility of earnings doubling from currently depressed levels, stock prices are still among the highest worldwide. Yields on common stocks at 0.7% are unexciting. Despite price-to-book value below United States levels (2.09 vs. 3.50), the return on book value is roughly 3% in Japan and a return to more normalized levels of 10% would only demand price-to-book value levels of roughly
1x in most foreign markets.

15
                                   $13,980.79  Maxim International
                                        Equity Portfolio
                                        $13,689.14  MSCI EAFE Index
                                        as of 12/31/96
12

9
1993    1994    1995      1996

Maxim International Equity Portfolio Total Return -One Year -
19.59%
                                                    Since Inception
-   11.48%
Portfolio inception 12/1/92
Past performance is not predictive of future results

Maxim INVESCO Balanced Portfolio
The tremendous stock and bond market advance throughout October and November coincided with large cash inflows to the Portfolio. These inflows have been invested carefully so as not to chase prices higher. In contrast, December's weaker market presented some selective buying opportunities. Thus, it is intended to maximize long-term performance even if there is a small negative impact on short-term numbers.

Equity emphasis is currently concentrated in three groups: pharmaceuticals, energy and utilities. The pharmaceutical industry appears to be entering a period of new product introduction; an event which has, in the past, resulted in renewed interest in the companies and higher valuations. The energy sector will continue to benefit from higher worldwide demand for energy and certain sectors, such as the oil field service companies, are likely to lead the industry in equity performance. Utilities have benefited from lower interest rates. This is one group where weightings are likely to be reduced rather than expanded since the managers do not look for rates to drop significantly from current levels.

Over the next few months, the Portfolio's weighting in the technology sector, where a real recovery appears to be developing, is expected to increase. The Portfolio presently carries a half-weight in this group. There will also likely be an increase in the basic industry sector. These stocks are cheap relative to historical valuations but a fundamental turn has been slow in coming.
If the economy remains solid going into the first quarter of 1997, an increased weighting should be amply rewarded during the year. Opportunities in commodity oriented industries will also be sought, such as foods, as a place to expand positions. As the impact of lower commodity prices hits the companies in 1997, expanded profit margins should follow.

12
                                   $10,557.00  Lipper Balanced
                                        Index
                                   $10,460.00  Maxim INVESCO
                                        Balanced Portfolio
                                        as of 12/31/96
10
1996

Maxim INVESCO Balanced Portfolio Total Return -Since Inception -
19.70%
                                                    annualized
Portfolio inception 10/1/96
Past performance is not predictive of future results

Maxim Foreign Equity Portfolio
The world economy continued on a course of low disinflationary expansion - the product of the muted nature of the US business cycle and the continuing de-synchronisation of growth between the major blocs. The US economy is now in its sixth year of economic expansion whilst the Japanese economy, notwithstanding the strong fiscally induced growth of early 1996, continued on a low growth path, flirting with recession once again in the second half. European economies rebounded mid year from winter weakness exacerbated by cold weather to subside to a lower growth trajectory by year end. Continuing global restructuring combined with subdued cyclical pressures kept inflation rates low throughout the industrialized world.

Equity markets provided excellent performance in 1996 with the world index returning 13.5% in US dollars in spite of the relative strength of the US currency and the weakness of the Japanese stock market which fell 15.5%. Equities outperformed bonds almost everywhere except Japan which was the only significant faller as a result of the weak Yen and renewed fears of economic stagnation. Most other major markets achieved double digit returns with the US up 24.1% and the UK up 27.4%, the Scandinavian markets achieving significant gains and Spain leading the way with a 43% return in dollar terms.

The Portfolio's relatively large exposure to the Japanese stock market was the single biggest influence on investment performance. The perception that the Japanese domestic economy was weakening once again caused the stock market to deteriorate in the second half. This impacted the fund from the perspective both of the overall weighting and of the choice of stocks.

Through the first half of the year we maintained Japan below its weight in the non- US stock market benchmark, the UK overweight, East Asia underweight and Continental Europe broadly in line. In the fall, in response to lower Japanese stock market and signs of an improvement in the economy, we slightly increased our Japan weighting and shortly thereafter raised the Japanese domestic exposure within the Portfolio. To date, these decisions have not been proven to be correct and are the primary reasons for the fund's underperformance.

Global monetary policy is currently very accommodative and global interest rates at twenty year lows. This policy stance reflects the 'headwinds' facing the world economy; continuing balance-sheet problems in Japan, high labour costs and rigid labour markets in Europe, together with the legacy of exchange rate overvaluation and the prospect of tight fiscal policy to remedy the ravages of the long recession in Japan and the wish to meet the Maastricht criteria in Europe. We believe that this policy mix generally favours stock markets over the medium term. The discount rate applied to future earnings is likely to remain low whilst an environment of low economic volatility favours companies' restructuring efforts.

Japan presents a dilemma. The very poor relative performance (the Japanese benchmark is currently lower than it closed after 1987's 'Black Monday') argues for a contrarian stance as does the market's low correlation with the US stock market and those investments tied to the US monetary and economic cycle. Nevertheless, the recovery remains narrowly based and confidence has not yet returned fully to the domestic sectors of the economy.

12
                                   $11,334.59  MSCI EAFE Index
                                   $10,753.09  Maxim Foreign Equity
                                        Portfolio
                                        as of 12/3196
10

8
1994    1995      1996

Maxim Foreign Equity Portfolio Total Return -One Year -    7.62%
                                              Since Inception -
3.41%
Portfolio inception 11/1/94
Past performance is not predictive of future results

Maxim Investment Grade Corporate Bond Portfolio
The corporate bond market enjoyed a strong year through 1996. Boosted by a highly robust equity environment spreads tightened across all sectors, credits, and maturities, and spread volatilities often dropped near their all-time lows. As a consequence of the spread tightening and muted volatility through 1996, corporate bonds, both in total return terms and from a risk adjusted perspective, significantly outperformed their benchmark Treasuries. Additionally, 1996 saw a dramatic compression of available spread dispersion across sectors and credits.

Throughout 1996 the Investment Grade Corporate Bond Portfolio did not stray far from its benchmark index's duration.
Instead, relative value was sought in the higher credit rating sectors, which is in line with the objectives of the fund. Due to the underweighting of the weaker credit categories, the Investment Grade Corporate Bond Portfolio slightly underperformed its index in 1996.

15
                                   $13,588.71  Lehman Intermediate
                                        Corporate Index
                                   $12,862.95  Maxim Investment
                                        Grade Corporate Bond
                                        Portfolio as of 12/31/96
12

9
1992    1993    1994    1995      1996

Maxim Investment Grade Corporate Bond Portfolio Total Return -One
Year -      3.14%

Since Inception -6.36%
Portfolio inception 12/1/92
Past performance is not predictive of future results

Maxim Growth Index Portfolio
The stock market continued to defy gravity in 1996. Two weeks after Federal Reserve Chairman Greenspan gave his "irrational exuberance" speech, the S&P 500 index went up 14.22 points. Favorable earnings reports continued to have a positive influence on the market. During the month of December there were signs of money shifting from large cap stocks toward medium and small cap stocks. The S&P 500 started the year at the 675 and broke the 700 level to end up at 740. Accordingly, the Maxim
Growth Index Portfolio had another banner year. Three was no discernible difference between the value and growth styles of investing with the Russell 1000 Value and Growth indices ending up at 21.64% and 23.12% respectively.

20
                                   $17,160.20  Russell 1000 Index
                                   $16,970.14  Maxim Growth Index
                                        Portfolio
                                        as of 12/31/96
15

10
1992    1993    1994    1995      1996

Maxim Growth Index Portfolio Total Return -One Year -      22.09%
                                              Since Inception -
18.71%
Portfolio inception 12/1/92
Past performance is not predictive of future results

Maxim Value Index Portfolio
The stock market continued to defy gravity in 1996. Two weeks after Federal Reserve Chairman Greenspan gave his "irrational exuberance" speech, the S&P 500 index went up 14.22 points. Favorable earnings reports continued to have a positive influence on the market. During the month of December there were signs of money shifting from large cap stocks toward medium and small cap stocks. The S&P 500 started the year at the 675 and broke the 700 level to end up at 740. Accordingly, the Maxim
Value Index Portfolio had another banner year. Three was no discernible difference between the value and growth styles of investing with the Russell 1000 Value and Growth indices ending up at 21.64% and 23.12% respectively.

20
                                   $16,673.78  Russell 1000 Index
                                   $16,303.68  Maxim Value Index
                                        Portfolio as of 12/31/96
15

10
1992    1993    1994    1995      1996

Maxim Value Index Portfolio Total Return -One Year -       20.64%
                                              Since Inception -
17.18%
Portfolio inception 12/1/92
Past performance is not predictive of future results

Maxim Small-Cap Aggressive Growth Portfolio
1996 ended as another strong year for stocks as the combination of low inflation, slow economic growth and strong earnings growth made for an attractive environment for equities. However for the third year in a row, small cap stocks under performed the large cap market. While the S&P 500 Index was up 23.1% for the year, the Russell 2000 finished up only 16.5%. Despite not having the wind at our back, the Portfolio was up 30.1%, handily out pacing the Russell 2000 and other broader equity benchmarks. In the fourth quarter, the Portfolio was up 9.5% versus 5.2% for the Russell 2000.

In reviewing the year, it is important to note that the great majority of the out-performance in the Portfolio came from stock selection versus sector selection. While our over weighting in energy stocks and our under weighting in technology stocks proved to add value to the Portfolio, it was our stock selection in these and the other areas that contributed the most to the strong year. For instance in the health care sector which had a negative return for the year, our stock picks added over 4.0% to the outperformance of the Portfolio. In the technology stocks, close to 3.0% of the value added return was generated in a sector that was up only moderately for the year.

After the outsized gains in 1995 and 1996, we believe 1997 will prove to be a more challenging year for equities. With this in mind, the Portfolio has been positioned with a more defensive posture. Several utilities and REITs have been added to the portfolio due to their high dividend yields. We continue to be underweighted in technology and overweighted in energy. While the financial service stocks have been strong in recent years, we believe that valuations are high and we are finding it difficult to find attractive stocks. On the other hand, health care stocks, after a dismal showing 1996, looked posed to have a good year in 1997 and we are moving back into this area selectively.

Applying our value discipline along with our strong fundamental analysis of companies has allowed us to beat the market consistently over time. Stock selection has proven critical to this challenge and 1997 will be no different. As we anticipate a continuing slowing economy, we also anticipate that fewer companies will have the strong earnings growth shown in the last few years. More than ever, stock selection will be key to producing good portfolio returns.

20
                                   $16,492.29  Maxim Small-Cap
                                        Aggressive Growth Portfolio
15
                                   $14,738.05  Russell 2000 Index
                                        as of 12/3196
10

5
1994     1995      1996

Maxim Small-Cap Aggressive Growth Portfolio Total Return -One Year
-    30.09%
                                                           Since
Inception -  25.97%
Portfolio inception 11/1/94
Past performance is not predictive of future results

Short Term Maturity Bond Portfolio
1996 was a year of growth for the Short Term Maturity Bond Portfolio. The newest fixed income fund which began in August of 1996 started 1996 with assets of $15 million. As of December 31, 1996, the assets were over $38 million. The main objective of the fund is preservation of capital. With this in mind, the fund does not venture into the tripe BBB area and does not stray far from its index duration. No investment is allowed with a maturity of longer than three years, therefore, the duration is always just under two years.

Over the course of 1996, the Short Term Maturity Bond Portfolio slightly out-performed its benchmark index.

12
                                   $10,887.25  Lehman 1-3 Year
                                        Govt./Corp. Index
                                   $10,786.19  Maxim Short Term
                                        Maturity Bond Portfolio
10

5
1995        1996

Maxim Short Term Maturity Bond Portfolio Total Return -One Year -
     4.70%
                                                           Since
Inception -  5.48%
Portfolio inception 8/1/95
Past performance is not predictive of future results

Maxim U.S. Government Mortgage Securities Portfolio
Mortgage-backed security (MBS) performance made a comeback in 1996, outperforming comparable duration corporates as well as governments. A fairly consistent upward move in interest rates for much of the year allayed prepayment concerns and resulted in increased demand for assets in the MBS sector. Spreads narrowed versus Treasuries with the increase in demand, however, achievable yields in the sector were greater than could be achieved in alternative asset classes.

Tiering by production year was the main theme in the pass-through market in 1996. This has occurred as a result of important changes in the methodologies used for constructing MBS indices that were implemented in 1996 for all major indices. This effectively makes "seasoning" or "production year" a significant issue when developing portfolio strategies. The impact of this tiering is higher prices being required for increased seasoning.

Supply/demand technicals were favorable, especially given the tightness of spreads in competing asset classes. The Agencies played a significant role in the MBS market, buying mortgages for their own portfolios. Their accumulation of mortgage originations in 1996, provided support for the MBS market and resulted in much lower spread volatility.

The Maxim U.S. Government Mortgage Securities Portfolio was underweighted in MBS coming into 1996 and through the first quarter. Interest rates turned sharply upward in February and as a result, the portfolio underperformed its Benchmark Index for the first quarter. Portfolio rebalancing was effected by the end of the second quarter which brought returns more in line with the Index. The second half of 1996 was good from a performance standpoint as the Maxim U.S. Government Mortgage Securities Portfolio outperformed it Index for this period. However, this performance was not strong enough to offset the first half of 1996 and consequently, on a one year basis, Portfolio returns lagged the benchmark.

15
                                   $13,191.31  Merrill Lynch
                                        Mortgage-Backed Index
                                   $13,145.63  Maxim U.S.
                                        Government
                                        Mortgage Securities
                                        Portfolio
                                   $13,039.65  Lehman Brothers
                                        Mortgage-Backed Index
                                        as of 12/31/96
12

9
1992    1993    1994    1995      1996

Maxim U.S. Government Mortgage Securities Portfolio Total Return
-One Year -  4.30%

Since Inception -6.93%
Portfolio inception 12/1/92
Past performance is not predictive of future results




















MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 1996 and 1995, and Independent Auditors' Report
















INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Maxim Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Bond Portfolio, Money Market Portfolio, Stock Index Portfolio, Total Return Portfolio, and U.S. Government Securities Portfolio, of Maxim Series Fund, Inc., as of December 31, 1996, the related statement of operations, and the statements of changes in net assets and financial highlights, including the Zero-Coupon 1995 Treasury Portfolio of Maxim Series Fund, Inc., for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Bond Portfolio, Money Market Portfolio, Stock Index Portfolio, Total Return Portfolio, and U.S. Government Securities Portfolio, of Maxim Series Fund, Inc., at December 31, 1996 and the results of their operations, the changes in their net assets and the financial highlights, including the Zero-Coupon 1995 Treasury Portfolio, of Maxim Series Fund, Inc., for each of the periods indicated, in conformity with generally accepted accounting principles.





January 31, 1997


MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

BOND PORTFOLIO
MONEY MARKET PORTFOLIO
STOCK INDEX PORTFOLIO
TOTAL RETURN PORTFOLIO
U.S. GOVERNMENT SECURITIES PORTFOLIO

ASSETS:
Investments at value:
    Short-term investments
$368,931
$400,427,645
$5,323,009
$2,446,545
$6,370,415
    Bonds
76,151,984


21,683,422
62,842,694
    Common stocks


930,729,790
40,288,571

       Total investments (cost $76,054,308; $400,427,645;
       $597,078,465; $55,426,036; $67,806,551)
76,520,915
400,427,645
936,052,799
64,418,538
69,213,109

Cash
10,983
24,066
114,018
12,480

Dividends and interest receivable
1,603,961
351,104
1,568,066
397,259
373,906
Subscriptions receivable




30,553
Receivables for investments sold


511,700

23,927
       Total assets
78,135,859
400,802,815
938,246,583
64,828,277
69,641,495

LIABILITIES:
  Due to GW Capital Management
41,227
156,528
492,262
33,949
34,198
  Redemptions payable
1,523
4,193,099
751,413
133,524

  Payables for investments purchased


196,550

5,529,434
       Total liabilities
42,750
4,349,627
1,440,225
167,473
5,563,632

NET ASSETS
$78,093,109
$396,453,188
$936,806,358
$64,660,804
$64,077,863

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value
$6,475,970
$39,618,509
$39,611,676
$4,821,225
$5,967,330
  Additional paid-in capital
72,625,284
356,834,679
557,927,597
50,695,901
59,600,495
  Net unrealized appreciation on investments
466,607

338,974,334
8,992,502
1,406,558
  Undistributed net investment income




(30,000)
  Accumulated net short-term realized gain
     (loss) on investments
(1,025,192)

28,751
(61,774)
(194,811)
 Accumulated net long-term realized gain
     (loss) on investments
(449,560)

264,000
212,950
(2,671,709)

NET ASSETS
$78,093,109
$396,453,188
$936,806,358
$64,660,804
$64,077,863

NET ASSET VALUE PER OUTSTANDING SHARE
$1.2059
$1.0007
$2.3650
$1.3412
$1.0738

SHARES OF CAPITAL STOCK:

  Authorized
200,000,000
400,000,000
500,000,000
100,000,000
200,000,000
  Outstanding
64,759,695
396,185,085
396,116,761
48,212,249
59,673,302

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

BOND PORTFOLIO
MONEY MARKET PORTFOLIO
STOCK INDEX PORTFOLIO
TOTAL RETURN PORTFOLIO
U.S. GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT INCOME:
    Interest
$5,247,243
$18,518,195
$347,152
$1,584,546
$4,415,879
    Dividends


17,447,117
465,983


    Less:  Foreign withholding tax


(85,172)
(1,230)

            Total income
5,247,243
18,518,195
17,709,097
2,049,299
4,415,879

EXPENSES:
    Management fee
470,658
1,566,842
4,887,975
364,049
390,629

NET INVESTMENT INCOME
4,776,585
16,951,353
12,821,122
1,685,250
4,025,250

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net short-term realized gain (loss) on investments
(1,025,192)

367,869
(61,774)
(194,811)
  Net long-term realized gain (loss)  on investments
114,977

4,072,466
3,392,612
(10,233)

  Change in net unrealized appreciation (depreciation) on
investments
(665,279)

145,236,441
1,763,008
(1,345,799)
  Net change in realized and unrealized
    appreciation  (depreciation) on investments
(1,575,494)

149,676,776
5,093,846
(1,550,843)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS
$3,201,091
$16,951,353
$162,497,898
$6,779,096
$2,474,407

See notes to financial statements

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

BOND PORTFOLIO
1996
1995
MONEY MARKET PORTFOLIO
1996
1995
STOCK INDEX PORTFOLIO
1996
1995

INCREASE (DECREASE) IN  NET ASSETS:
OPERATIONS:
  Net investment income
$4,776,585
$4,607,884
$16,951,353
$13,128,788
$12,821,122
$11,487,738
  Net short-term realized gain (loss)
(1,025,192)



367,869
358,243
 Net long-term realized gain
114,977
1,023,882


4,072,466
4,752,154
  Change in net unrealized appreciation (depreciation)
(665,279)
4,832,438


145,236,441
164,079,871
      Net increase in net assets resulting from
      operations
3,201,091
10,464,204
16,951,353
13,128,788
162,497,898
180,678,006

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net short-term realized gain
(4,776,585)
(4,607,884)
(16,951,353)
(13,128,788)
(13,160,240)
(11,845,981)
  From net long-term realized gain




(3,808,466)
(4,752,154)
      Total distributions
(4,776,585)
(4,607,884)
(16,951,353)
(13,128,788)
(16,968,706)
(16,598,135)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares
21,377,613
25,657,889
487,115,045
326,553,215
292,635,996
212,318,545
  Reinvestment of distributions
4,776,585
4,607,884
16,951,353
13,128,788
16,968,706
16,598,135
  Cost of shares redeemed
(26,510,694)
(25,062,293)
(384,870,499)
(249,011,976)
(225,787,173)
(182,876,906)
    Net increase (decrease) in net assets resulting from
    share transactions
(356,496)
5,203,480
119,195,899
90,670,027
83,817,529
46,039,774
      Total increase (decrease) in net assets
(1,931,990)
11,059,800
119,195,899
90,670,027
229,346,721
210,119,645

NET ASSETS:
  Beginning of period
80,025,099
68,965,299
277,257,289
186,587,262
707,459,637
497,339,992
  End of period
$78,093,109
$80,025,099
$396,453,188
$277,257,289
$936,806,358
$707,459,637

OTHER INFORMATION:
SHARES:
  Sold
17,660,443
21,388,703
486,785,632
326,332,383
136,295,020
119,078,613
  Issued in reinvestment of distributions
3,972,398
3,844,999
16,939,889
13,119,910
7,480,570
8,900,274
  Redeemed
(21,930,923)
(20,925,704)
(384,610,230)
(248,843,582)
(105,028,108)
(102,667,090)
  Net increase (decrease)
(298,082)
4,307,998
119,115,291
90,608,711
38,747,482
25,311,797

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

TOTAL RETURN PORTFOLIO
1996
1995
U.S. GOVERNMENT SECURITIES PORTFOLIO
1996
1995
ZERO-COUPON 1995 TREASURY PORTFOLIO
1996
1995

INCREASE (DECREASE) IN NET ASSETS:




(A)

OPERATIONS:
  Net investment income
$1,685,250
$1,661,151
$4,025,250
$4,222,664
$70,430
  Net short-term realized gain (loss)
(61,774)
572,641
(194,811)


  Net long-term realized gain (loss)
3,392,612
942,230
(10,233)
1,282,043
1,359
  Change in net unrealized appreciation (depreciation)
1,763,008
6,702,960
(1,345,799)
3,759,018
(18,368)
      Net increase in net assets resulting from
      operations
6,779,096
9,878,982
2,474,407
9,263,725
53,421

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net short-term realized gain
(1,685,250)
(2,233,792)
(4,025,250)
(4,222,664)

  From net long-term realized gain
(3,179,662)
(942,230)



      Total Distributions
(4,864,912)
(3,176,022)
(4,025,250)
(4,222,664)
0

SHARE TRANSACTIONS:
  Net proceeds from sales of shares
32,220,631
23,821,866
19,719,465
18,005,739
45,681
  Reinvestment of distributions
4,864,912
3,176,022
4,025,250
4,222,664

  Cost of shares redeemed
(29,514,951)
(19,873,337)
(20,589,968)
(21,133,740)
(1,058,299)
    Net increase (decrease) in net assets resulting from
    share transactions
7,570,592
7,124,551
3,154,747
1,094,663
(1,012,618)
      Total increase (decrease) in net assets
9,484,776
13,827,511
1,603,904
6,135,724
(959,197)

NET ASSETS:
  Beginning of period
55,176,028
41,348,517
62,473,959
56,338,235
959,197
  End of period
$64,660,804
$55,176,028
$64,077,863
$62,473,959
$0

OTHER INFORMATION:
SHARES:
  Sold
24,044,972
19,269,697
18,277,697
17,005,087
20,285
  Issued in reinvestment of distributions
3,595,953
2,495,445
3,759,180
3,948,429

  Redeemed
(21,972,635)
(16,013,482)
(19,150,378)
(19,740,168)
(458,923)
  Net increase (decrease)
5,668,290
5,751,660
2,886,499
1,213,348
(438,638)

(A) The portfolio matured on November 15, 1995, and its net assets were distributed to shareholders.

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1996, 1995, 1994, 1993, and 1992 is as follows:

Year Ended December 31,

1996
1995
1994
1993
1992

Net Asset Value, Beginning of Year
$1.2301
$1.1352
$1.2274
$1.2259
$1.2929

Income From Investment Operations

Net investment income
0.0745
0.0736
0.0634
0.0632
0.0831

Net realized and unrealized gain (loss)
(0.0242)
0.0949
(0.0922)
0.0326
(0.0053)

Total Income (Loss) From
Investment Operations
0.0503
0.1685
(0.0288)
0.0958
0.0778

Less Distributions

From net investment income
(0.0745)
(0.0736)
(0.0634)
(0.0632)
(0.0760)

From net realized gains



(0.0311)
(0.0688)

Total Distributions
(0.0745)
(0.0736)
(0.0634)
(0.0943)
(0.1448)

Net Asset Value, End of Year
$1.2059
$1.2301
$1.1352
$1.2274
$1.2259

Total Return
4.26%
15.21%
(2.36)%
8.56%
6.24%

Net Assets, End of Year
$78,093,109
$80,025,099
$68,965,299
$84,696,187
$69,974,484

Ratio of Expenses
to Average Net Assets
0.60%
0.60%
0.60%
0.60%
0.60%

Ratio of Net Investment Income
to Average Net Assets
6.10%
6.16%
5.33%
5.02%
5.93%

Portfolio Turnover Rate
117.39%
191.58%
60.85%
164.32%
157.97%

(Continued)

MAXIM SERIES FUND, INC.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1996, 1995, 1994, 1993, and 1992 is as follows:

Year Ended December 31,

1996
1995
1994
1993
1992

Net Asset Value, Beginning of Year
$1.0007
$1.0007
$1.0007
$1.0007
$1.0006

Income From Investment Operations

Net investment income
0.0493
0.0555
0.0394
0.0278
0.0343

Net realized and unrealized gains




0.0001

Total Income From Investment
Operations
0.0493
0.0555
0.0394
0.0278
0.0344

Less Distributions

From net investment income
(0.0493)
(0.0555)
(0.0394)
(0.0278)
(0.0343)

Net Asset Value, End of Year
$1.0007
$1.0007
$1.0007
$1.0007
$1.0007

Net Assets, End of Year
$396,453,188
$277,257,289
$186,587,262
$96,997,973
$64,220,562

Ratio of Expenses
to Average Net Assets
0.46%
0.46%
0.46%
0.46%
0.46%

Ratio of Net Investment Income
to Average Net Assets
4.99%
5.55%
3.96%
2.82%
3.43%

(Continued)

MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1996, 1995, 1994, 1993, and 1992 is as follows:

Year Ended December 31,

1996
1995
1994
1993
1992

Net Asset Value, Beginning of Year
$1.9796
$1.4978
$1.5575
$1.4506
$1.5206

Income From Investment Operations

Net investment income
0.0336
0.0334
0.0350
0.0320
0.0383

Net short-term realized gain
0.0009
0.0010




Net long-term realized and
unrealized gain (loss)
0.3951
0.4953
(0.0335)
0.1097
0.0502

Total Income From Investment
Operations
0.4296
0.5297
0.0015
0.1417
0.0885

Less Distributions
From net investment income and
net short-term realized gains
(0.0345)
(0.0344)
(0.0350)
(0.0320)
(0.0382)

From net long-term realized gains
(0.0097)
(0.0135)
(0.0262)
(0.0028)
(0.1203)

Total Distributions
(0.0442)
(0.0479)
(0.0612)
(0.0348)
(0.1585)

Net Asset Value, End of Year
$2.3650
$1.9796
$1.4978
$1.5575
$1.4506

Total Return
21.81%
35.60%
0.14%
9.84%
5.87%

Net Assets, End of Year
$936,806,358
$707,459,637
$497,339,992
$562,189,394
$462,539,021

Average Commission Rate Paid
Per Share Bought or Sold
$0.0389





Ratio of Expenses
to Average Net Assets
0.60%
0.60%
0.60%
0.60%
0.60%

Ratio of Net Investment Income
to Average Net Assets
1.58%
1.91%
2.23%
2.14%
2.49%

Portfolio Turnover Rate
3.31%
5.25%
11.98%
1.68%
118.83%

(Continued)

MAXIM SERIES FUND, INC.

TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1996, 1995, 1994, 1993, and 1992 is as follows:

Year Ended December 31,

1996
1995
1994
1993
1992

Net Asset Value, Beginning of Year
$1.2969
$1.1238
$1.2065
$1.1327
$1.1156

Income From Investment Operations

Net investment income
0.0366
0.0421
0.0382
0.0326
0.0424

Net short-term realized gain

0.0139




Net long-term realized and
unrealized gain (loss)
0.1146
0.1960
(0.0704)
0.1025
0.0165

Total Income (Loss) From
Investment Operations
0.1512
0.2520
(0.0322)
0.1351
0.0589

Less Distributions
From net investment income and
net short-term realized gains
(0.0366)
(0.0560)
(0.0382)
(0.0326)
(0.0375)

From net long-term realized gains
(0.0703)
(0.0229)
(0.0123)
(0.0287)
(0.0043)

Total Distributions
(0.1069)
(0.0789)
(0.0505)
(0.0613)
(0.0418)

Net Asset Value, End of Year
$1.3412
$1.2969
$1.1238
$1.2065
$1.1327

Total Return
11.75%
22.70%
(2.68)%
12.19%
5.45%

Net Assets, End of Year
$64,660,804
$55,176,028
$41,348,517
$39,297,459
$18,696,606

Average Commission Rate Paid
Per Share Bought or Sold
$0.0691





Ratio of Expenses
to Average Net Assets
0.60%
0.60%
0.60%
0.60%
0.60%

Ratio of Net Investment Income
to Average Net Assets
2.78%
3.41%
3.30%
2.88%
3.56%

Portfolio Turnover Rate
74.52%
44.70%
74.85%
58.02%
29.26%

(Continued)

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1996, 1995, 1994, 1993, and 1992 is as follows:

Year Ended December 31,

1996
1995
1994
1993
1992

Net Asset Value, Beginning of Year
$1.1001
$1.0138
$1.1061
$1.1141
$1.1206

Income From Investment Operations
Net investment income
0.0675
0.0723
0.0572
0.0881
0.1037

Net realized and unrealized
gain (loss)
(0.0263)
0.0863
(0.0924)
(0.0006)
(0.0069)

Total Income (Loss) From
Investment Operations
0.0412
0.1586
(0.0352)
0.0875
0.0968

Less Distributions
From net investment income
(0.0675)
(0.0723)
(0.0571)
(0.0887)
(0.0581)

From net realized gains



(0.0068)
(0.0452)

Total Distributions
(0.0675)
(0.0723)
(0.0571)
(0.0955)
(0.1033)

Net Asset Value, End of Year
$1.0738
$1.1001
$1.0138
$1.1061
$1.1141

Total Return
3.92%
16.09%
(3.20)%
9.35%
8.94%

Net Assets, End of Year
$64,077,863
$62,473,959
$56,338,235
$51,424,663
$30,350,801

Ratio of Expenses
to Average Net Assets
0.60%
0.60%
0.60%
0.60%
0.60%

Ratio of Net Investment Income
to Average Net Assets
6.22%
6.76%
5.47%
8.49%
4.96%

Portfolio Turnover Rate
145.02%
185.57%
308.47%
27.28%
42.15%

(Continued)

MAXIM SERIES FUND, INC.

ZERO-COUPON 1995 TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1995, 1994, 1993, and 1992 is as follows:

Year Ended December 31,

1995
1994
1993
1992
1991

(A)

Net Asset Value, Beginning of Year
2.1868
$2.1794
$2.0587
$2.0339
$1.7671

Income From Investment Operations
Net investment income
0.1653
0.3595
0.2234
0.5395
0.1680

Net realized and unrealized
gain (loss)
(0.0401)
(0.3340)
(0.0904)
(0.4022)
0.0988

Total Income From Investment
Operations
0.1252
0.0255
0.1330
0.1373
0.2668

Less Distributions
Distribution upon maturity
(2.3120)





From net realized gains

(0.0181)
(0.0123)
(0.1125)


Total Distributions
(2.3120)
(0.0181)
(0.0123)
(0.1125)


Net Asset Value, End of Year
0.0000
$2.1868
$2.1794
$2.0587
$2.0339

Total Return
5.73%
1.17%
6.46%
6.75%
16.19%

Net Assets, End of Year
0
$959,197
$1,072,549
$1,061,441
$1,592,205

Ratio of Expenses
to Average Net Assets
0.50% *
0.50%
0.50%
0.50%
0.50%

Ratio of Net Investment Income
to Average Net Assets
7.51% *
8.12%
7.58%
7.97%
9.11%

*  Annualized

(A) The portfolio matured on November 15, 1995, and its net assets were distributed to shareholders.

(Concluded)



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996 AND 1995


1.   HISTORY OF THE FUND

     Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Bond, Money Market, Stock Index, Total Return, U.S. Government Securities, and Zero-Coupon 1995 Treasury portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, Pinnacle Series Account, FutureFunds Series Account, FutureFunds Series Account II, Qualified Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series (k) Account of The New England Mutual Life Assurance Company ("TNE") to fund benefits under variable annuity contracts issued by TNE. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the Fund:

     Dividends

     Dividends from investment income of the Money Market Portfolio are declared daily and reinvested monthly. Dividends from investment income of the Bond and U.S. Government Securities Portfolios are declared and reinvested quarterly. Dividends from investment income of the Stock Index Portfolio, and the Total Return Portfolio are declared and reinvested semi-annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

     Security Transactions

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Stock Index Portfolio and Total Return Portfolio, and specific lot selection for all other portfolios.


     The U.S. Government Securities Portfolio may enter into repurchase agreements which settle at a specified future date. Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements. These liabilities were $5,520,264 at December 31, 1996, and are collateralized by securities of approximately the same value.

     Security Valuation

     Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1996 were as follows:



Bond Portfolio



Aggregate Cost

5,900,160
Aggregate Fair Value

5,968,950
Percent of Net Assets

7.64%

     Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

     Federal Income Taxes

     For federal income tax purposes, each Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 1996, the Bond and U.S. Government Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $1,511,990 and $2,947,911, respectively, which expire between 2002 and 2004.

3.   INVESTMENT ADVISORY AGREEMENT

     The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. As compensation for its services to the Fund and to cover operating expenses of the Fund, the investment advisor receives monthly compensation at the annual rate of .46% of the average daily net assets of the Money Market Portfolio, .60% of the average daily net assets of the Bond, Stock Index, Total Return, and U.S. Government Securities Portfolios, and prior to December 31, 1995 .50% of the average daily net assets of the Zero-Coupon 1995 Treasury Portfolio.


4.   PURCHASES AND SALES OF SECURITIES

     Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1996 were:



U.S. Government Obligations
Other Securities

Portfolio
Bond
$6,997,188
$82,488,043
Stock Index

116,079,378
Total Return
15,471,684
32,321,461
U.S. Government Securities
95,177,405


     The proceeds from sales of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1996 were:



U.S. Government Obligations
Other Securities

Portfolio
Bond
$5,509,531
$83,585,606
Stock Index

26,687,576
Total Return
16,261,215
24,696,268
U.S. Government Securities
90,897,566


5.   UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation (depreciation) of securities is as follows as of December 31, 1996:

BOND PORTFOLIO
STOCK INDEX PORTFOLIO
TOTAL RETURN PORTFOLIO
U.S. GOVERNMENT SECURITIES PORTFOLIO

Gross appreciation
$853,738
$356,426,939
$9,514,743
$1,540,563

Gross depreciation
(387,131)
(17,452,605)
(522,241)
(134,005)

Net unrealized appreciation
$466,607
$338,974,334
$8,992,502
$1,406,558





















MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 1996 and 1995, and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Maxim Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Corporate Bond Portfolio, Small-Cap Index Portfolio and Small-Cap Value Portfolio, of Maxim Series Fund, Inc., as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Corporate Bond Portfolio, Small-Cap Index Portfolio and Small-Cap Value Portfolio, of Maxim Series Fund, Inc., at December 31, 1996 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

January 31, 1997
MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

CORPORATE BOND PORTFOLIO
SMALL-CAP INDEX PORTFOLIO
SMALL-CAP VALUE PORTFOLIO

ASSETS:
Investments at value:
    Short-term investments
$2,540,526
$1,136,789
$3,301,265
    Bonds
75,091,838


    Common stocks
81,989
79,309,073
34,363,636
    Preferred stocks
4,359,560


       Total investments (cost $78,304,546;$70,670,934;
$31,192,086)
82,073,913
80,445,862
37,664,901

Cash

23,682
11,136
Dividends and interest receivable
1,492,875
98,225

68,026
Subscriptions receivable
158,614
224,406
99,825
Receivables for securities sold

32,775

    Total assets
83,725,402
80,824,950
37,843,888

LIABILITIES:
Due to GW Capital Management
64,690
41,258
34,116
Payable for securities purchased
15,683

1,210,121

  Total liabilities
80,373
41,258
1,244,237

NET ASSETS
$83,645,029
$80,783,692
$36,599,651

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value
$7,199,729
$6,530,754
$2,932,620
  Additional paid-in capital
72,261,766
64,679,770
27,688,771
  Net unrealized appreciation on investments
3,648,802
9,774,928
6,472,815
  Accumulated net short-term realized gain (loss) on investments
132,383
(46,799)
(309,786)
  Accumulated net long-term realized gain (loss) on investments
281,784
(154,961)
(184,769)
  Net unrealized appreciation on translation of assets and
    liabilities denominated in foreign currencies
120,565



NET ASSETS
$83,645,029
$80,783,692
$36,599,651

NET ASSET VALUE PER OUTSTANDING SHARE
$1.1618
$1.2370
$1.2480

SHARES OF CAPITAL STOCK:
  Authorized
100,000,000
100,000,000
100,000,000
  Outstanding
71,997,289
65,307,537
29,326,200

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

CORPORATE BOND PORTFOLIO
SMALL-CAP PORTFOLIO
SMALL-CAP VALUE PORTFOLIO

INVESTMENT INCOME:
   Interest
$5,149,929
$39,307
$107,235
    Dividends
341,839
1,069,433
497,727
      Total income
5,491,768
1,108,740
604,962
  EXPENSES:
     Salaries


21,871
     Legal and SEC fees


4,952
     Directors' fees


425
     Audit fees


6,005
     Investment administration


48,683
     Bank and custodial fees


28,880
     Other expenses


3,747
     Management fee
574,728
404,891
274,316
      Total expenses
574,728
404,891
388,879

  Less amount paid by the investment advisor


32,547
      Net expenses
574,728
404,891
356,332

NET INVESTMENT INCOME
4,917,040
703,849
248,630

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net short-term realized gain (loss) on investments
503,724
2,204,892
(309,786)
  Net long-term realized gain (loss) on investments

1,443,988
3,428,509
(184,769)
  Change in net unrealized appreciation on investments
40,706
3,305,858
5,489,537
  Change in net unrealized appreciation on translation of
    assets and liabilities denominated in foreign currencies
168,357


    Net change in realized and unrealized appreciation on
        investments
2,156,775
8,939,259
4,994,982

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS
$7,073,815
$9,643,108
$5,243,612

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 1996 AND 1995

CORPORATE BOND PORTFOLIO
1996
1995
SMALL-CAP INDEX PORTFOLIO
1996
1995
SMALL-CAP VALUE PORTFOLIO
1996
1995

INCREASE  IN  NET ASSETS:
OPERATIONS:
  Net investment income
$4,917,040
$2,206,696
$703,849
$364,996
$248,630
$375,114
  Net short-term realized gain (loss)
503,724
616,541
2,204,892

409,026
(309,786)
646,979
  Net long-term realized gain (loss)
1,443,988
154,531
3,428,509
1,054,463
(184,769)
348,951
  Change in net unrealized appreciation
    (depreciation) on investments
40,706
3,834,695
3,305,858
6,611,525
5,489,537
962,763
  Change in net unrealized appreciation
    on translation of assets and liabilities denominated in foreign currencies
168,357
49,750



Net increase in net assets
    resulting from operations
7,073,815
6,862,213
9,643,108
8,440,010
5,243,612
2,333,807

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and
    net short-term realized gains
(5,288,381)
(2,823,237)
(2,955,540)
(774,022)
(248,630)
(1,022,093)
  From net long-term realized gains
(1,162,204)
(114,335)
(3,583,470)
(679,942)

(348,951)
      Total distributions
(6,450,585)
(2,937,572)
(6,539,010)
(1,453,964)
(248,630)
(1,371,044)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares
64,596,297
37,824,383
50,049,809
31,434,085
23,068,482
14,092,128
  Reinvestment of distributions
6,450,585
2,937,572
6,539,010
1,453,964
248,630
1,371,044
  Cost of shares redeemed
(33,555,273)
(12,869,601)
(30,519,509)
(10,600,755)
(12,482,022)
(5,378,204)
    Net increase in net assets
    resulting from share transactions
37,491,609
27,892,354
26,069,310
22,287,294
10,835,090
10,084,968
      Total increase in net assets
38,114,839
31,816,995
29,173,408
29,273,340
15,830,072
11,047,731
NET ASSETS:
  Beginning of period
45,530,190
13,713,195
51,610,284
22,336,944
20,769,579
9,721,848
  End of period
$83,645,029
$45,530,190
$80,783,692
$51,610,284
$36,599,651
$20,769,579

OTHER INFORMATION:

SHARES:
  Sold
56,150,349
34,494,328
40,270,869
29,228,483
20,987,576
13,586,753
  Issued in reinvestment of distributions
5,567,584
2,638,196
5,286,383
1,265,868
213,491
1,299,095
  Redeemed
(29,238,506)
(11,728,418)
(24,437,703)
(9,719,341)
(11,342,266)
(5,165,741)
  Net increase
32,479,427
25,404,106
21,119,549
20,775,010
9,858,801
9,720,107

See notes to financial statements.

MAXIM SERIES FUND, INC.

CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, and 1994 is as follows:

Period Ended December 31,

1996
1995
1994
(A)

Net Asset Value, Beginning of Period
$1.1521
$0.9716
$1.0000

Income From Investment Operations
Net investment income
0.0825
0.0842
0.0137

Net short-term realized gain
0.0055
0.0159


Net long-term realized and unrealized gain (loss)
0.0269
0.1835
(0.0284)

Total Income (Loss) From Investment Operations
0.1149
0.2836
(0.0147)

Less Distributions
From net investment income and net short-term
realized gains
(0.0880)
(0.1001)
(0.0137)

From net long-term realized gains
(0.0172)
(0.0030)

Total Distributions
(0.1052)
(0.1031)
(0.0137)

Net Asset Value, End of Period
$1.1618
$1.1521
$0.9716

Total Return
10.35%
30.19%
(1.47)%

Net Assets, End of Period
$83,645,029
$45,530,190
$13,713,195

Ratio of Expenses to Average Net Assets
0.90%
0.90%
1.08% *

Ratio of Net Investment Income to Average Net Assets
7.68%
7.89%
8.64% *

Portfolio Turnover Rate
40.02%
24.70%
9.45%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1994.

(Continued)

MAXIM SERIES FUND, INC.

SMALL-CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, 1994, and 1993 is as follows:

Period Ended December 31,

1996
1995
1994
1993
(A)

Net Asset Value, Beginning of Period
$1.1680
$0.9540
$1.0112
$1.000

Income From Investment Operations
Net investment income
0.0124
0.0102
0.0097
0.0009
Net short-term realized gain
0.0374

 .0095


Net long-term realized
and unrealized gain (loss)
0.1285
0.2298
(0.0572)
0.0112
Total Income (Loss)
From Investment Operations
0.1783
0.2495
(0.0475)
0.0121
Less Distributions
From net investment income and net
short-term realized gains
(0.0498)
(0.0197)
(0.0097)
(0.0009)
From net long-term realized gains
(0.0595)
(0.0158)


Total Distributions
(0.1093)
(0.0355)
(0.0097)
(0.0009)
Net Asset Value, End of Period
$1.2370
$1.1680
$0.9540
$1.0112
Total Return
15.30%
26.24%
(4.69)%
1.21%
Net Assets, End of Period
$80,783,692
$51,610,284
$22,336,944
$5,936,716
Average Commission Rate Paid
Per Share Bought or Sold
$0.0453



Ratio of Expenses

to Average Net Assets
0.60%
0.60%
0.60%
0.60% *
Ratio of Net Investment Income
to Average Net Assets
1.04%
1.00%
1.20%
1.24% *
Portfolio Turnover Rate
39.66%
30.17%
53.44%
0.72%

*  Annualized

(A)  The portfolio commenced operations on December 1, 1993.
                                                  (Continued)
MAXIM SERIES FUND, INC.

SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, 1994, and 1993 is as follows:

Period Ended December 31,

1996
1995
1994
1993
(A)

Net Asset Value, Beginning of Period
$1.0669
$0.9974
$1.0330
$1.0000
Income From Investment Operations
Net investment income
0.0095
0.0286
0.0068
0.0012
Net short-term realized gain

0.0350


Net long-term realized and
unrealized gain (loss)
0.1811
0.0884
(0.0356)
0.0330
Total Income (Loss) From
Investment Operations
0.1906
0.1520
(0.0288)
0.0342
Less Distributions
From net investment income and
net short-term realized gains
(0.0095)
(0.0636)
(0.0068)
(0.0012)
From net long-term realized gains
(0.0189)
Total Distributions
(0.0095)
(0.0825)
(0.0068)
(0.0012)
Net Asset Value, End of Period
$1.2480
$1.0669
$0.9974
$1.0330
Total Return
17.94%
15.51%
(2.78)%
3.42%
Net Assets, End of Period
$36,599,651
$20,769,579
$9,721,848
$3,007,882
Average Commission Rate Paid
Per Share Bought or Sold
$0.0521



Ratio of Expenses to Average Net Assets
1.31% #
1.35% #
1.33 % #
1.33%*#
Ratio of Net Investment Income
to Average Net Assets

0.90%
2.51%
0.80%
1.52%*
Portfolio Turnover Rate
30.61%
17.78%
16.81%
0.00%

*  Annualized

(A)  The portfolio commenced operations on December 1, 1993.

#  Percentages are shown net of expenses reimbursed by The
Great-West Life Assurance Company or GW Capital Management, Inc.

(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996 AND 1995


1.   HISTORY OF THE FUND

     Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Corporate Bond, Small-Cap Index, and Small-Cap Value portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, FutureFunds Series Account, FutureFunds Series Account II, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series (k) Account of The New England Mutual Life Assurance Company ("TNE") to fund benefits under variable annuity contracts issued by TNE. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

     Initial capitalization of $100,000 for the Fund was received on February 25, 1982 from the parent of the Company, The Great-West Life Assurance Company (Great-West). In conjunction with the addition of the Small-Cap Index and Small-Cap Value Portfolios, additional capitalization of $5,000,000 and $2,500,000, respectively, was received on December 1, 1993. At December 31, 1996, Great-West's investment in the Portfolios totaled $3,661,685.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the Fund:

     Dividends
Dividends from investment income of the Corporate Bond, Small-Cap Index, and Small-Cap Value portfolios are declared and reinvested semi-annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

     Security Transactions

     Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

     Security Valuation

     Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1996 were as follows:



Corporate Bond Portfolio



Aggregate Cost

2,382,824
Aggregate Fair Value

2,259,213
Percent of Net Assets

2.70%

Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

     Federal Income Taxes

     For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 1996, the Small Cap Value Portfolio had available for federal income tax purposes an unused capital loss carryover of $494,544 which expires in 2004.

     Foreign Currency Translation

     The accounting records of the Corporate Bond Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The Corporate Bond Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Corporate Bond Portfolio, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

3.   INVESTMENT ADVISORY AGREEMENT

     The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Small-Cap Index Portfolio, .90% of the average daily net assets of the Corporate Bond Portfolio, and 1.00% of the average net assets of the Small-Cap Value Portfolio. However, the investment advisor pays any expenses of the Fund which exceed an annual rate of 1.35%, including management fees, of the average daily net assets of the Small-Cap Value Portfolio.


4.   PURCHASES AND SALES OF SECURITIES

     Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1996 were:



U.S. Government Obligations
Other Securities

Portfolio
Corporate Bond
$11,389,412
$47,242,140
Small-Cap Index

47,978,124
Small-Cap Value

18,205,075

     The proceeds from sales of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1996 were:



U.S. Government Obligations
Other Securities

Portfolio
Corporate Bond
$5,431,609
$19,123,633
Small-Cap Index

26,465,648
Small-Cap Value

7,927,661

5.   UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation (depreciation) of securities is as follows as of December 31, 1996:


CORPORATE BOND PORTFOLIO
SMALL-CAP INDEX PORTFOLIO
SMALL-CAP VALUE PORTFOLIO

Gross appreciation
$5,569,379
$15,991,280
$7,278,558

Gross depreciation
(1,800,012)
(6,216,352)
(805,743)

Net unrealized appreciation
$3,769,367
$9,774,928
$6,472,815

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 1996 and 1995, and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Maxim Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the International Equity Portfolio, INVESCO ADR Portfolio, INVESCO Balanced Portfolio, INVESCO Small-Cap Growth Portfolio, Mid-Cap Portfolio and T. Rowe Price Equity/Income Portfolio, of Maxim Series Fund, Inc., as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the International Equity Portfolio, INVESCO ADR Portfolio, INVESCO Balanced Portfolio, INVESCO Small-Cap Growth Portfolio, Mid-Cap Portfolio and T. Rowe Price Equity/Income Portfolio, of Maxim Series Fund, Inc., at December 31, 1996 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

January 31, 1997
MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

INTERNATIONAL EQUITY PORTFOLIO
INVESCO ADR PORTFOLIO
INVESCO BALANCED PORTFOLIO
INVESCO SMALL-CAP GROWTH PORTFOLIO
MID-CAP PORTFOLIO
T. ROWE PRICE EQUITY/INCOME PORTFOLIO

ASSETS:
Investments at value:
    Short-term investments
$10,682,647
$901,731
$4,102,913
$6,714,368
$4,864,095
$7,841,062
    Bonds


3,613,894


1,468,827
    Common stocks
83,531,453
7,320,819
8,178,874
25,431,324
213,466,456
60,810,472
    Preferred stocks
1,564,254





      Total investments (cost $82,040,703; $7,027,695; $15,629,110;
$32,263,774; $185,907,917; $64,481,457)
95,778,354
8,222,550
15,895,681
32,145,692
218,330,551
70,120,361

Cash
142,257

13,121
12,355
11,182


Dividends and interest receivable
194,999
1,791
64,827
4,007
9,307
182,387
Receivables for securities sold
11,792



2,860,252
50,216
Subscriptions receivable
138,492
6,221
28,072
74,557
12,571
249,753
    Total assets
96,265,894
8,243,683
16,000,935
32,235,438
221,212,681
70,602,717

LIABILITIES:
Due to GW Capital Management
90,524
7,977
13,769
29,790
189,430
56,642
Payable for securities purchased
3,321
540,848

377,870
5,623,583
1,010,172
Unrealized depreciation on forward foreign currency contracts




688,865

    Total liabilities
93,845
548,825
13,769
407,660
6,501,878
1,066,814

NET ASSETS
$96,172,049
$7,694,858
$15,987,166
$31,827,778
$214,710,803
$69,535,903

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value
$7,269,697
$569,636
$1,536,082
$2,221,037
$14,986,964
$4,798,386
  Additional paid-in capital
74,767,595
5,930,366
14,218,279
29,782,402
166,784,211
59,099,638
  Net unrealized appreciation on (depreciation) on investments
13,995,002
1,194,855
266,571
(118,082)
29,953,246
5,667,973
  Accumulated net investment (loss)




(1,245,198)
(1,025)
  Accumulated net short-term realized gain (loss) on
    investments
377,665
2,259
(33,766)
(57,579)
(4,870,222)


  Accumulated net long-term realized gain (loss) on
    investments
19,441
(2,258)


7,321,279

  Net unrealized appreciation  (depreciation) on translation of assets and liabilities denominated in foreign currencies
(257,351)



1,780,523
(29,069)

NET ASSETS
$96,172,049
$7,694,858
$15,987,166
$31,827,778
$214,710,803
$69,535,903

NET ASSET VALUE PER OUTSTANDING SHARE
$1.3229
$1.3508
$1.0408
$1.4330
$1.4327
$1.4492

SHARES OF CAPITAL STOCK:
  Authorized
100,000,000
100,000,000
100,000,000
100,000,000
200,000,000
100,000,000
  Outstanding
72,696,970
5,696,363
15,360,820
22,210,373
149,869,643
47,983,856

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

INTERNATIONAL EQUITY PORTFOLIO
INVESCO ADR PORTFOLIO
INVESCO BALANCED PORTFOLIO (A)
INVESCO SMALL-CAP GROWTH PORTFOLIO
MID-CP PORTFOLIO
T. ROWE PRICE EQUITY/INCOME PORTFOLIO

INVESTMENT INCOME:
    Interest
$318,304
$16,027
$82,345
$236,573
$466,960
$311,350
    Dividends
1,900,190
106,268
24,079
16,374
353,493
924,060
    Less:  Foreign withholding tax
(246,385)
(7,298)

(67)
(55,590)
(4,650)
      Total income
1,972,109
114,997
106,424
252,880
764,863
1,230,760

  EXPENSES:
     Salaries
34,865
23,820

23,820
25,123
23,820
     Legal and SEC fees
9,715
251

1,076
18,945

7,405
     Directors' fees
1,164
72

299
2,883
512
     Audit fees
14,550
6,005

6,005
8,262
6,005
     Investment administration
71,437
16,829

37,307
57,785
57,785
     Bank and custodial fees
135,218
10,023

25,203
95,500
27,191
     Other expenses
23,483
1,232

3,120
23,678
6,975
     Management fee
756,318
45,589
26,984
178,001
1,794,155
257,708
      Total expenses
1,046,750
103,821
26,984
274,831
2,026,331
387,401
  Less amount paid by the investment advisor
16,011
43,582

68,725
16,270
81,373
      Net expenses
1,030,739
60,239
26,984
206,106
2,010,061
306,028

NET INVESTMENT INCOME
941,370
54,758
79,440
46,774
(1,245,198)
924,732

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net short-term realized gain (loss) on investments
692,684
2,259
(15,106)
2,959,838
(4,870,222)
562,056
  Net long-term realized gain on investments
1,486,313
20,328

500,649
7,597,142
698,855
  Change in net unrealized appreciation (depreciation)  on
investments
11,998,654
898,066
266,571
(898,623)
5,117,611
4,318,555
  Change in net unrealized appreciation (depreciation) on
translation of assets and liabilities denominated in foreign currencies
(1,356,537)



1,774,166
(29,422)
    Net change in realized and unrealized appreciation on
investments
12,821,114
920,653
251,465
2,561,864
9,618,697
5,550,044

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS
$13,762,484
$975,411
$330,905
$2,608,638
$8,373,499
$6,474,776

(A) The INVESCO Balanced Portfolio commenced operations on October
1, 1996.

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

INTERNATIONAL EQUITY PORTFOLIO
1996
1995
INVESCO ADR PORTFOLIO
1996
1995
INVESCO BALANCED PORTFOLIO (A)
1996
INVESCO SMALL-CAP GROWTH PORTFOLIO
1996
1995

INCREASE  IN  NET ASSETS:
OPERATIONS:
  Net investment income
$941,370
$774,034
$54,758
$26,154
$79,440
$46,774
$21,193
  Net short-term realized gain (loss)
692,684
165,705
2,259
(15,106)
2,959,838

131,944
  Net long-term realized gain (loss)
1,486,313
40,469
20,328
(15,301)

500,649
80,234
  Change in net unrealized appreciation
    (depreciation) on investments
11,998,654
2,053,649
898,066
325,054
266,571
(898,623)
769,596
  Change in net unrealized appreciation
    on translation of assets and liabilities
    denominated in foreign currencies
(1,356,537)
1,001,880





      Net increase (decrease) in net assets
      resulting from operations
13,762,484
4,035,737
975,411
335,907
330,905
2,608,638
1,002,967

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and
    net short-term realized gains
(1,256,389)
(939,740)
(54,758)
(26,154)
(98,100)
(3,064,191)
(153,137)
  From net long-term realized gains
(1,466,872)

(7,284)


(500,649)
(80,234)
      Total distributions
(2,723,261)
(939,740)
(62,042)
(26,154)
(98,100)
(3,564,840)
(233,371)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares
49,909,203
41,959,808
4,947,305
561,627
17,505,716
36,397,935
4,132,429
  Reinvestment of distributions
2,723,261
939,740
62,042
26,154
98,100
3,564,840
233,371
  Cost of shares redeemed
(22,517,306)
(23,158,826)
(909,827)

(192,399)
(1,849,455)
(13,563,975)
(772,596)
    Net increase in net assets
    resulting from share transactions
30,115,158
19,740,722
4,099,520
395,382
15,754,361
26,398,800
3,593,204
      Total increase in net assets
41,154,381
22,836,719
5,012,889
705,135
15,987,166
25,442,598
4,362,800

NET ASSETS:
  Beginning of period
55,017,668
32,180,949
2,681,969
1,976,834
0
6,385,180
2,022,380
  End of period
$96,172,049
$55,017,668
$7,694,858
$2,681,969
$15,987,166
$31,827,778
$6,385,180

OTHER INFORMATION:
SHARES:
  Sold
40,579,183
38,071,657
4,000,572
533,022
17,044,573
23,449,006
3,445,887
  Issued in reinvestment of distributions
2,081,601
846,169
46,932
25,116
94,065
2,487,652
184,815
  Redeemed
(18,244,110)
(20,788,292)
(734,123)
(180,329)
(1,777,818)
(8,740,654)
(627,862)
  Net increase
24,416,674
18,129,534
3,313,381
377,809
15,360,820
17,196,004
3,002,840

(A) The INVESCO Balanced Portfolio commenced operations on October
1, 1996.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

MID-CAP PORTFOLIO
1996
1995
T. ROWE PRICE EQUITY/INCOME PORTFOLIO
1996
1995

INCREASE  IN  NET ASSETS:
OPERATIONS:
  Net investment income
$(1,245,198)
$147,377
$924,732
$193,048
  Net short-term realized gain (loss)
(4,870,222)
3,195,191
562,056
43,673
  Net long-term realized gain (loss)
7,597,142
1,685,830
698,855
12,442
  Change in net unrealized appreciation (depreciation)
    on investments
5,117,611
22,738,369
4,318,555
1,387,991
  Change in net unrealized appreciation (depreciation) on
    translation of assets and liabilities denominated in foreign currencies
1,774,166
(12,405)
(29,422)
353
      Net increase (decrease) in net assets resulting from
operations
8,373,499
27,754,362
6,474,776
1,637,507

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net short-term realized gains

(3,342,569)
(1,487,813)
(236,721)
  From net long-term realized gains
(275,863)
(632,032)
(698,855)
(11,265)
      Total distributions
(275,863)
(3,974,601)
(2,186,668)
(247,986)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares
88,547,865
59,307,860
62,068,704
8,115,320
  Reinvestment of distributions
275,863
3,974,601
2,186,668
247,986
  Cost of shares redeemed
(30,474,755)
(19,886,682)
(9,957,772)
(912,934)
     Net increase in net assets resulting from share transactions
58,348,973
43,395,779
54,297,600
7,450,372
      Total increase in net assets
66,446,609
67,175,540
58,585,708
8,839,893

NET ASSETS:
  Beginning of period
148,264,194
81,088,654
10,950,195
2,110,302
  End of period
$214,710,803
$148,264,194
$69,535,903
$10,950,195

OTHER INFORMATION:
SHARES:
  Sold
61,466,234
49,654,238
44,968,105
7,059,885
  Issued in reinvestment of distributions
197,161
2,954,014
1,527,438
207,202
  Redeemed
(21,306,676)
(16,792,730)
(7,179,849)
(751,198)
  Net increase
40,356,719
35,815,522
39,315,694
6,515,889

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, 1994, and 1993 is as follows:

Period Ended December 31,
1996
1995
1994
1993

(A)

Net Asset Value, Beginning of Period
$1.1395
$1.0673
$1.0110
$1.0000

Income From Investment Operations


Net investment income
0.0136
0.0190
0.0049
0.0009

Net short-term realized gain
0.0045
0.0034



Net long-term realized and unrealized gain
0.2042
0.0722
0.0563
0.0110

Total Income From Investment Operations
0.2223
0.0946
0.0612
0.0119

Less Distributions

From net investment income and net
short-term realized gains
(0.0181)
(0.0224)
(0.0049)
(0.0009)

From net long-term realized gains
(0.0208)




Total Distributions
(0.0389)
(0.0224)
(0.0049)
(0.0009)

Net Asset Value, End of Period
$1.3229
$1.1395
$1.0673
$1.0110

Total Return
19.59%
8.93%

6.06%
1.19%

Net Assets, End of Period
$96,172,049
$55,017,668
$32,180,949
$3,126,038

Average Commission Rate Paid
Per Share Bought or Sold
$0.0146




Ratio of Expenses to Average Net Assets
1.39% #
1.50% #
1.49% #
1.48%*#

Ratio of Net Investment Income
to Average Net Assets
1.24%
1.70%
1.25%
1.09%*

Portfolio Turnover Rate
22.21%
20.28%
11.49%
0.00%

*  Annualized

(A)  The portfolio commenced operations on December 1, 1993.

#  Percentages are shown net of expenses reimbursed by The
Great-West Life Assurance Company or GW Capital Management, Inc.

(Continued)

MAXIM SERIES FUND, INC.

INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, and 1994 is as follows:

Period Ended December 31,

1996
1995
1994
(A)

Net Asset Value, Beginning of Period
$1.1255
$0.9859
$1.0000

Income From Investment Operations

Net investment income
0.0112
0.0120
0.0026

Net realized and unrealized gain (loss)
0.2266
0.1396
(0.0141)

Total Income (Loss) From Investment Operations
0.2378
0.1516
(0.0115)

Less Distributions
From net investment income
(0.0112)
(0.0120)
(0.0026)

From net long-term realized gains
(0.0013)



Total Distributions
(0.0125)
(0.0120)
(0.0026)

Net Asset Value, End of Period
$1.3508
$1.1255
$0.9859

Total Return
21.17%
15.48%
(1.16)%

Net Assets, End of Period
$7,694,858
$2,681,969
$1,976,834

Average Commission Rate Paid
Per Share Bought or Sold
$0.0628



Ratio of Expenses to Average Net Assets
1.33% #
1.50% #
1.50% * #

Ratio of Net Investment Income to Average Net Assets
1.20%
1.17%
1.56% *

Portfolio Turnover Rate
15.25%
5.88%
2.42%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1994.

#  Percentages are shown net of expenses reimbursed by The
Great-West Life Assurance Company or GW Capital Management.

(Continued)

MAXIM SERIES FUND, INC.

INVESCO BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1996 is as follows:

Period Ended
December 31,
1996
(A)

Net Asset Value, Beginning of Period
$1.0000

Income From Investment Operations

Net investment income
0.0052
Net short-term realized gain
0.0012

Net long-term realized and unrealized gain
0.0408

Total Income From Investment Operations
0.0472

Less Distributions
From net investment income and net short-term realized gains
(0.0064)

Total Distributions
(0.0064)

Net Asset Value, End of Period
$1.0408

Total Return
4.60%

Net Assets, End of Period
$15,987,166

Average Commission Rate Paid Per Share Bought or Sold
$0.0617

Ratio of Expenses to Average Net Assets
1.00% *

Ratio of Net Investment Income to Average Net Assets
2.84% *

Portfolio Turnover Rate
17.14%

*  Annualized

(A)  The portfolio commenced operations on October 1, 1996.

(Continued)

MAXIM SERIES FUND, INC.

INVESCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, and 1994 is as follows:

Period Ended December 31,


1996
1995
1994
(A)

Net Asset Value, Beginning of Period
$1.2734
$1.0054
$1.0000

Income From Investment Operations

Net investment income
0.0024
0.0069
0.0030

Net short-term realized gain
0.1530
0.0272


Net long-term realized and unrealized gain
0.1850
0.2846
0.0054

Total Income From Investment Operations
0.3404
0.3187
0.0084

Less Distributions
From net investment income and net short-term
realized gains
(0.1554)
(0.0341)
(0.0030)

From net long-term realized gains
(0.0254)
(0.0166)

Total Distributions
(0.1808)
(0.0507)
(0.0030)

Net Asset Value, End of Period
$1.4330
$1.2734
$1.0054

Total Return

26.73%
31.79%
0.84%

Net Assets, End of Period
$31,827,778
$6,385,180
$2,022,380

Average Commission Rate Paid
Per Share Bought or Sold
$0.0410



Ratio of Expenses to Average Net Assets
1.10% #
1.10% #
1.08% * #

Ratio of Net Investment Income to Average Net Assets
0.25%
0.58%
1.86% *

Portfolio Turnover Rate
265.05%
266.64%
0.00%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1994.

#  Percentages are shown net of expenses reimbursed by The
Great-West Life Assurance Company or GW Capital Management, Inc.

(Continued)

MAXIM SERIES FUND, INC.

MID-CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995 and 1994 is as follows:

Period Ended December 31,

1996
1995
1994


Net Asset Value, Beginning of Period
$1.3538
$1.1003
$1.0000

Income From Investment Operations

Net investment income
(0.0083)
0.0018
0.0076

Net short-term realized gain

0.0299


Net long-term realized and unrealized gain
0.0890
0.2594
0.1003

Total Income From Investment Operations
0.0807
0.2911
0.1079

Less Distributions
From net investment income and net short-term realized gains

(0.0317)
(0.0076)

From net long-term realized gains
(0.0018)
(0.0059)


Total Distributions
(0.0018)
(0.0376)
(0.0076)

Net Asset Value, End of Period
$1.4327
$1.3538
$1.1003

Total Return
5.96%
26.50%
10.86%


Net Assets, End of Period
$214,710,803
$148,264,194
$81,088,654

Average Commission Rate Paid
Per Share Bought or Sold
$0.0461



Ratio of Expenses to Average Net Assets
1.07% #
1.10% #
1.07% #

Ratio of Net Investment Income to Average Net Assets
(0.66)%
0.13%
1.26%

Portfolio Turnover Rate
80.31%
167.21%
166.12%

(A) The portfolio commenced operations January 3, 1994.

#  Percentages are shown net of expenses reimbursed by The
Great-West Life Assurance Company or GW Capital Management, Inc.

(Continued)

MAXIM SERIES FUND, INC.

T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, and 1994 is as follows:

Period Ended December 31,

1996
1995
1994
(A)

Net Asset Value, Beginning of Period
$1.2633
$0.9805
$1.0000


Income From Investment Operations

Net investment income
0.0299
0.0345
0.0061

Net short-term realized gain
0.0121
0.0051

Net long-term realized and unrealized gain (loss)
0.2009
0.2841
(0.0195)

Total Income (Loss) From Investment Operations
0.2429
0.3237
(0.0134)

Less Distributions
From net investment income and net short-term realized gains
(0.0420)
(0.0396)
(0.0061)

From net long-term realized gains
(0.0150)
(0.0013)


Total Distributions
(0.0570)
(0.0409)
(0.0061)

Net Asset Value, End of Period
$1.4492
$1.2633
$0.9805

Total Return
19.39%
33.42%
(1.34)%

Net Assets, End of Period
$69,535,903
$10,950,195
$2,110,302

Average Commission Rate Paid


Per Share Bought or Sold
$0.0368



Ratio of Expenses to Average Net Assets
0.95% #
0.95% #
0.95% * #

Ratio of Net Investment Income to Average Net Assets
2.85%
3.46%
3.90% *

Portfolio Turnover Rate
26.15%
14.00%
2.74%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1994.

#  Percentages are shown net of expenses reimbursed by The
Great-West Life Assurance Company or GW Capital Management, Inc.

(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996 AND 1995


1.   HISTORY OF THE FUND

     Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the International Equity, INVESCO ADR, INVESCO Balanced, INVESCO Small-Cap Growth, Mid-Cap, and T. Rowe Price Equity/Income portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, FutureFunds Series Account, and FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

     Initial capitalization of $100,000 for the Fund was received on February 25, 1982 from the parent of the Company, The Great-West Life Assurance Company (Great-West). In conjunction with the addition of the INVESCO ADR, INVESCO Small-Cap Growth, and T. Rowe Price Equity/Income portfolios, additional capitalization of $2,000,000, respectively, for each Portfolio, was received on November 1, 1994. Initial capitalization of $2,500,000 for the INVESCO Balanced Portfolio was received October 1, 1996. At December 31, 1996, Great-West's investment in the Portfolios totaled $9,693,419.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the Fund:

     Dividends
     Dividends from investment income of the Mid-Cap, INVESCO Balanced, INVESCO Small-Cap Growth, and T. Rowe Price Equity/Income portfolios are declared and reinvested semi-annually. Dividends from investment income of the International Equity and INVESCO ADR portfolios are declared and reinvested annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

     Security Transactions

     Security transactions are accounted for on the date investments are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).


     Security Valuation

     Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

The Portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1996 were as follows:

Mid-Cap Portfolio
T. Rowe Price Equity/Income Portfolio

Aggregate Cost
          418,241
         231,826
Aggregate Fair Value
          700,463
         240,350
Percent of Net Assets
0.33%
0.35%

     Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

     Foreign Currency Translation

     The accounting records of the International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The International Equity, Mid-Cap, and T. Rowe Price
Equity/Income Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

     Federal Income Taxes

     For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.


3.   INVESTMENT ADVISORY AGREEMENT

     The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .80% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio, .95% of the average daily net assets of the INVESCO Small-Cap Growth and Mid-Cap Portfolios, and 1.00% of the average net assets of the International Equity, INVESCO ADR, and INVESCO Balanced Portfolios.

However, Great-West pays any expenses which exceed an annual rate, including management fees, of 1.50%, 1.10%, 1.10%, and .95% of the average daily net assets of the International Equity, INVESCO Small-Cap Growth, Mid-Cap, and T. Rowe Price Equity/Income Portfolios, respectively. At March 1, 1996, the investment advisor pays any expenses which exceed an annual rate, including management fees of 1.30% of the average net assets of the INVESCO ADR Portfolio which has changed from the 1.50% rate which was effective for the first two months of 1996 and all of 1995.

4.   PURCHASES AND SALES OF SECURITIES

     Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1996 were:

U.S. Government Obligations
Other Securities

Portfolio
International Equity
$
$40,540,418
INVESCO ADR

4,425,743
INVESCO Balanced
1,781,313
11,232,194
INVESCO Small-Cap Growth

56,073,326
Mid-Cap

206,619,473
T. Rowe Price Equity/Income
935,497
53,883,820

     The proceeds from sales of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1996 were:

U.S. Government Obligations
Other Securities

Portfolio
International Equity
$
$14,883,248
INVESCO ADR

669,014
INVESCO Balanced
3,082
1,468,134
INVESCO Small-Cap Growth

38,630,185
Mid-Cap

145,674,781
T. Rowe Price Equity/Income

7,454,776

5.   UNREALIZED APPRECIATION (DEPRECIATION)

     Gross unrealized appreciation (depreciation) of securities is as follows as of December 31, 1996:

International Equity Portfolio
INVESCO ADR Portfolio
INVESCO Balanced Portfolio
INVESCO Small-Cap Growth Portfolio
Mid-Cap Portfolio
T. Rowe Price Equity/Income Portfolio

Gross appreciation
$16,866,164
$1,276,789
$414,628
$1,219,473
$42,031,851
$6,058,341
Gross depreciation
(3,128,513)
(81,934)
(148,057)
(1,337,555)
(9,609,217)
(419,437)
Net unrealized

appreciation (depreciation)
$13,737,651
$1,194,855
$266,571
$(118,082)
$32,422,634
$5,638,904

6.   FORWARD FOREIGN CURRENCY CONTRACTS

     The following forward foreign currency contracts were held at December 31, 1996:

     MID-CAP PORTFOLIO

Sales
Delivery Value (Local Currency)
Settlement Date
Net Unrealized Gain (Loss) (USD)

British Pound
1,200,000
16-Jan-97
$(181,756)

British Pound
2,500,000
24-Jan-97
(402,241)

British Pound
590,000
11-Mar-97
(38,357)

British Pound
2,600,000
27-May-97
(66,511)

Unrealized Loss - December 31, 1996
$(688,865)

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 1996 and 1995, and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Maxim Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Foreign Equity Portfolio, Growth Index Portfolio, Investment Grade Corporate Bond Portfolio, Short-Term Maturity Bond Portfolio, Small-Cap Aggressive Growth Portfolio, U.S. Government Mortgage Securities Portfolio, and the Value Index Portfolio of Maxim Series Fund, Inc., as of December 31, 1996, the related statement of operations and the statements of changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Foreign Equity Portfolio, Growth Index Portfolio, Investment Grade Corporate Bond Portfolio, Short-Term Maturity Bond Portfolio, Small-Cap Aggressive Growth Portfolio, U.S. Government Mortgage Securities Portfolio and the Value Index Portfolio, of Maxim Series Fund, Inc., at December 31, 1996 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.




January 31, 1997


MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

FOREIGN EQUITY PORTFOLIO
GROWTH INDEX PORTFOLIO
INVESTMENT GRADE CORPORATE BOND PORTFOLIO
SHORT-TERM MATURITY BOND PORTFOLIO
SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
VALUE INDEX PORTFOLIO

ASSETS:
Investments at value:
    Short-term investments
$4,329,266
$1,849,656
$249,953
$213,960
$9,092,598
$21,367,573
$1,287,760
    Bonds


98,730,927
38,646,510

134,897,350

    Common stocks
74,432,705
82,943,513


70,458,752

120,568,540
    Preferred stocks
882,988






        Total investments (cost $73,747,756; $72,586,976;
$98,333,268; $38,718,999; $69,691,541; $153,909,364; $98,650,371)
9,644,959
84,793,169

8,980,880
38,860,470
79,551,350
156,264,923
121,856,300
Cash
251,789
1,426
12,758
10,828
15,431

32,499
Dividends and interest receivable
125,985
125,374
2,021,412
585,248
77,141
856,095
231,506
Receivables for securities sold
47,644
36,600


144,076
23,122
35,000
Subscriptions receivable
121,057
175,458

67,032
490,985

190,975
       Total assets
80,191,434
85,132,027
101,015,050
39,523,578
80,278,983
157,144,140
122,346,280

LIABILITIES:
Due to GW Capital Management
84,975
43,651
53,071
20,464
69,804
72,634

63,254
Redemptions payable


239,827


167,880

Payables for securities purchased

1,345,166


264,253
18,437,718

       Total liabilities
84,975
1,388,817
292,898
20,464
334,057
18,678,232
63,254

NET ASSETS
$80,106,459
$83,743,210
$100,722,152
$39,503,114
$79,944,926
$138,465,908
$122,283,026

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value
$7,571,845
$5,638,361
$7,885,036
$3,924,888
$5,699,046
$12,020,486
$8,411,423
  Additional paid-in capital
66,853,518
66,116,986
93,348,023
35,496,834
63,772,787
127,830,752
90,663,696
  Net unrealized appreciation on investments
7,937,569

12,206,193
647,612
141,471
9,859,809
2,355,559
23,205,929
  Undistributed net investment income
(395,257)



(21,665)


  Accumulated net short-term realized gain
    (loss) on investments
1,493,498
(95,049)
(1,238,570)
(60,079)
238,113
(344,155)
2,532
  Accumulated net long-term realized gain
    (loss) on investments
(1,314,348)
(123,281)
80,051

396,836
(3,396,734)
(554)
  Net unrealized (depreciation) on translation of
    assets and liabilities denominated in foreign currencies
(2,040,366)







NET ASSETS
$80,106,459
$83,743,210
$100,722,152
$39,503,114
$79,944,926
$138,465,908
$122,283,026

NET ASSET VALUE PER OUTSTANDING SHARE
$1.0580
$1.4852
$1.2774
$1.0065
$1.4028
$1.1519
$1.4538

SHARES OF CAPITAL STOCK:
  Authorized
100,000,000
100,000,000
100,000,000
100,000,000
100,000,000
200,000,000
100,000,000
  Outstanding
75,718,452
56,383,608
78,850,360
39,248,881
56,990,464
120,204,859
84,114,226

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

FOREIGN EQUITY PORTFOLIO
GROWTH INDEX PORTFOLIO
INVESTMENT GRADE CORPORATE BOND PORTFOLIO
SHORT-TERM MATURITY BOND PORTFOLIO
SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
VALUE INDEX PORTFOLIO

INVESTMENT INCOME:
    Interest
$127,750
$47,650
$6,415,479
$1,729,701
$397,141
$9,387,266
$63,998
    Dividends
1,410,130
838,053


644,463


2,682,717
    Less:  Foreign withholding tax
(214,472)



(154)

(135)
        Total income
1,323,408
885,703
6,415,479
1,729,701
1,041,450
9,387,266
2,746,580

EXPENSES:
    Salaries
34,865



21,871



    Legal and SEC fees
16,610




6,996



    Directors' fees
1,084



743



    Auditing fees
14,550



6,005



    Investment administration
71,436



37,307



    Bank and custodial fees
152,665



31,895



    Other expenses
30,896



7,094



    Management fee
711,998
371,758
575,853
179,920
469,293
791,813
552,296
        Total expenses
1,034,104
371,758
575,853
179,920
581,204
791,813
552,296
Less amount paid by the investment advisor
4,231



3,707



       Net expenses
1,029,873
371,758
575,853
179,920
577,497
791,813
552,296

NET INVESTMENT INCOME
293,535
513,945
5,839,626
1,549,781
463,953
8,595,453
2,194,284

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net short-term realized gain (loss) on investments
1,493,498
336,539
(1,238,570)
(60,079)
3,358,026
(344,155)
816,122
  Net long-term realized gain on investments
1,913,362
6,909,305
80,051

2,255,775
154,023
2,185,585
  Change in net unrealized appreciation (depreciation) on
     investments
1,732,116
4,368,100
(1,637,586)
53,675
6,998,120
(2,751,951)
12,970,042
  Change in net unrealized (depreciation) on translation of
     assets and liabilities denominated in foreign currencies
(246,702)






  Net change in realized and unrealized appreciation
     (depreciation) on investments
4,892,274
11,613,944
(2,796,105)
(6,404)
12,611,921
(2,942,083)
15,971,749

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS
$5,185,809
$12,127,889
$3,043,521
$1,543,377
$13,075,874
$5,653,370
$18,166,033

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

FOREIGN EQUITY PORTFOLIO
1996
1995
GROWTH INDEX PORTFOLIO
1996
1995
INVESTMENT GRADE CORPORATE BOND PORTFOLIO
1996
1995
SHORT-TERM MATURITY BOND PORTFOLIO
1996
1995(A)

INCREASE  IN  NET ASSETS:

OPERATIONS:
  Net investment income
$293,535
$397,363
$513,945
$329,503
$5,839,626
$5,335,573
$1,549,781
$195,516
  Net short-term realized gain (loss)
1,493,498


336,539
120,810
(1,238,570)
156,126
(60,079)
20,277
  Net long-term realized gain (loss)
1,913,362
(2,577,673)
6,909,305
209,530
80,051
1,071,394


  Change in net unrealized appreciation
    (depreciation)
1,732,116
6,430,706
4,368,100
7,560,999
(1,637,586)
6,368,034
53,675
87,796
  Change in net unrealized (depreciation) on
    translation of assets and liabilities
    denominated in foreign currencies
(246,702)
(974,267)






      Net increase in net assets
        resulting from operations
5,185,809
3,276,129
12,127,889
8,220,842
3,043,521
12,931,127
1,543,377
303,589

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net
    short-term realized gains
(293,535)
(708,989)
(945,533)

(450,313)
(5,839,626)
(5,491,699)
(1,549,781)
(215,793)
  From net long-term realized gains


(7,032,586)
(177,275)




      Total distributions
(293,535)
(708,989)
(7,978,119)
(627,588)
(5,839,626)
(5,491,699)
(1,549,781)
(215,793)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares
46,933,053
55,447,688
72,692,642
33,310,887
51,398,029
49,926,709
52,044,506
20,737,802
  Reinvestment of distributions
293,535
708,989
7,978,119
627,588
5,839,626
5,491,699
1,549,781
215,793
  Cost of shares redeemed
(36,416,271)
(37,080,562)
(44,592,620)
(12,187,737)
(48,929,802)
(38,923,726)
(29,703,439)
(5,422,721)
    Net increase in net assets resulting from share transactions

10,810,317
19,076,115
36,078,141
21,750,738
8,307,853
16,494,682
23,890,848
15,530,874
      Total increase in net assets
15,702,591
21,643,255
40,227,911
29,343,992
5,511,748
23,934,110
23,884,444
15,618,670

NET ASSETS:
  Beginning of period
64,403,868
42,760,613
43,515,299
14,171,307
95,210,404
71,276,294
15,618,670
  End of period
$80,106,459
$64,403,868
$83,743,210
$43,515,299
$100,722,152
$95,210,404
$39,503,114
$15,618,670

OTHER INFORMATION:

SHARES:
   Sold
45,789,651
58,347,888
47,802,158
27,703,570
40,128,086
39,325,785
51,768,539
20,661,196
  Issued in reinvestment of distributions
284,466
754,700
5,375,108
484,476
4,588,258
4,299,393
1,546,276
214,871
  Redeemed
(35,600,077)
(38,798,865)
(29,126,291)
(9,858,532)
(38,210,297)
(30,585,272)
(29,542,541)
(5,399,460)
  Net increase
10,474,040
20,303,723
24,050,975
18,329,514
6,506,047
13,039,906
23,772,274
15,476,607

(A)  The portfolio commenced operations on August 1, 1995.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
1996
1995
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
1996
1995
VALUE INDEX PORTFOLIO
1996
1995

INCREASE IN  NET ASSETS:

OPERATIONS:

  Net investment income
$463,953
$131,307
$8,595,453
$7,714,475
$2,194,284
$1,264,002
  Net short-term realized gain (loss)
3,358,026
1,986,452
(344,155)

816,122
275,426
  Net long-term realized gain (loss)
2,255,775
306,493
154,023
1,854,410
2,185,585
687,906
  Change in net unrealized appreciation (depreciation)
6,998,120
3,062,251
(2,751,951)
6,454,899
12,970,042
11,173,657
      Net increase in net assets resulting from operations
13,075,874
5,486,503
5,653,370
16,023,784
18,166,033
13,400,991

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net short-term realized gains
(3,583,866)
(2,117,759)
(8,595,453)
(7,755,725)
(3,007,874)
(1,539,428)
  From net long-term realized gains
(1,858,939)
(271,607)


(2,186,139)
(684,281)
      Total distributions
(5,442,805)
(2,389,366)
(8,595,453)
(7,755,725)
(5,194,013)
(2,223,709)

SHARE TRANSACTIONS:

  Net proceeds from sales of shares
64,452,555
20,096,390
70,074,949
65,265,069
80,133,458
44,956,480
  Reinvestment of distributions
5,442,805
2,389,366
8,595,453
7,755,725
5,194,013
2,223,709
  Cost of shares redeemed
(26,178,114)
(9,951,691)
(66,812,091)
(45,125,539)
(41,200,363)
(18,784,047)
    Net increase in net assets resulting from
    share transactions
43,717,246
12,534,065
11,858,311
27,895,255
44,127,108
28,396,142
      Total increase in net assets
51,350,315
15,631,202
8,916,228
36,163,314
57,099,128
39,573,424

NET ASSETS:
  Beginning of period
28,594,611
12,963,409
129,549,680
93,386,366
65,183,898
25,610,474
  End of period
$79,944,926
$28,594,611
$138,465,908
$129,549,680
$122,283,026
$65,183,898

OTHER INFORMATION:

SHARES:
  Sold
48,298,315
18,217,542
60,620,445
56,907,542
59,397,860
39,672,567
  Issued in reinvestment of distributions
3,944,562
2,063,696
7,479,648
6,748,850
3,609,410
1,841,181
  Redeemed
(19,892,161)
(8,931,047)
(57,812,180)
(39,284,555)
(30,534,066)
(16,511,550)
  Net increase
32,350,716
11,350,191
10,287,913
24,371,837
32,473,204
25,002,198

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

FOREIGN EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, and 1994 is as follows:

Period Ended December 31,

1996
1995
1994 (A)

Net Asset Value, Beginning of Period
$0.9871
$0.9515
$1.0000

Income From Investment Operations

Net investment income (loss)
0.0041
0.0073
(0.0019)

Net realized and unrealized gain (loss)
0.0709
0.0398
(0.0466)

Total Income (Loss) From Investment Operations
0.0750
0.0471
(0.0485)

Less Distributions
From net investment income
(0.0041)
(0.0115)


Total Distributions
(0.0041)
(0.0115)


Net Asset Value, End of Period
$1.0580
$0.9871
$0.9515

Total Return
7.61%
5.02%
(4.85)%

Net Assets, End of Period
$80,106,459
$64,403,868
$42,760,613

Average Commission Rate Paid
Per Share Bought or Sold
$0.0252

Ratio of Expenses to Average Net Assets
1.45% #
1.50% #
1.50% * #

Ratio of Net Investment Income to Average Net Assets
0.41%
0.69%
(1.26)% *

Portfolio Turnover Rate
75.65%
119.98%
19.85%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1994.

# Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.

(Continued)

MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, 1994, and 1993 is as follows:

Period Ended December 31,

1996
1995
1994
1993 (A)

Net Asset Value, Beginning of Period
$1.3459
$1.0120
$1.0064
$1.0000

Income From Investment Operations
Net investment income
0.0114
0.0127
0.0133
0.0015

Net short-term realized gain
0.0084
0.0038



Net long-term realized and unrealized gain
0.2767
0.3394
0.0056
0.0064

Total Income From Investment Operations
0.2965
0.3559
0.0189
0.0079

Less Distributions

From net investment income and
net short-term realized gains
(0.0198)
(0.0165)
(0.0133)
(0.0015)

From net long-term realized gains
(0.1374)
(0.0055)



Total Distributions
(0.1572)
(0.0220)
(0.0133)
(0.0015)

Net Asset Value, End of Period
$1.4852
$1.3459
$1.0120
$1.0064

Total Return
22.10%
35.29%
1.93%
 .79%

Net Assets, End of Period
$83,743,210
$43,515,299
$14,171,307
$3,099,916

Average Commission Rate Paid
Per Share Bought or Sold
$0.0358

Ratio of Expenses to Average Net Assets
0.60%
0.60%
0.60%
0.59%*

Ratio of Net Investment Income
to Average Net Assets
0.83%
1.15%
1.57%
1.98%*

Portfolio Turnover Rate
41.55%
17.90%
18.50%
0.06%

*  Annualized

(A) The portfolio commenced operations on December 1, 1993.

(Continued)

MAXIM SERIES FUND, INC.

INVESTMENT GRADE CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, 1994, 1993, and 1992 is as follows:

Period Ended December 31,

1996
1995
1994
1993
1992 (A)

Net Asset Value, Beginning of Period
$1.3161
$1.2019
$1.3090
$1.2957
$1.0000

Income From Investment Operations
Net investment income
0.0777
0.0794
0.0665
0.0691
0.0058

Net short-term realized gain

0.0022





Net long-term realized and
unrealized gain (loss)
(0.0387)
0.1142
(0.1071)
0.0452
0.2957

Total Income (Loss) From
Investment Operations
0.0390
0.1958
(0.0406)
0.1143
0.3015

Less Distributions

From net investment income and
net short-term realized gains
(0.0777)
(0.0816)
(0.0665)
(0.0686)
(0.0058)

From net long-term realized gains



(0.0324)


Total Distributions
(0.0777)
(0.0816)
(0.0665)
(0.1010)
(0.0058)

Net Asset Value, End of Period
$1.2774
$1.3161
$1.2019
$1.3090
$1.2957

Total Return
3.14%
16.71%

(3.15)%
8.95%
29.57%

Net Assets, End of Period
$100,722,152
$95,210,404
$71,276,294
$63,585,296
$49,607,522

Ratio of Expenses
to Average Net Assets
0.60%
0.60%
0.60%
0.60%
0.59%*

Ratio of Net Investment Income
to Average Net Assets
6.08%
6.30%
5.37%
5.13%
4.71%*

Portfolio Turnover Rate
118.50%
159.21%
51.66%
151.14%
23.91%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1992.

(Continued)

MAXIM SERIES FUND, INC.

SHORT-TERM MATURITY BOND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996 and 1995 is as follows:

Period Ended December 31,

1996
1995 (A)

Net Asset Value, Beginning of Period
$1.0092
$1.0000

Income From Investment Operations

Net investment income
0.0489
0.0194

Net short-term realized gain

0.0013

Net long-term realized and unrealized gain (loss)
(0.0027)
0.0092

Total Income From Investment Operations
0.0462
0.0299

Less Distributions
From net investment income and net short-term realized gains
(0.0489)
(0.0207)

Total Distributions
(0.0489)
(0.0207)

Net Asset Value, End of Period
$1.0065
$1.0092

Total Return
4.70%
3.02%

Net Assets, End of Period
$39,503,114
$15,618,670

Ratio of Expenses to Average Net Assets
0.60%
0.53% *

Ratio of Net Investment Income to Average Net Assets
5.15%
4.61% *

Portfolio Turnover Rate
51.71%
97.87%


*  Annualized

(A)  The portfolio commenced operations on August 1, 1995.

(Continued)

MAXIM SERIES FUND, INC.

SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, and 1994 is as follows:

Period Ended December 31,

1996
1995
1994 (A)

Net Asset Value, Beginning of Period
$1.1605
$0.9755
$1.0000

Income From Investment Operations

Net investment income (loss)
0.0091
0.0075
(0.0016)

Net short-term realized gain
0.0597
0.0878


Net long-term realized and unrealized gain (loss)
0.2779
0.1962
(0.0229)

Total Income (Loss) From Investment Operations
0.3467
0.2915
(0.0245)

Less Distributions

From net investment income and net
short-term realized gains
(0.0688)
(0.0945)


From net long-term realized gains
(0.0356)
(0.0120)

Total Distributions
(0.1044)
(0.1065)


Net Asset Value, End of Period
$1.4028
$1.1605
$0.9755

Total Return
30.09%
29.96%
(2.46)%

Net Assets, End of Period
$79,944,926
$28,594,611
$12,963,409

Average Commission Rate Paid
Per Share Bought or Sold
$0.0573



Ratio of Expenses to Average Net Assets
1.26% #
1.30% #
1.26% * #

Ratio of Net Investment Income to Average Net Assets
0.98%
0.65%
(1.08)% *

Portfolio Turnover Rate
62.63%
99.48%
8.84%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1994.

# Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.

                                            (Continued)


MAXIM SERIES FUND, INC.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, 1994, 1993, and 1992 is as follows:

Period Ended December 31,

1996
1995
1994
1993
1992 (A)

Net Asset Value, Beginning of Period
$1.1786
$1.0917
$1.1813
$1.1503
$1.0000

Income From Investment Operations

Net investment income
0.0751
0.0781
0.0620
0.0788
0.0029

Net realized and unrealized
gain (loss)
(0.0267)
0.0869
(0.0896)
0.0315
0.1598

Total Income (Loss) From
Investment Operations
0.0484
0.1650
(0.0276)
0.1103
0.1627

Less Distributions
From net investment income
(0.0751)
(0.0781)
(0.0620)

0.0788)
(0.0029)

From net realized gains



(0.0005)
(0.0095)

Total Distributions
(0.0751)
(0.0781)
(0.0620)
(0.0793)
(0.0124)

Net Asset Value, End of Period
$1.1519
$1.1786
$1.0917
$1.1813
$1.1503

Total Return
4.29%
15.55%
(2.34)%
9.65%
15.03%

Net Assets, End of Period
$138,465,908
$129,549,680
$93,386,366
$77,052,883
$28,107,848

Ratio of Expenses to
Average Net Assets
0.60%
0.60%
0.60%
0.60%
0.59%*

Ratio of Net Investment Income
to Average Net Assets
6.51%
6.84%
5.67%
8.12%
3.16%*


Portfolio Turnover Rate
94.63%
188.04%
331.42%
17.78%
33.52%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1992.

(Continued)

MAXIM SERIES FUND, INC.

VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1996, 1995, 1994, and 1993 is as follows:

Period Ended December 31,

1996
1995
1994
1993 (A)

Net Asset Value, Beginning of Period
$1.2623
$0.9614
$1.0118
$1.0000

Income From Investment Operations
Net investment income
0.0298
0.0305
0.0253
0.0014

Net short-term realized gain
0.0101
0.0054



Net long-term realized and unrealized gain (loss)
0.2186
0.3144
(0.0504)
0.0119


Total Income (Loss) From Investment Operations
0.2585
0.3503
(0.0251)
0.0133

Less Distributions
From net investment income and
net short-term realized gains
(0.0399)
(0.0359)
(0.0253)
(0.0014)

From net long-term realized gains
(0.0271)
(0.0135)

(0.0001)

Total Distributions
(0.0670)
(0.0494)
(0.0253)
(0.0015)

Net Asset Value, End of Period
$1.4538
$1.2623
$0.9614
$1.0118

Total Return
20.63%
36.80%
(2.49)%
1.32%

Net Assets, End of Period
$122,283,026
$65,183,898
$25,610,474
$4,337,142

Average Commission Rate Paid
Per Share Bought or Sold
$0.0377




Ratio of Expenses to Average Net Assets
0.60%
0.60%

0.60%
0.59%*

Ratio of Net Investment Income
to Average Net Assets
2.38%
2.87%
3.18%
2.11%*

Portfolio Turnover Rate
16.31%
18.11%
16.88%
8.99%

*  Annualized

(A)  The portfolio commenced operations on December 1, 1993.

(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996 AND 1995


1.   HISTORY OF THE FUND

     Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Foreign Equity, Growth Index, Investment Grade Corporate Bond, Short-Term Maturity Bond, Small-Cap Aggressive Growth, U.S. Government Mortgage Securities, and Value Index portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II, Qualified Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts issued by the Company and to the TNE Series (k) Account of The New England Mutual Life Assurance Company
(TNE) to fund benefits under variable annuity contracts issued by TNE. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

     Initial capitalization of $100,000 for the Fund was received on February 25, 1982 from the parent of the Company, The Great-West Life Assurance Company (Great-West). In conjunction with the addition of the Growth Index Portfolio and Short-Term Maturity Bond Portfolio, additional capitalization of $2,500,000 was received on December 1, 1993 and $3,500,000 was received on August 1, 1995, respectively. At December 31, 1996, Great-West's investment in the Portfolios totaled $3,009,793.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the Fund:

     Dividends
     Dividends from investment income of the Investment Grade Corporate Bond, Short-Term Maturity Bond, and the U.S. Government Mortgage Securities Portfolios are declared and reinvested quarterly. Dividends from investment income of the Growth Index, and the Value Index Portfolios are declared and reinvested semi-annually. Dividends from investment income of the Foreign Equity and Small-Cap Aggressive Growth are declared and reinvested annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

     Security Transactions
     Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Foreign Equity, Growth Index, Small-Cap Aggressive Growth, and Value Index Portfolios and specific lot selection for all other portfolios.

The U.S. Government Mortgage Securities Portfolio may enter into repurchase agreements which settle at a specified future date. Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements. These liabilities were $18,152,201 and $7,906,667 at December 31, 1996 and 1995, respectively, and are collateralized by securities of approximately the same value.

     Security Valuation

     Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1996 were as follows:



Investment Grade Corporate Bond Portfolio
Aggregate Cost
12,076,350
Aggregate Fair Value
12,344,130
Percent of Net Assets
12.26%

     Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

     Foreign Currency Translations

     The accounting records of the Foreign Equity Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The Foreign Equity Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Foreign Equity Portfolio, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.


     Federal Income Taxes

     For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary income and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31,1996, the Foreign Equity, Investment Grade Corporate Bond, Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $482,331, $1,336,369, $60,082, and $3,908,417, respectively, which expire between 2002 and 2004.

3.   INVESTMENT ADVISORY AGREEMENT

     The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Growth Index Portfolio, Investment Grade Corporate Bond Portfolio, Short-Term Maturity Bond Portfolio, U.S. Government Mortgage Securities Portfolio, and Value Index Portfolio and 1.00% of the average daily net assets of the Foreign Equity Portfolio and Small-Cap Aggressive Growth Portfolio. However, the investment advisor shall pay any expenses of the Fund which exceed an annual rate, including management fees, of 1.50% and 1.30% of the average daily net assets of the Foreign Equity and Small-Cap Aggressive Growth Portfolios, respectively.

4.   PURCHASES AND SALES OF SECURITIES

     Costs of purchases of U.S. Government obligations and other securities, excluding short-term investments, during the year ended December 31, 1996 were:



U.S. Government Obligations
Other Securities

Portfolio
Foreign Equity
$
$57,571,936
Growth Index

53,708,387
Investment Grade Corporate Bond
7,572,109
112,499,625
Short-Term Maturity Bond
16,317,238
21,944,110
Small-Cap Aggressive Growth

59,608,944
U.S. Government Mortgage Securities
134,089,583


Value Index

55,583,076

     The proceeds from sales of U.S. Government obligations and other securities, excluding short-term investments, during the year ended December 31, 1996 were:

U.S. Government Obligations
Other Securities

Portfolio
Foreign Equity
$
$49,031,643
Growth Index

25,460,837
Investment Grade Corporate Bond
1,524,219
108,710,818
Short-Term Maturity Bond
11,922,062
3,008,952
Small-Cap Aggressive Growth

25,463,841
U.S. Government Mortgage Securities
122,495,129

Value Index

14,876,269

5.   UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation (depreciation) of securities is as follows as of December 31, 1996:

FOREIGN EQUITY PORTFOLIO
GROWTH INDEX PORTFOLIO
INVESTMENT GRADE CORPORATE BOND PORTFOLIO
SHORT-TERM MATURITY BOND PORTFOLIO
SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
VALUE INDEX PORTFOLIO

Gross appreciation
$10,560,528
$13,698,169
$1,182,489
$176,043
$11,042,182
$2,632,786
$24,068,972
Gross depreciation
(4,663,325)
(1,491,976)
(534,877)
(34,572)
(1,182,373)
(277,227)
(863,043)
Net unrealized appreciation
$5,897,203
$12,206,193
$647,612
$141,471
$9,859,809
$2,355,559
$23,205,929



Maxim Series Fund, Inc.

Bond Portfolio

BONDS

CANADIAN - PROVINCIAL --- 8.1%
  3,000,000 Province of Manitoba
    3,019,080
            Notes
            6.750% March 1, 2003
  3,000,000 Province of Quebec
    3,191,520
            Yankee Notes
            8.690% February 22, 2001

   $6,210,600

COMMUNICATIONS --- 4.2%
  3,000,000 Continental Cablevision
    3,196,410
            Senior Notes
            8.500% September 15, 2001

   $3,196,410

CONSUMER SERVICES --- 3.9%
  3,000,000 Loewen Group International
    2,996,934
            Guaranteed Senior Notes
            7.500% April 15, 2001

   $2,996,934

CREDIT INSTITUTIONS --- 27.1%
  3,000,000 American Express Credit Corp
    2,941,350
            Notes
            6.125% November 15, 2001
  3,000,000 Associates Corporation of North America
    2,829,810
            Debentures
            5.750% October 15, 2003
  2,000,000 Capital One Bank
    2,030,760
            Medium Term Notes
            7.350% June 20, 2000
  2,000,000 Chrysler Financial Corp
    2,008,920
            Medium Term Notes
            6.520% July 21, 1999
  2,000,000 Citicorp
    1,920,940
            Subordinated Notes
            6.375% January 15, 2006
  3,000,000 Countrywide Funding Corp
    2,903,503
            Medium Term Notes
            6.280% January 15, 2003
  3,000,000 Ford Motor Credit Co
    2,967,120
            Medium Term Notes
            5.370% September 8, 1998
  3,000,000 General Electric Capital Corp
    3,167,080
            Eurodollar Medium Term Notes
            8.100% February 15, 2002

  $20,769,483

ELECTRIC --- 11.8%
  2,000,000 Commonwealth Edison Co
    2,030,912
            First Mortgage Bonds
            7.500% January 1, 2001
  3,000,000 Gulf States Utilities Co
    2,908,770
            First Mortgage Bonds
            6.410% August 1, 2001
  3,000,000 Iberdrola International#
    3,035,730
            Notes
            7.125% June 1, 2003
  1,000,000 Ohio Edison Co
    1,052,900
            First Mortgage Bonds
            8.250% April 1, 2002

   $9,028,312

ENVIRONMENTAL SERVICES --- 4.5%
  3,300,000 WMX Technologies Inc
    3,453,516
            Senior Notes
            8.250% November 15, 1999

   $3,453,516

FOREIGN BANKS --- 11.8%
  3,000,000 Bangkok Bank Public Co#
    2,933,220
            Subordinated Notes
            7.250% September 15, 2005
  3,000,000 Bayerische Landesbanken NY
    3,003,007
            Medium Term Notes
            6.375% August 31, 2000
  3,000,000 Export-Import Bank of Korea
    3,067,800
            Euronotes
            7.250% June 25, 2001

   $9,004,027

MFTG - CONSUMER PRODS. --- 6.7%
  2,000,000 Fomento Economico Mexicano SA
    2,025,000
            Euronotes
            9.500% July 22, 1997
  3,000,000 Fruit of the Loom Inc
    3,074,430
            Senior Notes
            7.875% October 15, 1999

   $5,099,430

SECURITIES & COMMODITIES --- 2.7%
  2,000,000 World Financial Network Credit Card Trust
    2,028,307
            ABS Series 1996-B Class A
            6.950% April 15, 2006

   $2,028,307

SUPRANATIONALS --- 4.3%
  3,000,000 Inter-American Development Bank
    3,292,500
            Eurobonds
            8.875% August 22, 2001

   $3,292,500

TRANSPORTATION EQUIPMENT --- 4.0%
  3,000,000 Lockheed Martin Corp
    3,026,700
            Notes
            6.850% May 15, 2001

   $3,026,700

U.S. GOVERNMENTS --- 3.3%
  2,500,000 United States of America
    2,513,675
            Treasury Notes
            6.500% October 15, 2006

   $2,513,675

WHOLE LOAN --- 3.2%
  2,500,000 GE Capital Mortgage Services Inc
    2,475,000
            Mortgage Pass-Thru 1994-13 A2
            6.500% April 25, 2024

   $2,475,000

WHOLESALE TRADE -CONSUMER --- 4.0%
  3,000,000 Supervalu Inc
    3,057,090
            Notes
            7.250% July 15, 1999

   $3,057,090

TOTAL BONDS --- 99.5%
  $76,151,984
(Cost $75,685,377)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.5%
    369,000 Prudential Funding Corp
      368,931

     $368,931

TOTAL SHORT-TERM INVESTMENTS --- 0.5%
     $368,931
(Cost $368,931)

TOTAL BOND PORTFOLIO --- 100.0%
  $76,520,915
(Cost $76,054,308)


Maxim Series Fund, Inc.

Money Market Portfolio

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 31.0%
 19,200,000 American Express Credit Corp
   18,780,188
  3,480,000 Associates Corporation of North America
    3,521,194
  9,400,000 Bellsouth Capital Funding Corp
    9,376,238
 16,875,000 Ford Motor Credit Co
   16,589,363
 19,100,000 Halifax Building Society
   18,918,181
 19,400,000 Paccar Financial Corp
   19,337,358
 16,589,000 Prudential Funding Corp
   16,585,913
  2,000,000 Toyota Motor Credit
    2,003,176
 19,300,000 TransAmerica Financial Corp
   19,031,916

 $124,143,527

ELECTRIC --- 9.7%
 15,302,000 Baltimore Gas & Electric Co
   15,274,447
  1,500,000 Carolina Power & Light Co
    1,501,973
  1,142,000 Duke Power Co
    1,141,048
  3,000,000 South Carolina Electric & Gas
    2,987,445
 18,000,000 Southern California Edison Co
   17,970,542

  $38,875,455

ELECTRONICS - HIGH TECH --- 9.6%
 19,300,000 Sharp Electronics Corp
   19,223,892
 19,200,000 Xerox Corp
   19,087,776

  $38,311,668

FOREIGN BANKS --- 7.1%
 14,000,000 Bank of Montreal
   13,751,055
 15,000,000 Bank of Nova Scotia
   14,784,981

  $28,536,036

INDUSTRIAL SERVICES --- 4.3%
 17,090,000 Fluor Corp
   17,021,092

  $17,021,092

INSURANCE --- 6.2%
  8,133,000 AIG Funding Inc
    8,101,798
 16,800,000 American General Corp
   16,693,190

  $24,794,988

LEASING --- 5.2%
  4,000,000 International Lease Finance Corp
    3,997,010
 16,800,000 Pitney Bowes Credit Corp
   16,637,757

  $20,634,767

MFTG - CONSUMER PRODS. --- 2.1%
  8,700,000 McGraw-Hill Companies Inc
    8,592,059

   $8,592,059

SECURITIES & COMMODITIES --- 14.5%
 18,500,000 Bear Stearns Companies Inc
   18,499,900
 19,300,000 CS First Boston Inc
   19,161,566
  1,700,000 Merrill Lynch & Co Inc
    1,659,094
 18,900,000 Morgan Stanley Group Inc
   18,804,257

  $58,124,817

TELEPHONE --- 4.7%
 19,228,000 Ameritech Corp
   19,016,931

  $19,016,931

U.S. GOVERNMENTS --- 1.2%
  5,000,000 Federal National Mortgage Association
    4,999,219

   $4,999,219

WHOLESALE TRADE -CONSUMER --- 4.3%
 17,400,000 Cargill Inc
   17,377,086

  $17,377,086

TOTAL SHORT-TERM INVESTMENTS --- 100.0%
 $400,427,645
(Cost $400,427,645)

TOTAL MONEY MARKET PORTFOLIO --- 100.0%
 $400,427,645
(Cost $400,427,645)


Maxim Series Fund, Inc.

Stock Index Portfolio

COMMON STOCK

AGENCY --- 0.6%
    161,000 Federal National Mortgage Association
    5,997,250

   $5,997,250

AGRICULTURE --- 0.0%
      8,900 Dole Food Company Inc
      301,488

     $301,488

AIR --- 0.3%
     13,400 AMR Corp*
    1,180,875
      3,100 Airborne Freight Corp
       72,463
      2,100 Alaska Air Group Inc*
       44,100
      4,600 Atlantic Southeast Airlines Inc
      100,625
     11,000 Delta Air Lines Inc
      779,625
      6,100 Pittston Brink's Group
      164,700
     21,350 Southwest Airlines Co
      472,369
      9,500 US Air Group Inc*
      222,063

   $3,036,820

COMMUNICATIONS --- 3.5%
     18,150 360 Communications Co*
      419,719
      6,000 AH Belo Corp Class A
      209,250
    238,900 AT&T Corp
   10,392,150
     73,900 Airtouch Communications Inc*
    1,865,975
     23,000 Cabletron Systems Inc*
      764,750
      4,454 Chris-Craft Industries Inc*
      186,511
     48,100 Comcast Corp Class A
      856,757
      7,200 Comsat Corp
      177,300
     20,800 Gannett Company Inc
    1,557,400
      6,075 HSN Inc*
      144,281
     33,350 Nextel Communications Inc Class A*
      435,618
     63,200 Pacific Telesis Group
    2,322,600
      3,700 TCA Cable TV Inc
      111,463
     97,900 Tele-Communications Inc Class A
    1,278,770
      9,000 Telephone & Data Systems Inc
      326,250
     83,800 Time Warner Inc
    3,142,500
     70,400 US West Communications Group
    2,270,400
     92,100 US West Media Group*
    1,703,850
      6,100 Vanguard Cellular Systems Inc        Class A*
       96,075
     52,303 Viacom Inc Class B*
    1,824,067
     72,200 Westinghouse Electric Corp
    1,434,975
     60,340 Worldcom Inc*
    1,572,581

  $33,093,242

CONSTRUCTION --- 0.1%
      4,200 Centex Corp
      158,025
     17,516 Clayton Homes Inc
      236,466
      2,650 Granite Construction Inc
       50,350
      5,700 Kaufman & Broad Home Corp
       73,388
      3,500 Pulte Corp
      107,625

     $625,854

CONSUMER SERVICES --- 8.0%
      4,100 Acuson Corp*
       99,938
      8,000 Allegiance Corp
      221,000
      9,700 Allergan Inc
      345,563
     39,000 Amgen Inc*
    2,120,625
      7,500 Apria Healthcare Group Inc*
      140,625
      8,300 Bausch & Lomb Inc
      290,500
     40,200 Baxter International Inc
    1,648,200
     18,400 Becton Dickinson & Co
      798,100
     14,600 Beverly Enterprises Inc*
      186,150
     10,600 Biogen Inc*
      410,750
     17,000 Biomet Inc
      257,125
     73,800 Bristol-Myers Squibb Co
    8,025,750
      2,000 CPI Corp
       33,500
      8,400 CR Bard Inc
      235,200
     58,012 CUC International Inc*
    1,377,785
     15,600 CVS Corp
      645,450
      6,800 Carter-Wallace Inc
      106,250
     15,300 Circus Circus Enterprises Inc*
      525,938
     98,963 Columbia/HCA Healthcare Corp
    4,032,742
      2,400 Datascope Corp*
       48,000
      2,000 Diagnostic Products Corp
       51,750
     81,400 Eli Lilly & Co
    5,942,200
      6,100 FHP International Corp*
      226,463
      6,500 Forest Laboratories Inc*
      212,875
     10,600 Genzyme Corp*
      230,550
     15,300 H&R Block Inc
      443,700
     19,000 HFS Inc*
    1,135,250
     15,150 Harrah's Entertainment Inc*
      301,106
      6,750 Health Care & Retirement Corp*
      193,219
      5,100 HealthCare Compare Corp*
      216,113
     23,214 Healthsouth Corp*
      896,641
     36,400 Hilton Hotels Corp
      950,950
      7,652 Horizon/CMS Healthcare Corp*
       96,607
     24,000 Humana Inc*
      459,000
     17,200 ITT Corp*
      746,050
     17,950 Ivax Corp
      183,988
    196,394 Johnson & Johnson
    9,770,602
      5,500 King World Productions Inc*
      202,813
     18,056 Laboratory Corporation of America*
       51,911
      9,200 Manor Care Inc
      248,400
     18,850 Marriott International Inc
    1,041,463
     35,300 Medtronic Inc
    2,400,400
    177,728 Merck & Company Inc
   14,084,944
     26,950 Mirage Resorts Inc*
      582,794
      8,900 Nellcor Inc*
      194,688
      9,150 Novacare Inc*
      100,650
      4,600 Pacificare Health Systems Inc Class B*
      392,150
      7,575 Promus Hotel Corp*
      224,409
     34,800 Service Corporation International
      974,400
     11,950 St Jude Medical Inc*
      509,369
     14,300 Stryker Corp
      427,213
     32,000 Tenet Healthcare Corp*
      700,000
    100,030 The Walt Disney Co
    6,964,589
     27,150 United Healthcare Corp
    1,221,750
      9,300 United States Surgical Corp
      366,188
     10,300 Vencor Inc*
      325,738
     15,400 Whitman Corp
      352,275

  $74,972,399

CREDIT INSTITUTIONS --- 7.8%
     69,900 American Express Co
    3,949,350
     63,050 Banc One Corp
    2,711,150
      6,000 Bancorp Hawaii Inc
      252,000
     22,600 Bank of Boston Corp
    1,452,050
     57,800 Bank of New York Company Inc
    1,950,750
     52,874 BankAmerica Corp
    5,274,182
     12,100 Bankers Trust New York Corp
    1,043,625
     28,800 Barnett Banks Inc
    1,184,400
      7,900 Beneficial Corp
      500,663
     23,000 Boatmen's Bancshares Inc
    1,483,500
      8,750 Central Fidelity Banks Inc
      225,313
     69,400 Citicorp
    7,148,200
      6,500 City National Corp
      140,563
     15,800 Comerica Inc
      827,525
     32,815 Corestates Financial Corp
    1,702,278
      6,300 Crestar Financial Corp
      468,563
      4,500 Dauphin Deposit Corp
      148,500
     15,600 Fifth Third Bancorp
      979,867
     19,800 First Bank System Inc
    1,351,350
     47,010 First Chicago NBD Corp
    2,526,788
     11,150 First Security Corp
      376,313
      9,900 First Tennessee National Corp
      371,250
     41,817 First Union Corp
    3,094,458
      4,800 First Virginia Banks Inc
      229,800
      9,000 First of America Bank Corp
      541,125
     11,100 Firstar Corp
      582,750
     38,685 Fleet Financial Group Inc
    1,929,414
      8,500 Golden West Financial Corp
      536,563
     20,300 Great Western Financial Corp
      588,700
     15,700 HF Ahmanson & Co
      510,250
     14,300 Household International Inc
    1,319,175
     27,500 JP Morgan & Company Inc
    2,684,688
     33,202 Keycorp
    1,676,701
     32,875 MBNA Corp
    1,364,313
     13,500 Marshall & Ilsley Corp
      467,438
     19,053 Mellon Bank Corp
    1,352,763
      8,875 Mercantile Bancorporation Inc
      455,953
      7,000 Mercantile Bankshares Corp
      224,000
     32,700 National City Corp
    1,467,413
     42,715 NationsBank Corp
    4,175,391
     16,600 Northern Trust Corp
      601,750
     54,600 Norwest Corp
    2,375,100
     50,300 PNC Bank Corp
    1,892,538
      9,200 Regions Financial Corp
      475,520
     11,800 State Street Boston Corp
      761,100
     32,900 Suntrust Banks Inc
    1,620,325
     22,303 US Bancorp
    1,002,230
     24,500 Wachovia Corp
    1,384,250
     13,800 Wells Fargo & Co
    3,722,550
      5,100 Wilmington Trust Co
      201,450

  $73,305,888

ELECTRIC --- 3.6%
     11,339 AES Corp*
      527,264
     17,900 Allegheny Power System Inc
      543,713
     27,600 American Electric Power Company Inc
    1,135,050
      7,700 Atlantic Energy Inc
      131,863
     21,800 Baltimore Gas & Electric Co
      583,150
      2,100 Black Hills Corp
       59,063
     13,600 CMS Energy Corp
      457,300
     22,300 Carolina Power & Light Co
      813,950
     31,100 Central & South West Corp
      796,938
      3,300 Central Louisiana Electric             Company Inc
       91,163
      4,800 Central Maine Power Co
       55,800
     23,293 Cinergy Corp
      777,404
     34,600 Consolidated Edison Company of New York Inc
    1,012,050
     21,400 DTE Energy Co
      692,825
      8,900 Delmarva Power & Light Co
      181,338
     26,600 Dominion Resources Inc
    1,024,100
     29,800 Duke Power Co
    1,378,250
     63,900 Edison International
    1,270,013
     34,000 Entergy Corp
      943,500
     27,000 FPL Group Inc
    1,242,000
     14,300 Florida Progress Corp
      461,175
     17,800 GPU Inc
      598,525
      4,500 Hawaiian Electric Industries Inc
      162,563
     34,600 Houston Industries Inc
      782,825
      5,500 Idaho Power Co
      171,188
     11,200 Illinova Corp
      308,000
      8,350 Ipalco Enterprises Inc
      227,538
      9,100 Kansas City Power & Light Co
      259,350
      9,800 LG&E Energy Corp
      240,100
     14,833 MidAmerican Energy Holdings Co
      235,474
      4,800 Minnesota Power & Light Co
      132,000
      8,000 Montana Power Co
      171,000
      7,100 Nevada Power Co
      145,550
      9,600 New England Electric System
      334,800
     10,500 New York State Electric & Gas Corp
      227,063
     21,200 Niagara Mohawk Power Corp*
      209,350
      9,000 Nipsco Industries Inc
      356,625
     18,800 Northeast Utilities
      249,100
     10,200 Northern States Power Co
      467,925
     22,500 Ohio Edison Co
      511,875
      6,000 Oklahoma Gas & Electric Co
      250,500
     23,900 PP&L Resources Inc
      549,700
     43,400 PacifiCorp
      889,700
     61,000 Pacific Gas & Electric Co
    1,281,000
     32,800 Peco Energy Co
      828,200
     12,900 Pinnacle West Capital Corp
      409,575
      7,500 Portland General Corp
      315,000
     17,500 Potomac Electric Power Co
      450,625
      9,600 Public Service Company of Colorado
      373,200
      6,100 Public Service Company of New Mexico
      119,713
     35,200 Public Service Enterprise Group Inc
      959,200
      9,400 Puget Sound Power & Light Co
      225,600
     15,550 Scana Corp
      415,963
     99,300 Southern Co
    2,246,663
      6,000 Southwestern Public Service Co
      212,250
     17,300 Teco Energy Inc
      417,363
     33,100 Texas Utilities Co
    1,348,825
     31,800 Unicom Corp
      862,575
     15,100 Union Electric Co
      581,350
      7,700 Utilicorp United Inc
      207,900
      4,500 WPL Holdings Inc
      126,563
     16,400 Wisconsin Energy Corp
      440,750

  $33,480,975

ELECTRONICS - HIGH TECH --- 13.8%
     32,380 AMP Inc
    1,242,583
      8,500 AST Research Inc*
       35,590
     10,600 Adobe Systems Inc
      396,175
     20,100 Advanced Micro Devices Inc*
      517,575
      2,100 Advanced Technology                  Laboratories Inc*
      65,100
     17,900 Amdahl Corp*
      217,038
     13,900 American Power Conversion Corp*
      378,775
      4,750 Ametek Inc
      105,688
     17,525 Analog Devices Inc*
      593,659
      8,925 Andrew Corp*
      473,578
     18,300 Apple Computer Inc*
      382,013
     26,500 Applied Materials Inc*
      952,331
     14,500 Atmel Corp*
      480,313
      6,400 Avnet Inc
      372,800
      4,300 Beckman Instruments Inc
      165,013
     12,900 Black & Decker Corp
      388,613
     26,230 Boston Scientific Corp*
    1,573,800
      4,300 Briggs & Stratton Corp
      189,200
      9,600 Cirrus Logic Inc*
      148,800
     95,700 Cisco Systems Inc*
    6,088,913
     39,900 Compaq Computer Corp*
    2,962,575
     11,900 Cypress Semiconductor Corp*
      168,088
     17,300 DSC Communications Corp*
      309,238
      5,800 Data General Corp*
       84,100
     26,600 Dell Computer Corp*
    1,413,125
      4,000 Dentsply International Inc
      190,000
      6,775 Diebold Inc
      425,978
     22,800 Digital Equipment Corp*
      829,350
     49,400 Eastman Kodak Co
    3,964,350
     33,100 Emerson Electric Co
    3,202,425
      3,200 Exabyte Corp*
       42,800
      6,733 Federal Signal Corp
      174,216
    242,700 General Electric Co
   23,996,963
     20,200 General Instrument Corp*
      436,825
    111,500 General Motors Corp Class H
    6,216,125
      7,400 General Signal Corp
      316,350
      5,700 Harris Corp
      391,163
    150,026 Hewlett-Packard Co
    7,538,807
     18,700 Honeywell Inc
    1,229,525
      9,700 Hubbell Inc Class B
      419,525
      6,290 Imation Corp*
      176,906
     11,500 Integrated Device Technology Inc*
      156,688
    121,000 Intel Corp
   15,843,377
      6,900 Intergraph Corp*
       70,725
     76,300 International Business Machines Corp
   11,521,300
     18,500 International Game Technology
      337,625
      6,100 Johnson Controls Inc
      505,538
      5,200 Keystone International Inc
      104,650
     19,000 LSI Logic Corp*
      508,250
     11,000 Linear Technology Corp
      482,625
      6,900 Litton Industries Inc*
      328,613
      3,800 Magnetek Inc*
       48,925
      9,325 Mark IV Industries Inc
      210,978
      9,100 Maxim Integrated Products Inc*
      393,575
     14,900 Maytag Corp
      294,275
      2,400 Measurex Corp
       57,600
      9,400 Mentor Graphics Corp*
       91,650
     30,800 Micron Technology Inc
      897,050
     14,862 Molex Inc
      581,476
     87,400 Motorola Inc
    5,364,175
     20,400 National Semiconductor Corp*
      497,250
     38,100 Northern Telecom Ltd
    2,357,438
     50,700 Novell Inc*
      480,028
      3,000 OEA Inc
      137,250
      7,600 Octel Communications Corp*
      133,000
      6,400 Perkin-Elmer Corp
      376,800
      6,700 Polaroid Corp
      291,450
      8,500 Quantum Corp*
      243,313
     34,800 Raytheon Co
    1,674,750
     11,400 Scientific-Atlanta Inc
      171,000
     37,040 Seagate Technology Inc*
    1,463,080
     10,850 Sensormatic Electronics Corp
      181,738
      4,950 Sequent Computer Systems Inc*
       87,863
     25,800 Silicon Graphics Inc*
      657,900
      8,300 Solectron Corp*
      443,013
     11,100 Sterling Commerce Inc*
      391,275
      8,500 Storage Technology Corp*
      404,813
      3,500 Stratus Computer Inc*
       95,375
     54,200 Sun Microsystems Inc*
    1,392,235
      3,800 Symbol Technologies Inc*
      168,150
     17,400 Tandem Computers Inc*
      239,250
      4,800 Tektronix Inc
      246,000
      2,700 Teleflex Inc
      140,738
     26,400 Tellabs Inc*
      993,300
     12,300 Teradyne Inc*
      299,813
     28,000 Texas Instruments Inc
    1,785,000
     22,025 Thermo Electron Corp
      908,531
      7,800 Thomas & Betts Corp
      346,125
     13,000 US Robotics Corp*
      936,000
     25,800 Unisys Corp*
      174,150
      4,600 Varian Associates Inc
      234,025
      9,010 Vishay Intertechnology Inc*
      210,609
      7,800 WW Grainger Inc
      625,950
     11,000 Whirlpool Corp
      512,875
     47,900 Xerox Corp
    2,520,738
     10,800 Xilinx Inc*
      397,570
      6,400 York International Corp
      357,600

 $129,631,081

ENVIRONMENTAL SERVICES --- 0.5%
     31,300 Browning-Ferris Industries Inc
      821,625
     46,300 Laidlaw Inc Class B
      532,450
      7,300 Ogden Corp
      136,875
      5,200 Rollins Inc
      104,000
      8,600 Safety-Kleen Corp
      140,825
     20,400 USA Waste Services Inc*
      650,250
     71,500 WMX Technologies Inc
    2,332,688

   $4,718,713

FORESTRY --- 0.5%
      7,100 Boise Cascade Corp
      225,425
      3,400 Chesapeake Corp
      106,675
     13,500 Georgia-Pacific Corp
      972,000
     44,284 International Paper Co
    1,787,967
      7,600 Longview Fibre Co
      139,650
     16,000 Louisiana-Pacific Corp
      338,000
     29,200 Weyerhaeuser Co
    1,383,350

   $4,953,067

GAS --- 1.1%
      8,200 AGL Resources Inc
      173,225
      7,300 Brooklyn Union Gas Co
      219,913
      8,100 Columbia Gas System Inc
      515,363
     14,000 Consolidated Natural Gas Co
      773,500
      3,000 Eastern Enterprises
      106,125
      8,084 El Paso Energy Corp
      408,257
     37,500 Enron Corp
    1,617,188
      3,300 Indiana Energy Inc
       80,438
      9,900 MCN Corp
      285,863
      5,600 National Fuel Gas Co
      231,000
      7,300 Nicor Inc
      260,975
     20,200 NorAm Energy Corp
      310,575
      4,000 OneOk Inc
      120,000
     12,500 Pacific Enterprises
      379,688
     22,300 Panenergy Corp
    1,003,500
      5,200 Peoples Energy Corp
      176,150
      6,000 Questar Corp
      220,500
      9,200 Seagull Energy Corp*
      202,400
     12,700 Sonat Inc
      654,050
     25,200 Tenneco Inc
    1,137,150
      6,500 Valero Energy Corp
      186,063
      6,400 Washington Gas Light Co
      144,800
     23,100 Williams Companies Inc
      866,250

  $10,072,973

HIGHWAYS --- 0.1%
      3,900 Arnold Industries Inc
       61,913
      6,500 Consolidated Freightways Inc
      144,625
     12,100 Ryder System Inc
      340,313

     $546,851

HOLDING & INVEST. OFFICES --- 0.9%
     64,696 Chase Manhattan Corp
    5,774,118
     25,200 Cognizant Corp*
      831,600
     18,000 Hibernia Corp
      238,500
      8,700 MGIC Investment Corp
      661,200
      8,100 Republic New York Corp
      661,163
     13,700 Summit Bancorp
      599,375

   $8,765,956

INDEPENDENT POWER PROD --- 0.0%
      9,400 Calenergy Inc*
      316,075

     $316,075

INDUSTRIAL SERVICES --- 4.9%
      8,366 AC Nielsen Corp*
      126,536
      6,400 Altera Corp*
      465,197
     13,900 America Online Inc*
      462,175
      7,500 Arrow Electronics Inc*
      401,250
      6,700 Autodesk Inc
      187,600
     42,800 Automatic Data Processing Inc
    1,835,050
     14,900 BMC Software Inc*
      616,488
     12,125 Cadence Design Systems Inc*
      481,969
     10,200 Ceridian Corp*
      413,100
      7,000 Cintas Corp
      411,250
      7,450 Comdisco Inc
      236,538
     53,750 Computer Associates International Inc
    2,674,063
     11,200 Computer Sciences Corp*
      919,800
      6,300 Compuware Corp*
      315,788
     12,100 Deluxe Corp
      396,275
     25,100 Dun & Bradstreet Corp
      596,125
      7,000 EG&G Inc
      140,875
      7,900 Electronic Arts Inc*
      236,502
     22,300 Equifax Inc
      682,938
     65,994 First Data Corp
    2,408,781
      6,650 Fiserv Inc*
      244,388
     12,300 Fluor Corp
      771,825
      6,000 Foster Wheeler Corp
      222,750
      6,400 Gtech Holdings Corp*
      204,800
      4,100 Information Resources Inc*
       57,400
     22,100 Informix Corp*
      450,288
     12,000 Interpublic Group of Companies Inc
      570,000
      3,800 Jacobs Engineering Group Inc*
       89,775
      5,650 Kelly Services Inc Class A
      152,550
     93,873 Lucent Technologies Inc
    4,341,626
     12,100 Manpower Inc
      393,250
     10,500 Medaphis Corp*
      117,464
    176,200 Microsoft Corp*
   14,558,525
      7,000 National Service Industries Inc
      261,625
     11,750 Olsten Corp
      177,719
     11,900 Omnicom Group Inc
      544,425
     96,950 Oracle Systems Corp*
    4,047,663
      5,100 PHH Corp
      219,300
     18,700 Parametric Technology Corp*
      960,713
     10,575 Paychex Inc
      543,946
     21,900 Pitney Bowes Inc
    1,193,550
      2,700 Policy Management Systems Corp*
      124,538
     11,900 Reynolds & Reynolds Co Class A
      309,400
      3,500 Shared Medical Systems Corp
      172,375
      8,200 Sothebys Holdings Inc Class A Ltd (vtg)
      152,725
      4,200 Standard Register Co
      136,500
      4,900 Structural Dynamics Research Corp*
       98,000
      8,050 Symantec Corp*
      116,725
      6,700 Wallace Computer Services Inc
      231,150
      7,900 Western Atlas Inc*
      559,913

  $46,033,208

INSURANCE --- 4.2%
     16,000 AON Corp
      994,000
     22,252 Aetna Inc
    1,780,160
     20,512 Aflac Inc
      876,888
      6,600 Alexander & Alexander Services Inc
      114,675
     65,520 Allstate Corp
    3,791,970
      9,000 American Financial Group Inc
      339,750
     30,000 American General Corp
    1,226,250
     69,250 American International Group Inc
    7,496,313
     25,700 Chubb Capital Corp
    1,381,375
     11,200 Cigna Corp
    1,530,200
      8,700 Foundation Health Corp*
      276,225
     12,200 General Re Corp
    1,924,550
      3,000 Hartford Steam Boiler Inspection & Insurance Co
      139,125
      9,400 Healthsource Inc*
      123,375
     17,300 ITT Hartford Group Inc
    1,167,750
     10,500 Jefferson-Pilot Corp
      594,563
     15,400 Lincoln National Corp
      808,500
     17,000 Loews Corp
    1,602,250
      6,400 MBIA Inc
      648,000
     10,600 Marsh & McLennan Companies Inc
    1,102,400
     10,550 Progressive Corp
      710,806
      6,700 Provident Companies Inc
      324,113
     13,800 Providian Corp
      708,975
     18,600 SafeCo Corp
      733,528
     12,300 St Paul Companies Inc
      721,088
     17,600 SunAmerica Inc
      781,000
      5,200 The PMI Group Inc
      287,950
     10,500 Torchmark Corp
      530,250
      9,750 TransAmerica Corp
      770,250
      3,400 Transatlantic Holdings Inc
      273,700
     94,465 Travelers Group Inc
    4,286,349
     17,300 USF&G Corp
      361,138
      5,050 USLife Corp
      167,913
     10,800 Unum Corp
      780,300
      8,042 Value Health Inc*
      156,819

  $39,512,498

MFTG - CONSUMER PRODS. --- 11.0%
      5,600 Adolph Coors Co Class B
      106,400
      4,100 Alberto-Culver Co Class B
      196,800
     25,100 American Brands Inc
    1,245,588
     11,000 American Greetings Corp Class A
      312,125
     73,600 Anheuser-Busch Companies Inc
    2,944,000
     80,183 Archer-Daniels-Midland Co
    1,764,026
     19,600 Avon Products Inc
    1,119,650
      4,600 Banta Corp
      105,225
     10,100 Bed Bath & Beyond Inc*
      244,925
     10,200 Brown-Forman Corp Class B
      466,650
     14,500 Brunswick Corp
      348,000
      9,200 Burlington Industries Inc*
      101,200
     21,300 CPC International Inc
    1,650,750
     10,700 Callaway Golf Co
      307,625
     34,500 Campbell Soup Co
    2,768,625
      2,900 Church & Dwight Inc
       66,338
    366,900 Coca-Cola Co
   19,308,113
     18,500 Coca-Cola Enterprises Inc
      897,250
     21,700 Colgate-Palmolive Co
    2,001,825
     35,700 ConAgra Inc
    1,776,075
      6,100 Dean Foods Co
      196,725
     14,100 Dial Corp
      207,975
     14,200 Dow Jones & Company Inc
      481,025
      2,000 Dreyer's Grand Ice Cream Inc
       58,000
     11,500 Eastman Chemical Co
      635,375
      8,650 Flowers Industries Inc
      185,975
     11,300 Fruit of the Loom Inc Class A*
      427,988
     23,300 General Mills Inc
    1,476,638
      2,400 Gibson Greetings Inc*
       47,100
     65,800 Gillette Co
    5,115,950
      3,700 Golden Books Family                  Entertainment
Inc.*      41,163
     54,300 HJ Heinz Co
    1,941,225
      4,400 HON Industries Inc
      145,200
     10,700 Harcourt General Inc
      493,538
     12,700 Hasbro Inc
      493,713
      3,600 Herman Miller Inc
      203,850
     22,600 Hershey Foods Corp
      988,750
     11,300 Hormel Foods Corp
      305,100
      2,200 Houghton Mifflin Co
      124,575
     14,300 IBP Inc
      346,775
     16,300 International Flavors & Fragrances Inc
      733,500
      2,600 International Multifoods Corp
       47,125
      4,300 JM Smucker Co Class A
       75,788
      4,600 John H Harland Co
      151,800
      7,700 Jones Apparel Group Inc*
      287,788
      5,700 Jostens Inc
      120,413
     31,100 Kellogg Co
    2,040,938
     14,100 Knight-Ridder Inc
      539,325
      4,399 Lancaster Colony Corp
      202,354
      4,400 Lance Inc
       79,200
      4,900 Land's End Inc*
      129,850
      6,900 Lee Enterprises Inc
      160,425
     13,500 Leggett & Platt Inc
      467,438
     10,700 Liz Claiborne Inc
      413,288
     23,700 Masco Corp
      853,200
     40,141 Mattel Inc
    1,113,913
     11,900 McCormick & Company Inc (nonvtg)
      280,388
     14,700 McGraw-Hill Companies Inc
      678,038
      3,900 Media General Inc Class A
      117,975
      4,000 Meredith Corp
      211,000
      2,800 Michael Foods Inc
       35,700
      1,100 National Presto Industries Inc
       41,113
     14,370 New York Times Co Class A
      546,060
     23,400 Newell Co
      737,100
      5,300 Nine West Group Inc*
      245,788
    229,100 Pepsico Inc
    6,701,175
    120,100 Philip Morris Companies Inc
   13,526,263
     12,100 Pioneer Hi-Bred International Inc
      847,000
     20,000 Quaker Oats Co
      762,500
     22,500 RR Donnelley & Sons Co
      705,938
     15,600 Ralston-Ralston Purina Group
    1,144,650
     22,100 Rubbermaid Inc
      502,775
      5,600 Russell Corp
      166,600
     71,300 Sara Lee Corp
    2,655,925
      3,900 Savannah Foods & Industries Inc
       52,650
      2,400 Scholastic Corp*
      161,400
     55,000 Seagram Company Ltd
    2,131,250
     20,000 Shaw Industries Inc
      235,000
      3,000 Springs Industries Inc Class A
      129,000
      7,300 Stride Rite Corp
       73,000
     14,600 The Times Mirror Co Class A
      726,350
      5,100 Tiffany & Co
      186,788
      9,100 Tribune Co
      717,763
      9,200 Tupperware Corporation
      493,350
     21,400 Tyson Foods Inc Class A
      732,950
     27,600 UST Inc
      893,550
      8,700 Unifi Inc
      279,488
     23,600 Unilever NV ADR
    4,135,900
      5,200 Universal Corp
      167,050
      3,800 Universal Foods Corp
      133,950
      9,400 VF Corp
      634,500
     14,000 Viad Corp
      231,000
      7,700 Warnaco Group Inc Class A
      228,113
      1,600 Washington Post Co Class B
      536,200
      8,200 Willamette Industries Inc
      570,925
     17,100 Wm Wrigley Jr Co
      961,875

 $103,382,215

MFTG - INDUSTRIAL PRODS --- 11.7%
     25,600 3Com Corp*
    1,878,400
      5,575 A Schulman Inc
      136,588
      2,400 AT Cross Co Class A
       27,900
    114,600 Abbott Laboratories
    5,815,950
     16,400 Air Products & Chemicals Inc
    1,133,650
     10,000 Airgas Inc*
      220,000
      4,500 Albany International Corp Class A
      104,063
      8,350 Albemarle Corp
      151,344
     33,400 Alcan Aluminium Ltd
    1,123,075
     25,750 Allegheny Teledyne Inc
      592,250
     25,600 Aluminum Company of America
    1,632,000
     12,500 Alza Corp*
      323,438
     94,200 American Home Products Corp
    5,522,475
     15,600 Armco Inc*
       64,350
      6,100 Armstrong World Industries Inc
      423,950
      3,300 Arvin Industries Inc
       81,675
      4,500 Ball Corp
      117,000
     28,563 Bay Networks Inc*
      596,253
      7,700 Bemis Company Inc
      283,938
     16,450 Bethlehem Steel Corp*
      148,050
      4,100 Betz Laboratories Inc
      239,850
      5,500 Bowater Inc
      206,938
      2,400 Brush Wellman Inc
       39,300
     10,500 Cabot Corp
      263,813
      5,900 Calgon Carbon Corp
       72,275
      2,200 Carlisle Companies Inc
      133,100
      2,500 Carpenter Technology Corp
       91,563
     10,800 Case Corp
      588,600
     28,300 Caterpillar Inc
    2,129,575
     10,200 Centocor Inc*
      364,650
     14,100 Champion International Corp
      609,825
     25,100 Chiron Corp*
      467,488
      5,850 Cincinnati Milacron Inc
      127,969
      7,600 Clorox Co
      762,850
      6,600 Consolidated Papers Inc
      324,225
     15,900 Cooper Industries Inc
      669,788
     12,300 Cooper Tire & Rubber Co
      242,925
     33,900 Corning Inc
    1,567,875
      6,800 Crane Co
      197,200
     10,700 Crompton & Knowles Corp
      205,975
     18,900 Crown Cork & Seal Company Inc
    1,027,688
      7,000 Cytec Industries Inc*
      284,375
      8,600 Danaher Corp
      400,975
     38,100 Deere & Co
    1,547,813
      3,500 Dexter Corp
      111,563
     16,700 Dover Corp
      839,175
     36,000 Dow Chemical Co
    2,821,500
      3,600 Duriron Company Inc
       97,650
     83,000 EI DuPont De Nemours & Co
    7,833,125
     34,300 EMC Corp*
    1,136,188
      9,500 Ecolab Inc
      357,438
     21,200 Engelhard Corp
      405,450
     17,400 Ethyl Corp
      167,475
      5,500 FMC Corp*
      385,688
      3,900 Ferro Corp
      110,663
      6,100 First Brands Corp
      173,088
      5,100 Georgia Gulf Corp
      137,063
     22,900 Goodyear Tire & Rubber Co
    1,176,488
      3,100 Goulds Pumps Inc
       71,105
      9,300 Great Lakes Chemical Corp
      434,775
      2,100 HB Fuller Co
       98,700
      7,250 Harnischfeger Industries Inc
      348,906
      3,700 Harsco Corp
      253,450
     15,100 Hercules Inc
      653,075
     13,600 IMC Global Inc
      532,100
     17,400 ITT Industries Inc
      426,300
     18,300 Illinois Tool Works Inc
    1,461,713
     16,100 Ingersoll-Rand Co
      716,450
      7,200 Inland Steel Industries Inc
      144,000
     12,700 James River Corporation of Virginia
      420,688
      2,400 Kaydon Corp
      113,100
      3,900 Kennametal Inc
      151,613
     41,690 Kimberly-Clark Corp
    3,970,973
      6,600 Lawter International Inc
       83,325
      8,800 Lubrizol Corp
      272,800
      2,200 Lukens Inc
       44,275
     11,800 Lyondell Petrochemical Co
      259,600
      7,600 MA Hanna Co
      166,250
     10,900 Mallinckrodt Inc
      480,963
      7,700 Mead Corp
      447,563
      6,400 Millipore Corp
      264,800
      3,300 Minerals Technologies Inc
      135,300
     61,600 Minnesota Mining & Manufacturing Co
    5,105,100
      4,400 Modine Manufacturing Co
      117,700
     86,700 Monsanto Co
    3,370,463
     14,700 Moore Corporation Ltd
      299,513
     21,000 Morton International Inc
      855,750
     17,900 Mylan Laboratories Inc
      299,825
      1,100 NCH Corp
       66,275
      1,300 Nacco Industries Inc Class A
       69,550
      9,900 Nalco Chemical Co
      357,638
      2,600 Nordson Corp
      165,750
     12,900 Nucor Corp
      657,900
      7,400 Olin Corp
      278,425
      3,800 Oregon Steel Mills Inc
       63,650
      6,300 PH Glatfelter Co
      113,400
     27,000 PPG Industries Inc
    1,515,375
     16,900 Pall Corp
      430,950
     10,950 Parker Hannifin Corp
      424,313
      5,500 Pentair Inc
      177,375
     11,200 Perrigo Co*
      102,200
     95,000 Pfizer Inc
    7,873,125
     74,960 Pharmacia & Upjohn Inc
    2,970,290
      4,300 Potlatch Corp
      184,900
     23,100 Praxair Inc
    1,065,488
      3,550 Precision Castparts Corp
      176,169
      3,500 RP Scherer Corp*
      175,875
     11,425 RPM Inc (Ohio)
      194,225
      6,600 Raychem Corp
      528,825
      9,400 Reynolds Metals Co
      529,925
     32,200 Rockwell Intl
    1,960,175
      9,600 Rohm & Haas Co
      783,600
     54,500 Schering-Plough Corp
    3,528,875
      6,300 Sealed Air Corp*
      262,238
      1,500 Sequa Corp Class A*
       58,875
     12,700 Sherwin-Williams Co
      711,200
      7,400 Sigma Aldrich Corp
      462,034
      9,000 Snap-On Inc
      320,625
     13,370 Sonoco Products Co
      345,949
      3,200 Southdown Inc
       99,600
      4,900 Stewart & Stevenson Services Inc
      142,713
     14,600 Stone Container Corp
      217,175
      5,400 Tambrands Inc
      220,725
      3,200 Tecumseh Products Co Class A
      183,600
      8,200 Temple-Inland Inc
      443,825
      7,900 The BF Goodrich Co
      319,950
     13,100 The Stanley Works
      353,700
      4,600 The Timken Co
      211,025
      6,300 Trinity Industries Inc
      236,250
      4,200 Trinova Corp
      152,775
     23,100 Tyco International Ltd
    1,221,413
     42,400 USX-Marathon Group
    1,012,300
     12,400 USX-US Steel Group
      389,050
     10,300 Union Camp Corp
      491,825
     19,000 Union Carbide Corp
      776,625
      4,600 Varco International Inc*
      106,375
      3,700 Verifone Inc*
      109,150
     13,100 WR Grace & Co
      677,925
     40,000 Warner-Lambert Co
    3,000,000
      5,400 Watson Pharmaceuticals Inc*
      242,660
      4,100 Watts Industries Inc Class A
       97,888
      5,391 Wausau Paper Mills Co
       99,734
      4,900 Wellman Inc
       83,913
     15,050 Westvaco Corp
      432,688
      8,400 Witco Corp
      256,200
     13,350 Worthington Industries Inc
      241,969

 $109,071,960

MINING --- 0.8%
      8,100 Alumax Inc*
      270,338
      6,300 Asarco Inc
      156,713
     52,616 Barrick Gold Corp
    1,512,710
     33,000 Battle Mountain Gold Co
      226,875
      3,400 Calmat Co
       63,750
      1,700 Cleveland-Cliffs Inc
       77,138
     13,700 Cyprus Amax Minerals Co
      320,238
     20,500 Echo Bay Mines Ltd
      135,813
     28,694 Freeport-McMoran Copper & Gold Inc Class B
      857,233
     21,600 Homestake Mining Co
      307,800
     24,850 Inco Ltd
      792,094
      1,300 Maxxam Inc*
       61,913
     14,656 Newmont Mining Corp
      655,856
      9,600 Phelps Dodge Corp
      648,000
     35,300 Placer Dome Inc
      767,775
     19,360 Santa Fe Pacific Gold Corp
      297,660
      5,100 Vulcan Materials Co
      310,463

   $7,462,369

OIL & GAS --- 8.7%
     13,700 Amerada Hess Corp
      792,888
     73,300 Amoco Corp
    5,900,650
      8,800 Anadarko Petroleum Corp
      569,800
     13,250 Apache Corp
      468,719
      9,500 Ashland Inc
      416,813
     23,700 Atlantic Richfield Co
    3,140,250
      5,600 BJ Services Company USA*
      285,600
     21,300 Baker Hughes Inc
      734,850
     18,400 Burlington Resources Inc
      926,900
     96,200 Chevron Corp
    6,253,000
     15,500 Coastal Corp
      757,563
     26,250 Dresser Industries Inc
      813,750
     10,400 Ensco International Inc*
      504,400
     10,300 Enserch Corp
      236,900
    183,100 Exxon Corp
   17,943,800
      5,050 Giddings & Lewis Inc
       65,019
     24,900 Global Marine Inc*
      513,563
     18,500 Halliburton Co
    1,114,625
      3,700 Helmerich & Payne Inc
      192,863
      7,200 Kerr-McGee Corp
      518,400
      5,050 Lousiana Land & Exploration Co
      270,806
      8,400 Mapco Inc
      285,600
      8,000 McDermott International Inc
      133,000
     58,100 Mobil Corp
    7,102,725
      6,600 Murphy Oil Corp
      367,125
     12,750 Nabors Industries Inc*
      245,438
      8,400 Noble Affiliates Inc
      402,150
     48,500 Occidental Petroleum Corp
    1,133,688
     15,400 Oryx Energy Co*
      381,150
      5,300 Parker & Parsley Petroleum Co
      194,775
      9,600 Parker Drilling Co*
       92,400
      6,900 Pennzoil Co
      389,850
     38,800 Phillips Petroleum Co
    1,716,900
      5,250 Quaker State Corp
       74,156
     14,500 Ranger Oil Ltd
      143,188
     12,600 Rowan Companies Inc*
      285,075
     79,000 Royal Dutch Petroleum Co ADR
   13,489,250
     13,300 Santa Fe Energy Resources Inc*
      184,538
     36,300 Schlumberger Ltd
    3,625,463
      5,900 Smith International Inc*
      264,763
     10,900 Sun Company Inc
      265,688
     39,000 Texaco Inc
    3,826,875
      6,400 Tosco Corp
      506,400
      7,600 Transocean Offshore Inc
      475,950
     10,986 Ultramar Diamond Shamrock Corp
      347,432
     36,866 Union Pacific Resources Group Inc
    1,078,331
     36,900 UnoCal Corp
    1,499,063
      7,726 Weatherford Enterra Inc*
      231,780

  $81,163,912

OTHER ASSET-BACKED --- 0.1%
     20,300 Green Tree Financial Corp
      784,088
     14,175 Southtrust Corp
      494,353

   $1,278,441

OTHER TRANS. SERVICES --- 0.2%
      3,800 APL Ltd
       89,775
      6,700 Alexander & Baldwin Inc
      167,500
      5,800 Caliber System Inc
      111,650
     16,800 Federal Express Corp*
      747,600
      3,000 GATX Corp
      145,500
      5,600 JB Hunt Transport Services Inc
       78,400
      5,300 Overseas Shipholding Group Inc
       90,100
      9,100 Tidewater Inc
      411,775

   $1,842,300

RAILROADS --- 0.9%
     22,600 Burlington Northern Santa Fe
    1,952,075
     32,000 CSX Corp
    1,352,000
     11,900 Conrail Inc
    1,185,538
      9,050 Illinois Central Corp Class A
      289,600
      5,500 Kansas City Southern Industries Inc
      247,500
     18,500 Norfolk Southern Corp
    1,618,750
     36,100 Union Pacific Corp
    2,170,513

   $8,815,976

REAL ESTATE --- 0.0%
        953 Echelon International Corp*
       14,891

      $14,891

RETAIL TRADE --- 5.1%
     37,200 Albertson's Inc
    1,325,250
     21,500 American Stores Co
      878,813
      3,800 AnnTaylor Stores Corp*
       66,500
     24,300 Autozone Inc*
      668,250
      6,300 Best Buy Inc*
       66,938
      6,200 Bob Evans Farms Inc
       83,700
     11,400 Brinker International Inc*
      182,400
      6,600 Buffets Inc*
       60,225
     15,400 Charming Shoppes Inc*
       77,955
     14,400 Circuit City Stores Inc
      433,800
      7,025 Claire's Stores Inc
       91,325
      9,875 Consolidated Stores Corp*
      318,469
      8,900 Cracker Barrel Old Country Store Inc
      225,838
     23,100 Darden Restaurants Inc
      202,125
     32,000 Dayton Hudson Corp
    1,256,000
     16,700 Dillard Department Stores Inc Class A
      515,613
     10,782 Dollar General Corp
      345,024
      3,800 Donaldson Company Inc
      127,300
      4,000 Duty Free International Inc
       58,000
      8,400 Family Dollar Stores Inc
      171,150
      5,600 Fastenal Co
      256,200
     30,600 Federated Department Stores Inc*
    1,044,225
      6,800 Fingerhut Companies Inc
       83,300
      4,500 Fred Meyer Inc*
      159,750
     42,100 Gap Inc
    1,268,263
      4,900 Gencorp Inc
       88,813
     17,750 Genuine Parts Co
      789,875
      8,800 Giant Food Inc Class A
      303,600
      5,600 Great Atlantic & Pacific Tea             Company Inc
      178,500
      3,200 Hancock Fabrics Inc
       33,200
      6,200 Hannaford Brothers Co
      210,800
      7,125 Heilig-Meyers Co
      115,781
     70,800 Home Depot Inc
    3,548,850
      5,100 Intelligent Electronics Inc*
       40,800
      3,300 International Dairy Queen Inc Class A*
       66,000
     34,000 JC Penney & Company Inc
    1,657,500
     71,300 K Mart Corp*
      739,738
     10,900 Kohls Corp*
      427,825
     18,550 Kroger Co*
      862,575
     40,000 Limited Inc
      735,000
      6,000 Lone Star Steakhouse & Saloon Inc*
      160,500
      2,900 Longs Drug Stores Corp
      142,463
     25,500 Lowe's Companies Inc
      905,250
      3,800 MacFrugal's Bargains-Close-Outs Inc*
       99,275
     37,100 May Department Stores Co
    1,734,425
    102,900 McDonald's Corp
    4,656,225
      5,400 Mercantile Stores Company Inc
      266,625
      5,100 Micro Warehouse Inc*
       59,925
     12,000 Nordstrom Inc
      425,244
     23,125 Office Depot Inc*
      410,469
     18,150 Officemax Inc*
      192,844
      7,100 Outback Steakhouse Inc*
      189,925
      7,600 Owens Corning
      323,950
      5,916 Payless Shoesource Inc*
      221,850
      9,200 Pep Boys - Manny Moe & Jack
      282,900
     10,100 Revco DS Inc*
      373,700
     18,100 Rite Aid Corp
      719,475
      6,800 Ruddick Corp
       95,200
      3,050 Sbarro Inc
       77,775
     57,700 Sears Roebuck & Co
    2,661,413
     14,600 Service Merchandise Co Inc*
       62,050
     23,670 Staples Inc*
      427,528
     11,500 TJX Companies Inc
      544,813
      8,700 Tandy Corp
      382,800
     40,400 Toys R Us Inc*
    1,212,000
     12,300 Viking Office Products Inc*
      328,250
      6,400 Vons Companies Inc*
      383,200
      4,800 Waban Inc*
      124,800
    338,200 Wal-Mart Stores Inc
    7,736,325
     36,300 Walgreen Co
    1,452,000
     19,100 Wendy's International Inc
      391,550
     22,300 Winn-Dixie Stores Inc
      705,238
     19,700 Woolworth Corp*
      430,938

  $47,946,195

SECURITIES & COMMODITIES --- 0.9%
      9,350 AG Edwards Inc
      314,394
     17,089 Bear Stearns Companies Inc
      476,356
     25,850 Charles Schwab & Company Inc
      827,200
     23,703 Dean Witter Discover & Co
    1,570,324
     12,050 Franklin Resources Inc
      823,919
     24,300 Merrill Lynch & Co Inc
    1,980,450
     22,500 Morgan Stanley Group Inc
    1,285,313
     13,700 Paine Webber Group Inc
      385,313
     16,100 Salomon Inc
      758,713
      8,400 T Rowe Price & Associates Inc
      365,400

   $8,787,382

TELEPHONE --- 4.0%
     19,200 ADC Telecommunications Inc*
      597,600
      5,400 Aliant Communications Inc
       91,800
     28,000 Alltel Corp
      878,500
     81,000 Ameritech Corp
    4,910,625
     64,500 Bell Atlantic Corp
    4,176,375
    146,500 Bellsouth Corp
    5,914,938
      8,800 Century Telephone Enterprises Inc
      271,700
     24,100 Frontier Corp
      545,263
    142,000 GTE Corp
    6,461,000
    101,000 MCI Communications Corp
    3,301,387
     64,900 Nynex Corp
    3,123,313
     89,000 SBC Communications Inc
    4,605,750
      9,700 Southern New England Telecommunications Corp
      377,088
     63,450 Sprint Corp
    2,530,069

  $37,785,408

TRANSPORTATION EQUIPMENT --- 3.4%
     41,700 Allied-Signal Inc
    2,793,900
    107,400 Chrysler Corp
    3,544,200
      5,800 Cummins Engine Company Inc
      266,800
     15,000 Dana Corp
      489,375
     11,400 Eaton Corp
      795,150
      9,100 Echlin Inc
      287,788
      5,200 Federal-Mogul Corp
      114,400
      5,200 Fleetwood Enterprises Inc
      143,000
    174,800 Ford Motor Co
    5,571,750
      9,300 General Dynamics Corp
      655,650
     11,200 Harley-Davidson Inc
      526,400
     28,441 Lockheed Martin Corp
    2,602,352
     31,600 McDonnell Douglas Corp
    2,022,400
     11,090 Navistar International Corp*
      101,196
      5,020 Newport News Shipbuilding Inc*
       75,300
      8,500 Northrop Grumman Corp
      703,375
      5,720 Paccar Inc
      388,960
      3,300 Rohr Inc*
       74,663
      8,900 Sundstrand Corp
      378,250
      4,200 Superior Industries International Inc
       97,125
     19,000 TRW Inc
      940,500
     12,200 Textron Inc
    1,149,850
     52,848 The Boeing Co
    5,621,706
      2,700 Thiokol Corp
      120,825
     35,400 United Technologies Corp
    2,336,400

  $31,801,315

U.S. GOVERNMENTS --- 0.3%
     26,400 Federal Home Loan Mortgage Corp
    2,907,300

   $2,907,300

WATER --- 0.0%
     11,500 American Water Works Company Inc
      237,188

     $237,188

WHOLESALE TRADE - INDL --- 0.1%
     19,200 Alco Standard Corp
      991,200
      1,700 Lawson Products Inc
       37,188
      6,300 McKesson Corp
      352,800

   $1,381,188

WHOLESALE TRADE -CONSUMER --- 1.9%
     15,400 Avery Dennison Corp
      544,775
      5,940 Bergen Brunswig Corp Class A
      169,290
     14,830 Cardinal Health Inc
      863,848
      5,500 Fleming Companies Inc
       94,875
     42,500 Nike Inc Class B
    2,539,375
     28,971 Price/Costco Inc*
      727,896
    100,600 Procter & Gamble Co
   10,814,500
      4,300 Rayonier Inc
      165,013
      8,200 Reebok International Ltd
      344,400
      2,700 Stanhome Inc
       71,550
      9,900 Supervalu Inc
      280,913
     26,700 Sysco Corp
      870,977

  $17,487,412

TOTAL COMMON STOCK --- 99.4%
 $930,729,790
(Cost $591,755,456)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.6%
  5,324,000 Prudential Funding Corp
    5,323,009

   $5,323,009

TOTAL SHORT-TERM INVESTMENTS --- 0.6%
   $5,323,009
(Cost $5,323,009)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%
 $936,052,799
(Cost $597,078,465)


Maxim Series Fund, Inc.

Total Return Portfolio

BONDS

CANADIAN - FEDERAL --- 6.8%
  5,425,000 Canada
    4,410,436
            Debentures
            8.000% June 1, 2023

   $4,410,436

CREDIT INSTITUTIONS --- 2.9%
  1,000,000 Associates Corporation of North America
    1,039,470
            Senior Notes
            8.800% August 1, 1998
    825,000 Fleet Financial Group Shelf 12
      840,502
            Notes
            7.250% September 1, 1999

   $1,879,972

U.S. GOVERNMENTS --- 23.9%
  4,475,000 United States of America
    4,709,938
            Treasury Notes
            7.250% August 15, 2004
  2,125,000 United States of America
    2,180,123
            Treasury Notes
            8.125% February 15, 1998
  1,600,000 United States of America
    1,676,256
            Treasury Notes
            7.875% November 15, 1999
  6,700,000 United States of America
    6,826,697
            Treasury Notes
            6.750% April 30, 2000

  $15,393,014

TOTAL BONDS --- 33.7%
  $21,683,422
(Cost $21,391,738)

COMMON STOCK

COMMUNICATIONS --- 2.0%
     15,600 Jacor Communications Inc Class A*
      427,050
     43,500 Westinghouse Electric Corp
      864,563

   $1,291,613

CONSUMER SERVICES --- 6.9%
     27,500 ADT Ltd (Bermuda Reg)*
      629,063
     14,600 American Medical Response Inc*
      474,500
     10,600 Eli Lilly & Co
      773,800
      6,100 ITT Corp*
      264,588
     16,100 Marriott International Inc
      889,525
     28,798 MedPartners Inc*
      604,758
     29,900 Service Corporation International
      837,200

   $4,473,434

CREDIT INSTITUTIONS --- 5.7%
     18,500 American Express Co
    1,045,250
      8,300 BankAmerica Corp
      827,925
     12,000 First Bank System Inc
      819,000
     14,100 Mellon Bank Corp
    1,001,100

   $3,693,275

ELECTRONICS - HIGH TECH --- 7.2%
     15,000 Boston Scientific Corp*
      900,000
      9,100 Compaq Computer Corp*
      675,675
      7,000 Intel Corp
      916,559
     29,500 International Game Technology
      538,375
     15,700 Perkin-Elmer Corp
      924,338
     25,400 Sun Microsystems Inc*
      652,450

   $4,607,397

ENVIRONMENTAL SERVICES --- 0.4%
     19,200 Philip Environmental Inc*
      278,400

     $278,400

GAS --- 1.2%
     15,800 Pogo Producing Co
      746,550

     $746,550

HOLDING & INVEST. OFFICES --- 3.3%
      9,900 Chase Manhattan Corp
      883,575
     12,300 Equity Residential Properties Trust
      507,375
      9,300 MGIC Investment Corp
      706,800

   $2,097,750

INDEPENDENT POWER PROD --- 1.3%
     24,100 Calenergy Co Inc*
      810,363

     $810,363

INDUSTRIAL SERVICES --- 2.8%
     10,650 COREStaff Inc*
      252,267
     19,200 Fiserv Inc*
      705,600
     10,400 Microsoft Corp*
      859,300

   $1,817,167

INSURANCE --- 2.5%
     10,500 Allstate Corp
      607,688
      9,300 American International Group Inc
    1,006,725

   $1,614,413

MFTG - CONSUMER PRODS. --- 3.9%
     21,800 Anheuser-Busch Companies Inc
      872,000
     10,400 Campbell Soup Co
      834,600
     15,300 Coca-Cola Co
      805,163

   $2,511,763

MFTG - INDUSTRIAL PRODS --- 5.6%
     11,500 Aluminum Company of America
      733,125
     11,200 Kennametal Inc
      435,400
     19,000 Lear Corp*
      648,375
     12,200 Pfizer Inc
    1,011,075
     24,550 United States Filter Co*
      779,463

   $3,607,438

MINING --- 3.2%
     12,600 Newmont Mining Corp
      563,850
     10,400 Phelps Dodge Corp
      702,000
      9,200 Potash Corporation of Saskatchewan Inc
      782,000

   $2,047,850

OIL & GAS --- 9.6%
     18,100 Burlington Resources Inc
      911,788
     19,800 Coastal Corp
      967,725
     14,600 Devon Energy Corp
      507,350
     30,700 Nabors Industries Inc*
      590,975
     15,600 Newpark Resources Inc*
      581,100
      8,200 Schlumberger Ltd
      818,975
      9,400 Texaco Inc
      922,375
     14,400 Transocean Offshore Inc
      901,800

   $6,202,088

RETAIL TRADE --- 3.2%
     26,400 Federated Department Stores Inc*
      900,900
     18,900 TJ International Inc
      439,425
     18,600 Walgreen Co
      744,000

   $2,084,325

TRANSPORTATION EQUIPMENT --- 2.6%
     20,100 Chrysler Corp
      663,300
      9,600 The Boeing Co
    1,021,200

   $1,684,500

WHOLESALE TRADE -CONSUMER --- 1.1%
      6,700 Procter & Gamble Co
      720,245

     $720,245

TOTAL COMMON STOCK --- 62.5%
  $40,288,571
(Cost $31,587,753)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 3.8%
  2,447,000 Prudential Funding Corp
    2,446,545

   $2,446,545

TOTAL SHORT-TERM INVESTMENTS --- 3.8%
   $2,446,545
(Cost $2,446,545)

TOTAL TOTAL RETURN PORTFOLIO --- 100.0%
  $64,418,538
(Cost $55,426,036)


Maxim Series Fund, Inc.

U S Government Securities Portfolio

BONDS

AGENCY --- 64.5%
  3,000,000 Federal Farm Credit Bank
    2,991,900
            Medium Term Notes
            6.320% June 4, 2001
    599,438 Federal Home Loan Mortgage Corp
      608,429
            Pool #220010
            8.750% August 1, 2001
    785,482 Federal Home Loan Mortgage Corp
      861,124
            Pool #260025
            10.250% October 1, 2010
  1,000,568 Federal Home Loan Mortgage Corp
    1,085,617
            Pool #G00300
            9.500% April 1, 2025
    185,235 Federal Home Loan Mortgage Corp
      179,736
            Pool #E58355
            6.000% April 1, 2009
  1,000,000 Federal Home Loan Mortgage Corp
      993,750
            CMO Series 1714 Class E
            6.250% September 15, 2018
    105,923 Federal Home Loan Mortgage Corp
      112,215
            Pool #730105
            10.000% July 1, 2005
    217,913 Federal Home Loan Mortgage Corp
      211,444
            Pool #E55428
            6.000% January 1, 2009
  1,500,000 Federal Home Loan Mortgage Corp
    1,503,750
            Gold TBA
            7.500% December 1, 2026
    401,619 Federal Home Loan Mortgage Corp
      389,695
            Pool #G10257
            6.000% July 1, 2009
  1,666,952 Federal Home Loan Mortgage Corp
    1,617,460
            Pool #G10331
            6.000% September 1, 2009
    135,729 Federal Home Loan Mortgage Corp
      131,699
            Pool #E57977
            6.000% April 1, 2009
  1,487,884 Federal Home Loan Mortgage Corp
    1,471,145
            Pool #E00177
            6.500% December 1, 2007
    123,045 Federal Home Loan Mortgage Corp
      119,392
            Pool #E00241
            6.000% October 1, 2008
    477,558 Federal Home Loan Mortgage Corp
      463,379
            Pool #E00291
            6.000% April 1, 2009
    584,466 Federal Home Loan Mortgage Corp
      567,113
            Pool #G10205
            6.000% May 1, 2009
    214,477 Federal Home Loan Mortgage Corp
      208,109
            Pool #E58713
            6.000% May 1, 2009
    850,129 Federal Home Loan Mortgage Corp
    1,009,783
            Pool #N70016
            11.000% July 1, 2020
    789,814 Federal Home Loan Mortgage Corp
      767,384
            Pool #M70044
            6.000% March 1, 2009
  2,101,782 Federal Home Loan Mortgage Corp
    2,169,460
            Pool #G00256
            8.000% November 1, 2023
     56,493 Federal Home Loan Mortgage Corp
       59,848
            Pool #730096
            10.000% July 1, 2005
    115,152 Federal Home Loan Mortgage Corp
      111,733
            Pool #E57809
            6.000% April 1, 2009
      7,593 Federal Home Loan Mortgage Corp
        7,587
            Pool #230019
            8.500% October 1, 2006
  1,992,665 Federal National Mortgage Association
    2,007,012
            Pool #288748
            7.500% September 1, 2024
    939,859 Federal National Mortgage Association
      946,626
            Pool #288761
            7.500% October 1, 2024
    973,163 Federal National Mortgage Association
    1,018,474
            Pool #124652
            8.500% July 1, 2022
     91,859 Federal National Mortgage Association
       88,098
            Pool #050992
            6.500% March 1, 2024
    646,060 Federal National Mortgage Association
      688,893
            Pool #039271
            8.950% December 1, 2016
    924,708 Federal National Mortgage Association
      900,490
            Pool #288916
            6.500% May 1, 2011
  3,000,000 Federal National Mortgage Association
    3,004,800
            Pool #367214
            7.500% October 1, 2025
  2,000,000 Federal National Mortgage Association
    1,958,800
            TBA
            7.000% December 1, 2026
    436,278 Federal National Mortgage Association
      418,417
            Pool #249455
            6.500% April 1, 2024
    180,334 Federal National Mortgage Association
      172,725
            Pool #278431
            6.500% May 1, 2024
  1,051,140 Federal National Mortgage Association
      973,671
            CMO Series 1993-68 Class Z
            6.000% May 25, 2008
  1,989,263 Federal National Mortgage Association
    2,088,129
            Pool #335660
            8.500% June 1, 2020
    447,783 Federal National Mortgage Association
      429,450
            Pool #265868
            6.500% January 1, 2024
    527,734 Federal National Mortgage Association
      506,129
            Pool #267849
            6.500% February 1, 2024
    226,806 Federal National Mortgage Association
      217,520
            Pool #268691
            6.500% May 1, 2024
    487,552 Federal National Mortgage Association
      467,591
            Pool #274657
            6.500% April 1, 2024
    263,242 Federal National Mortgage Association
      252,465
            Pool #279255
            6.500% April 1, 2024
    486,357 Federal National Mortgage Association
      465,838
            Pool #286108
            6.500% June 1, 2024
    799,279 Federal National Mortgage Association
      766,556
            Pool #050965
            6.500% January 1, 2024
  3,379,740 Federal National Mortgage Association
    3,547,713
            Pool #303583
            8.500% April 1, 2025
  1,853,959 Federal National Mortgage Association
    1,822,071
            Pool #303450
            7.000% November 1, 2024
  1,709,847 Federal National Mortgage Association
    1,722,158
            Pool #288735
            7.500% August 1, 2024
  2,000,000 Federal National Mortgage Association
    2,001,200
            TBA
            7.000% December 1, 2011
    307,934 Federal National Mortgage Association
      295,327
            Pool #250178
            6.500% September 1, 2024
    219,071 Federal National Mortgage Association
      210,102
            Pool #025004
            6.500% April 1, 2024

  $44,612,007

U.S. GOVERNMENTS --- 26.3%
  2,000,328 Government National Mortgage Association
    2,004,128
            Pool #399917
            7.500% April 15, 2026
  6,533,766 Government National Mortgage Association
    6,401,131
            Pool #417239
            7.000% February 15, 2026
  1,376,209 Government National Mortgage Association
    1,476,397
            Pool #248357
            9.000% July 15, 2018
    156,585 Government National Mortgage Association II
      168,423
            Pool #001831
            9.500% May 20, 2022
  1,000,000 US Department of Veterans Affairs
      977,500
            Vendee Trust Series 1996-3 1E
            6.750% August 15, 2020
  2,200,000 US Department of Veterans Affairs
    2,239,160
            Vendee Trust Series 1995-3 1C
            7.250% July 15, 2014
  2,492,000 US Department of Veterans Affairs
    2,461,598
            Vendee Trust Series 1996-1 1D
            6.750% October 15, 2016
  2,500,000 United States of America
    2,502,350
            Treasury Notes
            6.250% October 31, 2001

  $18,230,687

TOTAL BONDS --- 90.8%
  $62,842,694
(Cost $61,436,136)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 4.9%
  2,500,000 Ford Motor Credit Co
    2,494,462
    882,000 Prudential Funding Corp
      881,836

   $3,376,298

SECURITIES & COMMODITIES --- 4.3%
  3,000,000 Morgan Stanley Group Inc
    2,994,117

   $2,994,117

TOTAL SHORT-TERM INVESTMENTS --- 9.2%
   $6,370,415
(Cost $6,370,415)

TOTAL U S GOVERNMENT SECURITIES PORTFOLIO --- 100.0%
  $69,213,109
(Cost $67,806,551)


Great-West Life & Annuity Insurance Company

Variable Annuity Account A

BONDS

WHOLESALE TRADE - INDL --- 0.0%
      1,217 Surgical Laser Technologies Inc
            0
            Convertible Subordinated Notes
            8.000% July 30, 1999

           $0

TOTAL BONDS --- 0.0%
          $00
(Cost $0)

COMMON STOCK

COMMUNICATIONS --- 3.0%
      2,900 Jacor Communications Inc Class A*
       79,388
      7,600 Westinghouse Electric Corp
      151,050

     $230,438

CONSUMER SERVICES --- 10.2%
      5,000 ADT Ltd*
      114,375
      3,000 American Medical Response Inc*
       97,500
      1,600 Eli Lilly & Co
      116,800
      1,400 ITT Corp*
       60,725
      2,700 Marriott International Inc
      149,175
      4,840 MedPartners Inc*
      101,640
      5,100 Service Corporation International
      142,800

     $783,015

CREDIT INSTITUTIONS --- 8.5%
      3,100 American Express Co
      175,150
      1,500 BankAmerica Corp
      149,625
      2,300 First Bank System Inc
      156,975
      2,400 Mellon Bank Corp
      170,400

     $652,150

ELECTRONICS - HIGH TECH --- 10.8%
      2,700 Boston Scientific Corp*
      162,000
      1,600 Compaq Computer Corp*
      118,800
      1,300 Intel Corp
      170,218
      5,000 International Game Technology
       91,250
      2,800 Perkin-Elmer Corp
      164,850
      4,600 Sun Microsystems Inc*
      118,160

     $825,278

ENVIRONMENTAL SERVICES --- 0.5%
      2,900 Philip Environmental Inc*
       42,050

      $42,050

GAS --- 1.8%
      2,900 Pogo Producing Co
      137,025

     $137,025

HOLDING & INVEST. OFFICES --- 4.6%
      1,700 Chase Manhattan Corp
      151,725
      2,000 Equity Residential Properties Trust
       82,500
      1,500 MGIC Investment Corp
      114,000

     $348,225

INDEPENDENT POWER PROD --- 2.1%
      4,800 Calenergy Inc*
      161,400

     $161,400

INDUSTRIAL SERVICES --- 4.1%
      1,950 COREStaff Inc*
       46,190
      3,200 Fiserv Inc*
      117,600
      1,800 Microsoft Corp*
      148,725

     $312,515

INSURANCE --- 3.6%
      1,800 Allstate Corp
      104,175
      1,600 American International Group Inc
      173,200

     $277,375

MFTG - CONSUMER PRODS. --- 6.0%
      3,800 Anheuser-Busch Companies Inc
      152,000
      1,900 Campbell Soup Co
      152,475
      2,900 Coca-Cola Co
      152,613

     $457,088

MFTG - INDUSTRIAL PRODS --- 8.7%
      2,100 Aluminum Company of America
      133,875
      2,300 Kennametal Inc
       89,413
      3,200 Lear Corp*
      109,200
      2,200 Pfizer Inc
      182,325
      4,650 United States Filter Co*
      147,638

     $662,451

MINING --- 4.6%
      2,300 Newmont Mining Corp
      102,925
      1,800 Phelps Dodge Corp
      121,500
      1,500 Potash Corporation of Saskatchewan Inc
      127,500

     $351,925

OIL & GAS --- 14.5%
      3,300 Burlington Resources Inc
      166,238
      3,600 Coastal Corp
      175,950
      2,200 Devon Energy Corp
       76,450
      5,000 Nabors Industries Inc*
       96,250
      2,800 Newpark Resources Inc*
      104,300
      1,700 Schlumberger Ltd
      169,788
      1,700 Texaco Inc
      166,813
      2,500 Transocean Offshore Inc
      156,563

   $1,112,352

RETAIL TRADE --- 4.7%
      4,500 Federated Department Stores Inc*
      153,563
      3,500 TJ International Inc
       81,375
      3,200 Walgreen Co
      128,000

     $362,938

TRANSPORTATION EQUIPMENT --- 3.8%
      3,400 Chrysler Corp
      112,200
      1,700 The Boeing Co
      180,838

     $293,038

WHOLESALE TRADE -CONSUMER --- 1.8%
      1,300 Procter & Gamble Co
      139,745

     $139,745

TOTAL COMMON STOCK --- 93.5%
   $7,149,008
(Cost $5,551,383)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 3.9%
    300,000 TransAmerica Financial Corp
      298,715

     $298,715

SECURITIES & COMMODITIES --- 2.6%
    200,000 Merrill Lynch & Co Inc
      199,151

     $199,151

TOTAL SHORT-TERM INVESTMENTS --- 6.5%
     $497,866
(Cost $497,866)

TOTAL VARIABLE ANNUITY ACCOUNT A --- 100.0%
   $7,646,874
(Cost $6,049,249)


Maxim Series Fund, Inc.

Corporate Bond Portfolio

BONDS

AGENCY --- 0.6%
    586,331 Federal National Mortgage Association
      507,358
            CMO Series 1993-212 Class Z
            6.000% November 25, 2008

     $507,358

AIR --- 0.7%
     90,700 NWA Trust
       93,602
            Notes
            9.360% March 10, 2006
    450,000 United Air Lines Inc
      442,436
            Pass Through Certificates
            7.870% January 30, 2019

     $536,038

CANADIAN - FEDERAL --- 3.1%
  3,125,000 Canada
    2,540,574
            Debentures
            8.000% June 1, 2023

   $2,540,574

CANADIAN - PROVINCIAL --- 14.4%
    275,000 British Columbia
      211,361
            Debentures
            7.875% November 30, 2023
  1,400,000 British Columbia
      280,123
            Principal Strips
            0.000% June 9, 2014
  2,500,000 British Columbia
      312,546
            Zero Coupon Bonds
            0.000% September 5, 2020
  6,500,000 British Columbia
    1,379,363
            Principal Strips
            0.000% August 23, 2013
  5,000,000 British Columbia
      469,914
            Principal Strips
            0.000% August 23, 2024
  1,350,000 British Columbia
    1,064,306
            Debentures
            8.000% September 8, 2023
  5,000,000 Manitoba
      281,875
            Zero Coupon Bonds
            0% March 5, 2031
  4,373,000 Manitoba
    3,386,951
            Bonds
            7.750% December 22, 2025
  2,450,000 Ontario Hydro
    2,107,565
            Bonds
            8.900% August 18, 2022
  4,800,000 Ontario Residual
      511,056
            Zero Coupon Bonds
            0.000% July 13, 2022
  2,165,000 Saskatchewan
    1,842,637
            Debentures
            8.750% May 30, 2025

  $11,847,697

COMMUNICATIONS --- 11.3%
    100,000 Arch Communications Group Inc
       57,000
            Senior Discount Notes
            Step% March 15, 2008
    250,000 CBS Inc
      211,718
            Senior Notes
            7.125% November 1, 2023
    250,000 Comcast Corp Class A
      127,500
            Convertible Notes
            1.125% April 15, 2007
    450,000 Nextel Communications Inc
      307,125
            Senior Discount Notes
            0.000% August 15, 2004
    200,000 Rogers Cablesystems of America
      142,763
            Debentures
            9.650% January 15, 2014
    300,000 Rogers Communications Inc
      168,000
            Convertible Debentures
            2.000% November 26, 2005
  4,000,000 Tele-Communications Inc
    3,577,840
            Debentures
            7.875% February 15, 2026
    500,000 Time Warner Entertainment LP
      506,935
            Senior Debentures
            8.375% March 15, 2023
    400,000 Time Warner Inc
      433,596
            Debentures
            9.150% February 1, 2023
  4,000,000 Time Warner Inc
    1,505,000
            Convertible Senior Notes
            0.000% December 17, 2012
    750,000 Time Warner Inc
      747,577
            Debentures
            8.050% January 15, 2016
    700,000 Total Access Communication Public Company Ltd
      734,125
            Convertible Bonds
            2.000% May 31, 2006
    850,000 Westinghouse Electric Corp
      778,132
            Debentures
            7.875% September 1, 2023

   $9,297,311

CONSTRUCTION --- 1.5%
    250,000 Hovnanian Enterprises Inc
      225,000
            Subordinated Notes
            9.750% June 1, 2005
    219,000 Midland-Ross Corp
      134,685
            Debentures
            6.000% February 15, 2007
    500,000 Pulte Corp
      489,730
            Guaranteed Senior Notes
            7.300% October 24, 2005
    450,000 Schuler Homes Inc
      343,125
            Convertible Sub Debentures
            6.500% January 15, 2003

   $1,192,540

CONSUMER SERVICES --- 0.2%
    250,000 Envirotest Systems Corp
      202,500
            Senior Subordinated Notes
            9.625% April 1, 2003

     $202,500

CREDIT INSTITUTIONS --- 1.7%
    150,000 DR Structured Finance Corp
      125,880
            Pass Through Certificates
            8.375% August 15, 2015
    200,000 DR Structured Finance Corp
      166,000
            Pass Through Certificates
            8.550% August 15, 2019
    500,000 First Union Capital#
      498,625
            Bonds
            8.040% December 1, 2026
775,000,000 General Electric Capital Corp
      567,989
            Eurodollar Debentures
            9.550% August 25, 2003

   $1,358,494

ELECTRIC --- 3.6%
    850,000 Beaver Valley Funding Corp
      811,742
            Debentures
            9.000% June 1, 2017
    500,000 Boston Edison Co
      455,490
            Debentures
            7.800% March 15, 2023
    238,000 Commonwealth Edison Co
      178,583
            Debentures
            4.750% December 1, 2011
    250,000 Empresa ICA Sociedad
      173,750
            Convertible Sub Debentures
            5.000% March 15, 2004
    239,166 GG1B Funding Corp
      231,755
            Debentures
            7.430% January 15, 2011
    750,000 Niagara Mohawk Power Corp
      654,923
            First Mortgage Bonds
            7.875% April 1, 2024
    250,000 Niagara Mohawk Power Corp
      218,065
            First Mortgage Notes
            6.625% July 1, 2005
    250,000 Niagara Mohawk Power Corp
      221,198
            First Mortgage Bonds
            5.875% September 1, 2002

   $2,945,506

ELECTRONICS - HIGH TECH --- 5.1%
    900,000 AST Research Inc
      288,000
            Convertible Subordinated Notes
            0.000% December 14, 2013
  1,125,000 Apple Computer Inc
      978,750
            Notes
            6.500% February 15, 2004
    250,000 Cyrix Corp#
      180,000
            Subordinated Convertible Notes
            5.500% June 1, 2001
    250,000 Digital Equipment Corp
      214,413
            Debentures
            7.750% April 1, 2023
    150,000 EDO Corp
      120,000
            Convertible Bonds
            7.000% December 15, 2011
    500,000 Integrated Device Technology Inc
      432,500
            Convertible Subordinated Notes
            5.500% June 1, 2002
    250,000 Maxtor Corp
      167,500
            Convertible Debentures
            5.750% March 1, 2012
    250,000 Park Electrochemical Corp
      221,875
            Convertible Subordinated Notes
            5.500% March 1, 2006
     50,000 Richardson Electronics Ltd
       42,063
            Convertible Debentures
            7.250% December 15, 2006
    250,000 Samsung Corp
      249,063
            Convertible Bonds
            .250% June 26, 2006
    500,000 Softkey International Inc#
      413,125
            Convertible Senior Notes
            5.500% November 1, 2000
     62,332 Streamlogic Corp
       62,332
            Notes
            14.000% October 7, 1998
    500,000 Unisys Corp
      465,000
            Debentures
            9.750% September 15, 2016
    450,000 Zenith Electronics Corp
      333,000
            Convertible Sub Debentures
            6.250% April 1, 2011

   $4,167,621

ENVIRONMENTAL SERVICES --- 1.2%
    350,000 Air & Water Technologies Corp
      304,500
            Convertible Debentures
            8.000% May 15, 2015
    125,000 Molten Metal Technology Inc
       84,375
            Convertible Subordinated Notes
            5.750% May 1, 2006
    495,000 Ogden Corp
      468,394
            Eurodollar Convert Sub Bonds
            5.750% October 20, 2002
    105,000 Ogden Corp
       99,225
            Eurodollar Convert Sub Bonds
            6.000% June 1, 2002

     $956,494

FINANCIAL SERVICES --- 0.6%
    500,000 Finance One PLC
      454,375
            Convertible Subordinated Bonds
            2.000% August 31, 2001

     $454,375

FOREIGN BANKS --- 0.3%
    300,000 Banco Central Costa Rica
      242,250
            Brady Bonds
            6.250% May 21, 2010

     $242,250

FOREIGN GOVERNMENTS --- 13.0%
  4,500,000 Argentina
    2,837,835
            Debentures
            Adj% March 31, 2023
    350,000 Ecuador
      161,658
            Global Bonds
            Adj% February 28, 2025
  4,510,000 New Zealand
    3,363,313
            Bonds
            8.000% November 15, 2006
    785,000 New Zealand
      579,253
            Bonds
            8.000% April 15, 2004
    200,000 Petro Mexicanos#
      162,000
            Debentures
            8.625% December 1, 2023
  1,000,000 Poland
      845,000
            Global Bonds
            4.000% October 27, 2014
  7,500,000 Republic Of South Africa
    1,311,768
            Bonds
            12.000% February 28, 2005
  1,550,000 Republic of Brazil
      975,539
            Debentures
            Adj% April 15, 2024
  2,500,000 Republic of South Africa
      438,409
            Bonds
            12.500% December 21, 2006

  $10,674,775

FORESTRY --- 1.8%
    125,000 Advance Argo Public Company Ltd
      128,906
            Convertible Unsubord Notes
            3.500% June 17, 2001
  1,450,000 Georgia-Pacific Corp
    1,367,945
            Debentures
            7.375% December 1, 2025

   $1,496,851

GAS --- 0.0%
      7,500 NorAm Energy Corp
        6,469
            Convertible Sub Debentures
            6.000% March 15, 2012

       $6,469

HIGHWAYS --- 0.1%
    175,000 Builders Transport Inc
      105,000
            Convertible Sub Debentures
            8.000% August 15, 2005

     $105,000

HOLDING & INVEST. OFFICES --- 2.7%
    750,000 Federal Realty Investment Trust
      686,250
            Convertible Bonds
            5.250% October 28, 2003
    350,000 Meditrust Corp
      384,563
            Convertible Debentures
            7.500% March 1, 2001
  1,100,000 Rockefeller Center Properties Inc
      657,250
            Convertible Debentures
            0.000% December 31, 2000
    500,000 Security Capital Industrial Trust
      520,720
            Notes
            8.650% May 15, 2016

   $2,248,783

INDUSTRIAL SERVICES --- 0.3%
    250,000 MacNeal-Schwendler Corp
      226,250
            Convertible Sub Debentures
            7.875% August 18, 2004

     $226,250

INSURANCE --- 0.2%
    250,000 Healthsource Inc
      197,500
            Convertible Subordinated Notes
            5.000% March 1, 2003

     $197,500

MFTG - CONSUMER PRODS. --- 8.7%
    750,000 Borden Inc
      666,022
            Debentures
            7.875% February 15, 2023
    700,000 Burns, Philp Treasury
      619,500
            Convertible Notes
            5.500% April 30, 2004
     50,000 Chiquita Brands International Inc
       45,000
            Eurodollar Convert Sub Bonds
            7.000% March 28, 2001
    100,000 Dixie Yarns Inc
       79,000
            Convertible Debentures
            7.000% May 15, 2012
    375,000 Fieldcrest Cannon Inc
      284,062
            Convertible Debentures
            6.000% March 15, 2012
    550,000 Fruit of the Loom Inc
      508,376
            Debentures
            7.375% November 15, 2023
  1,600,000 Penn Traffic Co
      896,000
            Senior Subordinated Notes
            9.625% April 15, 2005
    250,000 Phillips Van-Heusen Corp
      207,435
            Debentures
            7.750% November 15, 2023
  1,350,000 RJR Nabisco Inc
    1,379,376
            Notes
            9.250% August 15, 2013
    750,000 RJR Nabisco Inc
      753,375
            Notes
            8.750% August 15, 2005
  1,750,000 RJR Nabisco Inc
    1,677,690
            Notes
            7.625% September 15, 2003

   $7,115,836

MFTG - INDUSTRIAL PRODS --- 1.9%
     50,000 Exide Corp#
       29,625
            Senior Convertible Sub Notes
            2.900% December 15, 2005
    800,000 Geneva Steel Co
      654,000
            Senior Notes
            9.500% January 15, 2004
    100,000 Geneva Steel Co
       92,000
            Senior Notes
            11.125% March 15, 2001
     75,000 Hexcel Corp
       68,250
            Convertible Debentures
            7.000% August 1, 2011
    200,000 Telxon Corp
      164,750
            Convertible Subordinated Notes
            5.750% January 1, 2003
    150,000 USX-Marathon Group
      161,737
            Debentures
            8.500% March 1, 2023
    350,000 USX-Marathon Group
      362,929
            Debentures
            8.125% July 15, 2023

   $1,533,291

MINING --- 1.2%
  1,000,000 Banpu Public Company Ltd
    1,000,000
            Convertible Bonds
            2.750% April 10, 2003

   $1,000,000

OIL & GAS --- 0.4%
    200,000 Maxus Energy Corp
      198,000
            Debentures
            8.500% April 1, 2008
    100,000 Oryx Energy Co
       97,000
            Convertible Debentures
            7.500% May 15, 2014

     $295,000

OTHER TRANS. SERVICES --- 0.3%
    100,000 Preston Corp
       70,000
            Convertible Bonds
            7.000% May 1, 2011
    250,000 Worldway Corp
      150,000
            Convertible Sub Debentures
            6.250% April 15, 2011

     $220,000

RETAIL TRADE --- 5.5%
    125,000 CML Group Inc
       90,000
            Convertible Jr Subordinated
            5.500% January 15, 2003
    250,000 General Host Corp
      182,500
            Convertible Notes
            8.000% February 15, 2002
    100,000 Jacobson Stores Inc
       73,000
            Convertible Debentures
            6.750% December 15, 2011
    250,000 K Mart Corp
      204,375
            Debentures
            7.950% February 1, 2023
    250,000 K Mart Funding Corp
      221,250
            Secured Lease Bonds
            8.800% July 1, 2010
    500,000 K Mart Pass-Thru Trust
      442,500
            Series 1995 K2
            9.780% January 5, 2020
    936,107 K Mart Pass-Thru Trust
      795,690
            Series 1995 K3
            8.540% January 2, 2015
  1,100,000 K Mart Pass-Thru Trust
      946,000
            Series 1995 K4
            9.350% January 2, 2020
  1,550,000 Shoney's Inc
      666,500
            Convertible Subordinated Notes
            0.000% April 11, 2004
    100,000 Sunglass Hut International Inc
       71,000
            Convertible Subordinated Notes
            5.250% June 15, 2003
    750,000 Woolworth Corp
      790,837
            Debentures
            8.500% January 15, 2022

   $4,483,652

TELEPHONE --- 0.1%
    150,000 Sprint Spectrum LP
      102,375
            Senior Discount Notes
            Step% August 15, 2006

     $102,375

TRANSPORTATION EQUIPMENT --- 0.7%
    400,000 Rohr Inc
      366,000
            Subordinated Debentures
            9.250% March 1, 2017
    213,000 Rohr Inc
      196,492
            Convertible Sub Debentures
            7.000% October 1, 2012

     $562,492

U.S. GOVERNMENTS --- 7.6%
  2,600,000 United States of America
      432,848
            Principal Strips
            0.000% August 15, 2023
  4,900,000 United States of America
    4,593,750
            Treasury Bonds
            6.250% August 15, 2023
  1,000,000 United States of America
      910,160
            Treasury Bonds
            6.000% February 15, 2026
    300,000 United States of America
      305,907
            Treasury Bonds
            6.875% August 15, 2025

   $6,242,665

U.S. MUNICIPAL --- 0.6%
  2,000,000 Orange County California Pension
      457,766
            General Obligation Bonds
            0.000% September 1, 2016

     $457,766

WHOLESALE TRADE - INDL --- 2.0%
    650,000 Flagstar Corp
      253,500
            Senior Subordinated Debentures
            11.250% November 1, 2004
    200,000 Flagstar Corp
       44,000
            Convertible Debentures
            10.000% November 1, 2014
    550,000 Loxley Public Company Ltd
      544,500
            Convertible Bonds
            2.500% April 4, 2001
    750,000 Pioneer Standard Electronics Inc
      759,375
            Senior Notes
            8.500% August 1, 2006

   $1,601,375

WHOLESALE TRADE -CONSUMER --- 0.3%
    250,000 Fuqua Industries Inc
      197,500
            Convertible Sub Debentures
            6.500% August 4, 2002
     50,000 Glycomed Inc
       43,500
            Convertible Sub Debentures
            7.500% January 1, 2003
    200,000 Vendell Healthcare Inc*
       32,000
            Senior Notes
            12.000% May 15, 2000

     $273,000

TOTAL BONDS --- 91.5%
  $75,091,838
(Cost $71,331,594)

COMMON STOCK

ELECTRONICS - HIGH TECH --- 0.1%
    119,167 Streamlogic Corp*
       81,868
        550 Streamlogic Corp (wts)*
          121

      $81,989

TOTAL COMMON STOCK --- 0.1%
      $81,989
(Cost $216,738)

PREFERRED STOCK

CREDIT INSTITUTIONS --- 1.3%
      1,500 Bank of Boston Corp
      122,250
      4,600 BankAmerica Corp
      431,250
      3,400 Citicorp
      319,175
      1,000 First Chicago Corp
       90,250
      1,500 HSBC Americas Inc
       68,250

   $1,031,175

ELECTRIC --- 2.2%
        909 Central Louisiana Electric             Company Inc
       68,402
        990 Commonwealth Energy System Cos
       68,805
      1,304 Entergy Louisiana Inc
       65,526
      5,500 Long Island Lighting Co
      117,562
      1,450 MDU Resources Group Inc
      122,162
      8,869 Nevada Power Co
      150,773
      2,205 New York State Electric & Gas Corp
      100,879
      2,500 Niagara Mohawk Power Corp 7.85%
       61,563
     31,800 Niagara Mohawk Power Corp Series B
      620,100
     12,500 Niagara Mohawk Power Corp Series C
      237,500
      2,850 Niagara Mohawk Power Corp Series E
      142,500
        300 Northern States Power Co
       14,850

   $1,770,622

ELECTRONICS - HIGH TECH --- 0.4%
     10,000 Unisys Corp
      345,000

     $345,000

GAS --- 0.1%
      2,500 Western Gas Resources Inc
       97,500

      $97,500

MFTG - INDUSTRIAL PRODS --- 1.4%
        950 Aluminum Company of America
       58,425
     25,850 Bethlehem Steel Corp#
      975,838
      3,000 McDermott Inc
       81,000

   $1,115,263

TOTAL PREFERRED STOCK --- 5.3%
   $4,359,560
(Cost $4,215,688)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 3.1%
  2,541,000 Prudential Funding Corp
    2,540,526

   $2,540,526

TOTAL SHORT-TERM INVESTMENTS --- 3.1%
   $2,540,526
(Cost $2,540,526)

TOTAL CORPORATE BOND PORTFOLIO --- 100.0%
  $82,073,913
(Cost $78,304,546)


Maxim Series Fund, Inc.

Small-Cap Index Portfolio

COMMON STOCK

AGRICULTURE --- 0.3%
      1,700 Barefoot Inc
       26,988
      1,800 Dekalb Genetics Corp Class B
       91,800
      2,300 Delta & Pine Land Co
       73,600
      1,000 Tejon Ranch Co
       14,375

     $206,763

AIR --- 0.6%
      2,050 Air Express International Corp
       66,113
      2,300 Airborne Freight Corp
       53,763
      1,600 Alaska Air Group Inc*
       33,600
      5,580 America West Airlines Inc Class B*
       88,583
      2,700 Atlantic Southeast Airlines Inc
       59,063
        600 Eagle USA Airfreight Inc*
       15,750
      3,000 Mesa Air Group Inc*
       20,250
        600 Midwest Express Holdings Inc*
       21,600
      2,200 Offshore Logistics Inc*
       42,625
      2,400 Pittston Brink's Group
       48,000
        800 Skywest Inc
       11,100
      1,900 Trans World Airlines Inc*
       12,943
      4,100 Valujet Inc*
       26,392
        900 Western Pacific Airlines Inc*
        6,300

     $506,082

COMMUNICATIONS --- 2.4%
      1,650 ACC Corp*
       49,913
      1,100 ACT Networks Inc*
       40,150
      1,800 Adelphia Communications Corp           Class A*
       10,350
      1,800 American Mobil Satellite               Corporation Inc*

     22,050
        400 American Paging Inc*
        1,875
      1,700 American Radio Systems Corp             Class A*
       46,325
      1,100 American Telecasting Inc*
        6,325
      2,362 Arch Communications Group Inc*
       22,144
      1,300 Argyle Television Inc Class A*
       31,850
        700 Ascent Entertainment Group Inc*
       11,288
        700 Associated Group Inc Class A*
       21,525
        600 Atlantic Tele-Network Inc*
        9,150
        800 BET Holdings Inc Class A*
       23,000
      1,000 Brite Voice Systems Inc*
       14,875
      1,500 C-Tec Corp*
       36,375
      3,385 CAI Wireless Systems Inc*
        3,385
      1,100 Cellstar Corp*
       19,800
      1,300 Cellular Communications              International Inc*

     37,700
      1,400 Cellular Communications Inc*
       27,650
        600 Cellularvision USA Inc*
        4,200
      1,900 Centennial Cellular Co*
       23,038
      3,700 Century Communications Corp           Class A*
       21,042
      2,000 Chancellor Broadcasting Co Class A*
       47,500
      1,100 Coherent Communications            Systems Corp*
       21,450
      1,600 Commnet Cellular Inc*
       44,600
      5,300 DSP Communications Inc*
      102,688
        700 Digital Systems International Inc*
       11,200
      1,100 EIS International Inc*
        9,488
        800 EZ Communications Inc Class A*
       29,300
        900 Emmis Broadcasting Corp Class A*
       29,475
      2,500 Evergreen Media Corp Class A*
       62,500
      2,800 General Communication Inc Class A*
       22,750
      1,000 HA-LO Industries Inc*
       27,500
      1,576 HSN Inc*
       37,430
        800 Heftel Broadcasting Corp Class A*
       25,200
      2,500 HighwayMaster Communications Inc*
       45,313
        400 IPC Information Systems Inc*
        6,050
      1,800 Intelidata Technologies Corp*
       13,050
      1,100 Intercel Inc*
       13,475
      1,700 Intermedia Communications Inc*
       43,775
      3,275 International Family Entertainment Inc Class B*
       50,763
        700 Jacor Communications Inc Class A*
       19,163
      2,421 Jones Intercable Inc*
       25,723
      1,400 LIN Television Corp*
       59,150
        800 MasTec Inc*
       42,400
      1,960 Metrocall Inc*
        9,829
      1,060 Metrocall Inc (rights)*
            0
      4,257 Metromedia International Group Inc*
       42,038
      6,300 Mobile Telecommunications Technologies Corp*
       53,550
      4,900 Mobilemedia Corp Class A*
        2,141
        900 Palmer Wireless Inc*
        9,450
        200 Paxson Communications Corp*
        1,575
      2,553 PriCellular Corp Class A*
       29,360
      1,200 Pronet Inc*
        5,250
      1,350 Renaissance Communications Corp*
       48,263
        700 SFX Broadcasting Inc Class A*
       20,825
        800 Saga Communications Inc Class A*
       15,600
      2,200 Sitel Corp*
       31,075
      1,900 TCA Cable TV Inc
       57,238
      1,400 TCSI Corp*
        8,750
      1,050 TSX Corp*
        9,319
      1,800 US Long Distance Corp
       14,400
      4,500 United International Holdings Inc         Class A*
       55,125
        500 United Television Inc
       43,063
      1,200 United Video Satellite Group Inc         Class A*
       21,000
      3,400 Vanguard Cellular Systems Inc         Class A*
       53,550
      3,200 WinStar Communications Inc*
       67,200
      1,700 Wireless One Inc*
       11,263
        400 Xpedite Systems Inc*
        8,500
      1,000 Young Broadcasting Corp Class A*
       29,250

   $1,921,567

CONSTRUCTION --- 1.2%
      1,300 Acme Metals Inc*
       25,188
        500 American Buildings Co*
       11,938
      1,600 Apogee Enterprises Inc
       63,600
      1,800 Castle & Cooke Inc*
       28,575
      1,375 Cavalier Homes Inc
       15,813
      3,300 Centex Corp
      124,163
        800 Continental Homes Holding Corp
       17,000
      2,066 DR Horton Inc*
       22,468
        700 Falcon Building Products Inc Class A*
       10,325
      2,600 Geon Co
       51,025
      1,300 Granite Construction Inc
       24,700
      2,390 Insituform Technologies Inc Class A*
       17,626
      4,500 Kaufman & Broad Home Corp
       57,938
      3,100 Lennar Corp
       84,475
      2,800 Manufactured Home Communities Co
       65,100
      1,100 Morrison Knudsen Corp*
        9,900
      1,300 NVR Inc*
       16,900
      1,800 Oasis Residential Inc
       40,950
      1,300 Palm Harbor Homes Inc*
       36,400
      2,100 Pulte Corp
       64,575
      1,050 Southern Energy Homes Inc*
       12,075
      3,500 Standard Pacific Corp
       20,125
      1,700 The Ryland Group Inc
       23,375
      2,600 Toll Brothers Inc*
       50,700
      1,300 US Home Corp*
       33,800

     $928,734

CONSUMER SERVICES --- 7.0%
      1,500 7th Level Inc*
        5,625
      1,150 ABR Information Services Inc*
       45,281
        300 AMC Entertainment Inc*
        4,313
      1,500 Access Health Inc*
       67,125
      2,400 Acuson Corp*
       58,500
        950 American Homepatient Inc*
       25,888
      2,100 American Medical Response Inc*
       68,250
      5,400 American Oncology Resources*
       55,350
        300 Ameristar Casinos Inc*
        1,613
        900 Amisys Managed Care Systems*
       15,300
        700 Anchor Gaming Co*
       28,175
      1,000 Angelica Corp
       19,125
      1,600 Argosy Gaming Corp*
        7,400
      4,800 Aztar Corp*
       33,600
        200 Bally's Grand Inc*
        7,200
        400 Berlitz International Inc*
        8,300
        800 Biomatrix Inc*
       12,800
      2,800 Boyd Gaming Corp*
       23,100
      1,900 Bristol Hotel Company*
       60,325
      2,300 CNS Inc*
       33,063
        400 COMFORCE Corp*
        5,700
      1,600 CPI Corp
       26,800
        400 CRA Managed Care Inc*
       18,000
      1,500 Capstone Pharmacy Services Inc*
       17,063
      1,100 Carmike Cinemas Inc Class A*
       27,913
      2,600 Carter-Wallace Inc
       40,625
      2,580 Casino America Inc*
        8,222
      2,900 Casino Magic Corp*
        7,157
        500 Central Parking Corp
       16,750
      1,133 Chad Therapeutics Inc*
       16,004
        950 ClinTrials Research Inc*
       21,613
      1,800 Coastal Physician Group Inc*
        6,300
      2,200 Cocensys Inc*
       12,650
        300 Conceptus Inc*
        3,075
      4,800 Coram Healthcare Corp*
       24,000
      3,300 Coventry Corp*
       30,575
      3,400 Creative BioMolecules Inc*
       35,275
        800 Cryolife Inc*
       10,000
      1,200 Curative Technologies Inc*
       33,224
        700 Cybercash Inc*
       16,100
        300 Cytyc Corp*
        8,100
      1,600 Datascope Corp*
       32,000
      3,000 DeVry Inc*
       70,500
      1,000 Dendrite International Inc*
        8,250
      1,300 Depotech Corp*
       21,288
      1,300 Diagnostic Products Corp
       33,638
      3,533 Doubletree Corp*
      158,987
        800 Emcare Holdings Inc*
       18,600
        900 Emeritus Corp*
       12,150
      1,500 EndoSonics Corp*
       22,875
        500 Enterprise Systems Inc*
       11,750
      2,268 Enzo Biochem Inc*
       41,108
      1,600 Equimed Inc*
        5,600
      1,000 Equity Corp International*
       20,000
      2,700 Equity Inns Inc
       35,100
      1,000 Ergo Science Corp*
       13,125
      3,700 Extended Stay America Inc*
       74,463
        900 Fusion Systems Corp*
       19,125
      2,400 G&K Services Inc Class A
       90,600
        600 GC Companies Inc*
       20,775
      1,500 GelTex Pharmaceuticals Inc*
       36,375
      2,800 Genesis Health Ventures Inc*
       87,150
      2,665 Grancare Inc*
       47,637
        700 Harveys Casino Resorts
       11,813
      1,000 Healthplan Services Corp*
       21,125
        700 Henry Schein Inc*
       24,063
      1,700 Hollywood Park Inc*
       25,500
      5,949 Horizon/CMS Healthcare Corp*
       75,106
      3,500 Host Marriott Services Corp*
       31,938
      2,100 Human Genome Sciences Inc*
       85,575
      2,800 Hybridon Inc*
       16,450
      1,400 IDEC Pharmaceuticals Corp*
       33,250
        450 ITT Educational Services Inc*
       10,406
      9,000 Imatron Inc*
       29,808
      1,400 Incontrol Inc*
       11,200
        800 Incyte Pharmaceuticals Inc*
       41,200
      1,200 Inhale Therapeutic Systems*
       18,150
      3,300 Integra Lifesciences Corp*
       15,263
      2,600 Integrated Health Services Inc
       63,375
        300 Intercardia Inc*
        6,450
      1,800 Interim Services Inc*
       63,900
      1,200 Interpool Inc
       28,050
        500 Iron Mountain Inc*
       15,125
        800 Jenny Craig Inc*
        7,100
      1,400 KeraVision Inc*
       19,250
      1,300 KinderCare Learning Centers Inc*
       24,375
        700 LCA-Vision Inc*
        1,750
        800 LSI Industries Inc
       10,600
        300 Lab One Inc
        5,550
      9,800 Laboratory Corporation of America*
       28,175
      1,300 Lifecore Biomedical Inc*
       23,400
      1,600 Living Centers of America Inc*
       44,400
      3,800 Magellan Health Services Inc*
       85,025
      3,400 Mariner Health Group Inc*
       28,475
      1,500 Martek Biosciences Corp*
       30,000
      4,000 Matria Healthcare Inc*
       19,000
        800 May & Speh Inc*
        9,800
      1,300 MedCath Inc*
       20,800
      4,800 Mid Atlantic Medical Services Inc*
       64,200
        400 MiniMed Inc*
       12,900
      1,066 Morrison Health Care Inc
       15,724
        500 Movie Gallery Inc*
        6,500
      1,600 Multicare Companies Inc*
       32,400
      1,000 Myriad Genetics Inc*
       25,250
      1,430 National Auto Credit Inc*
       17,160
      4,200 National Education Corp*
       64,050
      1,000 National Surgery Centers Inc*
       38,000
      3,100 NeXstar Pharmaceuticals Inc*
       46,500
      2,200 Neoprobe Corp*
       33,825
        900 Neose Technologies Inc*
       16,200
      1,600 Neurex Corp*
       27,200
      3,400 Neuromedical Systems Inc*
       45,050
      7,400 Novacare Inc*
       81,400
      2,400 OccySystems Inc*
       64,800
        600 On Assignment Inc*
       17,700
      2,300 OrthoLogic Corp*
       12,938
      1,800 Orthodontic Centers of America Inc*
       28,800
      1,000 Ostex International Inc*
        5,500
      1,400 Owen Healthcare Inc*
       37,100
        650 PDT Inc*
       18,200
      1,400 PHP Healthcare Corp*
       35,875
      2,400 Palomar Medical Technologies Inc*
       15,600
      1,200 PathoGenesis Corp*
       26,100
      2,400 Patriot American Hospitality Inc
      103,500
      1,000 Pediatrix Medical Group*
       37,000
        600 Penn National Gaming Inc*
        8,550
      1,200 Peoples Choice TV Corp*
        7,350
        900 Perclose Inc*
       18,225
      1,300 Personnel Group of America Inc*
       31,363
      1,200 Pharmacopeia Inc*
       23,250
      2,200 Physician Computer Network Inc*
       18,700
      2,400 Physicians Resource Group Inc*
       42,600
      1,900 Physio-Control International Corp*
       42,750
      3,450 Players International Inc*
       18,544
        900 Primadonna Resorts Inc*
       15,300
      3,600 Prime Hospitality Corp*
       58,050
      1,000 Prime Medical Services Inc*
       10,875
        900 Protocol Systems Inc*
       11,700
        500 Quintel Entertainment Inc*
        4,688
      4,200 RISCORP Inc Class A*
       15,225
      1,300 RTW Inc*
       23,888
      1,100 Red Roof Inns Inc*
       17,050
      3,012 Regal Cinemas Inc*
       92,619
      1,900 Regency Health Services Inc*
       18,288
      1,300 Regis Corp
       21,125
      3,300 Renal Treatment Centers Inc*
       84,150
        720 Republic Industries Inc*
       22,455
        600 Res-Care Inc*
       10,500
      1,900 Rio Hotel & Casino Inc*
       27,788
      4,400 Rollins Truck Leasing Corp
       55,550
        700 Romac International Inc*
       15,400
      2,900 Rotech Medical Corp*
       60,900
      1,500 SangStat Medical Corp*
       39,750
        500 Seafield Capital Corp
       19,375
        950 Seattle Filmworks Inc*
       19,356
      3,300 Sequus Pharmaceuticals Inc*
       52,800
      1,000 Serologicals Corp*
       35,375
      1,900 Showboat Inc
       32,775
      1,300 Shuffle Master Inc*
       11,538
      1,700 Sierra Health Services Inc*
       41,863
      1,500 Spelling Entertainment Group Inc*
       11,063
      1,100 Spine-Tech Inc*
       27,500
      1,600 Staar Surgical Co*
       21,200
      2,900 Starsight Telecast Inc*
       27,188
      2,100 Station Casinos Inc*
       21,263
      2,400 Storage USA Inc
       90,300
      1,200 Stratosphere Corp*
        1,012
      1,050 Studio Plus Hotels Inc*
       16,538
        400 Summit Care Corp*
        6,550
      4,628 Sun Healthcare Group Inc*
       62,478
        400 Superior Services Inc*
        8,150
      2,100 Sylvan Learning Systems Inc*
       59,850
      1,400 The Marcus Corp
       29,750
      2,100 TheraTx Inc*
       21,525
      1,100 Theragenics Corp*
       24,888
      2,000 Toy Biz Inc Class A*
       39,000
      2,100 Transcend Services Inc*
       11,025
      5,100 Transitional Hospitals Corp*
       49,088
      2,700 Trump Hotels & Casino Resorts Inc*
       32,400
      1,300 UROHEALTH Systems Inc Class A*
       10,400
      2,400 UniFirst Corp
       51,000
      3,700 Universal Health Services Inc Class B*
      105,913
      1,900 Veterinary Centers of America Inc*
       20,900
        300 Vitalink Pharmacy Services Inc*
        6,900
      3,600 Westwood One Inc*
       59,850
      3,500 Xoma Corp*
       17,938
        800 Youth Services International Inc*
       12,200

   $5,637,078

CREDIT INSTITUTIONS --- 6.0%
      1,600 Aames Financial Corp
       57,400
      1,440 Albank Financial Corp
       45,180
      1,000 American Annuity Group Inc
       14,125
      1,300 American Federal Bank FSB
       24,538
        600 Anchor Bancorp Wisconsin Inc
       21,450
      1,925 Associated Banc-Corp
       81,813
      2,400 Astoria Financial Corp
       88,500
        987 Bank of Granite Corp
       28,623
        700 Bay View Capital Corp
       29,663
        900 CBT Corp
       24,750
      5,300 Cal Fed Bancorp Inc*
      129,850
      1,300 Capsure Holdings Corp
       14,788
      1,100 Carolina First Corp
       21,313
      1,500 Citizens Bancorp
       93,000
      4,300 City National Corp
       92,988
        600 Cityscape Financial Corp*
       15,750
        900 Cole Taylor Financial Group Inc
       23,850
      2,300 Collective Bancorp Inc
       80,788
      1,300 Colonial Bancgroup Inc
       52,000
      1,376 Commerce Bancorp Inc
       45,408
      1,700 Commercial Federal Corp
       81,600
      2,030 Commonwealth Bancorp Inc
       30,450
        900 Corus Bankshares Inc
       29,025
      2,400 Credit Acceptance Corp*
       56,400
      2,600 Cullen/Frost Bankers Inc
       86,450
      3,500 Dauphin Deposit Corp
      115,500
      4,400 Deposit Guaranty Corp
      136,400
      1,300 First Citizens Bancshares Inc Class A
      100,100
      1,818 First Colorado Bancorp Inc
       30,906
      2,625 First Commercial Corp
       97,453
      2,600 First Commonwealth Financial Corp
       48,425
      1,695 First Financial Bancorp
       55,088
      4,250 First Financial Corp
      104,125
        651 First Financial Corp-Indiana
       24,087
      2,700 First Hawaiian Inc
       94,500
      3,133 First Michigan Bank Corp
       92,815
      1,750 First Midwest Bancorp Inc
       57,094
      1,200 First Savings Bank of Washington Bancorp Inc
       22,050
      1,200 FirstBank Illinois Co
       41,700
      1,450 FirstBank Puerto Rico
       37,700
      1,100 FirstFed Financial Corp*
       24,200
      3,500 FirstMerit Corp
      124,250
      5,100 Glendale Federal Bank FSB*
      118,575
        300 Harris Savings Bank
        5,475
        600 Homeland Bankshares Corp
       24,900
      1,996 Hubco Inc
       48,902
      1,913 Imperial Bancorp*
       45,912
      2,690 Imperial Credit Industries Inc*
       56,490
        400 Investment Technology Group Inc*
        7,700
      1,400 Klamath First Bancorp
       22,050
        600 Liberty Bancorp Inc
       29,850
      2,900 Long Island Bancorp Inc
      101,500
      1,700 ML Bancorp Inc
       24,013
      3,200 Magna Group Inc
       94,400
      1,600 Mark Twain Bancshares Inc
       78,000
      1,081 National City Bancshares Inc
       31,619
      1,051 New York Bancorp Inc
       40,726
      1,600 North American Mortgage Co
       31,600
      2,800 North Fork Bancorporation Inc
       99,750
        600 North Side Savings Bank
       32,700
      2,900 Old National Bancorp
      113,825
      3,900 Olympic Financial Ltd*
       56,063
        500 Park National Corp
       26,500
      1,400 Peoples Bank of Bridgeport
       40,425
        850 Pikeville National Corp
       20,825
      1,400 RCSB Financial Inc
       40,600
      1,272 Resource Bancshares Mortgage            Group Inc
       18,126
      2,300 Riggs National Corp
       39,675
      2,150 St Paul Bancorp Inc
       63,156
      1,900 Standard Financial Inc
       37,288
        400 Student Loan Corp
       14,900
        500 Sumitomo Bank of California
       12,500
      1,500 Susquehanna Bancshares Inc
       51,938
      2,300 The Trust Company of New Jersey
       32,200
      1,300 Trans Financial Inc
       29,900
      2,377 Trustco Bank Corp
       50,808
      2,083 UMB Financial Corp
       84,362
      1,100 US Trust Corp
       86,900
        600 USBancorp Inc
       25,425
      1,800 UST Corp
       37,125
      1,700 United Bankshares Inc
       56,100
      2,750 United Carolina Bancshares Corp
      108,625
      1,500 Vallicorp Holdings Inc
       30,563
        540 WFS Financial Inc*
       10,733
      4,900 Washington Federal Inc
      129,850
      1,000 Wesbanco Inc
       32,500
      1,100 WestAmerica Bancorp
       63,525
      1,081 Westcorp Inc
       23,647
      1,950 Whitney Holding Corp
       68,981
        340 Winthrop Resources Corp
        9,775
      2,400 World Acceptance Corp*
       16,500

   $4,803,597

ELECTRIC --- 2.5%
      6,100 Atlantic Energy Inc
      104,463
      1,700 Black Hills Corp
       47,813
      2,000 Central Hudson Gas & Electric Corp
       62,750
      2,600 Central Louisiana Electric              Company Inc
       71,825
      3,700 Central Maine Power Co
       43,013
      8,927 Citizens Utilities Co Class B*
       99,313
      2,200 Commonwealth Energy System Cos
       51,700
      1,600 Destec Energy Inc*
       25,000
      2,400 Eastern Utilities Associates
       41,700
      6,900 El Paso Electric Co*
       44,850
      1,900 Empire District Electric Co
       35,625
      1,100 Energen Corp
       33,275
      3,500 IES Industries Inc
      104,563
      1,100 Interstate Power Co
       31,900
      3,300 MDU Resources Group Inc
       75,900
      1,850 Madison Gas & Electric Co
       37,463
      3,700 Minnesota Power & Light Co
      101,750
      5,500 Nevada Power Co
      112,750
      1,000 Northwestern Public Service Co
       34,250
      1,600 Orange & Rockland Utilities Inc
       57,400
      1,300 Otter Tail Power Co
       41,763
        600 Pennsylvania Enterprises Inc
       26,325
      4,300 Public Service Company of New Mexico
       84,388
      4,500 Rochester Gas & Electric Corp
       86,063
      1,800 SIGCORP Inc
       62,325
      3,500 Sierra Pacific Resources
      100,625
      1,200 TNP Enterprises Inc
       32,850
      3,720 Tucson Electric Power Co*
       61,845
      3,800 UGI Corp
       85,025
      1,600 United Illuminating Co
       50,200
      3,500 WPL Holdings Inc
       98,438
      2,800 WPS Resources Corp
       79,800

   $2,026,950

ELECTRONICS - HIGH TECH --- 13.1%
        800 3D Systems Corp*
       10,200
      2,100 ADAC Laboratories
       50,138
        500 ANADIGICS Inc*
       19,625
      3,600 AST Research Inc*
       15,073
      1,900 ATS Medical Inc*
       14,725
      2,000 Actel Corp*
       47,500
      1,400 Activision Inc*
       18,025
      1,900 Advanced Polymer Systems Inc*
       14,488
      1,700 Advanced Technology                 Laboratories Inc*
       52,700
        400 Advent Software*
       12,150
      2,700 Allen Group Inc*
       60,075
      1,100 Alliant Techsystems Inc*
       60,500
      1,550 Altron Inc*
       32,550
      3,800 Ametek Inc
       84,550
      3,300 Ampex Inc Class A*
       30,938
        900 Analogic Corp
       30,150
        700 Ancor Communications Inc*
        9,800
      2,600 Angeion Corporation*
        9,100
      4,500 Anixter International Inc*
       72,563
      1,800 Antec Corp*
       16,200
      1,400 Applied Digital Access Inc*
        7,700
      1,000 Applied Innovation Inc*
        6,125
      3,000 Applied Magnetics Corp*
       89,625
        900 Applix Inc*
       19,688
        700 Arbor Health Care Co*
       18,200
      1,300 Arbor Software Corporation*
       31,525
      1,300 Arrow International Inc
       37,375
        600 ArthroCare Corp*
        4,350
      1,100 Aspen Technology Inc*
       88,275
        400 Astea International Inc*
        2,275
      2,900 Auspex Systems Inc*
       33,713
      1,700 BDM International*
       92,225
      2,340 Baldor Electric Co
       57,623
      3,100 Ballard Medical Products Co
       57,738
      1,600 Bell & Howell Company*
       38,000
        700 Berg Electronics Corp*
       20,563
      1,150 Bio Rad Labs Inc Class A*
       34,500
      2,000 Black Box Corp*
       82,500
        600 Boca Research Inc*
        6,225
      2,700 Boston Technology Inc*
       77,625
      1,400 Broadband Technolgies Inc*
       20,650
      1,850 Burr Brown Corp*
       48,100
      1,100 C COR Electronics Inc*
       14,575
        800 CMG Information Services Inc*
       13,400
      1,100 CP Clare Corp*
       11,000
        300 CSG Systems International Inc*
        4,613
        500 CTS Corp
       21,375
      2,050 Cable Design Technologies Co*
       63,806
      1,400 California Amplifier Inc*
        8,575
      1,800 California Microwave Inc*
       26,775
      1,600 Cellpro Inc*
       20,000
      1,400 Centennial Technologies Inc*
       72,800
        700 Charter Power Systems Inc
       21,350
      2,400 Checkfree Corp*
       41,100
      2,500 Chips & Technologies Inc*
       45,625
     11,300 Chyron Corp*
       32,488
      1,600 Cidco Inc*
       28,000
      1,200 Circon Corp*
       18,300
      2,900 Citrix Systems Inc*
      113,280
      1,200 Clarify Inc*
       57,600
      3,900 Cognex Corp*
       72,150
      1,300 Coherent Inc*
       54,925
      1,100 Cohu Inc
       25,575
      1,000 Collagen Corp
       18,250
      5,800 Coltec Industries Inc*
      109,475
        450 Computer Management Sciences Inc*
       10,463
      2,800 Computer Products Inc*
       54,600
      1,100 Comshare Inc*
       19,250
      2,500 Comverse Technology Inc*
       94,530
      1,700 Conmed Corp*
       34,850
        800 Cooper & Chyan Technology Inc*
       26,200
      2,450 Credence Systems Corp*
       49,306
      1,300 Cree Research Inc*
       12,188
        600 Cubic Corp
       13,875
      1,900 Cyrix Corp*
       33,725
        900 DH Technology Inc*
       21,600
      1,200 DII Group Inc*
       27,900
      3,100 Dallas Semiconductor Corp
       71,300
      1,200 Daniel Industries Inc
       17,700
      3,200 Data Broadcasting Corp*
       22,400
      4,100 Data General Corp*
       59,450
        400 Datastream Systems Inc*
        7,200
        600 Davok Corp*
       24,750
        900 DecisionOne Corp*
       14,850
        700 Desktop Data Inc*
       13,475
      1,300 Digi International Inc*
       12,350
      1,800 Digital Microwave Corp*
       50,175
      1,500 Dionex Corp*
       52,500
      1,100 Documentum Inc*
       37,125
      2,000 ESS Technology Inc*
       56,250
        800 Elcom International Inc*
        6,300
      1,000 Electro Scientific Industries Inc*
       26,000
      2,100 Electroglas Inc*
       33,863
        600 Eltron International Inc*
       12,075
      1,200 Energy Conversion Devices Inc*
       16,350
      1,500 Envoy Corp*
       56,250
      1,500 Epic Design Technology Inc*
       37,500
      1,000 Esterline Technologies Corp*
       26,125
      1,800 Etec Systems Inc*
       68,850
      1,000 Evans & Sutherland Computer Corp*
       25,000
      2,500 Exabyte Corp*
       33,438
        400 Excite Inc*
        4,100
      5,400 Executone Information Systems Inc*
       12,825
      1,200 FastComm Communications Corp*
        7,350
        700 Fluke Corp
       31,238
        500 Franklin Electric Company Inc
       23,375
        800 Galileo Corp*
       20,100
        800 Gelman Sciences Inc*
       26,000
      2,400 General Datacomm Industries Inc*
       25,200
      1,500 General Magic Inc*
        3,468
      2,600 Genrad Inc*
       60,450
      1,900 Genus Inc*
       10,450
      6,600 Geotek Communications Inc*
       47,025
      1,200 Geoworks*
       29,400
      1,500 Gulf South Medical Supply Inc*
       38,438
        300 HCIA Inc*
       10,350
      1,100 HMT Technology Corp*
       16,517
      1,800 HNC Software Inc*
       56,250
      1,500 HPR Inc*
       20,625
        425 Hach Co
        8,075
      1,000 Hadco Corp*
       49,000
      2,600 Haemonetics Corp*
       49,075
      1,100 Harbinger Corp*
       28,875
      1,750 Harman International Industries Inc
       97,344
      1,100 Harmonic Lightwaves Inc*
       16,913
      1,750 Health Management Systems Inc*
       24,500
      1,600 Heartland Wireless Communications Inc*
       21,000
      1,300 Hologic Inc*
       32,175
      1,150 Holophane Corp*
       21,850
        600 Hutchinson Technology Inc*
       45,600
      1,400 I-Stat Corp*
       33,250
        900 ICU Medical Inc*
        7,088
        500 IDT Corp*
        5,500
        600 IDX Systems Corp*
       17,175
        900 IKOS Systems Inc*
       18,000
      3,200 IMP Inc*
        7,098
      1,100 ITI Technologies Inc*
       16,638
      2,200 Identix Inc*
       18,011
      1,100 Imnet Systems Inc*
       26,675
        300 Individual Inc*
        1,800
        400 Indus Group Inc*
       10,300
        900 Inference Corp Class A*
        6,525
        900 Inso Corp*
       35,775
      8,900 Integrated Device Technology Inc*
      121,263
        300 Integrated Measurement Systems Inc*
        5,213
      1,000 Integrated Packaging Assembly Corp*
        8,078
      1,700 Integrated Process Equipment Corp*
       30,600
      1,700 Integrated Silicon Solution Inc*
       14,663
        900 Inter-Tel Inc*
       17,100
      5,300 Interdigital Communications Inc*
       30,475
      4,600 Intergraph Corp*
       47,150
      3,500 International Cabletel Inc*
       88,375
      1,900 Intervoice Inc*
       23,275
        300 Intevac Inc*
        5,100
      3,500 Invacare Corp
       96,250
        300 JDA Software Group Inc*
        8,550
        700 Jabil Circuit Inc*
       28,000
      2,100 Juno Lighting Inc
       33,600
      4,500 Kemet Corp*
      104,625
      3,600 Keystone International Inc
       72,450
      1,600 Kuhlman Corp
       31,000
        800 LS Starrett Co Class A
       22,700
      4,300 LTX Corp*
       25,263
      2,600 Lattice Semiconductor Corp*
      119,600
      2,100 Legato Systems Inc*
       68,513
      1,600 Level One Communications Inc*
       57,200
      1,400 Littelfuse Inc*
       67,900
        800 Logic Works Inc*
        4,500
      2,500 Lojack Corp*
       25,000
        650 Lunar Corp
       22,750
      1,000 MDL Information Systems Inc*
       18,625
      1,600 MRV Communications Inc*
       34,800
      1,100 MTS Systems Corp
       22,000
      2,300 Magnetek Inc*
       29,613
      2,000 Marshall Industries*
       61,250
      1,200 Mattson Technology Inc*
       11,400
        700 Maxis Inc*
        8,575
      1,700 Measurex Corp
       40,800
        800 Media 100 Inc
        7,100
      2,700 Mentor Corp
       79,650
        400 Merix Corp*
        6,100
      1,000 Metatools Inc*
       11,750
      3,600 Methode Electronics Inc Class A
       72,900
      1,300 Metricom Inc*
       19,500
        900 MicroTouch Systems Inc*
       21,600
        700 Microware Systems Corp*
        9,975
        400 Mine Safety Appliances Co
       21,300
      2,400 Mylex Corp*
       30,000
      1,600 National Computer Systems Inc
       40,800
      1,900 Network Appliance Inc*
       96,663
      2,400 Network Equipment Technologies Inc*
       39,600
      1,600 Nimbus CD International Inc*
       13,600
      1,300 Novadigm Inc*
       10,725
      1,900 OEA Inc
       86,925
      2,100 Oak Industries Inc*
       48,300
      4,100 Oak Technology Inc*
       46,125
        500 OnTrak Systems Inc*
        7,313
      1,200 Optical Coating Laboratory Inc
       12,900
        800 Ortel Corp*
       19,200
      1,900 P-Com Inc*
       56,288
        700 PRI Automation Inc*
       31,850
      1,400 Pacific Scientific Co
       15,750
      1,100 Park Electrochemical Corp
       25,025
        900 Perceptron Inc*
       30,825
        800 Pinnacle Systems Inc*
        8,400
      1,700 Pittway Corp Class A
       90,950
        900 Pixar Inc*
       11,700
      1,000 Plantronics Inc*
       45,000
      1,600 Precision Systems Inc*
        8,000
        600 Premenos Technology Corp*
        5,175
        700 Premiere Technologies Inc*
       17,500
        500 Prism Solutions Inc*
        4,125
        700 Project Software & Development Inc*
       29,663
      1,100 Proxim Inc*
       25,300
      2,800 PsiNet Inc*
       30,450
      2,790 Pure Atria Corp*
       69,053
        700 Quick Response Services Inc*
       19,950
      1,600 Quickturn Design Systems Inc*
       32,800
      2,400 ROSS Technology Inc*
        8,400
        600 Radisys Corp*
       29,250
        700 Rainbow Technologies Inc*
       13,038
      3,400 Ramtron International Corp*
       20,400
        300 Raptor Systems Inc*
        6,038
      1,100 Recoton Corp*
       16,431
      1,400 Red Brick Systems Inc*
       32,200
      1,300 Remedy Corp*
       69,875
      1,100 Research Medical Inc*
       25,300
      1,800 Resound Corp*
       12,825
      2,000 Respironics Inc*
       34,750
      1,100 Rival Co
       27,363
        900 Rogers Corp*
       24,413
        950 SDL Inc*
       24,938
      1,700 SMART Modular Technologies Inc*
       42,713
        700 SPSS Inc*
       19,513
        300 SQA Inc*
        9,975
        900 Safeskin Corp*
       43,875
      1,900 Sandisk Corp*
       18,525
      2,000 Sanmina Corp*
      113,000
        200 Sapient Corp*
        8,425
        900 Scopus Technology Inc*
       41,850
      1,300 Secure Computing Corp*
       11,863
        300 Segue Software Inc*
        5,475
        750 Semitool Inc*
        7,125
      3,100 Sepracor Inc*
       51,538
      3,500 Sequent Computer Systems Inc*
       62,125
      1,000 Sheldahl Inc*
       18,750
      3,300 Sierra Semiconductor Corp*
       49,500
      2,300 Silicon Storage Technology Inc*
       11,213
      1,100 Siliconix Inc*
       25,850
        400 Smith Micro Software Inc*
        1,950
      2,500 Sofamor Danek Group Inc*
       76,250
        900 Software 2000 Inc*
        7,538
      1,200 Spacelabs Inc*
       24,600
        500 Speedfam International Inc*
       14,250
      1,400 Spyglass Inc*
       17,500
      1,600 Standard Microsystems Corp*
       15,200
        500 Stanford Telecommunications Inc*
       17,250
        400 Storage Computer Corp*
        5,250
      2,000 Stormedia Inc Class A*
       32,250
      3,000 Stratus Computer Inc*
       81,750
      1,400 SubMicron Systems Inc*
        5,775
        800 Summit Medical Systems Inc*
        6,100
      3,550 Summit Technology Inc*
       19,525
      2,600 SunRiver Corp*
        4,225
      1,900 Sunrise Medical Inc*
       30,163
        800 Supertex Inc*
       10,500
      1,800 Symmetricom Inc*
       35,775
      1,800 Synx Research Inc*
       24,750
      2,000 Systemsoft Corp*
       29,750
      1,200 Target Therapeutics Inc*
       50,400
        700 Tech-Sym Corp*
       20,825
        800 Technitrol Inc
       30,700
      1,700 Tecnol Medical Products Inc*
       25,713
      1,200 Telco Systems Inc*
       22,800
      2,000 Teleflex Inc
      104,250
        700 Teltrend Inc*
       19,425
      3,600 Tencor Instruments*
       94,950
      1,100 The Peak Technologies Group Inc*
       13,200
        300 ThermoSpectra Corp*
        3,675
      1,334 Thomas & Betts Corp
       59,196
      1,200 Thomas Industries Inc
       25,050
      1,000 Thoratec Laboratories Corp*
        9,500
      2,500 Tracor Inc*
       53,125
      1,300 TranSwitch Corp*
        6,825
      1,400 Trident Microsystems Inc*
       23,625
      2,200 Trimble Navigation Ltd*
       25,300
        900 Triquint Semiconductor Inc*
       23,738
        800 USDATA Corporation Inc*
        4,500
      1,800 Uniphase Corp*
       94,500
        400 Unison Software Inc*
       10,700
      1,200 Unitrode Corp*
       35,250
      5,300 VLSI Technology Inc*
      126,538
      1,800 Vanstar Corp*
       44,100
      2,200 Ventritex Inc*
       54,175
      1,150 Veritas Software Corp*
       57,213
        900 Verity Inc*
       13,838
      2,000 Viasoft Inc*
       94,500
      3,600 Vicor Corp*
       60,073
      1,400 VideoLan Technologies Inc*
        2,187
      1,500 VideoServer Inc*
       63,750
        900 Visio Corp*
       44,550
        500 Visioneer Inc*
        2,250
      1,200 Visx Inc*
       26,550
        700 Vital Signs Inc
       18,200
      2,100 Vitesse Semiconductor Corp*
       95,550
      2,900 Waters Corp*
       88,088
        900 Watkins Johnson Co
       22,050
      1,100 Wind River Systems*
       52,113
      2,000 Windmere Corp
       25,750
      1,600 Wireless Telecom Group Inc
       16,600
      1,500 X-Rite Inc
       24,750
      2,100 Xicor Inc*
       21,525
        300 Yahoo! Inc*
        5,100
      2,100 Zebra Technologies Corp Class A*
       49,088
      3,100 Zenith Electronics Corp*
       33,713
      2,300 Zilog Inc*
       60,088
        500 Zoran Corp*
        9,000
        400 Zygo Corp*
       20,800
        800 Zytec Corp*
        8,500

  $10,562,712

ENVIRONMENTAL SERVICES --- 0.8%
      2,100 Air & Water Technologies Corp*
       12,075
      7,000 Allied Waste Industries Inc*
       64,750
      1,000 Continental Waste Industries Inc*
       22,875
      2,000 Molten Metal Technology Inc*
       23,500
      2,200 OHM Corp*
       18,700
      5,700 Ogden Corp
      106,875
      7,000 Rollins Environmental Services Inc*
       12,250
      2,500 Rollins Inc
       50,000
      6,700 Safety-Kleen Corp
      109,713
      1,500 Tetra Technologies Inc*
       37,875
        172 Thermo Remediation Inc
        1,505
      4,500 United Waste Systems Inc*
      154,688
      1,400 Zurn Industries Inc
       36,575

     $651,381

FINANCIAL SERVICES --- 0.1%
      1,200 Jayhawk Acceptance Corp*
       13,500
        900 RAC Financial Group Inc*
       19,013
        600 Union Acceptance Corp Class A*
       10,650

      $43,163

FOREIGN GOVERNMENTS --- 0.0%
      1,200 Periphonics Corp*
       35,100

      $35,100

FORESTRY --- 0.2%
      2,400 Chesapeake Corp
       75,300
      6,000 Longview Fibre Co
      110,250

     $185,550

GAS --- 2.2%
      6,400 AGL Resources Inc
      135,200
        600 Aquila Gas Pipeline Co
        9,525
      1,850 Atmos Energy Corp
       44,169
      1,500 Bay State Gas Co
       42,375
      1,000 Colonial Gas Co
       21,250
      1,000 Connecticut Energy Corp
       21,250
      1,200 Connecticut Natural Gas Corp
       30,600
      2,300 Eastern Enterprises
       81,363
      2,300 Indiana Energy Inc
       56,063
      1,200 KCS Energy Inc
       42,900
      2,335 KN Energy Inc
       91,649
      2,000 Laclede Gas Co
       48,250
      1,100 NUI Corp
       24,888
      2,100 New Jersey Resources Corp
       61,425
        700 North Carolina Natural Gas Corp
       20,213
      2,550 Northwest Natural Gas Co
       61,200
      2,700 OneOk Inc
       81,000
      3,400 Piedmont Natural Gas Company Inc
       79,475
      3,300 Pride Petroleum Services Inc*
       76,725
      2,200 Public Service Company of North Carolina Inc
       40,150
      6,892 Seagull Energy Corp*
      151,624
        900 South Jersey Industries Inc
       21,938
      1,422 Southeastern Michigan Gas Enterprises Inc
       26,307
        924 Southern Union Co*
       20,328
      3,000 Southwest Gas Corp
       57,750
      2,800 Southwestern Energy Co
       42,350
      1,505 Tejas Gas Corp*
       71,676
      1,500 United Cities Gas Corp
       33,750
      2,800 Washington Energy Co
       57,750
      5,000 Washington Gas Light Co
      113,125
      1,600 Western Gas Resources Inc
       30,800
      2,100 Wicor Inc
       75,338
      1,200 Yankee Energy Systems Inc
       25,650

   $1,798,056

HIGHWAYS --- 0.1%
      2,300 Arnold Industries Inc
       36,513
      1,400 Swift Transportation Company Inc*
       32,900
      2,600 Yellow Corp*
       37,375

     $106,788

HOLDING & INVEST. OFFICES --- 8.3%
      1,000 AMLI Residential Properties Trust
       23,375
      1,600 Allied Capital Commercial Corp
       37,200
      1,400 Amcore Financial Inc
       37,450
      1,900 Amerco Inc*
       66,500
      2,400 American Health Properties Inc
       57,300
      1,600 Amvestors Financial Corp
       23,600
      1,200 Associated Estates Realty Corp
       28,500
      3,400 Avalon Properties Inc
       97,750
        527 BOK Financial Corp*
       14,229
      3,740 BRE Properties Inc Class A
       92,565
      2,100 Bancorpsouth Inc
       58,275
      1,200 BankAtlantic Bancorp Inc Class B
       16,050
      1,460 Bankers Corp
       29,383
        900 Banknorth Group Inc
       37,350
      1,900 Bay Apartment Communities Inc
       68,400
      2,900 Berkshire Realty Inc
       28,638
      2,104 Bradley Real Estate Inc
       37,872
        605 Brenton Banks Inc
       16,713
      2,400 CBL & Associated Properties Inc
       62,100
      2,117 CNB Bancshares Inc
       88,385
        500 CPB Inc
       14,875
      1,700 Camden Property Trust
       48,663
        300 Capital Southwest Corp
       21,600
      4,175 Capstead Mortgage Corp
      100,200
      4,000 Carr Realty Corp
      117,000
      1,600 Centerpoint Properties Corp
       52,400
      2,600 Centura Banks Inc
      116,025
      1,300 Chelsea GCA Realty Inc
       45,013
      1,102 Chemical Financial Corp
       43,805
      1,250 Chittenden Corp
       29,844
      1,500 Cilcorp Inc
       54,938
        900 Citfed Bancorp Inc
       29,700
      1,200 Citizens Banking Corp
       37,800
      2,100 Coast Savings Financial Inc*
       76,913
      2,000 Colonial Properties Trust
       60,750
      1,300 Columbus Realty Trust
       29,575
      1,900 Commercial Net Lease Realty Inc
       30,163
      1,300 Community First Bancshares Inc
       35,750
      2,600 Cousins Properties Inc
       73,125
      3,500 Criimi Mae Inc
       45,063
      2,800 Crown American Realty Trust
       21,000
      2,200 Developers Diversified Realty Corp
       81,675
      3,400 Duke Realty Investments Inc
      130,900
        900 Eaton Vance Corp
       42,863
      1,700 Excel Realty Trust Inc
       43,138
        800 F&M Bankcorp Inc
       23,800
      2,210 F&M National Corp
       47,239
      1,071 FNB Corp
       24,633
      3,800 Federal Realty Investment Trust
      103,075
        942 Financial Trust Corp
       37,562
      1,400 First Commerce Bancshares Inc Class A
       37,100
        750 First Financial Bankshares Inc
       30,000
        739 First Indiana Corp
       19,768
        805 First Source Corp
       19,723
        750 First United Bancshares Inc
       23,625
        850 First Western Bancorp
       22,313
      4,700 Franchise Finance Corporation of America
      129,838
        800 Fund American Enterprises Holdings Inc
       76,600
      2,500 Glimcher Realty Trust
       55,000
      1,035 Hancock Holding Co
       41,918
        700 Harleysville Group Inc
       21,350
        750 Harleysville National Corp
       18,188
      3,300 Health Care Property Investors Inc
      115,500
      1,700 Health Care Real Estate Investment Trust Inc
       41,650
      1,400 Healthcare Realty Trust Co
       37,100
        600 Heritage Financial Services Inc
       12,750
      3,000 IRT Property Co
       34,500
      1,100 Inacom Corp*
       44,000
        600 Irwin Financial Corp
       14,850
      1,500 JP Realty Inc
       38,813
      1,000 JSB Financial Inc
       38,000
      1,700 Jefferson Bankshares Inc
       48,663
      4,349 Keystone Financial Inc
      108,725
      3,100 Kimco Realty Corp
      108,113
      1,900 Koger Equity Inc*
       35,625
      2,200 LTC Properties Inc
       40,700
        500 Liberty Financial Companies Inc
       19,438
      3,400 Liberty Property Trust
       87,550
      2,000 Life USA Holding Inc*
       24,000
      1,137 MAF Bancorp Inc
       39,511
      1,300 MGI Properties Inc
       28,600
      1,600 Magna Bancorp Inc
       28,000
      2,372 Mid-Am Inc
       40,621
        400 National Bancorp of Alaska Inc
       27,400
      2,800 National Commerce Bancorp
      107,100
      1,300 National Golf Properties Inc
       41,113
      2,200 National Health Investors Inc
       83,325
        771 National Penn Bancshares Inc
       20,142
      4,800 Nationwide Health Properties Inc
      116,400
      2,600 Noel Group Inc*
       18,200
        700 Omega Financial Corp
       24,500
      1,935 Omega Healthcare Investors Inc
       64,339
      1,600 Onbancorp Inc
       59,400
      2,375 One Valley Bancorp Inc
       88,172
        900 Pennsylvania Real Estate Investment Trust
       21,938
        961 Peoples First Corp
       24,506
      2,900 Peoples Heritage Financial Group Inc
       81,200
      2,500 Pioneer Group Inc
       59,375
      2,100 Provident Bancorp Inc
       71,400
        861 Provident Bankshares Corp
       33,579
      6,500 Public Storage Inc
      201,500
        800 Queens County Bancorp Inc
       37,900
      2,800 RFS Hotel Investments Inc
       55,300
      3,600 Ralcorp Holdings Inc*
       76,050
      1,200 Regency Realty Corp
       31,500
      1,853 Republic Bancorp Inc
       21,541
      4,002 Roosevelt Financial Group Inc
       84,042
      1,300 S&T Bancorp Inc
       39,975
      1,100 Saul Centers Inc
       17,463
      1,100 Security Capital Corp
       81,125
      1,000 Security-Connecticut Life Insurance Co
       35,125
      2,700 Shurgard Storage Centers Inc Class A
       79,988
      1,000 Silicon Valley Bancshares*
       32,250
        800 Sirrom Capital Corp
       29,400
      2,400 South West Property Trust Inc
       40,500
      5,514 Sovereign Bancorp Inc
       72,371
      2,200 Summit Properties Inc
       48,675
      1,700 Sun Communities Inc
       58,650
        900 TR Financial Corp
       31,950
      3,500 Taubman Centers Inc
       45,063
      1,800 Thornburg Mortgage Asset Co
       38,475
      1,800 Town & Country Trust
       26,325
      2,900 United Companies Financial Corp
       77,213
      6,600 United Dominion Realty Trust Inc
      102,300
      2,700 WHX Corp*
       23,963
      4,700 Walter Industries Inc*
       66,388
      3,700 Washington Real Estate Investment Trust
       64,750
      2,700 Weingarten Realty Investors
      109,688
      2,000 Wellsford Residential Property Trust
       48,500
      2,000 Western Investment Real Estate Trust
       26,000
        600 White River Corp*
       32,700

   $6,701,613

INDEPENDENT POWER PROD --- 0.0%
        400 Trigen Energy Corp
       11,500

      $11,500

INDUSTRIAL SERVICES --- 6.0%
      1,800 ABM Industries Inc
       33,300
      1,800 Aaron Rents Inc
       25,200
      3,800 Acclaim Entertainment Inc*
       12,350
      2,200 Ackerley Communications Inc
       25,850
      5,500 Acxiom Corp*
      132,000
      4,300 Advanced Tissue Sciences Inc*
       41,117
      2,500 Advo Inc
       35,000
      2,900 Affiliated Computer Services Inc           Class A*
       86,275
      2,600 Alliance Semiconductor Corp*
       18,525
      3,700 Allwaste Inc*
       18,963
      1,600 Alternative Resources Corp*
       27,800
      1,150 American Business Information Inc*
       25,588
      1,700 Analysts International Corp
       48,025
      7,700 Aura Systems Inc*
       16,840
      1,730 Avant! Corp*
       54,928
      2,400 Avid Technology Inc*
       24,900
      2,300 BBN Corp*
       51,750
        600 BRC Holdings Inc*
       26,850
        600 Barra Inc*
       16,500
      1,700 Billing Information Concepts*
       48,875
      2,900 Bisys Group Inc*
      107,480
      2,100 Boole & Babbage Inc*
       52,500
      3,600 Borland International Inc*
       19,573
      2,000 Broderbund Software Inc*
       59,500
      1,100 Brooktrout Technology Inc*
       30,800
      1,100 CDI Corp*
       31,213
        300 CKS Group Inc*
        8,363
      1,500 COREStaff Inc*
       35,531
      1,500 Caere Corp*
       17,250
      2,362 Cellular Technical Services Co*
       47,240
      2,800 Cerner Corp*
       43,400
      1,500 Chronimed Inc*
       20,438
        900 Ciber Inc*
       27,000
      3,200 Columbia Laboratories Inc*
       46,400
      1,700 Computer Horizons Corp*
       65,450
        400 Computer Language Research Inc
        4,300
      1,000 Computer Task Group Inc
       43,125
      7,400 Computervision Corp*
       68,450
      1,600 Control Data Systems Inc*
       35,200
      1,800 Dames & Moore Inc
       26,325
        300 Data Processing Resources Corp*
        5,550
        200 Data Translation Inc*
          800
      1,000 Data Transmission Network Corp*
       22,250
        900 Dialogic Corp*
       28,350
      3,600 Diamond Multimedia Systems*
       42,750
        500 Eagle River Interactive Inc*
        3,938
        900 Electro Rent Corp*
       22,388
      2,200 Employee Solutions Inc*
       45,100
      1,900 Ennis Business Forms Inc
       21,375
      1,000 Excalibur Technologies Corp*
       15,750
      1,800 Executive Telecard Ltd*
       11,250
      3,800 FTP Software Inc*
       22,800
        900 Fair Isaac & Co Inc
       35,213
      2,100 Figgie International Inc Class A*
       25,200
      1,800 Filenet Corp*
       57,600
      1,100 GRC International Inc*
        8,938
         65 Grey Advertising Inc
       16,250
      3,800 Heritage Media Corp*
       42,750
      4,300 Hexcel Corp*
       69,875
      1,900 Hyperion Software Corp*
       40,375
      2,200 ImmuLogic Pharmaceutical Corp*
       14,025
      3,200 Information Resources Inc*
       44,800
      1,800 Integrated Systems Inc*
       46,800
        300 IntelliQuest Information Group Inc*
        6,825
      2,300 Intersolv Inc*
       21,275
      1,100 Itron Inc*
       19,525
        833 Jack Henry & Associates Inc
       29,780
      2,400 Jacobs Engineering Group Inc*
       56,700
      1,600 Katz Media Group Inc*
       18,000
      3,800 Keane Inc*
      120,650
      1,000 Landauer Inc
       24,500
        750 Learning Tree International Inc*
       22,125
      1,400 Logicon Inc
       51,100
      2,100 MacErich Co
       54,863
        900 Mail Boxes Etc*
       20,250
        900 Manugistics Group Inc*
       35,775
      1,900 Mercury Interactive Corp*
       24,700
      1,900 Microcom Inc*
       23,513
      1,050 NFO Research Inc*
       23,100
      3,000 National Data Corp
      130,500
        900 National Instruments Corp*
       28,800
      1,300 Neopath Inc*
       23,725
      1,300 NetCom On-Line Communication Services Inc*
       16,900
      3,500 NetManage Inc*
       21,000
      1,200 Network Peripherals Inc*
       21,300
      1,500 Neurogen Corp*
       28,875
      1,000 Nichols Research Corp*
       25,500
      1,500 Norrell Corp
       40,875
      2,100 OIS Optical Imaging Systems Inc*
        3,280
      4,000 PHH Corp
      172,000
      3,400 PMT Services Inc*
       59,500
      1,456 Pharmaceutical Product                 Development Inc*

     36,764
      1,900 Phoenix Technologies Ltd*
       30,638
        900 PhyMatrix Corp*
       12,825
        600 Pinkertons Inc*
       15,075
        900 Planar Systems Inc*
       10,575
      5,632 Platinum Technology Inc*
       76,736
      1,800 Policy Management Systems Corp*
       83,025
      2,500 Prepaid Legal Services Inc*
       45,625
      2,900 Primark Corp*
       71,775
      1,300 Progress Software Corp*
       26,000
      3,700 Quarterdeck Corp*
       15,263
        300 Renaissance Solutions Inc*
       13,425
      5,700 S3 Inc*
       92,625
      1,500 SEI Corp
       33,375
        800 SPS Transaction Services Inc*
       12,200
      2,200 Santa Cruz Operation Inc*
       15,400
      5,000 Sotheby's Holdings Inc
       93,125
      3,100 Spectrum Holobyte Inc*
       23,250
      1,500 Standard Register Co
       48,750
      1,200 State of the Art Inc*
       14,850
        800 Stone & Webster Inc
       25,200
      3,900 Structural Dynamics Research Corp*
       78,000
      6,300 Symantec Corp*
       91,350
      3,350 System Software Associates Inc*
       35,594
        400 Systemix Inc*
        6,100
      1,700 Systems & Computer              Technology Corp*
       27,200
      2,000 Technology Solutions Co*
       83,000
      1,483 Tetra Tech Inc*
       29,289
      1,900 The 3DO Co*
        9,143
        500 The Profit Recovery Group International Inc*
        8,000
      1,100 Thermotrex Corp*
       30,113
      1,100 TransTexas Gas Corp*
       15,950
      3,000 Transaction Systems Inc Class A*
       99,750
      2,200 True North Communications Inc
       48,125
      2,450 United States Bioscience Inc*
       30,931
      1,000 Vantive Corp*
       31,250
      1,900 Viewlogic Systems Inc*
       21,613
        600 Volt Information Sciences Inc*
       26,250
      1,300 Wackenhut Corp
       22,425
        700 Wackenhut Corrections Corp*
       14,000
        900 Wall Data Inc*
       13,613
      1,600 Wonderware Corp*
       14,224
        400 Workgroup Technology Corp*
        2,650

   $4,864,308

INSURANCE --- 4.6%
      5,300 20th Century Industries
       89,438
      1,400 Acceptance Insurance Companies Inc*
       27,650
      1,600 Acordia Inc
       46,400
      4,800 Alexander & Alexander Services Inc
       83,400
      2,300 Alfa Corp
       29,038
      2,400 Allied Group Inc
       78,300
      2,400 American Bankers Insurance Group Inc
      122,700
        900 American Heritage Life               Investment Corp
       23,625
      3,000 Amerin Corp*
       77,250
      2,000 Argonaut Group Inc
       61,500
      1,600 Arthur J Gallagher & Co
       49,600
      1,300 Baldwin & Lyons Inc Class B
       23,888
      2,100 Bankers Life Holding Corp
       52,500
      2,600 CMAC Investment Corp
       95,550
        400 CapMAC Holdings Inc
       13,250
      1,200 Capital RE Corp
       55,950
        800 Citizens Corp
       18,000
      2,300 Commerce Group Inc
       58,075
      1,200 Compdent Corp*
       42,300
        962 Conseco Inc
       61,328
      2,800 Crawford & Co Class B
       64,050
      1,420 Delphi Financial Group Inc Class A*
       41,890
      1,200 EW Blanch Holdings
       24,150
      1,400 Enhance Financial Services Group Inc
       51,100
      1,300 Executive Risk Inc
       48,100
      1,100 Fidelity National Financial Inc
       16,638
      1,100 First American Financial Corp
       45,238
      1,000 Foremost Corporation of America
       60,000
      2,320 Fremont General Corp
       71,920
      1,300 Frontier Insurance Group Inc
       49,725
      2,171 Gainsco Inc
       20,896
      1,100 Guarantee Life Companies Inc
       20,350
      1,700 Guaranty National Corp
       28,475
      3,350 HCC Insurance Holdings Inc
       80,400
      2,300 Hartford Steam Boiler Inspection & Insurance Co
      106,663
      1,300 Highlands Insurance Group*
       26,325
      1,600 Hilb Rogal & Hamilton Co
       21,200
      1,400 Home Beneficial Corp Class B
       53,025
      2,700 Horace Mann Educators Corp
      109,013
      1,300 Inphynet Medical Management Inc*
       23,400
      1,500 Integon Corp
       26,625
      2,700 John Alden Financial Corp
       49,950
        400 Kansas City Life Insurance Co
       25,400
      1,700 Liberty Corp
       66,725
      1,100 Life Re Corp
       42,488
        968 MAIC Holdings Inc*
       32,791
      1,100 MMI Companies Inc
       35,475
        500 Markel Corp*
       45,000
      2,100 Maxicare Health Plans Inc*
       46,725
        500 Meadowbrook Insurance Group
       10,500
      1,700 NAC RE Corp
       57,588
        200 National Western Life Insurance Co Class A*
       17,400
        600 Nymagic Inc
       10,800
      1,600 Orion Capital Corp
       97,800
      1,534 PXRE Corp
       37,967
      2,600 Penncorp Financial Group Inc
       93,600
      4,500 Physician Corporation of America*
       45,000
        800 Physicians Health Services Inc          Class A*
       11,800
        900 Pioneer Financial Services Inc
       22,500
        600 Poe & Brown Inc
       15,900
      2,900 Presidential Life Corp
       34,980
        675 RLI Corp
       22,528
      1,900 Reinsurance Group America Co
       89,538
      7,200 Reliance Group Holdings Inc
       65,700
        400 RightChoice Managed Care Inc            Class A*
        4,250
      1,900 Risk Capital Holdings Inc*
       36,813
      1,700 Selective Insurance Group Inc
       64,600
        700 State Auto Financial Corp
       12,600
        700 Trenwick Group Inc
       32,375
      3,900 UICI*
      126,750
        600 United Dental Care Inc*
       18,225
      1,075 United Fire & Casualty Co
       37,894
        700 United Wisconsin Services Inc
       18,375
      2,150 Vesta Insurance Group Inc
       67,456
      1,600 WR Berkley Corp
       81,200
      1,200 Washington National Corp
       33,000
      1,200 Zenith National Insurance Corp
       32,850
      1,300 Zurich Reinsurance Centre Holdings Inc
       40,625

   $3,684,093

LEASING --- 0.1%
      1,200 Financial Federal Corp*
       20,100
        600 Oxford Resources Corp Class A*
       18,525
      1,600 Renters Choice Inc*
       23,200

      $61,825

MFTG - CONSUMER PRODS. --- 7.6%
      2,000 ATC Communications Group Inc*
       26,500
        800 Action Performance Companies Inc*
       14,400
      4,400 Adolph Coors Co Class B
       83,600
        400 Advanced Lighting Technologies*
        9,700
      1,400 American Business Products Inc
       35,175
        400 American Eagle Outfitters Inc*
        3,150
      4,800 American Media Inc Class A*
       28,200
      2,200 Authentic Fitness Corp
       26,400
      1,200 BT Office Products International Inc*
       10,650
      3,550 Banta Corp
       81,206
      1,500 Bassett Furniture Industries Inc
       36,750
      1,700 Big Flower Press Holdings Inc*
       31,875
      2,000 Boston Beer Company Inc*
       20,500
      2,000 Bowne & Company Inc
       49,250
      2,100 Brown Group Inc
       38,588
      2,000 Buckeye Cellulose Corp*
       53,250
      7,200 Burlington Industries Inc*
       79,200
      1,100 Bush Industries Inc Class A
       21,175
        800 CSS Industries Inc*
       20,800
      3,500 Calgene Inc*
       17,500
      2,000 Canandaigua Wine Company Inc          Class B*
       67,000
      2,200 Catalina Marketing Corp*
      121,275
      5,660 Champion Enterprises Inc*
      110,370
      3,400 Chiquita Brands International Inc
       43,350
      2,100 Church & Dwight Inc
       48,038
        600 Coca-Cola Bottling Co
       29,250
      8,100 Collins & Aikman Corp*
       50,625
      2,200 Cone Mills Corp*
       17,325
        200 Culbro Corp*
       12,975
      1,300 Daka International Inc*
       12,513
      4,600 Dean Foods Co
      148,350
        700 Devon Group Inc*
       19,250
        315 Diana Corp*
        8,663
      3,950 Dimon Inc
       91,344
      1,100 Donnkenny Inc*
        5,088
      1,200 Dreyer's Grand Ice Cream Inc
       34,800
      4,800 Dura Pharmaceuticals Inc*
      229,200
      1,100 Earthgrains Co
       57,475
      1,000 Elcor Corp
       21,375
      1,600 Ethan Allen Interiors Inc
       61,600
        500 Fab Industries Inc
       13,750
         68 Farmer Brothers Co
       10,336
      1,000 Fibreboard Corp*
       33,750
      1,000 Fieldcrest Cannon Inc*
       16,000
      6,700 Flowers Industries Inc
      144,050
      1,400 FoodBrands America Inc*
       19,250
      1,900 Franklin Quest Co*
       39,900
      1,700 Galoob (Lewis) Toys Inc*
       23,800
      1,800 Gibson Greetings Inc*
       35,325
      2,000 Golden Books Family              Entertainment Inc.*
       22,250
      1,400 Guilford Mills Inc
       37,275
      2,900 Gymboree Corp*
       66,338
      2,700 HON Industries Inc
       89,100
      1,910 Harte-Hanks Communications Inc
       53,003
      2,900 Hartmarx Corp*
       16,313
      2,900 Herman Miller Inc
      164,213
      2,800 Hollinger International Inc
       32,200
      1,700 Houghton Mifflin Co
       96,263
      2,450 Hudson Foods Inc Class A
       46,550
      1,100 Insilco Corp*
       42,350
      2,700 Interface Inc Class A
       54,338
        800 International Imaging Materials Inc*
       18,200
      1,900 International Multifoods Corp
       34,438
      3,400 JM Smucker Co Class A
       59,925
      1,300 JP Foodservice Inc*
       36,238
      3,500 John H Harland Co
      115,500
      1,500 John Wiley & Sons Inc Class A
       48,375
      3,900 Jostens Inc
       82,388
      2,100 Just For Feet Inc*
       55,125
      2,200 Justin Industries Inc
       25,300
      1,615 K2 Inc
       44,413
      2,450 Kellwood Co
       49,000
        700 Kenneth Cole Productions Inc Class A*
       10,850
      2,100 Kimball International Inc Class B
       86,888
      1,800 Kinetic Concepts Inc
       22,050
      1,500 La-Z-Boy Chair Co
       44,250
      1,700 Lance Inc
       30,600
      1,859 Land's End Inc*
       49,264
      2,000 Lydall Inc*
       45,000
        500 Mafco Consolidated Group*
       12,688
        200 Manhattan Bagel Company Inc*
        1,450
        700 Marisa Christina Inc*
        5,775
      3,500 McClatchy Newspapers Inc Class A
      122,500
      1,400 Media General Inc Class A
       42,350
        600 Merrill Corp
       13,800
      1,400 Michael Foods Inc
       17,850
      2,400 Mohawk Industries Inc*
       52,800
        900 Morningstar Group Inc*
       17,663
        400 National Presto Industries Inc
       14,950
      1,775 Nature's Sunshine Products Inc
       31,950
      1,400 New England Business Service Inc
       30,100
      1,600 Northland Cranberries Inc Class A
       36,800
      1,300 Oshkosh B'Gosh Inc
       19,825
        900 ParExel International Corp*
       46,463
      1,900 Pepsi-Cola Puerto Rico Bottling Company Class B*
        7,600
      1,000 Performance Food Group Co*
       15,500
      1,000 Petes Brewing Co*
        8,000
      2,700 Phillips Van-Heusen Corp
       38,813
        500 Pilgrims Pride Corp
        4,313
      2,100 Playboy Enterprises Inc*
       20,475
      2,900 Playtex Products Inc*
       23,200
      1,300 Ply-Gem Industries Inc
       16,088
      6,500 Premark International Inc
      144,625
        733 Pulitzer Publishing Co Class B
       33,993
        800 Quicksilver Inc*
       17,100
      1,000 Redhook Ale Brewery Inc*
        9,625
        800 Riviana Foods Inc
       13,800
        900 Robert Mondavi Corp Class A*
       32,850
      1,300 Samsonite Corp*
       49,888
        900 Sanderson Farms Inc
       15,075
      2,400 Savannah Foods & Industries Inc
       32,400
      1,400 Scholastic Corp*
       94,150
      1,800 Schweitzer-Mauduit International Inc
       56,925
      1,500 Scientific Games Holdings Corp*
       40,125
         32 Seaboard Corp
        8,512
      1,900 Smithfield Foods Inc*
       72,200
      2,800 Sola International Inc*
      106,400
      1,600 Springs Industries Inc Class A
       68,800
      1,300 Starter Corp*
        7,475
        300 Steck-Vaughn Publishing Corp*
        3,300
      1,300 Strategic Distribution Inc*
       10,238
      5,800 Stride Rite Corp
       58,000
        900 The Timberland Co Class A*
       34,200
      2,081 Tootsie Roll Industries Inc
       82,460
      4,900 Topps Company Inc*
       19,600
      1,700 Triangle Pacific Corp*
       40,905
        700 USA Detergents Inc*
       29,138
      1,100 Unitog Co
       29,975
      4,000 Universal Corp
      128,500
      3,000 Universal Foods Corp
      105,750
      1,400 Universal Forest Products Inc
       18,550
      2,500 Valassis Communications Inc*
       52,813
      1,200 Valhi Inc
        7,650
      1,850 WLR Foods Inc
       22,894
        400 Waverly Inc
        9,500
      1,900 Westpoint Stevens Inc*
       56,763
      3,225 Wolverine World Wide Inc
       93,525
      4,000 World Color Press Inc*
       77,000

   $6,077,550

MFTG - INDUSTRIAL PRODS --- 14.7%
      4,300 A Schulman Inc
      105,350
      1,300 ABT Building Products Corp*
       32,500
      1,400 AT Cross Co Class A
       16,275
        700 Advanced Energy Industries*
        3,763
        400 Ag-Chem Equipment Company Inc*
        7,300
      1,500 Agouron Pharmaceutical Inc*
      101,625
        900 Alamo Group Inc
       15,413
      2,900 Albany International Corp Class A
       67,063
      1,700 Alkermes Inc*
       39,525
      3,400 Alliance Pharmaceutical Corp*
       46,325
      1,000 Allied Products Corp
       29,750
        900 Alltrista Corp*
       23,175
      1,500 Alpharma Inc Class A
       21,375
      1,800 Alteon Inc*
        9,450
      1,000 Amcast Industrial Corp
       24,750
        200 American Financial Enterprises Inc
        5,550
        600 American Homestar Corp*
       13,650
        400 Ameron International Inc
       20,650
      2,300 Amylin Pharmaceuticals Inc*
       29,900
        600 Aphton Corp*
       11,700
      1,400 Applied Power Inc Class A
       55,475
      2,100 Aptargroup Inc
       74,025
      4,100 Arcadian Corp
      108,650
     10,100 Armco Inc*
       41,663
      1,100 Armor All Products Corp
       20,900
      2,600 Arvin Industries Inc
       64,350
      1,800 Aviall Inc*
       16,650
      3,200 BMC Industries Inc
      100,800
      2,800 BWIP Holding Inc
       46,200
        300 Bacou USA Inc*
        4,988
      3,500 Ball Corp
       91,000
      2,349 Banctec Inc*
       48,448
        550 Barr Labs Inc*
       13,956
      2,700 Belden Inc
       99,900
      5,400 Bio-Technology General Corp*
       70,875
      3,300 Birmingham Steel Corp
       62,700
      1,494 Block Drug Inc Class A
       68,724
      1,300 Blount International Inc Class A
       49,888
      1,800 Brush Wellman Inc
       29,475
        700 Bush Boake Allen Inc*
       18,638
        750 Butler Manufacturing Co
       30,375
      2,200 COR Therapeutics Inc*
       21,725
      4,700 Calgon Carbon Corp
       57,575
      1,300 Cambrex Corp
       42,575
      2,800 Camco International Inc
      129,150
      2,900 Caraustar Industries Inc
       96,425
      1,500 Carlisle Companies Inc
       90,750
      1,800 Carpenter Technology Corp
       65,925
        900 Carrington Laboratories Inc*
        6,975
      1,100 Cascade Corp
       17,738
      1,200 Casino Data Systems Co*
        8,250
      1,300 Centex Construction Products Inc
       23,400
      2,800 Cephalon Inc*
       57,400
        600 Chaparral Steel Co
        7,275
      1,000 Chase Brass Industries Inc*
       19,875
      1,000 Chemed Corp
       36,500
        450 Chicago Miniature Lamp Inc*
       18,675
      4,600 Cincinnati Milacron Inc
      100,625
        800 Citation Corp*
        8,200
      1,700 Clarcor Inc
       37,613
        700 Coastcast Corp*
       10,150
        600 Columbus McKinnon Corp
        9,375
      1,600 Commercial Intertech Corp
       21,800
      1,000 Commonwealth Aluminum Corp
       15,375
      2,700 Computer Network Technology Corp*
       13,500
        800 Copley Pharmaceutical Inc*
        7,400
      5,300 Copytele Inc*
       26,166
      7,998 Crompton & Knowles Corp
      153,962
      1,600 Cuno Incorporated*
       23,800
        300 Curtiss-Wright Corp
       15,113
      1,900 Cygnus Inc*
       27,550
      2,200 Cytel Corp*
        7,561
      5,500 Cytogen Corp*
       30,250
        600 DT Industries Inc
       21,000
        600 Day Runner Inc*
       11,700
      2,800 Dexter Corp
       89,250
      2,850 Duriron Company Inc
       77,306
      2,000 Dynatech Corp*
       88,500
      1,600 Energy Ventures Inc*
       81,400
      1,400 Epitope Inc*
       16,100
      2,100 Exide Corp
       48,300
      2,600 FSI International Inc*
       39,000
      4,800 Fedders Corp
       30,000
      3,100 Ferro Corp
       87,963
        800 Florida Rock Industries Inc
       26,200
      1,600 Foamex International Inc*
       26,400
        500 Fossil Inc*
        6,750
        900 Franklin Electronic Publishers Inc*
       10,913
      1,400 Fuisz Technologies Ltd*
       11,025
      3,816 Fulton Financial Corp
       82,044
      1,000 Furon Co
       21,250
        950 Gasonics International Corp*
        9,738
      6,300 Gaylord Container Corp Class A*
       38,588
      4,200 Genelabs Technologies Inc*
       25,725
        700 General Binding Corp
       20,825
        900 General Scanning Inc*
       10,575
      1,400 Geneva Steel Co Class A*
        4,200
      3,000 Gensia Inc*
       13,875
      2,000 Gerber Scientific Inc
       29,750
        400 Gibraltar Steel Corp*
       10,500
      3,400 Gilead Sciences Inc*
       85,000
        400 Gleason Corp
       13,250
      2,600 Global Industries Technologies Inc*
       57,525
      2,500 Goulds Pumps Inc
       57,343
      1,475 Graco Inc
       36,138
      1,900 Greenfield Industries Inc
       58,188
        800 Greenwich Air Services Inc Class A
       18,000
      2,500 Greif Brothers Corp Class A
       70,625
      3,500 Griffon Corp*
       42,875
      1,600 HB Fuller Co
       75,200
      1,600 Handy & Harman
       28,000
        800 Helix Technology Corp
       23,200
        600 Huntco Inc Class A
        8,850
      3,902 ICN Pharmaceuticals Inc
       76,577
      3,400 ICOS Corp*
       25,925
      1,950 IDEX Corp
       77,756
      1,200 IMCO Recycling Inc
       17,550
      2,200 Imclone Systems Inc*
       21,450
      1,700 Immune Response Corp*
       14,025
      2,100 Immunex Corp*
       40,950
      2,400 Immunomedics Inc*
       13,200
      1,000 In Focus Systems Inc*
       21,625
        975 Inbrand Corp*
       20,475
      1,423 Intermagnetics General Corp*
       17,076
      2,000 Intermet Corp
       32,250
      1,800 Ionics Inc*
       86,400
      2,900 Isis Pharmaceuticals Inc*
       52,200
      2,100 J&L Specialty Steel Inc
       23,888
      2,500 Jones Medical Industries Inc
       91,563
      1,200 KFX Inc*
        6,600
      1,100 Kaiser Aluminum Corp*
       12,788
      1,900 Kaydon Corp
       89,538
      3,100 Kennametal Inc
      120,513
      1,000 Kronos Inc*
       32,000
      2,200 Kulicke & Soffa Industries Inc*
       41,800
        800 LL Knickerbocker Co*
        5,100
        300 Landec Corp*
        2,288
      3,500 Lawter International Inc
       44,188
        800 Learonal Inc
       18,400
      1,600 Libbey Inc
       44,600
      1,200 Life Technologies Inc
       30,000
      2,698 Ligand Pharmaceuticals Inc Class B*
       40,133
      2,150 Lilly Industries Inc Class A
       39,238
      2,900 Lincoln Electric Co
       95,338
        700 Lindsay Manufacturing Co
       32,725
      3,900 Liposome Company Inc*
       74,588
        500 Liqui-Box Corp
       16,250
      1,300 Lone Star Industries Inc
       47,938
      2,400 Lone Star Technologies Inc*
       40,800
      1,700 Lukens Inc
       34,213
        600 MacDermid Inc
       16,500
      1,400 Marquette Medical Systems Class A*
       30,975
      1,750 Material Sciences Corp*
       31,500
      2,100 Matrix Pharmaceuticals Inc*
       12,863
        900 Matthews International Corp Class A
       25,425
        700 McGrath Rentcorp
       18,025
        700 McWhorter Technologies Inc*
       16,013
      1,600 Medimmune Inc*
       27,200
      1,900 Medusa Corp
       65,313
      1,400 Mercer International Inc
       14,350
      1,000 Meridian Diagnostics Inc
       13,000
      4,100 Microchip Technology Inc*
      208,588
        900 Micros Systems Inc*
       27,675
        900 Mikasa Inc*
        9,225
      2,600 Minerals Technologies Inc
      106,600
      3,302 Mississippi Chemical Corp
      132,239
      2,500 Modine Manufacturing Co
       66,875
      1,086 Mosinee Paper Corp
       38,553
      2,000 Mueller Industries Inc*
       77,000
      2,100 Mycogen Corp*
       45,150
      1,462 Myers Industries Inc
       24,671
      3,600 NABI Inc*
       31,500
      1,900 NBTY Inc*
       36,100
        400 NCH Corp
       24,100
        700 NCI Building Systems Inc*
       24,150
      2,800 NL Industries Inc
       30,450
        975 NN Ball & Roller Inc
       14,869
        800 Nacco Industries Inc Class A
       42,800
      2,400 National Steel Corp*
       22,200
      1,400 Northfield Laboratories Inc*
       15,050
      1,900 Novellus Systems Inc*
      102,955
      1,700 Noven Pharmaceuticals Inc*
       23,800
      2,600 Nu-Kote Holding Inc Class A*
       26,650
      1,400 O'Sullivan Corp
       15,400
      2,300 Oncogene Science Inc*
       14,663
      1,100 Oneida Ltd
       19,800
      1,000 Optical Data Systems Inc*
       12,000
        900 Oregon Metallurgical Corp
       29,025
      2,600 Oregon Steel Mills Inc
       43,550
      1,475 Organogenesis Inc*
       34,109
      1,150 Osmonics Inc*
       25,300
      2,300 Outboard Marine Corp
       37,950
      3,000 PH Glatfelter Co
       54,000
      1,200 Paragon Trade Brands Inc*
       36,000
        900 Park-Ohio Industries Inc*
       11,588
      2,693 Paxar Corp*
       46,454
      1,000 Penn Engineering & Manufacturing Corp-Class A
       20,750
      4,300 Pentair Inc
      138,675
      7,800 Perrigo Co*
       71,175
        700 Petrolite Corp
       33,600
      1,050 Photronics Inc*
       28,613
      3,200 Polaris Industries Inc
       76,000
      1,500 Pope & Talbot Inc
       23,813
      1,400 Possis Corp*
       29,225
      2,400 Power Control Technologies Inc*
       18,000
      2,350 Precision Castparts Corp
      116,619
      1,300 Protein Design Labs Inc*
       47,450
        500 Puerto Rican Cement Company Inc
       15,625
      1,400 Quanex Corp
       38,325
      1,400 RMI Titanium Co*
       39,375
      2,600 RP Scherer Corp*
      130,650
      1,100 RailTex Inc*
       27,775
      2,400 Regal-Beloit Corp
       47,100
      2,300 Regeneron Pharmaceuticals Inc*
       37,088
        900 Reliance Steel & Aluminum Co
       31,500
      2,200 Rexene Corp
       29,975
        900 Robbins & Myers Inc
       22,500
      1,400 Roberts Pharmaceutical Corp*
       15,750
      1,800 Robotic Vision Systems Inc*
       21,375
      3,850 Rock-Tenn Co Class A
       76,038
      1,500 Roper Industries Inc
       58,688
      1,000 Rouge Steel Co Class A
       21,125
      1,100 Russ Berrie & Company Inc
       19,800
        700 SPS Technologies Inc*
       44,975
        500 Schnitzer Steel Industries Inc Class A
       12,813
      1,600 SciClone Pharmaceuticals Inc*
       12,800
      4,100 Scios Nova Inc*
       25,174
      1,100 Scotsman Industries Inc
       25,988
      2,200 Scotts Co Class A*
       43,725
        900 Sequa Corp Class A*
       35,325
        600 Shiloh Corp*
        9,750
      1,700 Shorewood Packaging Corp*
       33,150
      3,500 Silicon Valley Group Inc*
       70,438
        550 Simula Inc*
        7,425
      2,400 Somatix Therapy Corp*
        7,949
      2,100 Somatogen Inc*
       23,100
      2,000 Southdown Inc
       62,250
      1,800 Spartech Corp
       20,025
      1,200 Specialty Equipment Companies Inc*
       15,000
        100 Spinnaker Industries Class A*
        5,800
      2,400 Stac Inc*
       15,900
      1,400 Standex International Corp
       43,225
        800 Steel Technologies Inc
       10,600
      1,000 Stepan Co
       20,375
      3,600 Stewart & Stevenson Services Inc
      104,850
      2,200 Sturm Ruger Company Inc
       42,625
      2,100 Synetic Inc*
      101,850
        500 Syratech Corp*
       15,750
      1,000 Techne Corp*
       26,000
      1,900 Telxon Corp
       23,275
      1,000 Tennant Co
       27,500
      1,300 Texas Industries Inc
       65,813
      1,300 The Manitowoc Company Inc
       52,650
      1,850 TheraTech Inc*
       24,513
        500 Thermo Power Corp*
        3,969
        400 Thermo TerraTech Inc*
        3,950
      1,475 Thomas Nelson Inc
       21,941
      1,650 Titan Wheel International Inc
       21,038
      1,400 Toro Co
       51,100
        700 Tower Automotive Inc*
       21,875
        850 Tredegar Industries Inc
       34,106
        500 Tremont Corp*
       18,063
      1,800 Trimas Corp
       42,975
      3,100 Trinova Corp
      112,763
      1,600 Tseng Labs Inc*
        5,000
        500 TurboChef Inc*
       11,063
      4,000 Tyco Toys Inc*
       47,000
      2,600 UNR Industries Inc
       15,600
      2,100 Ultratech Stepper Inc*
       49,875
      1,300 United States Can Corp*
       21,938
      4,425 United States Filter Co*
      140,494
      2,400 Uromed Corp*
       23,400
      1,000 Valmont Industries Inc
       41,250
      1,800 Valspar Corp
      101,925
      1,300 Vans Inc*
       16,250
      2,000 Varco International Inc*
       46,250
      2,100 Vertex Pharmaceuticals Inc*
       84,525
      1,700 Vical Inc*
       28,050
      2,000 Vivus Inc*
       72,500
        800 WD-40 Co
       40,812
      2,500 WH Brady Co Class A
       61,563
      1,000 Walbro Corp
       18,250
      4,200 Wang Laboratories Inc*
       85,050
      2,200 Watts Industries Inc Class A
       52,525
      3,262 Wausau Paper Mills Co
       60,347
      3,400 Wellman Inc
       58,225
      1,500 West Inc
       42,375
      2,100 Westinghouse Air Brake Co
       26,513
      1,300 Whittaker Corp*
       16,413
      2,100 Williams Industries Inc*
       42,000
      1,600 Wolverine Tube Inc*
       56,400
      2,300 Wyman Gordon Co*
       51,175
      1,100 Wynn's International Inc
       34,788
      1,900 Xircom Inc*
       41,325
      1,600 Zero Corp
       32,000
      2,600 Zila Inc*
       17,225
        900 Zoltek Companies Inc*
       32,738

  $11,822,490

MINING --- 0.9%
      2,000 AMCOL International Corp
       31,500
      5,800 Amax Gold Inc*
       36,975
        900 Ashland Coal Inc
       24,975
     26,300 Battle Mountain Gold Co
      180,813
      2,200 Calmat Co
       41,250
      1,200 Cleveland-Cliffs Inc
       54,450
      2,500 Coeur D'Alene Mines Co
       37,813
      1,500 Dravo Corp*
       21,188
      3,004 Getchell Gold Corp*
      115,279
      5,900 Helca Mining Co*
       33,188
        700 Maxxam Inc*
       33,338
      1,400 Royal Gold Inc*
       18,725
      1,700 Stillwater Mining Co*
       30,813
     25,400 Sunshine Mining Co*
       23,800
        550 Thermo Ecotek Corp*
        8,388
      1,700 Zeigler Coal Holding Co
       36,338

     $728,833

OIL & GAS --- 3.5%
        600 Atwood Oceanics Inc*
       38,100
      4,218 BJ Services Company USA*
      215,118
        700 Belco Oil & Gas Corp*
       19,163
      1,100 Belden & Blake Corp*
       28,050
      3,300 Benton Oil & Gas Co*
       74,663
      2,200 Berry Petroleum Co Class A
       31,625
      2,100 Box Energy Corp*
       19,163
      2,400 Cabot Oil & Gas Corp
       41,100
      1,700 Cairn Energy USA Inc*
       17,000
        800 Cliffs Drilling Co*
       50,600
      1,800 Cross Timbers Oil Co
       45,225
        800 Crown Central Petroleum Corp            Class A*
        9,900
      2,200 Devon Energy Corp
       76,450
      1,400 Falcon Drilling Company Inc*
       54,950
      1,300 Flores & Rucks Inc*
       69,225
      1,100 Forcenergy Inc*
       39,875
      2,600 Forest Oil Corp*
       45,825
      3,100 Freeport-McMoRan Inc
       99,588
        800 Giant Industries Inc
       11,200
      4,000 Giddings & Lewis Inc
       51,500
      2,500 Global Industries Ltd*
       46,563
      9,000 Harken Energy Corp*
       27,000
      2,900 Helmerich & Payne Inc
      151,163
        600 Holly Corp
       16,050
        300 Hondo Oil & Gas Co*
        3,263
      1,400 Hugoton Energy Corp*
       14,175
      3,200 Kelley Oil & Gas Corp*
        7,798
      1,700 Lomak Petroleum Inc
       29,113
        800 Louis Dreyfus Natural Gas Corp*
       13,700
      4,800 Marine Drilling Companies Inc*
       94,498
      7,500 Mesa Inc
       39,375
      4,300 Mitchell Energy & Development Corp Class A
       96,213
      4,200 Newfield Exploration Co*
      109,200
      1,245 Newpark Resources Inc*
       46,376
      1,400 Nuevo Energy Co*
       72,800
      2,700 Oceaneering International Inc*
       42,863
      4,100 Parker & Parsley Petroleum Co
      150,675
      6,400 Parker Drilling Co*
       61,600
      2,000 Plains Resources Inc*
       31,250
      2,000 Pool Energy Services Co*
       30,750
        900 Production Operators Corp
       41,850
      4,100 Quaker State Corp
       57,913
      1,200 Seitel Inc*
       48,000
      3,200 Snyder Oil Corp
       55,600
      1,700 Solv-Ex Corp*
       23,800
      1,000 Stone Energy Corp*
       29,875
      1,500 Swift Energy Co*
       44,813
      3,000 Tesoro Petroleum Corp*
       42,000
      2,200 Tom Brown Inc*
       45,925
      4,800 Tuboscope Vetco International Corp*
       74,400
      3,220 United Meridian Corp*
      166,635
      1,000 Veritas Software Corp*
       18,500
      1,200 Vintage Petroleum Inc
       41,400

   $2,813,456

OTHER ASSET-BACKED --- 0.1%
      3,637 Financial Security Assurance              Holdings Ltd
     119,566

     $119,566

OTHER TRANS. SERVICES --- 1.0%
      2,600 APL Ltd
       61,425
      2,400 American Freightways Corp*
       26,700
      1,500 Brightpoint Inc*
       44,625
      2,800 Expeditors International of Washington Inc
       64,400
      1,000 Frozen Food Express Industries Inc
        9,000
      2,300 GATX Corp
      111,550
      5,300 Greyhound Lines Inc*
       20,538
      1,300 Harper Group Inc
       30,875
      1,784 Heartland Express Inc*
       43,485
      2,600 JB Hunt Transport Services Inc
       36,400
        200 Knight Transportation Inc*
        3,800
      1,500 Landstar System Inc*
       34,875
      1,000 MS Carriers Inc*
       16,000
      1,800 Miller Industries Inc*
       36,000
      3,200 Overseas Shipholding Group Inc
       54,400
      1,500 Roadway Express Inc
       29,063
      1,100 Rural/Metro Corp*
       39,600
      2,600 USFreightways Corp
       71,336
      2,450 Werner Enterprises Inc
       44,406

     $778,478

RAILROADS --- 0.1%
      1,000 ABC Rail Products Corp*
       19,875
        400 Florida East Coast Industries Inc
       34,950

      $54,825

REAL ESTATE --- 3.7%
        400 Alexanders Inc*
       31,650
      1,700 Amresco Inc*
       45,475
      1,400 Apartment Investment & Management Co Class A
       39,550
        800 Avatar Holdings Inc*
       25,600
      3,600 Beacon Properties Corp
      131,850
      2,000 Burnham Pacific Properties Inc
       30,000
      1,700 CCB Financial Corp
      116,025
      5,200 CWM Mortgage Holdings Inc
      111,800
      1,700 Cali Realty Corp
       52,488
      8,600 Catellus Development Corp*
       97,825
      1,100 Charles E Smith Residential Realty Inc
       32,175
      2,400 Crescent Real Estate Equities Inc
      126,600
      2,000 Del Webb Corp
       32,750
      2,100 Evans Withycombe Residential Inc
       44,100
      2,600 Felcor Suite Hotels Inc
       91,975
      2,800 First Industrial Realty Trust Inc
       85,050
        400 Forest City Enterprises Inc Class A
       24,200
      1,800 Gables Residential Trust
       52,200
      3,100 General Growth Properties Inc
       99,975
      3,600 Highwood Properties Inc
      121,500
      2,176 Horizon Group Inc
       43,248
      2,600 Hospitality Properties Trust
       75,400
      3,500 Insignia Financial Group Inc Class A*
       78,750
      2,100 Irvine Apartment Communities Inc
       52,500
      1,300 JDN Realty Corp
       35,913
      1,300 Meridian Industrial Trust Inc
       27,300
      4,200 Merry Land & Investment Company Inc
       90,300
      1,200 Mid-America Apartment              Communities Inc
       34,650
      1,700 Mills Corp
       40,588
        800 NHP Inc*
       12,400
      1,700 Paragon Group Inc
       30,175
      2,500 Post Properties Inc
      100,625
      1,600 Price Enterprises Inc
       27,800
      1,300 ROC Communities Inc
       36,075
      2,600 Realty Income Corp
       62,075
      1,000 Reckson Associates Realty Corp
       42,250
      1,100 Redwood Trust Inc
       40,975
      2,300 Resource Mortgage Capital Inc
       67,563
        900 Sovran Self Storage Inc
       28,125
      3,500 Spieker Properties Inc
      126,000
      1,200 Storage Trust Realty
       32,400
      1,000 The Price Real Estate Investment           Trust Inc
       38,500
      1,400 Trinet Corporate Realty Trust Inc
       49,700
      3,200 Trustmark Corp
       81,600
        900 Universal Health Realty Income Trust
       18,450
      1,100 Urban Outfitters Inc*
       14,300
      1,500 Urban Shopping Centers Inc
       43,500
      2,800 Vornado Realty Trust
      147,000
      1,300 Walden Residential Properties Inc
       32,338
      1,300 Weeks Corp
       43,225

   $2,946,513

RETAIL TRADE --- 5.7%
      3,500 Americredit Corp*
       71,750
      1,500 Amre Inc*
        2,438
      2,700 AnnTaylor Stores Corp*
       47,250
      2,900 Apple South Inc
       39,150
      3,600 Applebees International Inc
       99,000
      3,075 Arbor Drugs Inc
       53,428
      1,250 BMC West Corp*
       15,313
      1,200 Baby Superstore Inc*
       28,800
      3,700 Best Buy Inc*
       39,313
        900 Blair Corp
       17,325
      4,900 Bob Evans Farms Inc
       66,150
      4,300 Bombay Company Inc*
       19,888
      1,200 Books-A-Million Inc*
        8,250
        200 Buckle Inc*
        5,000
      5,121 Buffets Inc*
       46,729
      1,800 Burlington Coat Factory                Warehouse Corp*
      23,400
      2,200 CKE Restaurants Inc
       79,200
      5,700 CML Group Inc
       19,238
      1,900 Carson Pirie Scott & Co*
       47,975
      3,000 Caseys General Stores Inc
       56,250
      2,976 Cash America International Inc
       25,296
      2,700 Cato Corp Class A
       13,500
     10,900 Charming Shoppes Inc*
       55,176
      1,000 Cheesecake Factory Inc*
       18,125
      5,500 Claire's Stores Inc
       71,500
      1,300 Cole National Corp  Class A*
       34,125
      1,290 Consolidated Products Inc*
       25,155
        900 Copart Inc*
       11,813
        148 Dart Group Corp Class A
       13,764
        700 Delchamps Inc
       13,563
      1,000 Discount Auto Parts Inc*
       23,375
      2,400 Donaldson Company Inc
       80,400
      2,300 Duty Free International Inc
       33,350
      2,200 Eagle Hardware & Garden Inc*
       45,650
      1,700 Egghead Inc*
        8,925
      1,100 Encad Inc*
       45,375
      1,900 Express Scripts Inc*
       68,163
      1,600 Fabri-Centers of America Inc Class A*
       25,800
      4,800 Family Dollar Stores Inc
       97,800
      5,400 Fingerhut Companies Inc
       66,150
      4,500 Foodmaker Inc*
       39,938
      3,100 Fred Meyer Inc*
      110,050
      1,600 Friedmans Inc Class A*
       23,600
      7,000 Furniture Brands International Inc*
       98,000
      1,000 Gadzooks Inc*
       18,250
      2,000 Garden Ridge Corp*
       17,250
      3,100 Gencorp Inc
       56,188
      2,900 Genesco Inc*
       26,825
        800 Getty Petroleum Corp
       13,000
      7,700 HEARx Ltd*
       21,652
      2,500 Hancock Fabrics Inc
       25,938
        700 Hardinge Inc
       18,638
      3,500 Hechinger Co Class A
        7,217
      5,700 Heilig-Meyers Co
       92,625
      2,500 Hollywood Entertainment Corp*
       46,250
      1,000 IHOP Corp*
       23,625
        800 Ingles Markets Inc Class A
       10,000
      3,500 Intelligent Electronics Inc*
       28,000
      1,700 International Dairy Queen Inc Class A*
       34,000
      1,900 Landrys Seafood Restaurant Co*
       40,613
        800 Longhorn Steaks Inc*
       15,100
      1,600 Longs Drug Stores Corp
       78,600
      2,800 Luby's Cafeterias Inc
       55,650
      3,000 MacFrugal's Bargains-Close-Outs Inc*
       78,375
      2,300 Michaels Stores Inc*
       27,600
      2,000 NPC International Inc*
       16,500
      1,700 National Media Corp*
       11,900
        500 O'Reilly Automotive Inc*
       16,000
      1,500 Papa John's International Inc*
       50,625
      4,600 Payless Cashways Inc*
        9,200
      1,750 Petco Animal Supplies Inc*
       36,313
      2,900 Petroleum Heat & Power Co
       18,488
      5,230 Pier 1 Imports Inc
       92,179
      2,000 Proffitts Inc*
       73,750
        800 Quality Dining Inc*
       14,300
      1,000 Quality Food Centers Inc*
       33,750
      1,000 Rainforest Cafe Inc*
       23,500
      1,150 Rexall Sundown Inc*
       31,265
      4,355 Rite Aid Corp
      173,111
      2,900 Ross Stores Inc
      145,000
      1,650 Ruby Tuesday Inc
       30,525
      3,100 Ruddick Corp
       43,400
      6,100 Ryan's Family Steak Houses Inc*
       41,938
      1,400 SPX Corp
       54,250
      1,450 Sbarro Inc
       36,975
     11,600 Service Merchandise Co Inc*
       49,300
      4,300 Shoney's Inc*
       30,100
      2,000 Shopko Stores Inc
       30,000
      1,800 Showbiz Pizza Time Inc*
       32,625
      1,419 Smiths Food & Drug Centers Inc
       43,989
      1,500 Sonic Corp*
       38,250
      2,250 Sports & Recreation Inc*
       17,438
      1,800 St John Knits Inc
       78,300
      1,900 Stant Corp
       29,925
      1,000 Stein Mart Inc*
       20,250
        800 Strawbridge & Clothier Class A
       12,700
      1,700 TJ International Inc
       39,525
      1,800 The Dress Barn Inc*
       27,000
      1,450 The Men's Wearhouse Inc*
       35,525
      3,650 The Sports Authority Inc*
       79,388
      2,680 Triarc Companies Inc Class A*
       30,820
      3,900 US Office Products Co*
      133,088
      1,100 Value City Department Stores Inc*
       11,550
      3,300 Valuevision International Inc Class A*
       17,738
      3,600 Waban Inc*
       93,600
        600 Wet Seal Inc Class A*
       12,825
      2,000 Whole Foods Market Inc*
       45,000
      2,175 Williams-Sonoma Inc*
       79,116
      1,000 Wilmar Industries Inc*
       27,750
      3,800 Zale Corp*
       72,675

   $4,611,282

SECURITIES & COMMODITIES --- 0.8%
      1,700 Alex Brown Inc
      123,250
        400 Capital American Financial Corp
       14,550
      1,860 Downey Financial Corp
       36,503
      1,600 Great Financial Corp
       46,600
      1,450 Inter-Regional Financial Group Inc
       51,113
      1,100 Jefferies Group Inc
       44,413
        700 John Nuveen Co Class A
       18,550
      1,600 Legg Mason Inc
       61,600
      1,000 McDonald & Co Investments Inc
       34,750
      1,700 Morgan Keegan Inc
       29,113
      5,000 Phoenix Duff & Phelps Corp
       35,625
      1,200 Piper Jaffray Companies Inc
       18,750
      1,225 Quick & Reilly Group Inc
       36,597
      1,800 Raymond James Financial Inc
       54,225
        200 Value Line Inc
        8,850

     $614,489

TELEPHONE --- 0.2%
      4,200 Aliant Communications Inc
       71,400
      1,500 CFW Communications Co
       33,188
      1,800 MIDCOM Communications Inc*
       15,300
        800 Tekelec*
       12,600
        900 Tel-Save Holdings Inc*
       26,100
        850 Transaction Network Services Inc*
        9,775
      1,400 TresCom International Inc*
       11,200

     $179,563

TRANSPORTATION EQUIPMENT --- 1.6%
      1,800 AAR Corp
       54,450
      1,800 AO Smith Corp
       53,775
      2,500 Arctic Cat Inc
       24,688
      1,300 Avondale Industries Inc*
       27,950
      2,000 BE Aerospace Inc*
       54,250
      1,600 Borg-Warner Automotive Inc
       61,600
      1,400 Borg-Warner Security Corp*
       15,050
      1,600 Breed Technologies Inc
       41,600
        700 Cannondale Corp*
       15,750
      1,700 Coachmen Industries Inc
       48,238
      1,200 Covenant Transport Inc Class A*
       17,250
      1,000 Detroit Diesel Corp*
       23,000
      4,000 Federal-Mogul Corp
       88,000
      3,500 Gentex Corp*
       70,438
        600 Greenbrier Companies Inc
        6,225
      1,500 Huffy Corp
       21,563
      3,800 Mascotech Inc
       62,225
      8,700 Navistar International Corp*
       79,388
      3,300 Orbital Sciences Corp*
       56,925
        700 RPC Inc*
       10,500
      2,500 Rohr Inc*
       56,563
      1,900 Simpson Industries Inc
       20,691
      1,000 Skyline Corp
       24,750
        900 Standard Motor Products Inc
       12,488
      1,700 Standard Products Co
       43,350
      2,500 Superior Industries International Inc
       57,813
      2,100 Thiokol Corp
       93,975
        600 Thor Industries Inc
       15,150
      2,150 Wabash National Corp
       39,506
        900 West Marine Inc*
       25,425
      1,700 Winnebago Industries Inc
       12,325
      1,800 Xtra Corp
       78,075

   $1,312,976

WATER --- 0.5%
        800 Aquarion Co
       22,300
        700 California Water Service Co
       29,400
      2,000 Culligan Water Technologies Inc*
       81,000
        900 E'Town Corp
       28,463
      3,000 Kirby Corp*
       59,250
      3,200 OMI Corp*
       28,000
      1,850 Philadelphia Suburban Corp
       36,769
      1,100 Seacor Holdings Inc*
       69,300
        900 Southern California Water Co
       19,575
      2,900 United Water Resources Inc
       44,950
        800 Western Water Co*
       11,600

     $430,607

WHOLESALE TRADE - INDL --- 1.0%
      1,275 AM Castle & Co
       24,544
      1,900 Alliance Entertainment Corp*
        3,563
      1,500 Barnett Inc*
       40,875
      3,610 Barrett Resources Corp*
      153,876
      1,450 Bearings Inc
       40,419
        900 Bindley Western Industries Inc
       17,438
      1,400 Cort Business Services Corp*
       28,875
      1,980 Foxmeyer Health Corp*
        3,218
      1,583 Healthdyne Technologies Inc*
       14,049
        900 Hunt Manufacturing Co
       16,313
      2,600 Isolyser Company Inc*
       18,200
        800 Lawson Products Inc
       17,500
      1,650 Microage Inc*
       33,000
      4,400 Nautica Enterprises Inc*
      111,100
      2,200 OM Group Inc
       59,400
      1,500 Patterson Dental Co*
       42,375
      2,625 Pioneer Standard Electronics Inc
       34,453
      1,000 Sodak Gaming Inc*
       15,375
      2,700 TBC Corp*
       20,250
      3,200 Top Source Technologies Inc*
        8,000
        500 Tractor Supply Co*
       10,313
      1,400 Wyle Electronics
       55,300

     $768,436

WHOLESALE TRADE -CONSUMER --- 1.6%
      1,500 ACX Technologies Inc*
       29,813
      1,600 APS Holding Corp Class A*
       24,800
      2,700 Amerisource Health Corp Class A*
      130,275
        400 Barnes Group Inc
       24,000
      1,433 Commercial Metals Co
       43,169
      2,700 Compucom Systems Inc*
       29,025
        400 Daisytek International Corp*
       16,400
      2,500 Department 56 Inc*
       61,875
      1,600 Fairchild Corp Class A*
       23,600
      2,200 Fisher Scientific International Inc
      103,675
      4,400 Fleming Companies Inc
       75,900
      1,400 Fort Wayne National Corp
       53,200
      3,900 Handleman Co*
       33,150
      1,438 Herbalife International Inc
       46,915
        800 Hughes Supply Inc
       34,500
      2,100 Kaman Corp Class A
       27,300
      2,800 Kent Electronics Corp*
       72,100
      1,300 Nash Finch Co
       27,625
      3,050 Owens & Minor Inc
       31,263
        600 Pec Israel Economic Corp*
       10,050
      1,500 Rexel Inc*
       23,813
        900 Riser Foods Inc Class A
       28,575
      3,050 Rykoff-Sexton Inc
       48,419
        400 Simpson Manufacturing Company Inc*
        9,200
      1,100 Smart & Final Inc
       23,788
      2,100 Stanhome Inc
       55,650
      4,300 Tech Data Corp*
      117,713
      1,700 United Stationers Inc*
       33,150
      2,200 VWR Scientific Products Corp*
       36,850
      1,300 Watsco Inc
       37,356

   $1,313,149

TOTAL COMMON STOCK --- 98.6%
  $79,309,073
(Cost $69,534,145)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 1.4%
  1,137,000 Prudential Funding Corp
    1,136,789

   $1,136,789

TOTAL SHORT-TERM INVESTMENTS --- 1.4%
   $1,136,789
(Cost $1,136,789)

TOTAL SMALL-CAP INDEX PORTFOLIO --- 100.0%
  $80,445,862
(Cost $70,670,934)


Maxim Series Fund, Inc.

Small-Cap Value Portfolio

COMMON STOCK

COMMUNICATIONS --- 1.4%
     18,900 BET Holdings Inc Class A*
      543,375

     $543,375

CONSUMER SERVICES --- 0.8%
     15,800 Angelica Corp
      302,175

     $302,175

ENVIRONMENTAL SERVICES --- 6.0%
     36,400 Rollins Inc
      728,000
     93,700 Safety-Kleen Corp
    1,534,338

   $2,262,338

INDUSTRIAL SERVICES --- 3.9%
      3,800 Omnicom Group Inc
      173,850
     27,300 Sothebys Holdings Inc Class A Ltd (vtg)
      508,463
     35,300 True North Communications Inc
      772,188

   $1,454,501

INSURANCE --- 2.8%
     34,400 Arthur J Gallagher & Co
    1,066,400

   $1,066,400

MFTG - CONSUMER PRODS. --- 25.1%
    222,500 American Media Inc Class A*
    1,307,188
     45,400 Central Newspapers Inc Class A
    1,997,600
     66,400 Harte-Hanks Communications Inc
    1,842,600
     34,400 Herman Miller Inc
    1,947,900
     94,000 Interface Inc Class A
    1,891,750
     13,100 Leggett & Platt Inc
      453,588

   $9,440,626

MFTG - INDUSTRIAL PRODS --- 25.4%
     18,850 Ecolab Inc
      709,231
     81,500 First Brands Corp
    2,312,563
     35,586 General Binding Corp
    1,058,684
     12,700 Oil-Dri Corporation of America
      190,500
     73,900 Shorewood Packaging Corp*
    1,441,050
    141,600 Specialty Equipment Companies Inc*
    1,770,000
     76,700 Thomas Nelson Inc
    1,140,913
     38,500 WH Brady Co Class A (non vtg)
      948,063

   $9,571,004

REAL ESTATE --- 6.0%
     71,700 The Rouse Co
    2,276,475

   $2,276,475

RETAIL TRADE --- 6.9%
     69,300 Bob Evans Farms Inc
      935,550
     33,600 Longs Drug Stores Corp
    1,650,600

   $2,586,150

SECURITIES & COMMODITIES --- 5.8%
    119,300 Phoenix Duff & Phelps Corp
      850,013
     30,300 T Rowe Price & Associates Inc
    1,318,050

   $2,168,063

WHOLESALE TRADE - INDL --- 2.9%
     60,500 Hunt Manufacturing Co
    1,096,563

   $1,096,563

WHOLESALE TRADE -CONSUMER --- 4.2%
     55,999 Bergen Brunswig Corp Class A
    1,595,966

   $1,595,966

TOTAL COMMON STOCK --- 91.2%
  $34,363,636
(Cost $27,890,821)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 8.8%
    500,000 American Express Credit Corp
      498,032
  1,156,000 Ford Motor Credit Co
    1,154,540
  1,649,000 Prudential Funding Corp
    1,648,693

   $3,301,265

TOTAL SHORT-TERM INVESTMENTS --- 8.8%
   $3,301,265
(Cost $3,301,265)

TOTAL SMALL-CAP VALUE PORTFOLIO --- 100.0%
  $37,664,901
(Cost $31,192,086)


Maxim Series Fund, Inc.

International Equity Portfolio

COMMON STOCK

ARGENTINA --- 1.7%

OIL & GAS
     47,700 Transportadora de Gas del Sur SA
      584,325
     22,700 YPF SA sponsored ADR
      573,175

   $1,157,500

TELEPHONE
     16,600 Telefonica de Argentina SA
      429,525

     $429,525

TOTAL ARGENTINA --- 1.7%
   $1,587,025

AUSTRALIA --- 6.5%

FOREIGN BANKS
    135,923 Australia & New Zealand Banking Group Ltd
      855,828

     $855,828

HOLDING & INVEST. OFFICES
    263,000 BTR PLC Class A
    1,206,991

   $1,206,991

INSURANCE
    422,723 Gio Australia Holdings Ltd
    1,080,767
    548,163 HIH Winterthur International Holdings Ltd
    1,371,010

   $2,451,777

MFTG - CONSUMER PRODS.
    367,413 Burns Philp & Co Ltd
      653,466

     $653,466

MFTG - INDUSTRIAL PRODS
    339,300 Pioneer International Ltd
    1,010,266

   $1,010,266

TOTAL AUSTRALIA --- 6.5%
   $6,178,328

AUSTRIA --- 3.5%

ELECTRIC
      6,720 EVN-Energie Versorgung AG
    1,013,190

   $1,013,190

INDUSTRIAL SERVICES
      4,200 VA Technologie AG
      660,244

     $660,244

MFTG - INDUSTRIAL PRODS
     13,300 Boehler-Uddeholm AG
      953,427

     $953,427

RETAIL TRADE
     26,600 Baumax AG
      750,439

     $750,439

TOTAL AUSTRIA --- 3.5%
   $3,377,300

BELGIUM --- 1.2%

MFTG - INDUSTRIAL PRODS
      1,120 Solvay SA Class A
      685,985

     $685,985

MINING
      7,500 NV Union Miniere SA*
      508,434

     $508,434

TOTAL BELGIUM --- 1.2%
   $1,194,419

BERMUDA --- 1.2%

INSURANCE
     33,300 PartnerRe Ltd
    1,132,200

   $1,132,200

TOTAL BERMUDA --- 1.2%
   $1,132,200

CANADA --- 1.8%

ELECTRONICS - HIGH TECH
     26,600 Newbridge Networks Corp
      751,450

     $751,450

FOREIGN BANKS
     21,500 Canadian Imperial Bank of Commerce
      949,084

     $949,084

TOTAL CANADA --- 1.8%
   $1,700,534

CHILE --- 0.9%

MFTG - INDUSTRIAL PRODS
     34,100 Madeco SA sponsored ADR
      826,925

     $826,925

TOTAL CHILE --- 0.9%
     $826,925

CZECH REPUBLIC --- 1.7%

COMMUNICATIONS
      7,400 SPT Telekom AS*
      916,474

     $916,474

ELECTRIC
     20,100 Ceske Energeticke Zavody AS ADR*
      719,748

     $719,748

TOTAL CZECH REPUBLIC --- 1.7%
   $1,636,222

DENMARK --- 2.4%

CREDIT INSTITUTIONS
     21,400 Unidanmark AS Class A
    1,111,584

   $1,111,584

TELEPHONE
      6,400 Tele Danmark AS ADR
      174,400
     17,960 Tele Danmark AS Class B
      994,073

   $1,168,473

TOTAL DENMARK --- 2.4%
   $2,280,057

ECUADOR --- 0.4%

MFTG - INDUSTRIAL PRODS
        200 La Cemento Nacional
       45,800
      1,490 La Cemento Nacional GDR#
      341,210

     $387,010

TOTAL ECUADOR --- 0.4%
     $387,010

FINLAND --- 2.8%

ELECTRONICS - HIGH TECH
     27,400 Nokia AB
    1,590,895

   $1,590,895

MFTG - INDUSTRIAL PRODS
     46,000 Enso OY Class A*
      369,393
     38,500 Metsa-Serla OY Class B
      289,058
     27,800 Outokumpu OY (wts)
      474,919

   $1,133,370

TOTAL FINLAND --- 2.8%
   $2,724,265

FRANCE --- 9.7%

ELECTRONICS - HIGH TECH
     15,800 Alcatel Alsthom (Cie Gen El)
    1,270,095

   $1,270,095

FOREIGN BANKS
     28,738 Banque Nationale de Paris
    1,112,939

   $1,112,939

INSURANCE
     18,682 AXA
    1,189,018

   $1,189,018

MFTG - INDUSTRIAL PRODS
     12,055 Pechiney International SA Class A
      505,450
     30,803 Rhone-Poulenc Class A
    1,050,926

   $1,556,376

MINING
     24,100 Eramet SLN
    1,264,262

   $1,264,262

OIL & GAS
     11,316 Compagnie Francaise de Petroleum Total SA Class B
      920,994
      9,249 Societe Nationale Elf Aquitaine
      842,488

   $1,763,482

RETAIL TRADE
      8,000 Compagnie de Saint Gobain
    1,132,498

   $1,132,498

TOTAL FRANCE --- 9.7%
   $9,288,670

GERMANY --- 2.0%

ELECTRIC
     17,000 Veba AG
      977,646

     $977,646

FOREIGN BANKS
     20,800 Deutsche Bank AG
      970,459

     $970,459

TOTAL GERMANY --- 2.0%
   $1,948,105

HONG KONG --- 6.4%

ELECTRIC
    472,100 Consolidated Electric Power Asia Ltd
    1,107,858
    124,000 Shandong Huaneng Power
    1,209,000

   $2,316,858

HOLDING & INVEST. OFFICES
     34,803 HSBC Holdings PLC
      744,711
     95,083 Jardine Matheson Holdings Ltd
      627,534
    100,000 Jardine Strategic Holdings Ltd
      362,000

   $1,734,245

MFTG - CONSUMER PRODS.
  1,116,000 Yue Yuen Industrial Holdings
      425,657

     $425,657

REAL ESTATE
    141,000 Cheung Kong Holdings Ltd
    1,253,329
     47,000 Hutchison Whampoa Ltd
      369,162

   $1,622,491

TOTAL HONG KONG --- 6.4%
   $6,099,251

INDONESIA --- 1.8%

FOREIGN BANKS
    460,000 PT Bank Bali
    1,148,540

   $1,148,540

MFTG - CONSUMER PRODS.
    550,800 PT Indo-Rama Synthetics
      536,115

     $536,115

TOTAL INDONESIA --- 1.8%
   $1,684,655

ISRAEL --- 0.5%

ELECTRONICS - HIGH TECH
     45,500 Scitex Corp
      432,250

     $432,250

TOTAL ISRAEL --- 0.5%
     $432,250

ITALY --- 3.6%

COMMUNICATIONS
    400,000 Stet Societa' Finanziaria Telefonica SPA
    1,341,448
    467,000 Telecom Italia SPA
    1,204,019

   $2,545,467

MFTG - INDUSTRIAL PRODS
    312,600 Fiat SPA
      938,905

     $938,905

TOTAL ITALY --- 3.6%
   $3,484,372

JAPAN --- 2.7%

CONSTRUCTION
     55,500 Daito Trust Construction Co Ltd
      618,478

     $618,478

ELECTRONICS - HIGH TECH
     66,000 Hitachi Koki
      472,650
     64,000 Hitachi Ltd
      597,097
     14,200 Sony Corp
      931,047

   $2,000,794

TOTAL JAPAN --- 2.7%
   $2,619,272

MEXICO --- 0.9%

MFTG - CONSUMER PRODS.
  1,549,100 Grupo Herdez SA Series A
      413,461

     $413,461

TELEPHONE
     13,800 Telefonos de Mexico SA sponsored ADR Class L
      455,400

     $455,400

TOTAL MEXICO --- 0.9%
     $868,861

NETHERLANDS --- 6.9%

FOREIGN BANKS
     16,173 ABN Amro Holding NV
    1,053,396
     28,430 ING Groep NV
    1,024,712

   $2,078,108

INDUSTRIAL SERVICES
     25,823 Koninklijke PTT Nederland NV
      986,113

     $986,113

MFTG - INDUSTRIAL PRODS
      6,600 Akzo Nobel NV
      902,590
     11,525 European Vinyls Corporation International NV
      365,979

   $1,268,569

TRANSPORTATION EQUIPMENT
     39,800 Koninklijke Nedlloyd NV
    1,093,191
     38,040 Koninklijke Pakhoed NV
    1,190,334

   $2,283,525

TOTAL NETHERLANDS --- 6.9%
   $6,616,315

NEW ZEALAND --- 2.8%

HOLDING & INVEST. OFFICES
    645,000 Brierley Investments Ltd
      597,042

     $597,042

MFTG - INDUSTRIAL PRODS
    345,000 Carter Holt Harvey Ltd
      782,524
    802,540 Fletcher Challenge Ltd
    1,343,967

   $2,126,491

TOTAL NEW ZEALAND --- 2.8%
   $2,723,533

NORWAY --- 2.3%

AIR
     72,900 Helikopter Service ASA
      951,847

     $951,847

CONSUMER SERVICES
     53,800 Nycomed ASA Class A*
      825,179
     28,777 Nycomed ASA Class B*
      443,642

   $1,268,821

TOTAL NORWAY --- 2.3%
   $2,220,668

PHILLIPINES --- 0.9%

HOLDING & INVEST. OFFICES
  3,472,000 Metro Pacific Corp
      858,099

     $858,099

TOTAL PHILLIPINES --- 0.9%
     $858,099

SINGAPORE --- 0.4%

MFTG - CONSUMER PRODS.
     76,000 Asia Pacific Resource International Holdings Ltd Class
A     427,500

     $427,500

TOTAL SINGAPORE --- 0.4%
     $427,500

SPAIN --- 5.6%

ELECTRIC
     35,480 Compania Sevillana de Electricidad
      405,651
     11,000 Empresa Nacional de Electridad SA
      787,846
     78,200 Iberdrola SA
    1,115,324

   $2,308,821

FOREIGN BANKS
      5,010 Banco Intercontinental Espanol (Bankinter)
      781,732
      2,000 Banco Popular Espanol SA
      395,318

   $1,177,050

MINING
     78,400 Asturiana de Zinc SA*
      780,901

     $780,901

TELEPHONE
     46,200 Telefonica de Espana SA
    1,079,707

   $1,079,707

TOTAL SPAIN --- 5.6%
   $5,346,479

SWEDEN --- 5.8%

FOREIGN BANKS
     20,000 Stadshypotek AB
      550,259
     25,000 Svenska Handelsbanken Inc Class A
      720,927

   $1,271,186

MFTG - CONSUMER PRODS.
     77,000 Stora Kopparbergs Bergslags Aktiebolag Class A
    1,064,913

   $1,064,913

MFTG - INDUSTRIAL PRODS
     12,500 Assidomaen AB
      349,429
      9,400 Astra AB
      455,008
     45,500 Sandvik AB Class B
    1,238,450

   $2,042,887

TRANSPORTATION EQUIPMENT
     30,400 Volvo AB Class B
      673,140

     $673,140

WHOLESALE TRADE -CONSUMER
      9,300 Electrolux AB
      541,843

     $541,843

TOTAL SWEDEN --- 5.8%
   $5,593,969

SWITZERLAND --- 3.3%

CONSUMER SERVICES
        400 Kuoni Reisenburo Holdings AG      Class B
      971,745

     $971,745

ELECTRONICS - HIGH TECH
        830 SMH AG
      511,848

     $511,848

HOLDING & INVEST. OFFICES
      5,500 CS Holding AG
      565,294

     $565,294

MFTG - INDUSTRIAL PRODS
        960 Novartis (registered)*
    1,100,075

   $1,100,075

TOTAL SWITZERLAND --- 3.3%
   $3,148,962

THAILAND --- 0.5%

AGRICULTURE
    132,000 Charoen Pokphand Feedmill Public Co Ltd
      478,550

     $478,550

TOTAL THAILAND --- 0.5%
     $478,550

UNITED KINGDOM --- 5.8%

ELECTRIC
    153,510 National Power PLC
    1,285,137

   $1,285,137

ELECTRONICS - HIGH TECH
    155,500 BICC Group
      732,094

     $732,094

GAS
     96,700 British Gas PLC
      371,661

     $371,661

INDUSTRIAL SERVICES
    237,400 Transport Development Group PLC
      766,118

     $766,118

MFTG - CONSUMER PRODS.
    540,000 Albert Fisher Group PLC
      388,282

     $388,282

RETAIL TRADE
    147,738 Kwik Save Group PLC
      811,897

     $811,897

WATER
     93,500 Hyder PLC
    1,194,143

   $1,194,143

TOTAL UNITED KINGDOM --- 5.8%
   $5,549,332

UNITED STATES --- 1.2%

INSURANCE
     18,600 Ace Ltd
    1,118,325

   $1,118,325

TOTAL UNITED STATES --- 1.2%
   $1,118,325

TOTAL COMMON STOCK --- 87.2%
  $83,531,453
(Cost $70,149,457)

PREFERRED STOCK

AUSTRALIA --- 1.3%

MFTG - CONSUMER PRODS.
    276,961 News Corp Ltd (vtg)
    1,231,480

   $1,231,480

TOTAL AUSTRALIA --- 1.3%
   $1,231,480

BRAZIL --- 0.3%

TELEPHONE
      4,350 Telecomunicacoes Brasileiras SA
      332,774

     $332,774

TOTAL BRAZIL --- 0.3%
     $332,774

TOTAL PREFERRED STOCK --- 1.6%
   $1,564,254
(Cost $1,208,599)

SHORT-TERM INVESTMENTS

UNITED STATES --- 11.2%

CREDIT INSTITUTIONS
    865,000 American Express Credit Corp
      864,865
  4,600,000 Ford Motor Credit Co
    4,597,990
  4,224,000 Prudential Funding Corp
    4,223,214

   $9,686,069

WHOLESALE TRADE -CONSUMER
  1,000,000 Cargill Inc
      996,578

     $996,578

TOTAL UNITED STATES --- 11.2%
  $10,682,647

TOTAL SHORT-TERM INVESTMENTS --- 11.2%
  $10,682,647
(Cost $10,673,036)

TOTAL INTERNATIONAL EQUITY PORTFOLIO --- 100.0%
  $95,778,354
(Cost $82,031,092)


Maxim Series Fund, Inc.

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA --- 7.2%

FOREIGN BANKS
      4,000 National Australia Bank Ltd ADR
      235,500

     $235,500

MFTG - INDUSTRIAL PRODS
      4,000 Amcor Ltd ADR
      102,000

     $102,000

MINING
      4,000 CRA Ltd sponsored ADR
      253,396

     $253,396

TOTAL AUSTRALIA --- 7.2%
     $590,896

DENMARK --- 2.0%

MFTG - INDUSTRIAL PRODS
      3,500 Novo-Nordisk AS ADR
      163,625

     $163,625

TOTAL DENMARK --- 2.0%
     $163,625

FRANCE --- 6.7%

MFTG - CONSUMER PRODS.
      3,500 Groupe Danone sponsored ADR
       97,563
      2,500 LVMH Moet Hennessy Louis Vuitton Inc sponsored ADR
      140,000

     $237,563

OIL & GAS
      4,000 Total SA sponsored ADR
      161,000

     $161,000

SECURITIES & COMMODITIES
      7,000 Societe Generale Paris ADR
      148,750

     $148,750

TOTAL FRANCE --- 6.7%
     $547,313

GERMANY --- 6.1%

MFTG - INDUSTRIAL PRODS
      4,000 BASF AG ADR
      151,000
      4,500 Bayer AG sponsored ADR
      180,563

     $331,563

OIL & GAS
      4,000 RWE AG sponsored ADR
      167,000

     $167,000

TOTAL GERMANY --- 6.1%
     $498,563

HONG KONG --- 4.3%

AIR
     12,000 Swire Pacific Ltd sponsored ADR
      112,320

     $112,320

REAL ESTATE
     10,000 Sun Hung Kai Properties Ltd sponsored ADR
      121,250
      5,000 Wharf Holdings Ltd sponsored ADR
      123,125

     $244,375

TOTAL HONG KONG --- 4.3%
     $356,695

ITALY --- 2.2%

COMMUNICATIONS
      4,000 Stet-Societa Finanziaria Telefonica SA sponsored ADR
      179,000

     $179,000

TOTAL ITALY --- 2.2%
     $179,000

JAPAN --- 15.1%

CONSTRUCTION
        600 Sekisui Houses Ltd ADR
       61,097

      $61,097

ELECTRONICS - HIGH TECH
      4,000 Fuji Photo Film Company Ltd ADR
      132,000
      1,500 Hitachi Ltd ADR
      138,750
      2,000 Konica Corp ADR
      132,550
      1,000 Matsushita Electric Industries Company Ltd ADR
      163,250
      2,000 TDK Corp ADR
      131,500

     $698,050

MFTG - CONSUMER PRODS.
      1,500 Kirin Brewery Co Ltd ADR
      147,750

     $147,750

MFTG - INDUSTRIAL PRODS
      1,500 Kyocera Corp ADR
      183,000

     $183,000

RETAIL TRADE
      2,500 Marui Ltd ADR
       90,180

      $90,180

TRANSPORTATION EQUIPMENT
      1,000 Toyota Motor Corp ADR
       57,500

      $57,500

TOTAL JAPAN --- 15.1%
   $1,237,577

MEXICO --- 1.5%

MFTG - INDUSTRIAL PRODS
     10,000 Cemex SA de CV sponsored ADR
       77,660

      $77,660

TELEPHONE
      1,500 Telefonos de Mexico SA sponsored ADR Class L
       49,500

      $49,500

TOTAL MEXICO --- 1.5%
     $127,160

NETHERLANDS --- 10.1%

FOREIGN BANKS
      2,557 ABN Amro Holding NV sponsored ADR
      164,287

     $164,287

INSURANCE
      3,000 Aegon NV ADR
      189,750

     $189,750

MFTG - CONSUMER PRODS.
      4,000 Elsevier NV sponsored ADR
      135,000
      1,000 Unilever NV (NY Reg)
      175,250

     $310,250

MFTG - INDUSTRIAL PRODS
      2,500 Akzo Nobel NV ADR
      168,750

     $168,750

TOTAL NETHERLANDS --- 10.1%
     $833,037

SINGAPORE --- 2.3%

FOREIGN BANKS
      3,500 Development Bank of Singapore Ltd sponsored ADR
      186,375

     $186,375

TOTAL SINGAPORE --- 2.3%
     $186,375

SPAIN --- 7.6%

ELECTRIC
      2,000 Empresa Nacional de Electricidad SA sponsored ADR
      140,000

     $140,000

FOREIGN BANKS
      2,500 Banco Santander SA ADR
      158,750

     $158,750

OIL & GAS
      4,000 Repsol SA sponsored ADR
      152,500

     $152,500

TELEPHONE
      2,500 Telefonica de Espana SA sponsored ADR
      173,125

     $173,125

TOTAL SPAIN --- 7.6%
     $624,375

SWEDEN --- 2.4%

MFTG - INDUSTRIAL PRODS
      4,000 Astra AB sponsored ADR
      196,000

     $196,000

TOTAL SWEDEN --- 2.4%
     $196,000

SWITZERLAND --- 5.3%

CONSUMER SERVICES
      4,799 Novartis AG sponsored ADR*
      273,543

     $273,543

MFTG - CONSUMER PRODS.
      3,000 Nestle SA sponsored ADR
      160,125

     $160,125

TOTAL SWITZERLAND --- 5.3%
     $433,668

UNITED KINGDOM --- 16.4%

AIR
      1,500 British Airways PLC ADR
      154,125

     $154,125

ELECTRIC
      4,000 PowerGen PLC sponsored ADR
      158,000

     $158,000

FOREIGN BANKS
        750 HSBC Holdings PLC sponsored ADR
      160,926

     $160,926

MFTG - CONSUMER PRODS.
     22,000 Associated British Foods Ltd ADR
      179,234

     $179,234

MFTG - INDUSTRIAL PRODS
      7,000 Glaxo Wellcome PLC sponsored ADR
      222,250

     $222,250

OIL & GAS
      2,000 Shell Transport and Trading Co (NY Reg)
      204,750

     $204,750

RETAIL TRADE
      5,000 J Sainsbury PLC sponsored ADR
      130,000

     $130,000

TELEPHONE
      2,000 British Telecommunications PLC ADR
      137,250

     $137,250

TOTAL UNITED KINGDOM --- 16.4%
   $1,346,535

TOTAL COMMON STOCK --- 89.0%
   $7,320,819
(Cost $6,125,964)

SHORT-TERM INVESTMENTS

UNITED STATES --- 11.0%

CREDIT INSTITUTIONS
    152,000 American Express Credit Corp
      151,976
    343,000 Ford Motor Credit Co
      342,944
    307,000 Prudential Funding Corp
      306,943

     $801,863

ELECTRIC
    100,000 Baltimore Gas & Electric Co
       99,868

      $99,868

TOTAL UNITED STATES --- 11.0%
     $901,731

TOTAL SHORT-TERM INVESTMENTS --- 11.0%
     $901,731
(Cost $901,731)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%
   $8,222,550
(Cost $7,027,695)


Maxim Series Fund, Inc.

INVESCO Balanced Portfolio

BONDS

AGENCY --- 6.2%
    996,918 Federal Home Loan Mortgage Corp
      978,844
            Pool #E65630
            6.500% November 1, 2011

     $978,844

COMMUNICATIONS --- 2.9%
    400,000 Continental Cablevision Inc
      456,604
            Debentures
            9.500% August 1, 2003

     $456,604

CONSUMER SERVICES --- 1.1%
    200,000 McKesson Corp
      176,000
            Convertible Notes
            4.500% March 1, 2004

     $176,000

ELECTRIC --- 5.4%
    200,000 DQU II Funding Corp
      209,612
            Debentures
            8.700% June 1, 2016
    250,000 Enersis SA
      243,998
            Yankee Notes
            6.900% December 1, 2006
    150,000 Philadelphia Electric Co
      157,167
            First Referral Mortgage
            8.750% April 1, 2022
    250,000 Public Service Company of Indiana
      248,183
            Debentures
            6.350% November 15, 2006

     $858,960

FOREIGN BANKS --- 1.5%
    250,000 Export-Import Bank of Korea
      244,900
            Yankee Notes
            6.500% November 15, 2006

     $244,900

MINING --- 0.6%
    100,000 Freeport-McMoran Copper & Gold Inc
       98,716
            Debentures
            7.200% November 15, 2026

      $98,716

U.S. GOVERNMENTS --- 5.0%
    800,000 United States of America
      799,870
            Treasury Notes
            6.000% August 15, 1999

     $799,870

TOTAL BONDS --- 22.7%
   $3,613,894
(Cost $3,640,893)

COMMON STOCK

COMMUNICATIONS --- 0.6%
      2,000 News Corporation Ltd
       41,750
      4,000 Scottish Television PLC
       45,745

      $87,495

CONSUMER SERVICES --- 8.7%
      2,000 Biogen Inc*
       77,500
      2,900 Bristol-Myers Squibb Co
      315,375
      2,300 Eli Lilly & Co
      167,900
     13,900 Granada Group PLC*
      205,366
      5,800 Hilton Hotels Corp
      151,525
      2,300 Merck & Company Inc
      182,275
      4,100 Smithkline Beecham PLC
      278,800

   $1,378,741

CREDIT INSTITUTIONS --- 2.7%
      1,500 Banc One Corp
       64,500
      1,800 Bank of Boston Corp
      115,650
      4,600 Banponce Corp
      155,250
      1,000 Corestates Financial Corp
       51,875
        700 Mellon Bank Corp
       49,700

     $436,975

ELECTRIC --- 1.8%
      3,000 Entergy Corp
       83,250
      6,500 Idaho Power Co
      202,313

     $285,563

ELECTRONICS - HIGH TECH --- 2.9%
      2,700 Calpine Corp*
       54,000
      1,700 Compaq Computer Corp*
      126,225
      1,700 Emerson Electric Co
      164,475
      2,000 Nokia Corp AB*
      115,250

     $459,950

FINANCIAL SERVICES --- 0.5%
      2,000 Green Tree Financial Corp
       77,250

      $77,250

GAS --- 4.2%
      1,000 Columbia Gas System Inc
       63,625
      1,700 Enron Corp
       73,313
      4,000 Questar Corp
      147,000
      7,500 Sonat Inc
      386,250

     $670,188

INDEPENDENT POWER PROD --- 2.4%
     28,000 Forcenergy Group Inc*
      389,301

     $389,301

INDUSTRIAL SERVICES --- 1.3%
      1,200 Computer Associates International Inc
       59,700
      1,100 Fluor Corp
       69,025
      2,300 Konami Company Ltd*
       78,481

     $207,206

INSURANCE --- 0.3%
      1,900 WR Berkley Corp*
       49,163

      $49,163

MFTG - CONSUMER PRODS. --- 4.2%
      5,500 Anheuser-Busch Companies Inc
      220,000
      1,700 Avon Products Inc
       97,113
      2,500 Flowers Industries Inc
       53,750
      2,000 Philip Morris Companies Inc
      225,250
      3,200 Premark International Inc
       71,200

     $667,313

MFTG - INDUSTRIAL PRODS --- 6.4%
      3,400 ARCO Chemical Co
      166,600
      2,300 Abbott Laboratories
      116,725
      4,600 Astra AB*
      225,400
      2,900 Glaxo Wellcome PLC*
       92,075
      4,400 Gradall Industries Inc*
       54,450
      2,000 James River Corporation of Virginia
       66,250
      2,000 Potlatch Corp
       86,000
      2,900 Warner-Lambert Co
      217,500

   $1,025,000

MINING --- 0.3%
      1,000 Franco-Nevada Mining Corporation Ltd*
       45,823

      $45,823

OIL & GAS --- 7.5%
      4,000 Alberta Energy Company Ltd*
       96,000
      1,100 Amoco Corp
       88,550
      3,500 Coastal Corp
      171,063
      2,900 Elf Aquitaine SA*
      131,225
      2,300 Exxon Corp
      225,400
      4,600 Oryx Energy Co*
      113,850
      3,400 Rowan Companies Inc*
       76,925
      7,500 Santa Fe Energy Resources Inc*
      104,063
      2,900 Union Pacific Resources Group Inc
       84,825
      2,300 UnoCal Corp
       93,438

   $1,185,339

OTHER TRANS. SERVICES --- 1.1%
      2,300 Sabre Group Holdings Inc*
       64,113
      2,500 Tidewater Inc
      113,125

     $177,238

RAILROADS --- 0.9%
      5,200 Canadian Pacific Ltd
      137,800

     $137,800

RETAIL TRADE --- 2.7%
      2,700 American Stores Co
      110,363
      3,000 Dayton Hudson Corp
      117,750
      2,900 Dollar General Corp
       92,800
      2,900 Pep Boys - Manny Moe & Jack
       89,175
        600 Toys R Us Inc*
       18,000

     $428,088

TELEPHONE --- 0.7%
      5,000 Deutsche Telekom AG*
      104,295

     $104,295

TRANSPORTATION EQUIPMENT --- 2.1%
      1,100 Northrop Grumman Corp
       91,025
      2,300 Thiokol Corp
      102,921
      2,200 United Technologies Corp
      145,200

     $339,146

WHOLESALE TRADE - INDL --- 0.2%
      1,000 OM Group Inc
       27,000

      $27,000

TOTAL COMMON STOCK --- 51.5%
   $8,178,874
(Cost $7,885,304)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 11.2%
    600,000 American Express Credit Corp
      597,638
    480,000 Ford Motor Credit Co
      479,127
    707,000 Prudential Funding Corp
      706,868

   $1,783,633

ELECTRIC --- 2.2%
    350,000 Baltimore Gas & Electric Co
      349,168

     $349,168

ELECTRONICS - HIGH TECH --- 4.1%
    650,000 Xerox Corp
      647,971

     $647,971

MFTG - CONSUMER PRODS. --- 1.9%
    300,000 General Mills Inc
      299,633

     $299,633

SECURITIES & COMMODITIES --- 4.1%
    650,000 Morgan Stanley Group Inc
      648,440

     $648,440

TELEPHONE --- 2.4%
    375,000 Ameritech Corp
      374,068

     $374,068

TOTAL SHORT-TERM INVESTMENTS --- 25.8%
   $4,102,913
(Cost $4,102,913)

TOTAL INVESCO BALANCED PORTFOLIO --- 100.0%
  $15,895,681
(Cost $15,629,110)


Maxim Series Fund, Inc.

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

COMMUNICATIONS --- 2.8%
     24,000 HA-LO Industries Inc*
      660,000
     16,100 Sitel Corp*
      227,413

     $887,413

CONSUMER SERVICES --- 18.3%
     22,000 Emisphere Technologies Inc*
      409,750
     15,800 Forrester Research Inc*
      406,850
     20,900 Health Images Inc
      347,463
     29,000 Healthcare Financial Partners Inc*
      369,750
      8,700 Incyte Pharmaceuticals Inc*
      448,050
      7,500 Medicis Pharmaceutical Corp Class A*
      330,000
     13,900 NCS HealthCare Inc Class A*
      404,838
     13,400 Omnicare Inc
      430,475
     34,000 Prime Hospitality Corp*
      548,250
     12,300 Renal Treatment Centers Inc*
      313,650
     26,200 Sequus Pharmaceuticals Inc*
      419,200
      7,600 St Jude Medical Inc*
      323,950
     14,900 Sylvan Learning Systems Inc*
      424,650
      9,800 Total Renal Care Holdings Inc*
      355,250
     31,600 Warrantech Corp*
      363,400

   $5,895,526

CREDIT INSTITUTIONS --- 0.9%
     13,700 FirstFed Financial Corp*
      301,400

     $301,400

ELECTRONICS - HIGH TECH --- 27.1%
     12,400 CBT Group PLC sponsored ADR*
      672,700
      9,300 Cable Design Technologies Co*
      289,463
     16,500 Cognos Inc*
      464,063
     19,900 ESC Medical Systems Ltd*
      507,450
     11,000 Etec Systems Inc*
      420,750
     11,200 HNC Software Inc*
      350,000
     16,000 JDA Software Group Inc*
      456,000
     15,600 Pairgain Technologies Inc*
      474,817
     46,000 Procom Technology Inc*
      437,000
     10,400 Project Software & Development Inc*
      440,700
     15,000 SBS Technologies Inc*
      555,000
     17,800 Saville Systems Ireland PLC ADR*
      723,125
      7,400 Scopus Technology Inc*
      344,100
      5,600 Security Dynamics Technologies Inc*
      176,400
     19,000 Teradyne Inc*
      463,125
     13,650 Veritas Software Corp*
      679,088
     22,000 Versatility Inc*
      330,000
      6,600 Visio Corp*
      326,700
     12,850 Wind River Systems*
      608,769

   $8,719,250

INDUSTRIAL SERVICES --- 11.8%
      6,800 APAC Teleservices Inc*
      260,950
     13,200 Avant! Corp*
      419,100
      7,600 Cerner Corp*
      117,800
     22,000 Employee Solutions Inc*
      451,000
     10,000 HBO & Co
      593,750
     15,000 Hyperion Software Corp*
      318,750
      3,000 Learning Tree International Inc*
       88,500
     10,700 Pegasystems Inc*
      322,338
      6,100 Quintiles Transnational Corp*
      404,125
      8,000 Technology Solutions Co*
      332,000
      9,400 TeleTech Holdings Inc*
      244,400
     24,200 Willbros Group Inc*
      235,950

   $3,788,663

INSURANCE --- 5.0%
     10,900 Frontier Insurance Group Inc
      416,925
     17,300 HCC Insurance Holdings Inc
      415,200
      6,300 Mercury General Corp
      330,750
      7,300 Orion Capital Corp
      446,213

   $1,609,088

MFTG - CONSUMER PRODS. --- 3.3%
     17,550 Amrion Inc*
      397,069
     12,800 ParExel International Corp*
      660,800

   $1,057,869

MFTG - INDUSTRIAL PRODS --- 1.2%
      5,900 Arris Pharmaceutical Corp*
       79,650
     12,000 Gilead Sciences Inc*
      300,000

     $379,650

REAL ESTATE --- 1.7%
     20,200 Amresco Inc*
      540,350

     $540,350

RETAIL TRADE --- 7.0%
     14,300 Insight Enterprises Inc*
      400,400
     10,900 Proffitts Inc*
      401,938
     12,200 Rexall Sundown Inc*
      331,681
     27,000 Stage Stores Inc*
      492,750
     17,500 The Sports Authority Inc*
      380,625
      3,100 US Office Products Co*
      105,788
      6,500 Wet Seal Inc Class A*
      138,933

   $2,252,115

TOTAL COMMON STOCK --- 79.1%
  $25,431,324
(Cost $25,549,406)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 10.0%
  1,500,000 American Express Credit Corp
    1,494,096
    723,000 Ford Motor Credit Co
      722,881
  1,006,000 Prudential Funding Corp
    1,005,813

   $3,222,790

ELECTRONICS - HIGH TECH --- 3.1%
  1,000,000 Xerox Corp
      998,678

     $998,678

INDUSTRIAL SERVICES --- 1.5%
    500,000 Fluor Corp
      497,469

     $497,469

INSURANCE --- 2.2%
    700,000 AIG Funding Inc
      698,551

     $698,551

SECURITIES & COMMODITIES --- 4.0%
  1,300,000 Morgan Stanley Group Inc
    1,296,880

   $1,296,880

TOTAL SHORT-TERM INVESTMENTS --- 20.9%
   $6,714,368
(Cost $6,714,368)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%
  $32,145,692
(Cost $32,263,774)


Maxim Series Fund, Inc.

Mid-Cap Portfolio

COMMON STOCK

AGENCY --- 0.9%
     63,475 Federal Agriculture Mortgage Corp*
    1,951,856

   $1,951,856

COMMUNICATIONS --- 12.1%
    149,975 Commnet Cellular Inc*
    4,180,553
     75,100 Millicom International Cellular SA*
    2,412,588
    206,975 OmniPoint Corp*
    3,984,269
    697,850 Paging Network Inc*
   10,642,213
    279,022 PriCellular Corp Class A*
    3,208,753
     55,450 Univision Communications Inc*
    2,051,650

  $26,480,026

CONSUMER SERVICES --- 16.8%
    238,100 CUC International Inc*
    5,654,875
     77,075 Choice Hotels International Inc.*
    1,358,447
    196,300 Coinmach Laundry Corp*
    3,533,400
     88,625 Depotech Corp*
    1,451,234
     47,925 Doubletree Corp*
    2,156,625
    159,525 Family Golf Centers Inc*
    4,805,691
     66,025 Fresenius Medical Care AG*
    1,856,953
    175,450 HFS Inc*
   10,483,138
     77,175 Karrington Health Inc*
      964,688
     66,500 Omnicare Inc
    2,136,313
     84,875 Sunrise Assisted Living Inc*
    2,365,891

  $36,767,255

CREDIT INSTITUTIONS --- 0.7%
     23,300 Associates First Capital Corp*
    1,028,113
      6,425 Fifth Third Bancorp
      403,567
        175 First Empire State Corp
       50,400

   $1,482,080

ELECTRONICS - HIGH TECH --- 3.3%
     36,050 Boston Scientific Corp*
    2,163,000
      8,221 Grand Optical-Photoservice
    1,333,435
     48,700 Littelfuse Inc*
    2,361,950
     34,350 Littelfuse Inc (wts)*
    1,356,825

   $7,215,210

INDEPENDENT POWER PROD --- 3.1%
    237,725 Trigen Energy Corp
    6,834,594

   $6,834,594

INDUSTRIAL SERVICES --- 16.6%
    125,000 BA Merchant Services Inc*
    2,234,375
     60,400 Concord EFS Inc*
    1,706,300
    125,000 ECsoft Group PLC*
    1,203,125
     52,700 First USA Paymentech Inc*
    1,785,213
    189,525 Global DirectMail Corp*
    8,268,028
     20,000 Paychex Inc
    1,028,740
  1,269,476 Rentokil Group PLC
    9,562,709
     10,675 Robert Half International Inc*
      366,953
     16,175 Safeguard Scientifics Inc*
      513,556
     82,925 TeleTech Holdings Inc*
    2,156,050
     71,125 The Profit Recovery Group International Inc*
    1,138,000
    239,325 Viking Office Products Inc*
    6,386,866

  $36,349,915

INSURANCE --- 1.3%
     69,400 Protective Life Corp
    2,767,325

   $2,767,325

MFTG - INDUSTRIAL PRODS --- 4.8%
     87,775 Dayton Superior Corp Class A*
    1,152,047
    102,375 Minerals Technologies Inc
    4,197,375
    116,200 Sealed Air Corp*
    4,836,825
      5,900 Teva Pharmaceutical Industries Ltd*
      296,475

  $10,482,722

RAILROADS --- 3.7%
    206,325 Wisconsin Central Transportation Corp*
    8,175,628

   $8,175,628

REAL ESTATE --- 3.9%
    382,650 Insignia Financial Group Inc Class A*
    8,609,625

   $8,609,625

RETAIL TRADE --- 25.0%
    330,725 Fastenal Co
   15,130,669
    527,535 JD Wetherspoon PLC
   10,566,737
     34,970 JD Wetherspoon PLC #
      700,463
     10,425 MSC Industrial Direct Company Inc Class A*
      385,725
     57,400 O'Reilly Automotive Inc*
    1,836,800
    209,575 Papa John's International Inc*
    7,073,156
    198,125 Pet Food Warehouse Inc*
      829,549
    300,000 Petco Animal Supplies Inc*
    6,225,000
  1,173,243 PizzaExpress PLC
   10,595,323
     57,725 Planet Hollywood International Inc*
    1,140,069

  $54,483,491

SECURITIES & COMMODITIES --- 1.1%
     72,600 Charles Schwab & Company Inc
    2,323,200

   $2,323,200

TELEPHONE --- 0.3%
      9,050 Cincinnati Bell Inc
      557,706

     $557,706

WATER --- 1.9%
    104,750 Culligan Water Technologies Inc*
    4,242,375

   $4,242,375

WHOLESALE TRADE - INDL --- 0.7%
     57,850 Barnett Inc*
    1,576,413

   $1,576,413

WHOLESALE TRADE -CONSUMER --- 1.5%
    204,325 APS Holding Corp Class A*
    3,167,035

   $3,167,035

TOTAL COMMON STOCK --- 97.8%
 $213,466,456
(Cost $181,043,822)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.2%
  4,865,000 Prudential Funding Corp
    4,864,095

   $4,864,095

TOTAL SHORT-TERM INVESTMENTS --- 2.2%
   $4,864,095
(Cost $4,864,095)

TOTAL MID-CAP PORTFOLIO --- 100.0%
 $218,330,551
(Cost $185,907,917)


Maxim Series Fund, Inc.

T.Rowe Price Equity/Income Portfolio

BONDS

ELECTRIC --- 0.3%
    200,000 El Paso Electric Co
      208,528
            First Mortgage Notes
            8.900% February 1, 2006

     $208,528

MFTG - INDUSTRIAL PRODS --- 0.0%
     25,000 Coca-Cola Bottling Company of the Southwest
       25,438
            Senior Subordinated Notes
            9.000% November 15, 2003

      $25,438

REAL ESTATE --- 0.2%
    100,000 BF Saul Real Estate Investment Trust
      108,000
            Senior Notes
            11.625% April 1, 2002

     $108,000

U.S. GOVERNMENTS --- 1.6%
     20,000 United States of America
       20,287
            Treasury Notes
            7.375% November 15, 1997
     80,000 United States of America
       75,700
            Treasury Notes
            5.625% February 15, 2006
    200,000 United States of America
      207,781
            Treasury Notes
            7.000% July 15, 2006
    200,000 United States of America
      202,188
            Treasury Notes
            6.500% May 31, 2001
     75,000 United States of America
       75,223
            Treasury Notes
            6.625% March 31, 1997
     25,000 United States of America
       26,313
            Treasury Notes
            7.250% August 15, 2004
    200,000 United States of America
      194,000
            Treasury Notes
            5.750% August 15, 2003
    300,000 United States of America
      273,048
            Treasury Notes
            6.000% February 15, 2026
     50,000 United States of America
       52,321
            Treasury Notes
            7.750% January 31, 2000

   $1,126,861

TOTAL BONDS --- 2.1%
   $1,468,827
(Cost $1,433,771)

COMMON STOCK

AGENCY --- 1.4%
     12,200 Federal National Mortgage Association
      454,450
      5,300 Student Loan Marketing Association
      493,563

     $948,013

COMMUNICATIONS --- 2.5%
     20,600 AT&T Corp
      896,100
      4,200 Gannett Company Inc
      314,475
      8,900 Pacific Telesis Group
      327,075
      7,600 US West Communications Group
      245,100

   $1,782,750

CONSUMER SERVICES --- 3.4%
     11,000 Bausch & Lomb Inc
      385,000
      8,300 Baxter International Inc
      340,300
      6,100 CR Bard Inc
      170,800
     17,000 H&R Block Inc
      493,000
        126 Homestead Village Inc (wts)*
        1,024
     10,300 ITT Corp*
      446,763
      7,900 Smithkline Beecham PLC
      537,200

   $2,374,087

CREDIT INSTITUTIONS --- 9.2%
     10,600 American Express Co
      598,900
      7,600 Banc One Corp
      326,800
      7,200 Bank of Boston Corp
      462,600
      4,900 Bankers Trust New York Corp
      422,625
     10,100 Fleet Financial Group Inc
      503,738
      7,700 JP Morgan & Company Inc
      751,713
     14,200 Mellon Bank Corp
    1,008,200
      7,700 Mercantile Bankshares Corp
      246,400
      8,800 National City Corp
      394,900
      9,900 PNC Bank Corp
      372,488
      9,000 Signet Banking Corp
      276,750
      8,300 US Bancorp
      372,977
      2,600 Wells Fargo & Co
      701,350

   $6,439,441

ELECTRIC --- 6.8%
      6,800 Baltimore Gas & Electric Co
      181,900
     26,400 Centerior Energy Corp
      283,800
      5,687 DQE Inc
      164,923
     10,100 Dominion Resources Inc
      388,850
      4,600 Duke Power Co
      212,750
     13,900 Edison International
      276,263
     13,300 Entergy Corp
      369,075
      6,600 Florida Progress Corp
      212,850
      5,400 GPU Inc
      181,575
      9,100 Ohio Edison Co
      207,025
     20,300 PacifiCorp
      416,150
     10,800 Pacific Gas & Electric Co
      226,800
     18,400 Peco Energy Co
      464,600
     11,500 Public Service Enterprise Group Inc
      313,375
      8,500 Southern Co
      192,313
     16,000 Unicom Corp
      434,000
      8,900 Western Resources Inc
      274,788

   $4,801,037

ELECTRONICS - HIGH TECH --- 4.5%
      9,300 AMP Inc
      356,888
      3,100 Eastman Kodak Co
      248,775
     12,000 General Electric Co
    1,186,500
      4,500 General Motors Corp Class H
      250,875
      4,000 Honeywell Inc
      263,000
     11,100 Hubbell Inc Class B
      480,075
      8,500 Whirlpool Corp
      396,313

   $3,182,426

FORESTRY --- 1.5%
      8,700 Georgia-Pacific Corp
      626,400
     11,400 International Paper Co
      460,275

   $1,086,675

GAS --- 0.1%
      3,400 TransCanada Pipelines Ltd
       59,500

      $59,500

HOLDING & INVEST. OFFICES --- 2.3%
     11,696 Chase Manhattan Corp
    1,043,868
      2,400 Cognizant Corp
       79,200
     87,700 Lonrho PLC
      186,913
      3,700 Security Capital Pacific Trust
       84,638
      5,300 Weingarten Realty Investors
      215,313

   $1,609,932

INDUSTRIAL SERVICES --- 0.9%
      5,500 Deluxe Corp
      180,125
     13,900 Dun & Bradstreet Corp
      330,125
      2,600 Pitney Bowes Inc
      141,700

     $651,950

INSURANCE --- 4.5%
     11,800 Alexander & Alexander Services Inc
      205,025
     16,700 American General Corp
      682,613
      1,500 Hilb Rogal & Hamilton Co
       19,875
      5,600 Lincoln National Corp
      294,000
      3,600 Provident Companies Inc
      174,150
      4,400 SafeCo Corp
      173,523
      8,800 St Paul Companies Inc
      515,900
     12,600 Travelers Group Inc
      571,725
     12,900 USF&G Corp
      269,288
     20,900 Willis Corroon Group PLC #
      240,350

   $3,146,449

MFTG - CONSUMER PRODS. --- 12.6%
     11,600 American Brands Inc
      575,650
     12,000 Anheuser-Busch Companies Inc
      480,000
     10,000 Brown-Forman Corp Class B
      457,500
      7,300 Dow Jones & Company Inc
      247,288
     12,800 General Mills Inc
      811,200
     11,400 Grand Metropolitan PLC
      360,525
     15,300 HJ Heinz Co
      546,975
     15,500 International Flavors & Fragrances Inc
      697,500
      3,600 Kellogg Co
      236,250
     20,800 McCormick & Company Inc (nonvtg)
      490,090
      7,300 McGraw-Hill Companies Inc
      336,713
      4,150 Philip Morris Companies Inc
      467,394
     18,000 Quaker Oats Co
      686,250
      6,800 RJR Nabisco Holdings Corp
      231,200
     12,500 RR Donnelley & Sons Co
      392,188
     10,200 Readers Digest Association Inc Class A
      410,550
      3,300 Readers Digest Association Inc Class B
      119,625
      7,500 Sara Lee Corp
      279,375
     12,800 UST Inc
      414,400
      3,400 Unilever NV ADR
      595,850

   $8,836,523

MFTG - INDUSTRIAL PRODS --- 16.9%
     11,800 Abbott Laboratories
      598,850
     10,800 American Home Products Corp
      633,150
      3,700 Armstrong World Industries Inc
      257,150
      8,300 Betz Laboratories Inc
      485,550
      7,300 Consolidated Papers Inc
      358,613
      9,511 Cooper Industries Inc
      400,651
     12,500 Corning Inc
      578,125
      8,300 Dow Chemical Co
      650,513
      8,400 EI DuPont De Nemours & Co
      792,750
      3,300 FMC Corp*
      231,413
      9,700 Great Lakes Chemical Corp
      453,475
      6,100 James River Corporation of Virginia
      202,063
      3,100 Kimberly-Clark Corp
      295,275
     11,600 Lubrizol Corp
      359,600
      5,750 Minnesota Mining &          Manufacturing Co
      476,531
     10,500 Nalco Chemical Co
      379,313
        494 Novartis AG*
      566,080
     17,012 Pharmacia & Upjohn Inc
      674,101
      9,400 Reynolds Metals Co
      529,925
     12,000 Tambrands Inc
      490,500
     16,550 USX-Marathon Group
      395,131
     15,700 Union Camp Corp
      749,675
     11,500 Warner-Lambert Co
      862,500
     13,700 Witco Corp
      417,850

  $11,838,784

MINING --- 0.6%
      9,186 Newmont Mining Corp
      411,074

     $411,074

OIL & GAS --- 9.6%
      6,600 Amoco Corp
      531,300
      8,500 Atlantic Richfield Co
    1,126,250
      4,200 British Petroleum PLC ADR
      593,775
     10,450 Chevron Corp
      679,250
     10,600 Exxon Corp
    1,038,800
      8,900 McDermott International Inc
      147,963
      4,500 Mobil Corp
      550,125
      9,600 Repsol SA sponsored ADR
      366,000
      4,000 Royal Dutch Petroleum Co ADR
      683,000
      7,391 Sun Company Inc
      180,156
      8,800 Texaco Inc
      863,500

   $6,760,119

OTHER TRANS. SERVICES --- 0.5%
      6,400 Alexander & Baldwin Inc
      160,000
      4,100 GATX Corp
      198,850

     $358,850

RAILROADS --- 0.8%
      1,872 Conrail Inc
      186,498
      6,450 Union Pacific Corp
      387,806

     $574,304

REAL ESTATE --- 1.5%
        440 Echelon International Corporation Inc*
        6,875
     28,496 Simon Debartolo Group Inc
      883,376
      6,000 The Rouse Co
      190,500

   $1,080,751

RETAIL TRADE --- 1.5%
      4,200 Genuine Parts Co
      186,900
        250 Hancock Fabrics Inc
        2,594
     13,200 JC Penney & Company Inc
      643,500
      5,200 May Department Stores Co
      243,100

   $1,076,094

TELEPHONE --- 4.7%
     17,400 Alltel Corp
      545,925
      8,600 BCE Inc
      410,650
      6,300 Bell Atlantic Corp
      407,925
     13,200 Bellsouth Corp
      532,950
     13,000 Frontier Corp
      294,125
     12,100 GTE Corp
      550,550
      5,300 SBC Communications Inc
      274,275
      6,900 Southern New England                 Telecommunications

    268,238

   $3,284,638

TRANSPORTATION EQUIPMENT --- 0.7%
      4,500 Eaton Corp
      313,875
      4,600 Ford Motor Co
      146,625

     $460,500

WHOLESALE TRADE -CONSUMER --- 0.1%
      2,700 Fleming Companies Inc
       46,575

      $46,575

TOTAL COMMON STOCK --- 86.7%
  $60,810,472
(Cost $55,206,624)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 7.3%
  1,800,000 Ford Motor Credit Co
    1,796,722
  3,331,000 Prudential Funding Corp
    3,330,380

   $5,127,102

ELECTRIC --- 0.3%
    220,000 Baltimore Gas & Electric Co
      219,710

     $219,710

SECURITIES & COMMODITIES --- 3.6%
  2,500,000 Morgan Stanley Group Inc
    2,494,250

   $2,494,250

TOTAL SHORT-TERM INVESTMENTS --- 11.2%
   $7,841,062
(Cost $7,841,062)

TOTAL T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%
  $70,120,361
(Cost $64,481,457)


Maxim Series Fund, Inc.

Foreign Equity Portfolio

COMMON STOCK

AUSTRALIA --- 5.1%

FOREIGN BANKS
     62,050 Australia & New Zealand Banking Group Ltd
      390,693
     66,900 Westpac Banking Corp Ltd
      380,329

     $771,022

HOLDING & INVEST. OFFICES
     56,900 Southcorp Holdings Ltd
      180,714

     $180,714

INSURANCE
     17,550 Lend Lease Corp Ltd
      340,007

     $340,007

MFTG - CONSUMER PRODS.
     86,700 John Fairfax Holdings Ltd
      196,193
     63,500 News Corp Ltd
      334,782
     18,700 Wesfarmers Ltd
      130,661

     $661,636

MFTG - INDUSTRIAL PRODS
     58,843 Boral Ltd
      167,262
     39,100 Capral Aluminum Ltd
      124,182

     $291,444

MINING
     18,800 Broken Hill Proprietary Co Ltd
      267,495
    216,200 Normandy Mining Ltd
      298,693
     58,320 Normandy Mining Ltd (wts)*
       19,449
    104,400 North Ltd
      305,048
    102,900 QNI Ltd
      206,708
     58,850 WMC Ltd
      370,544

   $1,467,937

OIL & GAS
    173,500 Oil Search Ltd
      337,510

     $337,510

TOTAL AUSTRALIA --- 5.1%
   $4,050,270

BELGIUM --- 1.3%

ELECTRIC
      1,590 Powerfin NPV
      243,150

     $243,150

MFTG - INDUSTRIAL PRODS
      2,740 Glaverbel SA
      318,364

     $318,364

RETAIL TRADE
      7,820 Delhaize-Le Lion SA
      464,786

     $464,786

TOTAL BELGIUM --- 1.3%
   $1,026,300

DENMARK --- 0.9%

FOREIGN BANKS
      3,300 BG Bank AS*
      155,114

     $155,114

INDUSTRIAL SERVICES
     13,790 ISS International Service System AS Class B
      364,020

     $364,020

MFTG - INDUSTRIAL PRODS
      4,000 Crisplant Industries AS*
      194,148

     $194,148

TOTAL DENMARK --- 0.9%
     $713,282

FINLAND --- 2.1%

MFTG - CONSUMER PRODS.
      5,310 Huhtamaki Group Class I
      247,294
      4,800 Raision Tehtaat OY (rights)
      302,931

     $550,225

MFTG - INDUSTRIAL PRODS
      1,760 Kone Corp
      194,572
      3,900 Metra OY Class A
      219,821
     20,960 UPM-Kymmene Corp*
      440,173

     $854,566

RETAIL TRADE
     16,600 Kesko
      234,454

     $234,454

TOTAL FINLAND --- 2.1%
   $1,639,245

GERMANY --- 7.3%

AIR
     26,700 Deutsche Lufthansa AG*
      360,534

     $360,534

ELECTRIC
     18,320 Veba AG
    1,053,558

   $1,053,558

MFTG - CONSUMER PRODS.
      7,820 Adidas AG
      675,846

     $675,846

MFTG - INDUSTRIAL PRODS
     24,430 Hoechst AG
    1,131,886
      2,440 Mannesmann AG
    1,057,561
      1,550 Preussag AG
      350,510
      3,420 SGL Carbon AG
      431,361

   $2,971,318

RETAIL TRADE
     13,680 Tarkett AG
      277,351

     $277,351

TELEPHONE
      8,500 Deutsche Telekom AG*
      177,302

     $177,302

TRANSPORTATION EQUIPMENT
        390 Bayerische Motoren Werke AG*
      269,140

     $269,140

TOTAL GERMANY --- 7.3%
   $5,785,049

ITALY --- 3.2%

COMMUNICATIONS
    195,800 Stet Societa' Finanziaria Telefonica SPA
      656,639

     $656,639

FOREIGN BANKS
    157,700 Banca Fideuram SPA
      344,150

     $344,150

OIL & GAS
     61,600 Edison SPA
      386,965
    123,000 Ente Nazionale Idrocarburi SPA*
      626,590
    112,350 Saipem SPA
      513,155

   $1,526,710

TOTAL ITALY --- 3.2%
   $2,527,499

JAPAN --- 29.0%

CONSTRUCTION
     78,000 Sato Kogyo
      272,218
     83,000 Taisei Corp
      430,200

     $702,418

ELECTRIC
     32,000 Tokyo Electric Power*
      702,142

     $702,142

ELECTRONICS - HIGH TECH
     34,000 Denso Corp
      819,454
     56,000 Matsushita Electric Industrial Co Ltd
      914,306
     10,000 Nintendo Corp Ltd
      716,137
     15,000 Secom
      908,345
     10,000 Sony Corp
      655,667

   $4,013,909

FOREIGN BANKS
    144,000 Daiwa Bank Ltd
      752,592
     56,000 Fuji Bank Ltd
      817,554
    325,000 Hokkaido Takushoku Bank
      631,695
    150,000 Nippon Credit Bank
      395,214
     45,000 Sakura Bank Ltd
      321,873
     45,000 Sanwa Bank Ltd
      614,202
     25,000 Sumitomo Bank
      360,660
     74,000 Tokai Bank
      773,497
    141,000 Yasuda Trust & Banking
      598,056

   $5,265,343

GAS
    208,000 Osaka Gas Co
      569,592

     $569,592

MFTG - CONSUMER PRODS.
     47,000 Dai Nippon Printing Co Ltd
      824,205
     38,000 Kirin Brewery Co Ltd
      374,223
     40,000 Onward Kashiyama Co Ltd
      563,234

   $1,761,662

MFTG - INDUSTRIAL PRODS
     51,000 Asahi Glass Co Ltd
      480,218
    144,000 Ishikawajima-Harima Heavy Industries Co Ltd
      640,636
      1,000 Kawasaki Steel Corp
        2,877
     87,000 Mitsubishi Chemical Corp
      281,833
     51,000 Mitsubishi Heavy Industries Ltd
      405,321
    200,000 Nippon Steel Co
      590,878
     51,000 Ricoh Corp Ltd
      585,954
        410 Sumitomo Rubber Industries Ltd
        3,057
     51,000 Toto Ltd
      581,548
     56,000 Yakult Honsha
      580,511

   $4,152,833

OTHER TRANS. SERVICES
     45,000 Mitsubishi Logistics Corp
      583,103

     $583,103

RAILROADS
        156 East Japan Railway  Co
      702,108
     95,250 Odakyu Electric Railway
      571,862

   $1,273,970

REAL ESTATE
     45,000 Mitsui Fudosan
      450,933

     $450,933

RETAIL TRADE
     92,000 Mitsukoshi Ltd
      653,283
     36,000 Takashimaya Co
      432,274

   $1,085,557

SECURITIES & COMMODITIES
     20,000 Daiwa Securities Co Ltd
      177,954
     34,000 Nomura Securities Co Ltd
      511,057

     $689,011

TELEPHONE
         68 Nippon Telegraph & Telephone Corp
      515,757

     $515,757

TRANSPORTATION EQUIPMENT
     16,000 Toyota Motor Corp
      460,263

     $460,263

WHOLESALE TRADE - INDL
     45,000 Mitsubishi Corp
      466,482
     51,000 Mitsui & Co
      414,133

     $880,615

TOTAL JAPAN --- 29.0%
  $23,107,108

NETHERLANDS --- 3.9%

FOREIGN BANKS
      4,900 ABN Amro Holding NV
      319,152

     $319,152

HOLDING & INVEST. OFFICES
     31,825 Fortis Amev NV
    1,115,728

   $1,115,728

MFTG - CONSUMER PRODS.
      4,900 Ahrend Groep NV
      273,437

     $273,437

MFTG - INDUSTRIAL PRODS
      1,520 Akzo Nobel NV
      207,869
      3,900 CSM NV
      216,955

     $424,824

RETAIL TRADE
     23,400 Vendex International NV
    1,002,063

   $1,002,063

TOTAL NETHERLANDS --- 3.9%
   $3,135,204

NORWAY --- 2.4%

MFTG - CONSUMER PRODS.
     21,500 Schibsted AS
      397,409

     $397,409

MFTG - INDUSTRIAL PRODS
      4,400 Orkla AS
      308,017
     19,700 Unitor ASA
      254,122

     $562,139

OIL & GAS
     21,600 Smedvig ASA Class B*
      445,130

     $445,130

RETAIL TRADE
      9,800 Narvesen ASA
      292,915

     $292,915

TRANSPORTATION
     28,200 Benor Tankers Ltd*
      186,320

     $186,320

TOTAL NORWAY --- 2.4%
   $1,883,913

SPAIN --- 3.4%

CONSTRUCTION
     14,700 Aumar Autopistas del Mare Nostrum SA
      232,447

     $232,447

FOREIGN BANKS
     16,100 Banco Santander SA
    1,037,059

   $1,037,059

HOLDING & INVEST. OFFICES
    155,250 Corp Financiera Reunida SA*
      512,646

     $512,646

INDUSTRIAL SERVICES
      8,360 Abengoa SA*
      291,605

     $291,605

MFTG - CONSUMER PRODS.
      5,000 Tabacalera SA
      216,650
     14,100 Viscofan Industria Navarra De Envolturas Celulosicas SA

    207,658

     $424,308

OIL & GAS
      5,700 Repsol SA
      220,029

     $220,029

TOTAL SPAIN --- 3.4%
   $2,718,094

SWEDEN --- 0.4%

CONSUMER SERVICES
     20,400 Scandic Hotels AB*
      342,161

     $342,161

TOTAL SWEDEN --- 0.4%
     $342,161

SWITZERLAND --- 6.5%

AIR
        320 Danzas Holding AG
      355,210
        489 Swissair AG*
      395,864

     $751,074

CONSTRUCTION
        391 Schindler Holding AG
      425,254

     $425,254

HOLDING & INVEST. OFFICES
        525 Nestle SA
      563,930

     $563,930

INDUSTRIAL SERVICES
      1,954 Adecco SA
      490,764

     $490,764

INSURANCE
        171 Baloise Holding Ltd
      343,841

     $343,841

MFTG - INDUSTRIAL PRODS
        900 Alusuisse-Lonza Holding AG
      717,820
        489 Novartis (registered)*
      560,351
        115 Roche Holding AG
      895,295

   $2,173,466

RETAIL TRADE
      2,700 TAG Heuer International SA*
      435,940

     $435,940

TOTAL SWITZERLAND --- 6.5%
   $5,184,269

UNITED KINGDOM --- 28.0%

AIR
     91,250 BAA PLC
      760,010

     $760,010

COMMUNICATIONS
     64,000 British Sky Broadcasting Group PLC
      571,945
     68,300 Carlton Communications PLC
      598,212
    211,950 Orange PLC
      682,174
     38,500 Reuters Holdings PLC
      494,670
    211,950 TeleWest Communications PLC*
      449,944

   $2,796,945

CONSUMER SERVICES
     23,940 EMI Group PLC
      565,597
     60,150 Greenalls Group PLC
      602,929
    251,350 Ladbroke Group PLC
      994,019
    107,700 Rank Group PLC
      807,595
     39,600 Smithkline Beecham PLC
      547,785

   $3,517,925

ELECTRIC
    173,550 National Grid Group PLC
      580,865

     $580,865

ELECTRONICS - HIGH TECH
     77,250 General Electric Co PLC
      506,525

     $506,525

FOREIGN BANKS
     93,400 Barclays PLC
    1,599,808
     42,400 National Westminster Bank PLC
      497,959

   $2,097,767

HOLDING & INVEST. OFFICES
    102,900 BTR PLC
      502,070
    380,700 Hanson PLC
      534,442
    191,750 Tomkins PLC
      881,421

   $1,917,933

MFTG - CONSUMER PRODS.
     76,370 Cadbury Schweppes PLC
      644,575
     42,650 Pearson PLC
      547,261
     64,510 Reed International PLC
    1,216,509

   $2,408,345

MFTG - INDUSTRIAL PRODS
     48,000 BPB PLC
      315,556
     63,500 British Aerospace PLC
    1,391,514
     75,000 Caradon PLC
      308,160
     60,100 Glaxo Wellcome PLC
      975,409
     84,150 IMI PLC
      538,802
     95,050 TI Group PLC
      947,063

   $4,476,504

OIL & GAS
     61,200 British Petroleum Company PLC
      733,421
     35,810 Shell Transport & Trading Co PLC
      620,424

   $1,353,845

RETAIL TRADE
     52,100 Bass PLC
      732,293
     76,750 J Sainsbury PLC
      509,816

   $1,242,109

TELEPHONE
     97,950 British Telecommunications PLC
      661,538

     $661,538

TOTAL UNITED KINGDOM --- 28.0%
  $22,320,311

TOTAL COMMON STOCK --- 93.5%
  $74,432,705
(Cost $68,785,137)

PREFERRED STOCK

GERMANY --- 1.1%

MFTG - CONSUMER PRODS.
        390 Hugo Boss AG
      489,876

     $489,876

MFTG - INDUSTRIAL PRODS
      7,960 Henkel KGAA*
      393,112

     $393,112

TOTAL GERMANY --- 1.1%
     $882,988

TOTAL PREFERRED STOCK --- 1.1%
     $882,988
(Cost $633,353)

SHORT-TERM INVESTMENTS

UNITED STATES --- 5.4%

CREDIT INSTITUTIONS
  1,300,000 Ford Motor Credit Co
    1,298,830
  3,031,000 Prudential Funding Corp
    3,030,436

   $4,329,266

TOTAL UNITED STATES --- 5.4%
   $4,329,266

TOTAL SHORT-TERM INVESTMENTS --- 5.4%
   $4,329,266
(Cost $4,329,266)

TOTAL FOREIGN EQUITY PORTFOLIO --- 100.0%
  $79,644,959
(Cost $73,747,756)


Maxim Series Fund, Inc.

Growth Index Portfolio

COMMON STOCK

AGENCY --- 1.3%
      2,300 Federal Home Loan Mortgage Corp
      253,288
     20,200 Federal National Mortgage Association
      752,450
      1,300 Student Loan Marketing Association
      121,063

   $1,126,801

AGRICULTURE --- 0.1%
        300 Agco Corp
        8,588
      1,300 Dole Food Company Inc
       44,038

      $52,626

AIR --- 0.2%
        100 Atlas Air Inc*
        4,775
        900 Comair Holdings Inc
       21,600
        500 Continental Airlines Inc Class B*
       14,125
        900 Pittston Brink's Group
       24,300
      2,800 Southwest Airlines Co
       61,950
        500 US Air Group Inc*
       11,688

     $138,438

COMMUNICATIONS --- 5.0%
      1,333 360 Communications Co*
       30,826
      1,100 AH Belo Corp Class A
       38,363
     30,000 AT&T Corp
    1,305,000
     13,500 Airtouch Communications Inc*
      340,875
      2,900 Cabletron Systems Inc*
       96,425
        100 Cablevision Systems Corp*
        3,063
      1,900 Cascade Communications Corp*
      104,738
      1,300 Clear Channel Communications Inc*
       46,963
      7,223 Comcast Corp Class A
      128,656
      2,200 Gannett Company Inc
      164,725
      1,597 Gaylord Entertainment Co
       36,531
        675 HSN Inc*
       16,031
      3,175 Infinity Broadcasting Corp Class A*
      106,759
      2,638 MFS Communications Company Inc*
      143,771
        100 New World Communications Group Inc Class A*
        2,525
        200 OmniPoint Corp*
        3,850
      2,800 Paging Network Inc*
       42,700
        700 PanAmSat Corp*
       19,600
      1,000 Picturetel Corp*
       26,000
      1,500 Qualcomm Inc*
       59,813
         20 Scripps Howard Broadcasting Co              Class A
          700
        100 Sinclair Broadcast Group Inc Class A*
        2,600
      1,309 TCI Satellite Network*
       12,926
        200 Tele Communications International Inc Class A*
        2,650
      4,247 Tele-Communications Inc - Liberty Media Group Class A*
     121,303
     17,590 Tele-Communications Inc Class A
      229,761
        700 Telephone & Data Systems Inc
       25,375
     12,625 Time Warner Inc
      473,438
        900 United States Satellite Broadcasting Company Inc Class
A       9,000
      3,800 Viacom Inc Class B*
      132,525
     11,900 Westinghouse Electric Corp
      236,513
     10,580 Worldcom Inc*
      275,736

   $4,239,741

CONSTRUCTION --- 0.0%
      2,341 Clayton Homes Inc
       31,604

      $31,604

CONSUMER SERVICES --- 14.7%
      1,000 Accustaff Inc*
       21,125
      1,100 Allegiance Corp
       30,388
        900 Allergan Inc
       32,063
      7,300 Amgen Inc*
      396,938
      1,400 Apollo Group Inc Class A*
       46,812
      1,300 Apria Healthcare Group Inc*
       24,375
      3,200 Becton Dickinson & Co
      138,800
        800 Beverly Enterprises Inc*
       10,200
      2,000 Biogen Inc*
       77,500
      3,100 Biomet Inc
       46,888
      6,400 Bristol-Myers Squibb Co
      696,000
        500 CR Bard Inc
       14,000
      9,227 CUC International Inc*
      219,141
      1,100 Choice Hotels International Inc.*
       19,388
      2,800 Circus Circus Enterprises Inc*
       96,250
     18,202 Columbia/HCA Healthcare Corp
      741,732
     12,400 Eli Lilly & Co
      905,200
        300 FHP International Corp*
       11,138
      1,000 Forest Laboratories Inc*
       32,750
        300 Genetics Institute Inc*
       25,425
      1,800 Genzyme Corp*
       39,150
        900 Grand Casinos Inc*
       12,150
      2,800 H&R Block Inc
       81,200
      3,600 HFS Inc*
      215,100
      2,750 Harrah's Entertainment Inc*
       54,656
      1,000 Health Care & Retirement Corp*
       28,625
      2,675 Health Management Associates Inc*
       60,188
      1,000 Health Systems International Inc*
       24,750
        900 HealthCare Compare Corp*
       38,138
      4,086 Healthsouth Corp*
      157,822
      5,500 Hilton Hotels Corp
      143,688
        300 Homestead Village Inc (wts)*
        5,400
        300 Host Marriott Corp
        4,800
      3,800 Humana Inc*
       72,675
      2,300 ITT Corp*
       99,763
      2,900 Ivax Corp
       29,725
     35,876 Johnson & Johnson
    1,784,831
      1,825 La Quinta Inns Inc
       34,903
        800 Lincare Holdings Inc*
       32,800
        448 MGM Grand Inc*
       15,624
      1,200 Manor Care Inc
       32,400
      2,800 Marriott International Inc
      154,700
      3,399 MedPartners Inc*
       71,379
      6,500 Medtronic Inc
      442,000
     32,700 Merck & Company Inc
    2,591,475
      5,300 Mirage Resorts Inc*
      114,613
      1,700 Nellcor Inc*
       37,188
      1,700 Omnicare Inc
       54,613
      1,300 Ornda Healthcorp*
       38,025
        700 Pacificare Health Systems Inc Class B*
       59,675
      1,600 Phycor Inc*
       45,400
        700 Physician Reliance Network Inc*
        5,425
      1,000 Physician Sales & Services Inc*
       14,375
      1,425 Promus Hotel Corp*
       42,216
      1,300 Quorum Health Group Inc*
       38,675
      4,000 Republic Industries Inc*
      124,748
      6,300 Service Corporation International
      176,400
        100 Speedway Motorsports Inc*
        2,100
      2,250 St Jude Medical Inc*
       95,906
        900 Stewart Enterprises Inc Class A
       30,600
      2,000 Stryker Corp
       59,750
      1,100 Tenet Healthcare Corp*
       24,063
     18,408 The Walt Disney Co
    1,281,657
        500 Total Renal Care Holdings Inc*
       18,125
      4,700 United Healthcare Corp
      211,500
      1,400 United States Surgical Corp
       55,125
      1,280 Vencor Inc*
       40,480
      1,000 Vivra Inc*
       27,625
      2,500 Whitman Corp
       57,188

  $12,469,527

CREDIT INSTITUTIONS --- 1.4%
      1,100 Advanta Corp Class A
       47,025
      4,400 American Express Co
      248,600
        145 Beneficial Corp
        9,189
        200 Capital One Financial Corp
        7,200
      1,500 Concord EFS Inc*
       42,375
        300 Countrywide Credit Industries Inc
        8,588
        100 Equitable of Iowa Cos
        4,588
      1,550 Fifth Third Bancorp
       97,359
      3,000 First USA Inc
      103,875
      1,800 Household International Inc
      166,050
      5,250 MBNA Corp
      217,875
      3,950 Mercury Finance Co
       48,388
        300 State Street Boston Corp
       19,350
      2,900 Synovus Financial Corp
       93,163
        100 TCF Financial Corp
        4,350
        900 The Money Store Inc
       24,863
        100 Western National Corp
        1,925

   $1,144,763

ELECTRIC --- 0.1%
      1,503 AES Corp*
       69,890

      $69,890

ELECTRONICS - HIGH TECH --- 20.3%
      3,200 AMP Inc
      122,800
        600 AVX Corporation
       12,900
      3,100 Adaptec Inc*
      124,000
      1,800 Adobe Systems Inc
       67,275
        400 Adtran Inc*
       16,600
      1,000 Advanced Micro Devices Inc*
       25,750
      2,100 American Power Conversion Corp*
       57,225
      1,000 Amphenol Corp*
       22,250
      3,450 Analog Devices Inc*
      116,869
      1,650 Andrew Corp*
       87,552
      4,800 Applied Materials Inc*
      172,498
      3,300 Ascend Communications Inc*
      205,013
        600 Aspect Telecommunications Corp*
       38,100
      2,700 Atmel Corp*
       89,438
        200 Avnet Inc
       11,650
        200 Beckman Instruments Inc
        7,675
        600 Black & Decker Corp
       18,075
      2,800 Boston Scientific Corp*
      168,000
        100 Briggs & Stratton Corp
        4,400
        800 C-Cube Microsystems Inc*
       29,550
      1,000 Checkpoint Systems Inc*
       24,750
      1,600 Cirrus Logic Inc*
       24,800
     18,400 Cisco Systems Inc*
    1,170,700
      6,500 Compaq Computer Corp*
      482,625
      1,400 Cypress Semiconductor Corp*
       19,775
      3,100 DSC Communications Corp*
       55,413
        800 DST Systems Inc*
       25,100
      4,000 Dell Computer Corp*
      212,500
        500 Dentsply International Inc
       23,750
      1,150 Diebold Inc
       72,306
      3,300 Duracell International Inc
      230,588
      6,200 Eastman Kodak Co
      497,550
        100 EchoStar Communications Corp      Class A*
        2,200
      9,100 Electronic Data Systems Corp
      393,575
      1,800 Emerson Electric Co
      174,150
      1,100 FORE Systems Inc*
       36,163
      1,233 Federal Signal Corp
       31,904
        600 Forte Software Inc*
       19,650
        600 GT Interactive Software Corp*
        4,275
        460 Gateway 2000 Inc*
       24,639
     38,500 General Electric Co
    3,806,688
      3,700 General Instrument Corp*
       80,013
      1,737 Glenayre Technologies Inc*
       37,453
     22,100 Hewlett-Packard Co
    1,110,525
      1,100 Honeywell Inc
       72,325
        220 Hubbell Inc Class B
        9,515
        890 Imation Corp*
       25,031
      1,200 Input/Output Inc*
       22,200
     22,200 Intel Corp
    2,906,801
      3,100 International Game Technology
       56,575
      1,400 International Rectifier Corp*
       21,350
        100 Johnson Controls Inc
        8,288
      1,400 KLA Instruments Corp*
       49,700
      1,300 Komag Inc*
       35,263
      2,400 LCI International Inc*
       51,600
      3,500 LSI Logic Corp*
       93,625
        700 Lam Research Corp*
       19,688
      1,000 Learning Company Inc*
       14,375
      1,600 Lexmark International Group Inc      Class A*
       44,200
      2,100 Linear Technology Corp
       92,138
        100 MSC Industrial Direct Company Inc Class A*
        3,700
        900 Macromedia Inc*
       16,200
      1,900 Maxim Integrated Products Inc*
       82,175
        500 Memc Electronic Materials Inc*
       11,250
      1,600 Mentor Graphics Corp*
       15,600
        500 Micron Electronics Inc*
        9,719
      5,000 Micron Technology Inc
      145,625
      1,818 Molex Inc
       71,129
     15,900 Motorola Inc
      975,863
      1,200 Netscape Communications Corp*
       68,250
      6,800 Novell Inc*
       64,382
        300 Objective Systems Integrators Inc*
        7,163
      1,500 Octel Communications Corp*
       26,250
      2,000 Pairgain Technologies Inc*
       60,874
      1,200 Perkin-Elmer Corp
       70,650
        300 Presstek Inc*
       21,375
        800 Quantum Corp*
       22,900
      1,000 Rational Software Corp*
       39,562
        600 Read-Rite Corp*
       15,150
        800 SCI Systems Inc*
       35,700
      1,800 Scientific-Atlanta Inc
       27,000
      5,000 Seagate Technology Inc*
      197,500
        800 Security Dynamics Technologies Inc*
       25,200
        900 Sensormatic Electronics Corp
       15,075
      4,600 Silicon Graphics Inc*
      117,300
      1,200 Solectron Corp*
       64,050
        900 Steris Corp*
       39,150
      2,014 Sterling Commerce Inc*
       70,994
     10,200 Sun Microsystems Inc*
      262,007
        600 Symbol Technologies Inc*
       26,550
        100 Tektronix Inc
        5,125
      4,400 Tellabs Inc*
      165,550
      1,200 Teradyne Inc*
       29,250
      3,600 Texas Instruments Inc
      229,500
        500 Thermedics Inc*
        9,063
      3,800 Thermo Electron Corp
      156,750
        370 Thermo Instrument Systems Inc*
       12,256
         40 Thomas & Betts Corp
        1,775
      2,360 US Robotics Corp*
      169,920
      2,200 Unisys Corp*
       14,850
        800 Varian Associates Inc
       40,700
        571 Vishay Intertechnology Inc*
       13,347
        100 WW Grainger Inc
        8,025
        400 Westell Technologies Inc Class A*
        9,150
      2,320 Xerox Corp
      122,090
      2,100 Xilinx Inc*
       77,305
      1,100 York International Corp
       61,463

  $17,215,848

ENVIRONMENTAL SERVICES --- 0.4%
        800 Browning-Ferris Industries Inc
       21,000
      2,750 USA Waste Services Inc*
       87,656
      6,700 WMX Technologies Inc
      218,588

     $327,244

FINANCIAL SERVICES --- 0.0%
        100 ContiFinancial Corp*
        3,613

       $3,613

GAS --- 0.4%
      5,500 Enron Corp
      237,188
      1,700 NGC Corp
       39,525
        900 Pogo Producing Co
       42,525
        100 Sonat Inc
        5,150
        500 Valero Energy Corp
       14,313
        300 Williams Companies Inc
       11,250

     $349,951

HIGHWAYS --- 0.0%
        100 Consolidated Freightways Inc
        2,225

       $2,225

HOLDING & INVEST. OFFICES --- 0.4%
      4,000 Cognizant Corp*
      132,000
        200 Finova Group Inc
       12,850
        300 Green Point Financial Corp
       14,213
      1,500 MGIC Investment Corp
      114,000
        500 TIG Holdings Inc
       16,938
        800 US Industries Inc*
       27,500

     $317,501

INDEPENDENT POWER PROD --- 0.0%
        800 Calenergy Inc*
       26,900
        300 Wheelabrator Technologies Inc
        4,875

      $31,775

INDUSTRIAL SERVICES --- 7.9%
      1,366 AC Nielsen Corp*
       20,661
        400 APAC Teleservices Inc*
       15,350
      1,200 Altera Corp*
       87,224
      2,400 America Online Inc*
       79,800
      1,100 American Management Systems Inc*
       26,950
        700 Arrow Electronics Inc*
       37,450
      1,100 Autodesk Inc
       30,800
      7,800 Automatic Data Processing Inc
      334,425
      2,800 BMC Software Inc*
      115,850
        150 CDW Computer Centers Inc*
        8,897
      2,450 Cadence Design Systems Inc*
       97,388
        900 Cambridge Technology Partners Inc*
       30,206
      1,800 Ceridian Corp*
       72,900
        800 Cintas Corp
       47,000
      7,850 Computer Associates International Inc
      390,538
      1,916 Computer Sciences Corp*
      157,352
      1,000 Compuware Corp*
       50,125
      2,300 Corrections Corporation of America*
       70,438
        500 Deluxe Corp
       16,375
      2,200 Dun & Bradstreet Corp
       52,250
      1,400 Electronic Arts Inc*
       41,912
      3,900 Equifax Inc
      119,438
     11,270 First Data Corp
      411,355
      1,200 Fiserv Inc*
       44,100
      2,300 Fluor Corp
      144,325
      1,000 Foster Wheeler Corp
       37,125
        200 Global DirectMail Corp*
        8,725
      1,200 Gtech Holdings Corp*
       38,400
      2,200 HBO & Co
      130,625
      4,100 Informix Corp*
       83,538
      1,900 Interpublic Group of Companies Inc
       90,250
      1,000 Intuit Inc*
       31,500
        300 Kelly Services Inc Class A
        8,100
      5,853 Lucent Technologies Inc
      270,701
      2,100 Manpower Inc
       68,250
      1,100 McAfee Associates Inc*
       48,400
      1,900 Medaphis Corp*
       21,255
        700 Medic Computer Systems Inc*
       28,218
     21,500 Microsoft Corp*
    1,776,438
        100 National Service Industries Inc
        3,738
      1,600 Olsten Corp
       24,200
      2,000 Omnicom Group Inc
       91,500
     13,700 Oracle Systems Corp*
      571,975
      3,600 Parametric Technology Corp*
      184,950
      1,525 Paychex Inc
       78,441
      2,000 Peoplesoft Inc*
       95,874
        400 Pitney Bowes Inc
       21,800
        400 Quintiles Transnational Corp*
       26,500
      2,300 Reynolds & Reynolds Co Class A
       59,800
      1,700 Robert Half International Inc*
       58,438
        600 Shared Medical Systems Corp
       29,550
        700 Shiva Corp*
       24,413
        900 Sterling Software Inc
       28,463
      1,100 Sungard Data System Inc*
       43,450
      2,000 Sybase Inc*
       33,374
      1,100 Synopsys Inc*
       50,875
        400 Thermo Cardiosystems Inc*
       12,000
        400 Thermolase Corp*
        6,300
        708 Total System Services Inc
       19,028
      2,400 Viking Office Products Inc*
       64,049
        260 Wallace Computer Services Inc
        8,970
        700 Western Atlas Inc*
       49,613

   $6,731,935

INSURANCE --- 1.4%
      2,374 Aetna Inc
      189,920
        650 Aflac Inc
       27,788
        100 Allmerica Financial Corporation
        3,350
         35 Ambac Inc
        2,323
      2,500 American International Group Inc
      270,625
        400 Equitable Companies Inc
        9,850
        600 Erie Indemnity Co Class A
       18,600
        300 Everest Reinsurance Holdings Inc
        8,625
      1,500 Foundation Health Corp*
       47,625
        300 General Re Corp
       47,325
      1,700 Healthsource Inc*
       22,313
      1,800 Marsh & McLennan Companies Inc
      187,200
      2,200 Oxford Health Plans Inc*
      128,836
         30 Paul Revere Corp
        1,118
        400 Progressive Corp
       26,950
        200 Protective Life Corp
        7,975
         40 Reliastar Financial Corp
        2,310
      2,700 SunAmerica Inc
      119,813
        300 The PMI Group Inc
       16,613
         40 Transatlantic Holdings Inc
        3,220
        866 Travelers Group Inc
       39,295
        100 Travelers/Aetna Property Casualty Corp Class A
        3,538
        100 Unum Corp
        7,225
      1,300 Value Health Inc*
       25,350

   $1,217,787

MFTG - CONSUMER PRODS. --- 15.7%
      2,600 Anheuser-Busch Companies Inc
      104,000
      3,400 Avon Products Inc
      194,225
      1,200 Bed Bath & Beyond Inc*
       29,100
        700 Brown-Forman Corp Class B
       32,025
        600 Brunswick Corp
       14,400
      3,400 CPC International Inc
      263,500
      3,200 Campbell Soup Co
      256,800
     67,100 Coca-Cola Co
    3,531,138
      1,500 Coca-Cola Enterprises Inc
       72,750
      4,000 Colgate-Palmolive Co
      369,000
      2,500 CompUSA Inc*
       51,563
      5,700 ConAgra Inc
      283,575
      2,400 Dial Corp
       35,400
        100 Dow Jones & Company Inc
        3,388
      1,000 Fort Howard Corp*
       27,687
        300 Fruit of the Loom Inc Class A*
       11,363
      1,300 Gartner Group Inc Class A*
       50,618
      3,500 General Mills Inc
      221,813
     12,000 Gillette Co
      933,000
      3,950 HJ Heinz Co
      141,213
      1,400 Harcourt General Inc
       64,575
      1,500 Hershey Foods Corp
       65,625
      1,200 Hillenbrand Industries Inc
       43,500
      2,500 International Flavors & Fragrances Inc
      112,500
        500 Interstate Bakeries Co
       24,563
      1,000 Jones Apparel Group Inc*
       37,375
      3,500 K-III Communications Corp*
       37,625
      2,100 Kellogg Co
      137,813
        300 Knight-Ridder Inc
       11,475
        533 Lancaster Colony Corp
       24,518
      1,000 Lee Enterprises Inc
       23,250
      2,200 Leggett & Platt Inc
       76,175
        100 Liz Claiborne Inc
        3,863
        500 Marvel Entertainment Group Inc*
          938
      2,500 Masco Corp
       90,000
      7,483 Mattel Inc
      207,653
        500 McCormick & Company Inc (nonvtg)
       11,781
        900 McGraw-Hill Companies Inc
       41,513
        600 Meredith Corp
       31,650
      1,000 Nabisco Holdings Corp Class A
       38,875
        800 New York Times Co Class A
       30,400
      4,300 Newell Co
      135,450
        700 Nine West Group Inc*
       32,463
        500 Oakley Inc*
        5,438
      1,200 Oakwood Homes Corp
       27,450
     39,200 Pepsico Inc
    1,146,600
     22,000 Philip Morris Companies Inc
    2,477,750
      1,900 Pioneer Hi-Bred International Inc
      133,000
        700 Quaker Oats Co
       26,688
      1,000 RJR Nabisco Holdings Corp
       34,000
        200 RR Donnelley & Sons Co
        6,275
      2,400 Ralston-Ralston Purina Group
      176,100
      2,100 Readers Digest Association Inc Class A
       84,525
      4,000 Rubbermaid Inc
       91,000
     11,200 Sara Lee Corp
      417,200
        500 Shaw Industries Inc
        5,875
      2,100 Starbucks Corp*
       60,113
        300 Talbots Inc
        8,588
      2,100 The Times Mirror Co Class A
      104,475
        800 Tiffany & Co
       29,300
      1,300 Tribune Co
      102,538
        900 Tupperware Corporation
       48,263
        400 Tyson Foods Inc Class A
       13,700
      5,100 UST Inc
      165,113
        900 Unifi Inc
       28,913
      2,300 Viad Corp
       37,950
      1,300 Warnaco Group Inc Class A
       38,513
         10 Washington Post Co Class B
        3,351
      2,800 Wm Wrigley Jr Co
      157,500

  $13,340,356

MFTG - INDUSTRIAL PRODS --- 12.4%
      4,500 3Com Corp*
      330,188
        200 AK Steel Holding Corp
        7,925
     21,000 Abbott Laboratories
    1,065,750
        500 Air Products & Chemicals Inc
       34,563
      1,600 Airgas Inc*
       35,200
        100 Albemarle Corp
        1,813
      1,117 Allegheny Teledyne Inc
       25,691
      2,300 Alza Corp*
       59,513
     12,100 American Home Products Corp
      709,363
      2,100 American Standard Companies Inc*
       80,325
        200 Armstrong World Industries Inc
       13,900
      4,935 Bay Networks Inc*
      103,018
      1,200 Bemis Company Inc
       44,250
        200 Betz Laboratories Inc
       11,700
        500 Blyth Industries Inc*
       22,813
        100 Cabot Corp
        2,513
      1,900 Callaway Golf Co
       54,625
        125 Case Corp
        6,813
      1,500 Centocor Inc*
       53,625
      4,400 Chiron Corp*
       81,950
        700 Clorox Co
       70,263
        400 Cooper Tire & Rubber Co
        7,900
      6,100 Corning Inc
      282,125
        300 Crane Co
        8,700
      2,200 Crown Cork & Seal Company Inc
      119,625
      1,200 Cytec Industries Inc*
       48,750
        800 Danaher Corp
       37,300
      2,800 Dover Corp
      140,700
        500 Dow Chemical Co
       39,188
      1,500 EI DuPont De Nemours & Co
      141,563
      5,900 EMC Corp*
      195,438
      1,500 Ecolab Inc
       56,438
        700 Electronics for Imaging Inc*
       57,575
      2,600 Engelhard Corp
       49,725
        900 First Brands Corp
       25,538
      1,000 Georgia Gulf Corp
       26,875
        400 Great Lakes Chemical Corp
       18,700
      2,000 Guidant Corp
      114,000
        330 Harnischfeger Industries Inc
       15,881
        100 Harsco Corp
        6,850
      2,800 Hercules Inc
      121,100
      1,000 IDEXX Laboratories Inc*
       36,000
      2,500 Illinois Tool Works Inc
      199,688
      1,000 Interneuron Pharmaceutical Inc*
       26,000
      3,200 Iomega Corp*
       55,600
      1,200 JLG Industries Inc
       19,200
      4,780 Kimberly-Clark Corp
      455,295
      1,800 Lear Corp*
       61,425
        400 Lyondell Petrochemical Co
        8,800
        350 MA Hanna Co
        7,656
        200 Mallinckrodt Inc
        8,825
      1,200 Millipore Corp
       49,650
      3,500 Minnesota Mining & Manufacturing Co
      290,063
     16,100 Monsanto Co
      625,888
      3,300 Morton International Inc
      134,475
      3,300 Mylan Laboratories Inc
       55,275
        100 Nalco Chemical Co
        3,613
        200 Network General Corp*
        6,050
        400 Nordson Corp
       25,500
      2,400 Nucor Corp
      122,400
      1,000 Owens-Illinois Inc*
       22,750
        500 PPG Industries Inc
       28,063
      3,100 Pall Corp
       79,050
     17,200 Pfizer Inc
    1,425,450
      5,500 Pharmacia & Upjohn Inc
      217,938
      4,200 Praxair Inc
      193,725
      1,425 RPM Inc (Ohio)
       24,225
      1,200 Raychem Corp
       96,150
        900 Rhone-Poulenc Class A
       70,313
      9,900 Schering-Plough Corp
      641,025
      1,000 Sealed Air Corp*
       41,625
        100 Sherwin-Williams Co
        5,600
      1,100 Sigma Aldrich Corp
       68,681
      1,750 Sonoco Products Co
       45,281
        600 Tambrands Inc
       24,525
        300 The BF Goodrich Co
       12,150
        200 The Stanley Works
        5,400
        300 Thermo Fibertech Inc*
        2,794
        700 Trinity Industries Inc
       26,250
      3,858 Tyco International Ltd
      203,992
        500 UCAR International Inc*
       18,813
      1,200 USG Corp*
       40,650
        800 USX-US Steel Group
       25,100
        700 Verifone Inc*
       20,650
      2,500 WR Grace & Co
      129,375
      4,800 Warner-Lambert Co
      360,000
        800 Watson Pharmaceuticals Inc*
       35,950
      1,000 Western Digital Corp*
       56,875
        100 Witco Corp
        3,050
      1,700 Worthington Industries Inc
       30,813

  $10,477,438

MINING --- 0.4%
      4,600 Freeport-McMoran Copper & Gold Inc Class B
      137,425
      1,100 Homestake Mining Co
       15,675
        300 Newmont Gold Co
       13,125
      2,624 Newmont Mining Corp
      117,424
      3,500 Santa Fe Pacific Gold Corp
       53,813
        200 Southern Peru Copper Corp
        2,925

     $340,387

OIL & GAS --- 1.8%
      1,400 Anadarko Petroleum Corp
       90,650
        600 Apache Corp
       21,225
      2,900 Baker Hughes Inc
      100,050
        200 Burlington Resources Inc
       10,075
        500 Chesapeake Energy Corp*
       27,813
        300 Coastal Corp
       14,663
        400 Cooper Cameron Corp*
       30,600
        500 Diamond Offshore Drilling Inc*
       28,500
      1,700 Dresser Industries Inc
       52,700
      1,600 Enron Oil & Gas Co
       40,400
      1,900 Ensco International Inc*
       92,150
        300 Enserch Corp
        6,900
      3,200 Global Marine Inc*
       66,000
      2,900 Halliburton Co
      174,725
        700 Lousiana Land & Exploration Co
       37,538
      1,300 Nabors Industries Inc*
       25,025
      1,200 Noble Affiliates Inc
       57,450
        900 Noble Drilling Corp*
       17,888
      2,400 Oryx Energy Co*
       59,400
      2,600 Phillips Petroleum Co
      115,050
      1,500 Reading & Bates Corp*
       39,750
      1,100 Smith International Inc*
       49,363
        800 Tosco Corp
       63,300
        525 Transocean Offshore Inc
       32,878
        100 Ultramar Diamond Shamrock Corp
        3,163
      6,700 Union Pacific Resources Group Inc
      195,975
        900 Union Texas Petroleum Holdings Inc
       20,138
        400 UnoCal Corp
       16,250
        500 Vastar Resources Inc
       19,000
        800 Weatherford Enterra Inc*
       24,000

   $1,532,619

OTHER ASSET-BACKED --- 0.2%
      3,800 Green Tree Financial Corp
      146,775

     $146,775

OTHER TRANS. SERVICES --- 0.1%
        400 Federal Express Corp*
       17,800
        400 Fritz Companies Inc*
        5,100
      1,600 Tidewater Inc
       72,400

      $95,300

RAILROADS --- 0.2%
        593 Burlington Northern Santa Fe
       51,220
      1,400 Illinois Central Corp Class A
       44,800
        200 Kansas City Southern Industries Inc
        9,000
      1,400 Wisconsin Central Transportation Corp*
       55,475

     $160,495

REAL ESTATE --- 0.1%
      2,100 Simon Debartolo Group Inc
       65,100
      1,400 The Rouse Co
       44,450

     $109,550

RETAIL TRADE --- 6.7%
      6,000 Albertson's Inc
      213,750
      4,100 Autozone Inc*
      112,750
        600 Barnes & Noble Inc*
       16,200
        300 Boise Cascade Office Products Corp*
        6,300
        500 Borders Group Inc*
       17,938
      1,500 Boston Chicken Inc*
       53,813
      1,450 Brinker International Inc*
       23,200
      2,700 Circuit City Stores Inc
       81,338
      1,875 Consolidated Stores Corp*
       60,469
      2,000 Corporate Express Inc*
       58,874
      1,600 Cracker Barrel Old Country Store Inc
       40,600
        400 Darden Restaurants Inc
        3,500
        500 Dayton Hudson Corp
       19,625
      2,388 Dollar General Corp
       76,416
        500 Dollar Tree Stores Inc*
       19,125
        700 Fastenal Co
       32,025
      1,900 Federated Department Stores Inc*
       64,838
      2,400 Food Lion Inc Class A
       24,300
        500 Footstar Inc*
       12,438
      5,800 Gap Inc
      174,725
      2,300 General Nutrition Companies Inc*
       38,813
        400 Hannaford Brothers Co
       13,600
     13,100 Home Depot Inc
      656,638
      1,100 Intimate Brands Inc Class A
       18,700
        492 JC Penney & Company Inc
       23,985
      1,400 Kohls Corp*
       54,950
      2,900 Kroger Co*
      134,850
      1,200 Limited Inc
       22,050
        900 Lone Star Steakhouse & Saloon Inc*
       24,075
      3,900 Lowe's Companies Inc
      138,450
     18,800 McDonald's Corp
      850,700
        700 Micro Warehouse Inc*
        8,225
        400 Neiman Marcus Group Inc*
       10,200
        700 Nordstrom Inc
       24,806
      3,650 Office Depot Inc*
       64,788
      2,850 Officemax Inc*
       30,281
      1,300 Outback Steakhouse Inc*
       34,775
      1,200 Owens Corning
       51,150
        740 Payless Shoesource Inc*
       27,750
      1,700 Pep Boys - Manny Moe & Jack
       52,275
      3,000 Petsmart Inc*
       65,625
        700 Revco DS Inc*
       25,900
        300 Rite Aid Corp
       11,925
      6,500 Safeway Inc*
      277,875
      8,600 Sears Roebuck & Co
      396,675
      2,200 Southland Corp*
        6,530
        200 Spiegel Inc*
        1,412
      4,525 Staples Inc*
       81,731
      1,500 Sunglass Hut International Inc*
       10,875
      2,400 TJX Companies Inc
      113,700
        700 Tandy Corp
       30,800
        900 Toys R Us Inc*
       27,000
        300 Vons Companies Inc*
       17,963
     38,300 Wal-Mart Stores Inc
      876,113
      6,700 Walgreen Co
      268,000
      2,100 Wendy's International Inc
       43,050
      1,200 Winn-Dixie Stores Inc
       37,950

   $5,686,409

SECURITIES & COMMODITIES --- 0.4%
      3,100 Charles Schwab & Company Inc
       99,200
        800 Dean Witter Discover & Co
       53,000
      1,400 Franklin Resources Inc
       95,725
      1,300 T Rowe Price & Associates Inc
       56,550
      1,400 United Asset Management Corp
       37,275

     $341,750

TELEPHONE --- 1.1%
      3,500 ADC Telecommunications Inc*
      108,938
        300 Alltel Corp
        9,413
      1,600 Ameritech Corp
       97,000
        200 Century Telephone Enterprises Inc
        6,175
      1,900 Cincinnati Bell Inc
      117,088
      3,400 Frontier Corp
       76,925
      9,000 GTE Corp
      409,500
      1,200 MCI Communications Corp
       39,224
      2,000 SBC Communications Inc
      103,500

     $967,763

TRANSPORTATION EQUIPMENT --- 1.5%
      4,700 Allied-Signal Inc
      314,900
        500 Echlin Inc
       15,813
      2,000 Harley-Davidson Inc
       94,000
        300 Newport News Shipbuilding Inc*
        4,500
        600 Premisys Communications Inc*
       20,250
        450 Sundstrand Corp
       19,125
      7,200 The Boeing Co
      765,900
      1,100 United Technologies Corp
       72,600

   $1,307,088

WHOLESALE TRADE - INDL --- 0.3%
      3,600 Alco Standard Corp
      185,850
        400 Jefferson Smurfit Corp*
        6,425
        100 McKesson Corp
        5,600
      1,300 Sybron International Corp*
       42,900

     $240,775

WHOLESALE TRADE -CONSUMER --- 3.2%
      2,600 Avery Dennison Corp
       91,975
        100 Bergen Brunswig Corp Class A
        2,850
      2,513 Cardinal Health Inc
      146,382
        240 Coleman Company Inc*
        3,300
      3,500 Nike Inc Class B
      209,125
      2,400 Price/Costco Inc*
       60,300
     18,400 Procter & Gamble Co
    1,978,000
      1,200 Richfood Holdings Inc
       29,100
        700 Safeguard Scientifics Inc*
       22,225
      1,000 Sunbeam-Oster Co
       25,750
      4,800 Sysco Corp
      156,532

   $2,725,539

TOTAL COMMON STOCK --- 97.8%
  $82,943,513
(Cost $70,737,320)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.2%
  1,850,000 Prudential Funding Corp
    1,849,656

   $1,849,656

TOTAL SHORT-TERM INVESTMENTS --- 2.2%
   $1,849,656
(Cost $1,849,656)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%
  $84,793,169
(Cost $72,586,976)


Maxim Series Fund, Inc.

Investment Grade Corporate Bond Portfolio

BONDS

AIR --- 3.2%
  3,000,000 Swire Pacific Ltd#
    3,214,380
            Global Notes
            8.500% September 29, 2004

   $3,214,380

CANADIAN - PROVINCIAL --- 3.3%
  3,000,000 Province of Quebec
    3,301,830
            Debentures
            8.800% April 15, 2003

   $3,301,830

COMMUNICATIONS --- 2.1%
  2,000,000 Airtouch Communications Inc
    2,032,400
            Notes
            7.125% July 15, 2001

   $2,032,400

CONSUMER SERVICES --- 3.0%
  3,000,000 Service Corporation International
    3,014,130
            Notes
            6.750% June 1, 2001

   $3,014,130

CREDIT INSTITUTIONS --- 30.6%
  3,000,000 Aristar Inc
    2,956,620
            Notes
            6.125% December 1, 2000
  4,000,000 Associates Corp North America
    4,035,200
            Medium Term Notes
            6.870% August 12, 2002
  3,000,000 BHP Finance USA Corp
    2,969,730
            Guaranteed Debentures
            6.420% March 1, 2026
  3,000,000 Capital One Bank
    3,046,140
            Medium Term Notes
            7.350% June 20, 2000
  3,000,000 Citicorp
    2,881,410
            Subordinated Notes
            6.375% January 15, 2006
  3,000,000 Commercial Credit Co
    3,080,400
            Notes
            7.375% March 15, 2002
  3,000,000 Ford Motor Credit Co
    2,999,310
            Medium Term Notes
            6.600% March 26, 2001
  3,000,000 General Electric Capital Corp
    3,167,080
            Eurodollar Medium Term Notes
            8.100% February 15, 2002
  2,000,000 General Motors Acceptance Corp
    2,074,160
            Medium Term Notes
            7.625% May 5, 2003
  3,000,000 Heller Financial Inc
    3,054,231
            Medium Term Notes
            7.210% September 13, 2001

  $30,264,281

ELECTRIC --- 8.1%
  3,000,000 Commonwealth Edison Co
    3,046,368
            First Mortgage Bonds
            7.500% January 1, 2001
  2,000,000 Florida Power & Light Co
    1,963,700
            First Mortgage Bonds
            5.500% July 1, 1999
  3,000,000 Iberdrola International#
    3,035,730
            Notes
            7.125% June 1, 2003

   $8,045,798

ELECTRONICS - HIGH TECH --- 2.1%
  2,000,000 Xerox Corp
    2,029,880
            Notes
            7.150% August 1, 2004

   $2,029,880

FOREIGN BANKS --- 9.0%
  3,000,000 Abbey National PLC
    2,946,930
            Global Notes
            6.690% October 17, 2005
  3,000,000 Bayerische Landesbanken NY
    3,003,007
            Medium Term Notes
            6.375% August 31, 2000
  3,000,000 Korea Development Bank
    2,978,160
            Notes
            6.250% May 1, 2000

   $8,928,097

INDUSTRIAL SERVICES --- 4.1%
  4,000,000 Lucent Technologies Inc
    4,051,880
            Notes
            6.900% July 15, 2001

   $4,051,880

INSURANCE --- 6.0%
  3,000,000 London Insurance Group
    2,961,660
            Yankee Notes
            6.875% September 15, 2005
  3,000,000 Prudential Insurance Co#
    2,967,330
            Capital Notes
            6.875% April 15, 2003

   $5,928,990

LEASING --- 3.3%
  3,000,000 US Leasing International
    3,246,690
            Senior Notes
            8.750% December 1, 2001

   $3,246,690

MFTG - INDUSTRIAL PRODS --- 3.1%
  3,000,000 Hanson Overseas BV
    3,078,090
            Guaranteed Notes
            7.375% January 15, 2003

   $3,078,090

OIL & GAS --- 2.2%
  2,000,000 BP America Inc
    2,141,250
            Guaranteed Eurodollar Notes
            9.750% March 1, 1999

   $2,141,250

SECURITIES & COMMODITIES --- 9.2%
  3,000,000 CS First Boston Inc#
    3,126,690
            Subordinated Notes
            7.750% May 15, 2006
  3,000,000 Lehman Brothers Holdings Inc
    3,006,360
            Notes
            7.250% October 15, 2003
  3,000,000 Merrill Lynch & Co Inc
    2,995,920
            Notes
            6.875% March 1, 2003

   $9,128,970

U.S. GOVERNMENTS --- 6.1%
  6,000,000 United States of America
    6,032,820
            Treasury Notes
            6.500% October 15, 2006

   $6,032,820

WHOLESALE TRADE -CONSUMER --- 4.3%
  4,000,000 Procter & Gamble Co
    4,291,441
            Debentures
            8.000% November 15, 2003

   $4,291,441

TOTAL BONDS --- 99.7%
  $98,730,927
(Cost $98,083,315)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.3%
    250,000 Prudential Funding Corp
      249,953

     $249,953

TOTAL SHORT-TERM INVESTMENTS --- 0.3%
     $249,953
(Cost $249,953)

TOTAL INVESTMENT GRADE CORPORATE BOND PORTFOLIO --- 100.0%
  $98,980,880
(Cost $98,333,268)


Maxim Series Fund, Inc.

Short-Term Maturity Bond Portfolio

BONDS

AGENCY --- 3.8%
  1,498,908 Federal Home Loan Mortgage Corp
    1,480,637
            Pool #L90105
            6.000% April 1, 1999

   $1,480,637

CANADIAN - PROVINCIAL --- 2.6%
  1,000,000 Ontario Hydro
      997,830
            Guaranteed Notes
            5.800% March 31, 1998

     $997,830

COMMUNICATIONS --- 2.6%
  1,000,000 Gannett Company Inc
      992,440
            Notes
            5.250% March 1, 1998

     $992,440

CONSUMER SERVICES --- 2.6%
  1,000,000 Baxter International Inc
    1,005,480
            Notes
            7.500% May 1, 1997

   $1,005,480

CREDIT INSTITUTIONS --- 18.1%
  1,000,000 Associates Corporation of North America
    1,009,330
            Notes
            6.625% July 15, 1999
  1,000,000 Avco Financial Services Inc
      993,710
            Notes
            5.500% May 1, 1998
  1,000,000 Beneficial Corp
    1,001,820
            Medium Term Notes
            6.060% September 23, 1997
  1,000,000 CIT Group Holdings Inc
    1,000,579
            Notes
            6.250% October 25, 1999
  1,000,000 Chrysler Financial Corp
      989,910
            Notes
            5.625% January 15, 1999
  1,000,000 Ford Motor Credit Co
      989,440
            Notes
            5.625% December 15, 1998
  1,000,000 General Electric Capital Corp
    1,038,457
            Medium Term Notes
            6.650% April 14, 1998

   $7,023,246

ELECTRIC --- 10.5%
  1,100,000 Baltimore Gas & Electric
    1,107,109
            Medium Term Notes
            6.900% July 8, 1997
  1,000,000 Carolina Power & Light Co
      989,610
            First Mortgage Bonds
            5.375% July 1, 1998
  1,000,000 Pacific Gas & Electric Co
      987,880
            First Mortgage Bonds
            5.375% August 1, 1998
  1,000,000 Public Service Electric & Gas
      999,930
            First Mortgage Bonds
            6.000% January 1, 1998

   $4,084,529

ELECTRONICS - HIGH TECH --- 2.6%
  1,000,000 International Business Machines Corp
    1,003,610
            Global Notes
            6.375% November 1, 1997

   $1,003,610

FOREIGN BANKS --- 2.6%
  1,000,000 Korea Development Bank
      994,560
            Notes
            5.875% December 1, 1998

     $994,560

FOREIGN GOVERNMENTS --- 2.5%
  1,000,000 Swedish Government
      970,800
            Eurodollar Medium Term Notes
            4.500% March 24, 1999

     $970,800

GAS --- 2.6%
  1,000,000 Indiana Gas Company Inc
    1,004,870
            Notes
            6.625% December 1, 1997

   $1,004,870

LEASING --- 2.6%
  1,000,000 International Lease Finance Corp
    1,004,020
            Notes
            6.625% April 1, 1999

   $1,004,020

MFTG - CONSUMER PRODS. --- 2.6%
  1,000,000 Sara Lee Corp
    1,006,730
            Medium Term Notes
            6.500% September 20, 1999

   $1,006,730

MFTG - INDUSTRIAL PRODS --- 8.3%
  1,200,000 Alcan Aluminum Corp
    1,203,684
            Guaranteed Debentures
            6.375% September 1, 1997
  1,000,000 Caterpillar Inc
    1,011,430
            Medium Term Notes
            6.800% August 24, 1999
  1,000,000 Ingersoll-Rand Co
    1,003,490
            Medium Term Notes
            6.540% August 10, 1999

   $3,218,604

RETAIL TRADE --- 7.8%
  1,000,000 JC Penney & Company Inc
    1,011,490
            Notes
            6.875% June 15, 1999
  1,000,000 Nordstrom Credit Inc
    1,012,071
            Medium Term Notes
            6.875% September 15, 1999
  1,000,000 Sears Roebuck Acceptance Corp
    1,002,530
            Medium Term Notes
            6.380% February 16, 1999

   $3,026,091

SECURITIES & COMMODITIES --- 2.7%
  1,000,000 Bear Stearns Companies Inc
    1,037,320
            Senior Notes
            9.125% April 15, 1998

   $1,037,320

SUPRANATIONALS --- 2.6%
  1,000,000 Inter-American Development Bank
    1,028,160
            Notes
            9.500% October 15, 1997

   $1,028,160

TELEPHONE --- 5.3%
  1,000,000 MCI Communications Corp
      999,920
            Notes
            6.250% March 23, 1999
  1,000,000 Nippon Telegraph & Telephone Co
    1,050,980
            Notes
            9.500% July 27, 1998

   $2,050,900

TRANSPORTATION EQUIPMENT --- 2.6%
  1,000,000 Lockheed Martin Corp
    1,007,710
            Guaranteed Notes
            6.625% June 15, 1998

   $1,007,710

U.S. GOVERNMENTS --- 14.7%
  2,000,000 Federal National Mortgage Association
    2,015,940
            Medium Term Notes
            6.420% October 1, 1999
  2,000,000 United States of America
    1,999,680
            Treasury Notes
            6.000% August 15, 1999
  1,700,000 United States of America
    1,693,353
            Treasury Notes
            5.875% November 15, 1999

   $5,708,973

TOTAL BONDS --- 99.4%
  $38,646,510
(Cost $38,505,039)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.6%
    214,000 Prudential Funding Corp
      213,960

     $213,960

TOTAL SHORT-TERM INVESTMENTS --- 0.6%
     $213,960
(Cost $213,960)

TOTAL SHORT-TERM MATURITY BOND PORTFOLIO --- 100.0%
  $38,860,470
(Cost $38,718,999)


Maxim Series Fund, Inc.

Small-Cap Aggressive Growth Portfolio

COMMON STOCK

AIR --- 0.9%
     33,900 Pittston Brink's Group
      678,000

     $678,000

COMMUNICATIONS --- 0.4%
     15,400 Vertex Communication Corp*
      279,125

     $279,125

CONSUMER SERVICES --- 7.3%
     54,557 Grancare Inc*
      975,206
     35,100 Health Images Inc
      583,538
     33,600 Healthplan Services Corp*
      709,800
     35,300 Integrated Health Services Inc
      860,438
     25,200 Patriot American Hospitality Inc
    1,086,750
     19,800 Protocol Systems Inc*
      257,400
     32,400 Regency Health Services Inc*
      311,850
     47,300 Rotech Medical Corp*
      993,300

   $5,778,282

CREDIT INSTITUTIONS --- 5.1%
     27,500 Bank United Corp Class A
      735,625
      3,275 Charter One Financial Inc
      137,550
     10,600 Commercial Federal Corp
      508,800
     34,200 DVI Inc*
      444,600
     24,500 First Financial Corp
      600,250
     17,960 Imperial Credit Industries Inc*
      377,160
     28,600 Magna Group Inc
      843,700
     20,520 WFS Financial Inc*
      407,835

   $4,055,520

ELECTRONICS - HIGH TECH --- 10.9%
     25,500 Amphenol Corp*
      567,375
     18,900 Award Software International Inc*
      184,275
     30,200 Brown & Sharpe Manufacturing Co      Class A*
      422,800
     20,000 Burr Brown Corp*
      520,000
     50,200 Calpine Corp*
    1,004,000
     35,325 Conmed Corp*
      724,163
     19,100 ESS Technology Inc*
      537,188
      5,600 Etec Systems Inc*
      214,200
      6,875 Harman International Industries Inc
      382,422
     26,600 Inter-Tel Inc*
      505,400
     29,000 Keystone International Inc
      583,625
     24,800 Merix Corp*
      378,200
     26,900 National Computer Systems Inc
      685,950
     33,800 Sofamor Danek Group Inc*
    1,030,900
     20,000 Unitrode Corp*
      587,500
     23,800 Woodhead Industries Inc
      327,250

   $8,655,248

GAS --- 1.7%
     49,600 Pride Petroleum Services Inc*
    1,153,200
     12,000 Public Service Company of North Carolina Inc
      219,000

   $1,372,200

HOLDING & INVEST. OFFICES --- 3.5%
     19,300 Dignity Partners Inc*
       50,663
     44,700 Koger Equity Inc*
      838,125
     40,900 Liberty Property Trust
    1,053,175
     23,500 Sun Communities Inc
      810,750

   $2,752,713

INDUSTRIAL SERVICES --- 3.1%
     19,050 Boole & Babbage Inc*
      476,250
     11,600 CDI Corp*
      329,150
     47,000 Hexcel Corp*
      763,750
     16,950 Nichols Research Corp*
      432,225
     27,100 Symantec Corp*
      392,950
      8,000 TEAM America Corp*
       91,000

   $2,485,325

INSURANCE --- 7.0%
     30,600 Allied Group Inc
      998,325
     13,400 CapMAC Holdings Inc
      443,875
     18,500 Capital RE Corp
      862,563
     28,500 Everest Reinsurance Holdings Inc
      819,375
     17,900 Meadowbrook Insurance Group
      375,900
     21,800 Protective Life Corp
      869,275
     15,600 Reinsurance Group America Co
      735,150
     16,375 Triad Guaranty Inc*
      470,781

   $5,575,244

LEASING --- 0.6%
     29,600 Financial Federal Corp*
      495,800

     $495,800

MFTG - CONSUMER PRODS. --- 9.2%
     30,850 Banta Corp
      705,694
     28,900 Cadmus Communications Corp
      447,950
     26,200 Flowers Industries Inc
      563,300
     18,600 Houghton Mifflin Co
    1,053,225
      9,000 Insilco Corp*
      346,500
     10,300 Kenneth Cole Productions Inc Class A*
      159,650
     38,800 Lance Inc
      698,400
     33,800 Michael Foods Inc
      430,950
     36,600 Premark International Inc
      814,350
     31,500 Scientific Games Holdings Corp*
      842,625
     39,200 Stride Rite Corp
      392,000
     51,900 Viad Corp
      856,350

   $7,310,994

MFTG - INDUSTRIAL PRODS --- 15.6%
      8,200 Amcast Industrial Corp
      202,950
      7,700 Aptargroup Inc
      271,425
     16,900 BWIP Holding Inc
      278,850
     17,600 Belden Inc
      651,200
     10,500 Bush Boake Allen Inc*
      279,563
      7,100 Cambrex Corp
      232,525
     10,000 Caraustar Industries Inc
      332,500
     33,600 Citation Corp*
      344,400
     23,000 Dayton Superior Corp Class A*
      301,875
     33,500 Dexter Corp
    1,067,813
     48,600 Giant Cement Holding Inc*
      783,675
     18,600 Greenfield Industries Inc
      569,625
     80,750 Griffon Corp*
      989,188
     23,800 Intertape Polymer Group Inc
      547,400
     58,500 Lawter International Inc
      738,563
     12,400 Learonal Inc
      285,200
     24,800 Lone Star Technologies Inc*
      421,600
     46,700 Oregon Steel Mills Inc
      782,225
     19,000 Prime Service Inc*
      522,500
      8,300 RMI Titanium Co*
      233,438
     29,500 Toro Co
    1,076,750
     52,200 UNR Industries Inc
      313,200
     46,000 United States Can Corp*
      776,250
     22,300 Williams Industries Inc*
      446,000

  $12,448,715

MINING --- 0.8%
     14,500 Cleveland-Cliffs Inc
      657,938

     $657,938

OIL & GAS --- 5.7%
     39,200 American Exploration Co*
      627,200
     20,300 Belden & Blake Corp*
      517,650
     35,900 Global Industries Ltd*
      668,638
     34,500 Lomak Petroleum Inc
      590,813
     15,400 Seitel Inc*
      616,000
     31,900 Tuboscope Vetco International Corp*
      494,450
     10,600 Vintage Petroleum Inc
      365,700
     21,100 Weatherford Enterra Inc*
      633,000

   $4,513,451

OTHER TRANS. SERVICES --- 2.4%
     33,100 Harper Group Inc
      786,125
     42,200 USFreightways Corp
    1,157,841

   $1,943,966

REAL ESTATE --- 2.8%
     24,800 Brandywine Realty Trust*
      483,600
     20,000 Cali Realty Corp
      617,500
     51,000 Capstone Capital Trust Inc
    1,141,125

   $2,242,225

RETAIL TRADE --- 5.2%
     21,400 99 Cents Only Stores Inc*
      350,425
     22,500 Carson Pirie Scott & Co*
      568,125
     36,750 Cato Corp Class A
      183,750
     29,300 Cole National Corp  Class A*
      769,125
     17,800 Cooker Restaurant Corp*
      206,925
     11,300 Crossmann Communities Inc*
      192,100
     41,200 Family Dollar Stores Inc
      839,450
      5,900 Hardinge Inc
      157,088
     31,500 Tandycrafts Inc*
      189,000
     35,500 Zale Corp*
      678,938

   $4,134,926

TELEPHONE --- 0.9%
     44,200 Aliant Communications Inc
      751,400

     $751,400

TRANSPORTATION EQUIPMENT --- 1.5%
     10,700 Borg-Warner Automotive Inc
      411,950
     24,200 Echlin Inc
      765,325

   $1,177,275

WHOLESALE TRADE - INDL --- 2.0%
     47,800 Bindley Western Industries Inc
      926,125
     31,700 Cort Business Services Corp*
      653,813

   $1,579,938

WHOLESALE TRADE -CONSUMER --- 2.0%
     28,200 Congoleum Corp Class A*
      391,275
     13,800 Department 56 Inc*
      341,550
     14,800 Kaman Corp Class A
      192,400
     29,000 World Fuel Services Corp
      645,242

   $1,570,467

TOTAL COMMON STOCK --- 88.6%
  $70,458,752
(Cost $60,598,943)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 6.3%
  1,300,000 Ford Motor Credit Co
    1,299,596
  3,703,000 Prudential Funding Corp
    3,702,311

   $5,001,907

INSURANCE --- 2.1%
  1,700,000 AIG Funding Inc
    1,696,483

   $1,696,483

SECURITIES & COMMODITIES --- 3.0%
  2,400,000 Morgan Stanley Group Inc
    2,394,208

   $2,394,208

TOTAL SHORT-TERM INVESTMENTS --- 11.4%
   $9,092,598
(Cost $9,092,598)

TOTAL SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO --- 100.0%
  $79,551,350
(Cost $69,691,541)


Maxim Series Fund, Inc.

U S Government Mortgage Securities Portfolio

BONDS

AGENCY --- 52.7%
  1,000,000 Federal Home Loan Bank
    1,000,000
            Callable Agency Notes
            7.250% November 1, 2001
  1,184,378 Federal Home Loan Mortgage Corp
    1,258,401
            Pool #C90085
            9.000% December 1, 2014
  2,765,939 Federal Home Loan Mortgage Corp
    2,834,257
            Pool #D64588
            8.000% August 1, 2024
  1,408,922 Federal Home Loan Mortgage Corp
    1,433,578
            Pool #D91201
            7.500% October 1, 2015
  1,134,943 Federal Home Loan Mortgage Corp
    1,187,831
            Pool #D91202
            8.500% February 1, 2013
    596,836 Federal Home Loan Mortgage Corp
      666,785
            Pool #N70005
            9.500% November 1, 2020
  2,736,905 Federal Home Loan Mortgage Corp
    2,825,034
            Pool #G00256
            8.000% November 1, 2023
  4,596,361 Federal Home Loan Mortgage Corp
    4,987,052
            Pool #G00300
            9.500% April 1, 2025
  2,106,954 Federal Home Loan Mortgage Corp
    2,270,243
            Pool #G10006
            10.000% January 1, 2006
  1,450,966 Federal Home Loan Mortgage Corp
    1,518,146
            Pool #G10289
            8.500% February 1, 2008
  1,000,000 Federal Home Loan Mortgage Corp
      993,750
            CMO Series 1714 Class E
            6.250% September 15, 2018
    222,503 Federal Home Loan Mortgage Corp
      231,959
            Pool #730326
            8.500% November 1, 2006
  1,493,517 Federal Home Loan Mortgage Corp
    1,662,882
            Pool #884002
            9.500% June 1, 2020
 10,000,000 Federal Home Loan Mortgage Corp
   10,025,000
            Gold TBA
            7.500% December 1, 2026
  5,810,683 Federal Home Loan Mortgage Corp
    5,685,346
            Pool #O20005
            6.500% January 1, 2018
  1,279,622 Federal Home Loan Mortgage Corp
    1,230,037
            Pool #O30006
            6.000% February 1, 2009
  3,000,000 Federal Home Loan Mortgage Corp
    2,995,200
            CMO Series 1544 Class E
            6.250% June 15, 2008
  2,848,594 Federal Home Loan Mortgage Corp
    2,816,548
            Pool #E00219
            6.500% June 1, 2008
    594,745 Federal Home Loan Mortgage Corp
      656,836
            Pool #884018
            9.500% September 1, 2020
    959,617 Federal Home Loan Mortgage Corp
      948,822
            Pool #E00177
            6.500% December 1, 2007
  3,765,843 Federal National Mortgage Assocation
    3,682,279
            Pool #346907
            7.000% June 1, 2026
  1,249,172 Federal National Mortgage Association
    1,259,665
            Pool #367209
            7.500% June 1, 2016
  2,469,866 Federal National Mortgage Association
    2,524,697
            Pool #367215
            8.000% September 1, 2026
     66,991 Federal National Mortgage Association
       67,159
            Pool #294674
            7.500% September 1, 2024
     79,099 Federal National Mortgage Association
       79,297
            Pool #294255
            7.500% October 1, 2024
  1,341,799 Federal National Mortgage Association
    1,403,387
            Pool #335658
            8.500% August 1, 2021
    830,710 Federal National Mortgage Association
      879,555
            Pool #316711
            9.000% September 1, 2019
     81,632 Federal National Mortgage Association
       81,759
            Pool #303031
            7.500% October 1, 2024
    803,431 Federal National Mortgage Association
      805,439
            Pool #293638
            7.500% December 1, 2024
    786,561 Federal National Mortgage Association
      788,527
            Pool #281429
            7.500% May 1, 2024
    477,136 Federal National Mortgage Association
      477,880
            Pool #285019
            7.500% December 1, 2024
     83,763 Federal National Mortgage Association
       83,894
            Pool #296964
            7.500% December 1, 2024
     49,804 Federal National Mortgage Association
       49,881
            Pool #295529
            7.500% September 1, 2024
     40,095 Federal National Mortgage Association
       40,158
            Pool #291511
            7.500% August 1, 2024
  2,673,219 Federal National Mortgage Association
    2,627,240
            Pool #303450
            7.000% November 1, 2024
  2,510,046 Federal National Mortgage Association
    2,634,795
            Pool #303583
            8.500% April 1, 2025
    217,525 Federal National Mortgage Association
      238,081
            Pool #091122
            9.500% March 1, 2020
    730,523 Federal National Mortgage Association
      732,350
            Pool #250060
            7.500% June 1, 2024
  3,114,397 Federal National Mortgage Association
    3,243,956
            Pool #250111
            8.500% August 1, 2024
     44,507 Federal National Mortgage Association
       44,576
            Pool #278839
            7.500% December 1, 2024
  5,000,000 Federal National Mortgage Association
    5,003,000
            TBA
            7.000% December 1, 2011
     71,488 Federal National Mortgage Association
       71,600
            Pool #286136
            7.500% June 1, 2024
  1,532,544 Federal National Mortgage Association
    1,534,934
            Pool #286579
            7.500% June 1, 2024
     68,520 Federal National Mortgage Association
       68,627
            Pool #286640
            7.500% June 1, 2024
     77,870 Federal National Mortgage Association
       78,065
            Pool #287606
            7.500% September 1, 2024
    703,189 Federal National Mortgage Association
      704,947
            Pool #050796
            7.500% September 1, 2023
  1,081,778 Federal National Mortgage Association
    1,046,426
            Pool #291650
            6.500% December 1, 2017
    470,833 Federal National Mortgage Association
      481,568
            Pool #339260
            8.000% April 1, 2021
     55,794 Federal National Mortgage Association
       55,881
            Pool #297124
            7.500% October 1, 2024
    738,321 Federal National Mortgage Association
      739,473
            Pool #298452
            7.500% November 1, 2024
    980,332 Federal National Mortgage Association
      954,657
            Pool #288916
            6.500% May 1, 2011
  1,748,840 Federal National Mortgage Association
    1,761,431
            Pool #288769
            7.500% November 1, 2024
    763,027 Federal National Mortgage Association
      781,416
            Pool #302587
            8.000% December 1, 2024
     60,015 Federal National Mortgage Association
       60,109
            Pool #289190
            7.500% August 1, 2024

  $82,314,416

U.S. GOVERNMENTS --- 33.6%
    253,452 Government National Mortgage Association
      249,255
            Pool #343630
            7.000% July 15, 2023
    703,755 Government National Mortgage Association
      692,101
            Pool #358062
            7.000% August 15, 2023
    376,184 Government National Mortgage Association
      369,955
            Pool #334996
            7.000% November 15, 2022
  3,850,505 Government National Mortgage Association
    3,783,121
            Pool #371006
            7.000% January 15, 2024
     86,010 Government National Mortgage Association
       84,504
            Pool #370412
            7.000% April 15, 2024
    328,147 Government National Mortgage Association
      329,378
            Pool #369426
            7.500% January 15, 2024
    506,658 Government National Mortgage Association
      508,082
            Pool #385761
            7.500% June 15, 2024
     56,320 Government National Mortgage Association
       56,584
            Pool #352835
            7.500% February 15, 2024
     69,558 Government National Mortgage Association
       69,819
            Pool #351163
            7.500% August 15, 2023
    319,458 Government National Mortgage Association
      320,656
            Pool #362184
            7.500% January 15, 2024
  6,509,688 Government National Mortgage Association
    6,554,605
            Pool #340729
            7.500% April 15, 2023
  7,088,284 Government National Mortgage Association
    7,281,085
            Pool #780077
            8.000% March 15, 2025
  3,000,000 Government National Mortgage Association
    2,939,100
            TBA
            7.000% November 15, 2024
     99,232 Government National Mortgage Association
       99,604
            Pool #372858
            7.500% January 15, 2024
     86,017 Government National Mortgage Association
       86,339
            Pool #374270
            7.500% January 15, 2024
    410,679 Government National Mortgage Association
      412,219
            Pool #376514
            7.500% May 15, 2024
    324,809 Government National Mortgage Association
      326,329
            Pool #326977
            7.500% May 15, 2023
    143,796 Government National Mortgage Association
      141,415
            Pool #332076
            7.000% November 15, 2022
    459,411 Government National Mortgage Association
      461,561
            Pool #348622
            7.500% April 15, 2023
     85,981 Government National Mortgage Association
       86,304
            Pool #338887
            7.500% May 15, 2023
    132,564 Government National Mortgage Association
      130,244
            Pool #379840
            7.000% March 15, 2024
    543,247 Government National Mortgage Association
      545,789
            Pool #379462
            7.500% June 15, 2024
  1,141,693 Government National Mortgage Association
    1,196,608
            Pool #380118
            8.500% July 15, 2024
     46,967 Government National Mortgage Association
       46,145
            Pool #382973
            7.000% April 15, 2024
     52,240 Government National Mortgage Association
       52,386
            Pool #385740
            7.500% June 15, 2024
    398,759 Government National Mortgage Association
      391,781
            Pool #371136
            7.000% April 15, 2024
    213,885 Government National Mortgage Association
      210,142
            Pool #344968
            7.000% July 15, 2023
    401,344 Government National Mortgage Association
      394,320
            Pool #345116
            7.000% December 15, 2023
    334,154 Government National Mortgage Association
      328,306
            Pool #346023
            7.000% February 15, 2024
    433,905 Government National Mortgage Association
      435,532
            Pool #355753
            7.500% August 15, 2023
     85,073 Government National Mortgage Association
       85,918
            Pool #355360
            7.500% October 15, 2021
    255,768 Government National Mortgage Association
      256,727
            Pool #357659
            7.500% May 15, 2023
    436,483 Government National Mortgage Association
      438,526
            Pool #357837
            7.500% August 15, 2023
    297,289 Government National Mortgage Association
      292,087
            Pool #368293
            7.000% January 15, 2024
  1,710,419 Government National Mortgage Association
    1,749,417
            Pool #365382
            8.000% June 15, 2025
    463,170 Government National Mortgage Association
      464,907
            Pool #362176
            7.500% January 15, 2024
    393,819 Government National Mortgage Association
      386,927
            Pool #377983
            7.000% April 15, 2024
     94,928 Government National Mortgage Association
       95,284
            Pool #335265
            7.500% February 15, 2024
    314,615 Government National Mortgage Association
      315,795
            Pool #338752
            7.500% May 15, 2023
    503,570 Government National Mortgage Association
      505,458
            Pool #376533
            7.500% June 15, 2024
     65,114 Government National Mortgage Association
       65,419
            Pool #360300
            7.500% June 15, 2023
    310,128 Government National Mortgage Association
      311,291
            Pool #358452
            7.500% August 15, 2023
    298,073 Government National Mortgage Association
      292,857
            Pool #361826
            7.000% September 15, 2023
    261,719 Government National Mortgage Association
      262,944
            Pool #360618
            7.500% July 15, 2023
     65,543 Government National Mortgage Association
       65,788
            Pool #378750
            7.500% January 15, 2024
    299,021 Government National Mortgage Association
      300,421
            Pool #197968
            7.500% May 15, 2023
    479,821 Government National Mortgage Association
      481,620
            Pool #404064
            7.500% March 15, 2025
    299,452 Government National Mortgage Association
      300,575
            Pool #397435
            7.500% May 15, 2024
    341,697 Government National Mortgage Association
      335,075
            Pool #395145
            7.000% April 15, 2024
    460,219 Government National Mortgage Association
      461,512
            Pool #388198
            7.500% May 15, 2024
    322,647 Government National Mortgage Association
      323,857
            Pool #339079
            7.500% February 15, 2023
    119,968 Government National Mortgage Association II
      123,643
            Pool #002142
            8.500% December 20, 2025
    256,870 Government National Mortgage Association II
      264,738
            Pool #002158
            8.500% January 20, 2026
    962,831 Government National Mortgage Association II
      992,323
            Pool #002235
            8.500% June 20, 2026
    395,540 Government National Mortgage Association II
      404,321
            Pool #001477
            8.000% November 20, 2023
    576,878 Government National Mortgage Association II
      594,547
            Pool #002250
            8.500% July 20, 2026
    461,595 Government National Mortgage Association II
      475,733
            Pool #002220
            8.500% May 20, 2026
  2,000,000 Tennessee Valley Authority
    1,968,440
            Notes
            6.375% June 15, 2005
  2,000,000 US Department of Veterans Affairs
    2,035,600
            Vendee Trust Series 1995-3 1C
            7.250% July 15, 2014
  1,354,000 US Department of Veterans Affairs
    1,323,535
            Vendee Trust Series 1996-3 1E
            6.750% August 15, 2020
  2,000,000 United States of America
    2,001,880
            Treasury Notes
            6.250% October 31, 2001
  4,000,000 United States of America
    4,023,760
            Treasury Notes
            6.375% September 30, 2001
  2,000,000 United States of America
    1,998,740
            Treasury Notes
            6.125% September 30, 2000

  $52,582,934

TOTAL BONDS --- 86.3%
 $134,897,350
(Cost $132,541,791)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 5.4%
  5,000,000 Ford Motor Credit Co
    4,990,286
  3,408,000 Prudential Funding Corp
    3,407,366

   $8,397,652

ELECTRONICS - HIGH TECH --- 1.9%
  3,000,000 Xerox Corp
    2,991,100

   $2,991,100

SECURITIES & COMMODITIES --- 3.2%
  5,000,000 Morgan Stanley Group Inc
    4,990,196

   $4,990,196

WHOLESALE TRADE -CONSUMER --- 3.2%
  5,000,000 Cargill Inc
    4,988,625

   $4,988,625

TOTAL SHORT-TERM INVESTMENTS --- 13.7%
  $21,367,573
(Cost $21,367,573)

TOTAL U S GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%
 $156,264,923
(Cost $153,909,364)


Maxim Series Fund, Inc.

Value Index Portfolio

COMMON STOCK

AGENCY --- 0.4%
     12,700 Federal National Mortgage Association
      473,075

     $473,075

AGRICULTURE --- 0.1%
      1,900 Agco Corp
       54,388
      1,600 Terra Industries Inc
       23,600

      $77,988

AIR --- 0.7%
      3,600 AMR Corp*
      317,250
        100 Atlas Air Inc*
        4,775
        600 Continental Airlines Inc Class B*
       16,950
      3,000 Delta Air Lines Inc
      212,625
      2,800 Northwest Airlines Corp Class A*
      109,550
        300 Pittston Brink's Group
        8,100
      1,800 Southwest Airlines Co
       39,825
      2,300 UAL Corp*
      143,750
      1,800 US Air Group Inc*
       42,075

     $894,900

COMMUNICATIONS --- 2.7%
      2,533 360 Communications Co*
       58,576
     19,700 AT&T Corp
      856,950
        200 BHC Communications Inc Class A*
       20,275
        600 Cablevision Systems Corp Class A*
       18,375
        624 Chris-Craft Industries Inc*
       26,130
      1,900 Comsat Corp Series I
       46,788
      2,600 Cox Communications Inc Class A*
       60,125
      2,200 Gannett Company Inc
      164,725
        400 Lee Enterprises Inc
        9,300
      1,500 New World Communications Group Inc Class A*
       37,875
      5,500 Nextel Communications Inc Class A*
       71,841
        100 OmniPoint Corp*
        1,925
     16,800 Pacific Telesis Group
      617,400
      1,300 PanAmSat Corp*
       36,400
      1,000 Scripps Howard Broadcasting Co            Class A
       35,000
        800 TCI Satellite Entertainment Series A*
        7,900
        400 Tele Communications International Inc Series A*
        5,300
      1,100 Telephone & Data Systems Inc
       39,875
     18,600 US West Communications Group
      599,850
     18,600 US West Media Group*
      344,100
        420 United States Cellular Corp*
       11,708
      6,900 Viacom Inc Class B*
      240,638

   $3,311,056

CONSUMER SERVICES --- 1.9%
        680 Allegiance Corp
       18,785
      1,200 Allergan Inc
       42,750
      2,000 Bausch & Lomb Inc
       70,000
     10,600 Baxter International Inc
      434,600
        400 Becton Dickinson & Co
       17,350
      2,700 Beverly Enterprises Inc*
       34,425
     10,300 Bristol-Myers Squibb Co
    1,120,125
      1,400 CR Bard Inc
       39,200
        500 Centocor Inc*
       17,875
        300 Choice Hotels International Inc.*
        5,288
      1,300 FHP International Corp*
       48,263
        300 Forest Laboratories Inc*
        9,825
        100 Health Care & Retirement Corp*
        2,863
        213 Homestead Village Inc (wts)*
        3,834
      5,900 Host Marriott Corp
       94,400
        800 Humana Inc*
       15,300
      1,300 ITT Corp*
       56,388
      1,000 King World Productions Inc*
       36,875
        100 Ornda Healthcorp*
        2,925
        200 Speedway Motorsports Inc*
        4,200
        250 Stewart Enterprises Inc Class A
        8,500
      6,252 Tenet Healthcare Corp*
      136,763
        100 Total Renal Care Holdings Inc*
        3,625
        400 United Healthcare Corp
       18,000
        500 United States Surgical Corp
       19,688
        193 Vencor Inc*
        6,104
        600 Wellpoint Health Networks
       20,625
        400 Whitman Corp
        9,150

   $2,297,726

CREDIT INSTITUTIONS --- 16.5%
      2,200 AmSouth Bancorp
      106,425
     12,500 American Express Co
      706,250
     17,042 Banc One Corp
      732,806
      1,650 Bancorp Hawaii Inc
       69,300
      6,040 Bank of Boston Corp
      388,070
     15,200 Bank of New York Company Inc
      513,000
     14,299 BankAmerica Corp
    1,426,325
      3,100 Bankers Trust New York Corp
      267,375
      2,600 Banponce Corp
       87,750
      7,400 Barnett Banks Inc
      304,325
      1,900 Beneficial Corp
      120,413
      6,100 Boatmen's Bancshares Inc
      393,450
      2,300 Central Fidelity Banks Inc
       59,225
      1,880 Charter One Financial Inc
       78,960
     18,800 Citicorp
    1,936,400
      4,400 Comerica Inc
      230,450
      1,529 Commerce Bancshares Inc
       70,716
      1,600 Compass Bancshares Inc
       63,600
      8,605 Corestates Financial Corp
      446,384
      3,600 Countrywide Credit Industries Inc
      103,050
      1,700 Crestar Financial Corp
      126,438
      1,000 Equitable of Iowa Cos
       45,875
      1,050 Fifth Third Bancorp
       65,953
      1,200 First American Corp
       69,150
      5,400 First Bank System Inc
      368,550
     12,382 First Chicago NBD Corp
      665,533
      1,500 First Commerce Corp
       58,313
        243 First Empire State Corp
       69,984
      3,000 First Security Corp
      101,250
      2,600 First Tennessee National Corp
       97,500
     10,735 First Union Corp
      794,390
      1,300 First Virginia Banks Inc
       62,238
      2,400 First of America Bank Corp
      144,300
      2,500 Firstar Corp
      131,250
     10,265 Fleet Financial Group Inc
      511,967
      1,900 Golden West Financial Corp
      119,938
      5,200 Great Western Financial Corp
      150,800
      4,200 HF Ahmanson & Co
      136,500
      1,200 Household International Inc
      110,700
      5,711 Huntington Bancshares Inc
      150,628
      7,900 JP Morgan & Company Inc
      771,238
      8,982 Keycorp
      453,591
      3,600 Marshall & Ilsley Corp
      124,650
      5,346 Mellon Bank Corp
      379,566
      2,400 Mercantile Bancorporation Inc
      123,300
      1,900 Mercantile Bankshares Corp
       60,800
      8,700 National City Corp
      390,413
     11,404 NationsBank Corp
    1,114,741
      4,400 Northern Trust Corp
      159,500
     14,600 Norwest Corp
      635,100
      1,812 Old Kent Financial Corp
       86,523
     13,365 PNC Bank Corp
      502,858
      2,400 Regions Financial Corp
      124,049
      2,400 Signet Banking Corp
       73,800
      4,370 Southern National Corp
      158,413
      1,200 Standard Federal Bancorporation Inc
       68,250
      1,100 Star Banc Corp
      101,063
      2,700 State Street Boston Corp
      174,150
      8,700 Suntrust Banks Inc
      428,475
        400 Synovus Financial Corp
       12,850
      1,200 TCF Financial Corp
       52,200
      6,023 US Bancorp
      270,656
      1,800 Union Planters Corp
       70,200
        600 Unionbancal Corp
       31,800
      1,400 Valley National Bancorp
       35,875
      6,600 Wachovia Corp
      372,900
      2,800 Washington Mutual Inc
      121,274
      3,633 Wells Fargo & Co
      980,002
      1,300 Wilmington Trust Co
       51,350
        600 Zions Bancorp
       62,400

  $20,077,518

ELECTRIC --- 7.5%
      4,700 Allegheny Power System Inc
      142,763
      7,300 American Electric Power Company Inc
      300,213
      5,800 Baltimore Gas & Electric Co
      155,150
      1,900 Boston Edison Co
       51,063
      3,600 CMS Energy Corp
      121,050
      5,700 Carolina Power & Light Co
      208,050
      5,800 Centerior Energy Corp
       62,350
      7,700 Central & South West Corp
      197,313
      6,216 Cinergy Corp
      207,459
      1,200 Cipsco Inc
       43,350
      9,200 Consolidated Edison Company of New York Inc
      269,100
      4,000 DPL Inc
       98,000
      3,000 DQE Inc
       87,000
      5,700 DTE Energy Co
      184,538
      2,400 Delmarva Power & Light Co
       48,900
      6,900 Dominion Resources Inc
      265,650
      7,900 Duke Power Co
      365,375
     17,100 Edison International
      339,863
      3,800 Enova Corp
       86,450
      8,979 Entergy Corp
      249,167
      6,900 FPL Group Inc
      317,400
      3,800 Florida Progress Corp
      122,550
      4,700 GPU Inc
      158,038
      1,200 Hawaiian Electric Industries Inc
       43,350
      8,600 Houston Industries Inc
      194,575
      1,500 Idaho Power Co
       46,688
      3,000 Illinova Corp
       82,500
      2,250 Ipalco Enterprises Inc
       61,313
      1,500 KU Energy Corp
       45,000
      2,400 Kansas City Power & Light Co
       68,400
      2,600 LG&E Energy Corp
       63,700
      4,700 Long Island Lighting Co
      103,988
      3,900 MidAmerican Energy Holdings Co
       61,913
      2,100 Montana Power Co
       44,888
      2,500 New England Electric System
       87,188
      2,600 New York State Electric & Gas Corp
       56,225
      5,700 Niagara Mohawk Power Corp*
       56,288
      2,400 Nipsco Industries Inc
       95,100
      4,400 Northeast Utilities
       58,300
      2,700 Northern States Power Co
      123,863
      5,800 Ohio Edison Co
      131,950
      1,600 Oklahoma Gas & Electric Co
       66,800
      6,300 PP&L Resources Inc
      144,900
     11,500 PacifiCorp
      235,750
     16,100 Pacific Gas & Electric Co
      338,100
      8,700 Peco Energy Co
      219,675
      3,100 Pinnacle West Capital Corp
       98,425
      2,000 Portland General Corp
       84,000
      4,600 Potomac Electric Power Co
      118,450
      2,500 Public Service Company of Colorado
       97,188
      9,600 Public Service Enterprise Group Inc
      261,600
      2,500 Puget Sound Power & Light Co
       60,000
      4,100 Scana Corp
      109,675
     26,400 Southern Co
      597,300
      1,600 Southwestern Public Service Co
       56,600
      4,300 Teco Energy Inc
      103,738
      8,800 Texas Utilities Co
      358,600
      8,500 Unicom Corp
      230,563
      4,000 Union Electric Co
      154,000
      1,800 Utilicorp United Inc
       48,600
      2,200 Washington Water Power Co
       40,975
      2,500 Western Resources Inc
       77,188
      4,300 Wisconsin Energy Corp
      115,563

   $9,123,711

ELECTRONICS - HIGH TECH --- 9.4%
      4,000 AMP Inc
      153,500
      3,900 Advanced Micro Devices Inc*
      100,425
      2,600 Amdahl Corp*
       31,525
      4,800 Apple Computer Inc*
      100,200
      1,400 Avnet Inc
       81,550
        900 Beckman Instruments Inc
       34,538
      2,700 Black & Decker Corp
       81,338
        900 Briggs & Stratton Corp
       39,600
        100 Cirrus Logic Inc*
        1,550
      1,500 Compaq Computer Corp*
      111,375
      1,000 Cypress Semiconductor Corp*
       14,125
        200 Diebold Inc
       12,575
      6,000 Digital Equipment Corp*
      218,250
      4,300 Eastman Kodak Co
      345,075
      6,100 Emerson Electric Co
      590,175
      8,700 General Electric Co
      860,213
     29,600 General Motors Corp
    1,650,200
      3,800 General Motors Corp Class H
      213,750
      1,800 General Signal Corp
       76,950
      1,500 Harris Corp
      102,938
      3,300 Honeywell Inc
      216,975
      2,400 Hubbell Inc Class B
      103,800
        460 Imation Corp*
       12,938
     20,400 International Business Machines Corp
    3,080,400
        500 International Game Technology
        9,125
      1,500 Johnson Controls Inc
      124,313
        100 Komag Inc*
        2,713
        200 Lam Research Corp*
        5,625
      1,400 Litton Industries Inc*
       66,675
     16,498 Lucent Technologies Inc
      763,033
      2,422 Mark IV Industries Inc
       54,798
      3,900 Maytag Corp
       77,025
        300 Mentor Graphics Corp*
        2,925
        400 Molex Inc
       15,650
      5,400 National Semiconductor Corp*
      131,625
      1,800 Novell Inc*
       17,042
      1,400 Polaroid Corp
       60,900
        900 Quantum Corp*
       25,763
      9,200 Raytheon Co
      442,750
        750 Read-Rite Corp*
       18,938
        200 Scientific-Atlanta Inc
        3,000
      1,300 Seagate Technology Inc*
       51,350
      1,500 Sensormatic Electronics Corp
       25,125
      2,400 Storage Technology Corp*
      114,300
      4,700 Tandem Computers Inc*
       64,625
      1,100 Tektronix Inc
       56,375
      1,400 Teradyne Inc*
       34,125
      2,100 Texas Instruments Inc
      133,875
      1,500 Thomas & Betts Corp
       66,563
      3,500 Unisys Corp*
       23,625
      1,200 Vishay Intertechnology Inc*
       28,050
      1,400 WW Grainger Inc
      112,350
        300 Western Digital Corp*
       17,063
      2,900 Whirlpool Corp
      135,213
      9,700 Xerox Corp
      510,463
        150 York International Corp
        8,381

  $11,437,348

ENVIRONMENTAL SERVICES --- 0.4%
      6,900 Browning-Ferris Industries Inc
      181,125
      9,700 WMX Technologies Inc
      316,463

     $497,588

FINANCIAL SERVICES --- 0.0%
        200 ContiFinancial Corp*
        7,225

       $7,225

FORESTRY --- 1.0%
      1,700 Boise Cascade Corp
       53,975
      3,500 Georgia-Pacific Corp
      252,000
     11,718 International Paper Co
      473,114
      4,200 Louisiana-Pacific Corp
       88,725
      7,800 Weyerhaeuser Co
      369,525

   $1,237,339

GAS --- 1.7%
      1,900 Brooklyn Union Gas Co
       57,238
      2,200 Columbia Gas System Inc
      139,975
      3,700 Consolidated Natural Gas Co
      204,425
      1,914 El Paso Energy Corp
       96,647
        600 Enron Corp
       25,875
      1,400 Equitable Resources Inc
       41,650
      2,600 MCN Corp
       75,075
      2,800 NGC Corp
       65,100
      1,500 National Fuel Gas Co
       61,875
      2,000 Nicor Inc
       71,500
      5,400 NorAm Energy Corp
       83,025
      3,200 Pacific Enterprises
       97,200
      5,900 Panenergy Corp
      265,500
      1,400 Peoples Energy Corp
       47,425
      1,400 Questar Corp
       51,450
      3,200 Sonat Inc
      164,800
      6,700 Tenneco Inc
      302,338
        900 Valero Energy Corp
       25,763
      5,700 Williams Companies Inc
      213,750

   $2,090,611

HIGHWAYS --- 0.1%
      1,600 Consolidated Freightways Inc
       35,600
      3,200 Ryder System Inc
       90,000

     $125,600

HOLDING & INVEST. OFFICES --- 2.3%
     17,116 Chase Manhattan Corp
    1,527,603
      2,217 Cincinnati Financial Corp
      143,828
      4,200 Dime Bancorp Inc*
       61,950
      1,500 Equity Residential Properties Trust
       61,875
        700 Finova Group Inc
       44,975
      1,200 Green Point Financial Corp
       56,850
      2,600 Health & Retirement Property Trust
       50,375
      4,800 Hibernia Corp Class A
       63,600
      2,400 Meditrust Corp
       96,000
      2,300 New Plan Realty Trust
       58,363
      2,200 Republic New York Corp
      179,575
      1,633 Security Capital Industrial Trust
       34,905
      1,800 Security Capital Pacific Trust
       41,175
      3,800 Southtrust Corp
      132,525
      3,600 Summit Bancorp
      157,500
      1,600 TIG Holdings Inc
       54,200
         12 Wesco Financial Corp
        2,244

   $2,767,543

INDEPENDENT POWER PROD --- 0.0%
        600 Calenergy Inc*
       20,175
      2,400 Wheelabrator Technologies Inc
       39,000

      $59,175

INDUSTRIAL SERVICES --- 0.7%
        433 AC Nielsen Corp*
        6,549
      1,000 Arrow Electronics Inc*
       53,500
        900 Cognizant Corp
       29,700
      1,600 Comdisco Inc
       50,800
      2,600 Deluxe Corp
       85,150
      3,500 Dun & Bradstreet Corp
       83,125
      1,800 EG&G Inc
       36,225
        100 Flightsafety International Inc
        4,788
        100 Foster Wheeler Corp
        3,713
      1,000 Kelly Services Inc Class A (non vtg)
       27,000
      1,700 National Service Industries Inc
       63,538
      5,300 Pitney Bowes Inc
      288,850
        700 Viad Corp
       11,550
        200 Wallace Computer Services Inc
        6,900
        700 Western Atlas Inc*
       49,613

     $801,001

INSURANCE --- 7.5%
      3,700 AON Corp
      229,863
      2,400 Aetna Inc
      192,000
      4,650 Aflac Inc
      198,788
        138 Allegheny Corp*
       29,256
      1,900 Allmerica Financial Corporation
       63,650
      2,300 Allmerica Property & Casualty Companies Inc
       69,863
     16,403 Allstate Corp
      949,324
      1,100 Ambac Inc
       73,013
      1,200 American Financial Group Inc
       45,300
      8,400 American General Corp
      343,350
     11,800 American International Group Inc
    1,277,350
        400 American National Insurance Co
       29,500
        400 CNA Financial Corp*
       42,800
      6,800 Chubb Capital Corp
      365,500
      3,100 Cigna Corp
      423,538
      2,800 Conseco Inc
      178,500
      2,300 Equitable Companies Inc
       56,638
      1,500 Everest Reinsurance Holdings Inc
       43,125
        200 Foundation Health Corp*
        6,350
      2,640 General Re Corp
      416,460
      4,600 ITT Hartford Group Inc
      310,500
      2,800 Jefferson-Pilot Corp
      158,550
      1,500 Leucadia National Corp
       40,125
      4,100 Lincoln National Corp
      215,250
      2,800 Loews Corp
      263,900
      1,700 MBIA Inc
      172,125
        200 Marsh & McLennan Companies Inc
       20,800
        400 Mercury General Corp
       21,000
      1,400 Ohio Casualty Corp
       49,700
      3,650 Old Republic International Corp
       97,638
        200 Paul Revere Corp
        7,450
      1,200 Progressive Corp
       80,850
        900 Protective Life Corp
       35,888
        900 Provident Companies Inc
       43,538
      3,700 Providian Corp
      190,088
      1,300 Reliastar Financial Corp
       75,075
      4,900 SafeCo Corp
      193,241
      3,000 St Paul Companies Inc
      175,875
        600 The PMI Group Inc
       33,225
      2,800 Torchmark Corp
      141,400
      2,600 TransAmerica Corp
      205,400
        500 Transatlantic Holdings Inc
       40,250
     23,720 Travelers Group Inc
    1,076,295
      2,000 Travelers/Aetna Property Casualty Corp Class A#
       70,750
      4,600 USF&G Corp
       96,025
      1,200 USLife Corp
       39,900
      1,100 Unitrin Inc
       61,325
      2,700 Unum Corp
      195,075
        200 Value Health Inc*
        3,900
      2,300 Western National Corp
       44,275

   $9,193,581

MFTG - CONSUMER PRODS. --- 4.2%
        800 Alberto-Culver Co Class B
       38,400
      6,700 American Brands Inc
      332,488
      2,900 American Greetings Corp Class A
       82,288
     14,500 Anheuser-Busch Companies Inc
      580,000
     21,335 Archer-Daniels-Midland Co
      469,370
        900 Brown-Forman Corp Class B
       41,175
      3,000 Brunswick Corp
       72,000
        700 CPC International Inc
       54,250
        700 Campbell Soup Co
       56,175
        600 Central Newspapers Inc Class A
       26,400
        500 Coca-Cola Enterprises Inc
       24,250
        600 ConAgra Inc
       29,850
        500 Dial Corp
        7,375
      1,800 Dow Jones & Company Inc
       60,975
      3,100 Eastman Chemical Co
      171,275
      2,600 Fruit of the Loom Inc Class A*
       98,475
      1,000 General Mills Inc
       63,375
      7,100 HJ Heinz Co
      253,825
      2,900 Hasbro Inc
      112,738
      1,700 Hershey Foods Corp
       74,375
        150 Hillenbrand Industries Inc
        5,438
      1,700 Hormel Foods Corp
       45,900
      3,800 IBP Inc
       92,150
        100 Interstate Bakeries Co
        4,913
        500 Kellogg Co
       32,813
      3,000 Knight-Ridder Inc
      114,750
        400 Leggett & Platt Inc
       13,850
      2,600 Liz Claiborne Inc
      100,425
      2,600 Masco Corp
       93,600
      2,500 McCormick & Company Inc (nonvtg)
       58,905
      2,500 McGraw-Hill Companies Inc
      115,313
      1,300 Nabisco Holdings Corp Class A
       50,538
      2,700 New York Times Co Class A
      102,600
      5,800 Pepsico Inc
      169,650
      4,200 Quaker Oats Co
      160,125
     11,374 RJR Nabisco Holdings Corp
      386,716
      3,900 RR Donnelley & Sons Co
      122,363
        700 Ralston-Ralston Purina Group
       51,363
        500 Readers Digest Association Inc Class A (non vtg)
       20,125
      1,300 Russell Corp
       38,675
      2,700 Sara Lee Corp
      100,575
      4,100 Shaw Industries Inc
       48,175
        100 Talbots Inc
        2,863
        300 The Times Mirror Co Series A
       14,925
        100 Tribune Co
        7,888
      1,000 Tupperware Corporation
       53,625
      2,400 Tyson Foods Inc Class A
       82,200
        900 US Industries Inc*
       30,938
        900 Unifi Inc
       28,913
      2,100 VF Corp
      141,750
        200 Warnaco Group Inc Class A
        5,925
        225 Washington Post Co Class B
       75,403
      2,200 Willamette Industries Inc
      153,175

   $5,175,626

MFTG - INDUSTRIAL PRODS --- 10.2%
        600 AK Steel Holding Corp
       23,775
        400 ARCO Chemical Co
       19,600
      3,600 Air Products & Chemicals Inc
      248,850
      1,300 Albemarle Corp
       23,563
      3,600 Allegheny Teledyne Inc
       82,800
      6,500 Aluminum Company of America
      414,375
      7,300 American Home Products Corp
      427,963
      1,400 Armstrong World Industries Inc
       97,300
        900 Bandag Inc
       42,638
        300 Bemis Company Inc
       11,063
      4,400 Bethlehem Steel Corp*
       39,600
        730 Betz Laboratories Inc
       42,705
      1,500 Bowater Inc
       56,438
      2,600 Cabot Corp
       65,325
      2,000 Case Corp
      109,000
      7,500 Caterpillar Inc
      564,375
      3,100 Champion International Corp
      134,075
        400 Clorox Co
       40,150
      1,100 Consolidated Papers Inc
       54,038
      3,600 Cooper Industries Inc
      151,650
      2,000 Cooper Tire & Rubber Co
       39,500
      1,117 Crane Co
       32,393
        600 Crown Cork & Seal Company Inc
       32,625
        300 Cytec Industries Inc*
       12,188
     10,200 Deere & Co
      414,375
        300 Dover Corp
       15,075
      8,800 Dow Chemical Co
      689,700
     19,800 EI DuPont De Nemours & Co
    1,868,625
      3,800 Ethyl Corp
       36,575
        300 First Brands Corp
        8,513
      6,100 Goodyear Tire & Rubber Co
      313,388
      1,900 Great Lakes Chemical Corp
       88,825
      1,400 Harnischfeger Industries Inc
       67,375
        800 Harsco Corp
       54,800
      3,020 IMC Global Inc
      118,158
      4,700 ITT Industries Inc
      115,150
        200 Illinois Tool Works Inc
       15,975
      4,200 Ingersoll-Rand Co
      186,900
      1,700 Inland Steel Industries Inc
       34,000
        700 International Specialty Products Inc*
        8,575
      3,400 James River Corporation of Virginia
      112,625
      4,016 Kimberly-Clark Corp
      382,524
      4,200 LTV Corp
       49,875
      2,000 Lafarge Corp
       40,250
      2,300 Lubrizol Corp
       71,300
        900 Lyondell Petrochemical Co
       19,800
      1,150 MA Hanna Co
       25,156
      2,600 Mallinckrodt Inc
      114,725
      1,765 Martin Marietta Materials Inc
       41,036
      2,100 Mead Corp
      122,063
     11,300 Minnesota Mining & Manufacturing Co
      936,488
        800 Morton International Inc
       32,600
      2,500 Nalco Chemical Co
       90,313
      1,400 Network General Corp*
       42,350
      1,800 Olin Corp
       67,725
      2,500 Owens-Illinois Inc*
       56,875
      6,700 PPG Industries Inc
      376,038
      2,900 Parker Hannifin Corp
      112,375
      9,200 Pharmacia & Upjohn Inc
      364,550
      1,000 Potlatch Corp
       43,000
        800 RPM Inc (Ohio)
       13,600
      2,500 Reynolds Metals Co
      140,938
        400 Rhone-Poulenc Class A
       31,250
      6,400 Rockwell Intl
      389,600
      1,700 Rohm & Haas Co
      138,763
      2,600 Sherwin-Williams Co
      145,600
        400 Sigma Aldrich Corp
       24,975
      2,400 Snap-On Inc
       85,500
      1,000 Sonoco Products Co
       25,875
        400 St Joe Corp
       26,000
      3,300 Stone Container Corp
       49,088
        600 Tambrands Inc
       24,525
        800 Tecumseh Products Co Class A
       45,900
      2,200 Temple-Inland Inc
      119,075
      1,700 The BF Goodrich Co
       68,850
      2,300 The Stanley Works
       62,100
      1,000 The Timken Co
       45,875
        700 Trinity Industries Inc
       26,250
     11,200 USX-Marathon Group
      267,400
      2,200 USX-US Steel Group
       69,025
      2,700 Union Camp Corp
      128,925
      4,900 Union Carbide Corp
      200,288
      3,600 Warner-Lambert Co
      270,000
      3,550 Westvaco Corp
      102,063
      2,100 Witco Corp
       64,050
        600 Worthington Industries Inc
       10,875

  $12,480,056

MINING --- 0.4%
      1,600 Alumax Inc*
       53,400
      1,700 Asarco Inc
       42,288
      3,600 Cyprus Amax Minerals Co
       84,150
      4,200 Homestake Mining Co
       59,850
      2,600 Phelps Dodge Corp
      175,500
        500 Southern Peru Copper Corp
        7,313
      1,200 Vulcan Materials Co
       73,050

     $495,551

OIL & GAS --- 11.9%
      3,200 Amerada Hess Corp
      185,200
     19,400 Amoco Corp
    1,561,700
      2,400 Apache Corp
       84,900
      2,200 Ashland Inc
       96,525
      6,300 Atlantic Richfield Co
      834,750
      1,500 Baker Hughes Inc
       51,750
      4,700 Burlington Resources Inc
      236,763
     25,500 Chevron Corp
    1,657,500
      3,200 Coastal Corp
      156,400
        300 Cooper Cameron Corp*
       22,950
        100 Diamond Offshore Drilling Inc*
        5,700
      4,600 Dresser Industries Inc
      142,600
        100 Enron Oil & Gas Co
        2,525
      2,300 Enserch Corp
       52,900
        100 Enserch Exploration Inc*
        1,175
     48,600 Exxon Corp
    4,762,800
        138 Fina Inc Class A
        6,659
      1,000 Global Marine Inc*
       20,625
        300 Halliburton Co
       18,075
      2,000 Kerr-McGee Corp
      144,000
        200 Lousiana Land & Exploration Co
       10,725
      2,000 Mapco Inc
       68,000
     15,400 Mobil Corp
    1,882,650
      1,700 Murphy Oil Corp
       94,563
      1,900 Nabors Industries Inc*
       36,575
      3,000 Noble Drilling Corp*
       59,625
     12,700 Occidental Petroleum Corp
      296,863
        600 Oryx Energy Co*
       14,850
      1,800 Pennzoil Co
      101,700
      4,400 Phillips Petroleum Co
      194,700
        200 Reading & Bates Corp*
        5,300
      2,900 Rowan Companies Inc*
       65,613
      3,100 Santa Fe Energy Resources Inc*
       43,013
      2,900 Sun Company Inc
       70,688
     10,200 Texaco Inc
    1,000,875
        600 Tosco Corp
       47,475
      1,600 Ultramar Diamond Shamrock Corp
       50,600
      2,100 Union Texas Petroleum Holdings Inc
       46,988
      9,200 UnoCal Corp
      373,750
        900 Weatherford Enterra Inc*
       27,000

  $14,537,050

OTHER TRANS. SERVICES --- 0.3%
      1,800 Alexander & Baldwin Inc
       45,000
        900 Caliber System Inc
       17,325
      1,200 FMC Corp*
       84,150
      3,900 Federal Express Corp*
      173,550

     $320,025

RAILROADS --- 1.7%
      5,282 Burlington Northern Santa Fe
      456,233
      8,400 CSX Corp
      354,900
      2,600 Conrail Inc
      259,025
        150 Illinois Central Corp Series A
        4,800
      1,000 Kansas City Southern Industries Inc
       45,000
      5,000 Norfolk Southern Corp
      437,500
      8,656 Union Pacific Corp
      520,442

   $2,077,900

REAL ESTATE --- 0.0%
        253 Echelon International Corp*
        3,953

       $3,953

RETAIL TRADE --- 2.9%
      4,700 American Stores Co
      192,113
         30 Barnes & Noble Inc*
          810
        800 Borders Group Inc*
       28,700
        400 Boston Chicken Inc*
       14,350
      1,000 Brinker International Inc*
       16,000
      3,800 CVS Corp
      157,225
      5,500 Darden Restaurants Inc
       48,125
      7,800 Dayton Hudson Corp
      306,150
      4,500 Dillard Department Stores Inc Class A
      138,938
      5,400 Federated Department Stores Inc*
      184,275
     10,300 Food Lion Inc Class B
      104,288
        536 Footstar Inc*
       13,333
      4,400 Genuine Parts Co
      195,800
      1,900 Giant Food Inc Class A (non vtg)
       65,550
        700 Great Atlantic & Pacific Tea Company Inc
       22,313
        700 Hannaford Brothers Co
       23,800
      7,400 JC Penney & Company Inc
      360,750
     19,100 K Mart Corp*
      198,163
        300 Kroger Co*
       13,950
      6,800 Limited Inc
      124,950
        200 MSC Industrial Direct Company Inc Class A*
        7,400
      9,800 May Department Stores Co
      458,150
        900 Mercantile Stores Company Inc
       44,438
      1,000 Nordstrom Inc
       35,437
        800 Officemax Inc*
        8,500
        100 Owens Corning
        4,263
        496 Payless Shoesource Inc*
       18,600
        800 Revco DS Inc*
       29,600
      2,900 Rite Aid Corp
      115,275
      1,000 Schuller Corporation
       10,625
        900 Sears Roebuck & Co
       41,513
      3,500 Southland Corp*
       10,388
        300 Spiegel Inc Class A (non vtg)*
        2,119
      1,200 Tandy Corp
       52,800
      8,600 Toys R Us Inc*
      258,000
        700 Vons Companies Inc*
       41,913
        600 Weis Markets Inc
       19,125
      2,100 Wendy's International Inc
       43,050
      1,800 Winn-Dixie Stores Inc
       56,925
      5,200 Woolworth Corp*
      113,750

   $3,581,454

SECURITIES & COMMODITIES --- 1.5%
      2,525 AG Edwards Inc
       84,903
      5,008 Bear Stearns Companies Inc
      139,598
      4,600 Dean Witter Discover & Co
      304,750
        400 Donaldson, Lufkin & Jenrette Inc
       14,400
      4,600 Lehman Brothers Holdings Inc
      144,325
      7,400 Merrill Lynch & Co Inc
      603,100
      3,600 Morgan Stanley Group Inc
      205,650
      2,900 Paine Webber Group Inc
       81,563
      4,100 Salomon Inc
      193,213
        600 United Asset Management Corp
       15,975

   $1,787,477

TELEPHONE --- 7.2%
      7,100 Alltel Corp
      222,763
     19,400 Ameritech Corp
    1,176,125
     17,200 Bell Atlantic Corp
    1,113,700
     38,900 Bellsouth Corp
    1,570,588
      1,600 Century Telephone Enterprises Inc
       49,400
      1,400 Frontier Corp
       31,675
     24,700 GTE Corp
    1,123,850
     25,300 MCI Communications Corp
      826,981
     17,200 Nynex Corp
      827,750
     20,908 SBC Communications Inc
    1,081,989
      2,400 Southern New England Telecommunications Corp
       93,300
     17,000 Sprint Corp
      677,875

   $8,795,996

TRANSPORTATION EQUIPMENT --- 4.8%
      3,000 Allied-Signal Inc
      201,000
     24,600 Chrysler Corp
      811,800
        900 Consolidated Freightways Inc*
        7,988
      1,300 Cummins Engine Company Inc
       59,800
      4,000 Dana Corp
      130,500
      2,600 Eaton Corp
      181,350
      1,600 Echlin Inc
       50,600
      1,400 Fleetwood Enterprises Inc
       38,500
     46,300 Ford Motor Co
    1,475,813
      1,900 General Dynamics Corp
      133,950
      6,469 Lockheed Martin Corp
      591,914
      6,000 McDonnell Douglas Corp
      384,000
      1,320 Newport News Shipbuilding Inc*
       19,800
      1,900 Northrop Grumman Corp
      157,225
      1,215 Paccar Inc
       82,620
      1,700 Sundstrand Corp
       72,250
      5,100 TRW Inc
      252,450
      2,700 Textron Inc
      254,475
      3,464 The Boeing Co
      368,483
      8,600 United Technologies Corp
      567,600

   $5,842,118

U.S. GOVERNMENTS --- 0.3%
      3,600 Federal Home Loan Mortgage Corp
      396,450
        300 Student Loan Marketing Association
       27,938

     $424,388

WATER --- 0.0%
      2,500 American Water Works Company Inc
       51,563

      $51,563

WHOLESALE TRADE - INDL --- 0.1%
        500 Jefferson Smurfit Corp*
        8,031
      1,300 McKesson Corp
       72,800

      $80,831

WHOLESALE TRADE -CONSUMER --- 0.4%
        200 Avery Dennison Corp
        7,075
      1,500 Bergen Brunswig Corp Class A
       42,750
        600 Estee Lauder Companies Class A
       30,525
      4,100 Price/Costco Inc*
      103,013
      1,125 Rayonier Inc
       43,172
      2,200 Reebok International Ltd
       92,400
      1,900 Sunbeam-Oster Co
       48,925
      2,600 Supervalu Inc
       73,707

     $441,567

TOTAL COMMON STOCK --- 98.9%
 $120,568,540
(Cost $97,362,611)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 1.1%
  1,288,000 Prudential Funding Corp
    1,287,760

   $1,287,760

TOTAL SHORT-TERM INVESTMENTS --- 1.1%
   $1,287,760
(Cost $1,287,760)

TOTAL VALUE INDEX PORTFOLIO --- 100.0%
 $121,856,300
(Cost $98,650,371)